As filed with the Securities and Exchange Commission on September 12, 2005
Registration No. _________

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No. ___
☐ Post-Effective Amendment No. ____
(Check appropriate Box or Boxes)
Goldman Sachs Variable Insurance Trust
(Exact Name of Registrant as Specified in Charter)
312-655-4400
(Area Code and Telephone Number)
71 South Wacker Drive, Suite 500
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Howard B. Surloff, Esq.
Goldman, Sachs & Co.
One New York Plaza, 37th Floor
New York, New York 10004
(Name and address of Agent for Service)
Copies to:
Kenneth L. Greenberg, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
Title of Securities Being Registered: Shares of Beneficial Interest, $.001 value
An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

GOLDMAN SACHS VARIABLE INSURANCE TRUST
(“GSVIT”)
FORM N-14
CROSS REFERENCE SHEET

Item No.		Heading
Part A

1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page of Registration Statement; Cross-Reference Sheet; Front Cover Page of Proxy Statement/Prospectus

2.	Beginning and Outside Back Cover Page of Prospectus	Table of Contents

3.	Fee Table, Synopsis and Risk Factors	Summary; The Reorganizations; Comparative Fees and Expenses; Overview of the AIT Funds and GSVIT Funds; Principal Risk Factors – Risk of Investing in the AIT Funds and GSVIT Funds; Investment Objectives and Principal Investment Strategies; Investment Restrictions; Comparison of AIT’s and GSVIT’s Charter Documents; Investment Advisers and Advisory Fee Information; Other Service Providers; Purchase and Redemptions of Shares; Dividends and Other Distributions; Federal Income Tax Consequences of the Reorganization

4.	Information About the Transaction	Summary; Boards’ Consideration of the Reorganizations; The Reorganizations; Federal Income Tax Consequences; Information About the Reorganizations; Reasons for the Reorganizations and Trustees’ Considerations; The Reorganization Agreement; Description of Securities to be Issued; Federal Income Tax Consequences; Capitalization

5.	Information About the Registrant	Summary; Comparative Fees and Expenses; Overview of the AIT Funds and GSVIT Funds; Principal Risk Factors – Risk of Investing in the AIT Funds and GSVIT Funds; Other Investment Practices and Investment Securities of the AIT Funds and the GSVIT Fund; Investment Objectives and Principal Investment Strategies; Investment Restrictions; Comparison of AIT’s and GSVIT’s Charter Documents; Investment Advisers and Advisory Fee Information; Other Service Providers; Purchase and Redemptions of Shares; Dividends and Other Distributions; Additional Information About the AIT Funds and the GSVIT Funds; Management’s Discussion of Fund Performance; Financial Highlights; Materials Incorporated by Reference

6.	Information About the Company Being Acquired	Summary; Comparative Fees and Expenses; Other Investment Practices and Investment Securities of the AIT Funds and the GSVIT Funds; Overview of the

Item No.		Heading
AIT Funds and GSVIT Funds; Principal Risk Factors – Risk of Investing in the AIT Funds and GSVIT Funds; Investment Objectives and Principal Investment Strategies; Investment Restrictions; Comparison of AIT’s and GSVIT’s Charter Documents; Investment Advisers and Advisory Fee Information; Other Service Providers; Purchase and Redemptions of Shares; Dividends and Other Distributions; Additional Information About the Funds and the GSVIT Funds; Management’s Discussion of Fund Performance; Financial Highlights; Materials Incorporated by Reference

7.	Voting Information	Voting Information

8.	Interest of Certain Persons and Experts	Not Applicable

9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

Part B

10.	Cover Page	Cover Page

11.	Table of Contents	Not Applicable

12.	Additional Information About the Registrant	Incorporation of Documents by Reference into Statement of Additional Information

13.	Additional Information About the Company Being Acquired	Incorporation of Documents by Reference into the Statement of Additional Information

14.	Financial Statements	Pro Forma Financial Information
Part C
Items 15-17. Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

ALLMERICA INVESTMENT TRUST
440 Lincoln Street
Worcester, Massachusetts 01653
                    , 2005
Dear Variable Annuity or Variable Life Contract Owner:
      We are writing to notify you that special meetings of the shareholders of the Select International Equity Fund, Core Equity Fund, Select Growth Fund, Select Capital Appreciation Fund, Equity Index Fund, Select Value Opportunity Fund, Government Bond Fund, Select Investment Grade Income Fund, and Money Market Fund (each an “AIT Fund” and collectively, the “AIT Funds”), each a separate investment portfolio of Allmerica Investment Trust (“AIT”), will be held on December      , 2005, at 9:00 a.m. Eastern Time at the offices of AIT, 440 Lincoln Street, Worcester, Massachusetts 01653 (the “Special Meetings”). Although separate accounts of First Allmerica Financial Life Insurance Company (“FAFLIC”) and Allmerica Financial Life Insurance and Annuity Company (“AFLIAC”) are the only shareholders of the AIT Funds, as an owner of record of a variable annuity contract or variable life insurance contract investing in the AIT Funds, you have the right to instruct FAFLIC or AFLIAC as to the manner in which shares of the AIT Fund(s) attributable to your variable contract should be voted.
      At the Special Meetings, shareholders of each AIT Fund, voting separately with respect to their AIT Fund, will be asked to consider a proposal to reorganize the AIT Funds (the “Reorganizations”) whereby each investment portfolio of Goldman Sachs Variable Insurance Trust (“GSVIT”) listed below (each a “GSVIT Fund” and collectively, the “GSVIT Funds”) will acquire all of the assets and assume substantially all of the liabilities of the corresponding AIT Fund listed opposite its name:

AIT Funds	GSVIT Funds

Select International Equity Fund	Goldman Sachs International Equity Fund
Core Equity Fund	Goldman Sachs COREsm U.S. Equity Fund
Select Growth Fund	Goldman Sachs Capital Growth Fund
Select Capital Appreciation Fund	Goldman Sachs Growth Opportunities Fund
Equity Index Fund	Goldman Sachs Equity Index Fund
Select Value Opportunity Fund	Goldman Sachs Mid Cap Value Fund
Government Bond Fund	Goldman Sachs Government Income Fund
Select Investment Grade Income Fund	Goldman Sachs Core Fixed Income Fund
Money Market Fund	Goldman Sachs Money Market Fund
      If the proposal is approved and implemented for an AIT Fund, each shareholder of the AIT Fund will become a shareholder of the GSVIT Fund that acquires it, receiving Service Shares of the GSVIT Fund having a total value equal to the value of the shareholder’s investment in the AIT Fund at the close of business on the business day immediately preceding the effective time of the Reorganization. As a contract owner indirectly invested in an AIT Fund, the Reorganization of the AIT Fund would result in your contract values being indirectly invested in the acquiring GSVIT Fund. As explained in the accompanying Proxy Statement/ Prospectus, the Reorganizations would not create adverse tax consequences for contract owners, nor would contract owners pay any fees or charges in connection with the Reorganizations.
      While each GSVIT Fund counterpart to an AIT Fund has a similar investment objective and investment policies, each GSVIT Fund is managed on a day-to-day basis by a different investment adviser with a different team of individuals.
      AIT’s Board of Trustees has concluded that the Reorganizations are in the best interest of the AIT Funds and unanimously recommends that you vote in favor of the proposal.

      As a contract owner, you are being asked to provide your voting instructions on this proposal. The attached proxy materials provide more information about the Reorganizations and a voting instruction card is enclosed for each AIT Fund in which you are invested. Please indicate your instructions on the voting instruction card(s) and return it (them) as soon as possible.
      Your voting instructions on this proposal are important. Please provide your voting instructions as soon as possible to save the expense of additional solicitations. You may cast your vote by: (1) filling out the enclosed voting form and returning it to us, (2) using the toll-free telephone voting facility (1-800-          -          ), or (3) visiting our internet voting website http://                     .com. If we do not receive your voting instructions as the Special Meeting date approaches, we [or our solicitation firm] may contact you to obtain your voting instructions. If you have any questions about the proxy materials or need assistance, please call [1-800-          -          ]. We look forward to receiving your voting instructions. Thank you for your attention to this matter.

Sincerely,

John P. Kavanaugh
President and Chairman of the Board of Trustees

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ALLMERICA INVESTMENT TRUST
440 Lincoln Street
Worcester, Massachusetts 01653

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
December      , 2005

      To shareholders of Select International Equity Fund, Core Equity Fund, Select Growth Fund, Select Capital Appreciation Fund, Equity Index Fund, Select Value Opportunity Fund, Government Bond Fund, Select Investment Grade Income Fund and Money Market Fund (each, an “AIT Fund,” and collectively, the “AIT Funds”):
      Notice is hereby given that special meetings of the shareholders of each AIT Fund (each, a “Special Meeting” and collectively, the “Special Meetings”) will be held on December      , 2005 at the offices of Allmerica Investment Trust (“AIT”), 440 Lincoln Street, Worcester, Massachusetts 01653, at 9:00 a.m. Eastern Time.
      Each AIT Fund will hold Special Meetings for the following purposes:

1.	To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the acquisition of all of the assets, and the assumption of substantially all of the liabilities, of the AIT Fund by a corresponding investment portfolio (a “GSVIT Fund”) of Goldman Sachs Variable Insurance Trust (“GSVIT”) in exchange for Service Shares of the corresponding GSVIT Fund, followed by the distribution of those shares to the shareholders of the AIT Fund and the subsequent liquidation of the AIT Fund.
Under the terms of the Reorganization Agreement, each of the following AIT Funds would be acquired by the corresponding GSVIT Fund listed opposite its name:

AIT Funds	GSVIT Funds

Select International Equity Fund	International Equity Fund
Core Equity Fund	COREsm U.S. Equity Fund
Select Growth Fund	Capital Growth Fund
Select Capital Appreciation Fund	Growth Opportunities Fund
Equity Index Fund	Equity Index Fund
Select Value Opportunity Fund	Mid Cap Value Fund
Government Bond Fund	Government Income Fund
Select Investment Grade Income Fund	Core Fixed Income Fund
Money Market Fund	Money Market Fund

2.	To transact such other business as may properly come before a Meeting or any adjournment(s) thereof.
      Separate accounts of First Allmerica Financial Life Insurance Company (“FAFLIC”) and Allmerica Financial Life Insurance and Annuity Company (“AFLIAC”) are the only shareholders of the AIT Funds. However, FAFLIC and AFLIAC hereby solicit and agree to vote the shares of the AIT Funds at the Special Meetings in accordance with timely instructions received from owners of the variable annuity contracts and variable life insurance contracts (“variable contracts”) having contract values allocated to a separate account invested in such shares. AFLIAC and FAFLIC will vote shares attributable to variable contracts as to which no voting instructions are received in proportion (for, against or abstain) to those for which instructions are received.
      As a variable contract owner of record at the close of business on [                    ], 2005, you have the right to instruct FAFLIC and AFLIAC as to the manner in which shares of an AIT Fund attributable to your variable contract should be voted. To assist you in giving your instructions, a Voting Instruction Form is enclosed that reflects the number of shares of each of the above AIT Funds for which you are entitled to give voting instructions. In addition, a Combined Proxy Statement/ Prospectus is attached to this Notice and describes the matters to be voted upon at the Special Meetings or any adjournment(s) thereof.
      Your vote is important. Whether or not you expect to attend the Special Meetings, please complete, date and sign each enclosed Voting Instruction Form and return it promptly in the enclosed postage prepaid envelope.

By Order of the Board of Trustees

Secretary
Worcester, Massachusetts
                    , 2005

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ALLMERICA INVESTMENT TRUST
GOLDMAN SACHS VARIABLE INSURANCE TRUST
                    , 2005
Questions & Answers
      The following questions and answers provide an overview of the proposal to reorganize your portfolio of Allmerica Investment Trust (“AIT”) into a corresponding portfolio offered by the Goldman Sachs Variable Insurance Trust (“GSVIT”). We also encourage you to read the full text of the combined proxy statement/prospectus (the “Proxy/ Prospectus”) that follows.

Q:	What are AIT shareholders being asked to vote upon?

A:	AIT shareholders are being asked in the attached Proxy/Prospectus to consider and approve a proposal to reorganize each of the portfolios offered by AIT (each, an “AIT Fund”) into a corresponding portfolio offered by GSVIT (each, a “GSVIT Fund”).

Separate accounts of First Allmerica Financial Life Insurance Company (“FAFLIC”) and Allmerica Financial Life Insurance and Annuity Company (“AFLIAC”) are the only shareholders of the AIT Funds. However, owners of record of a variable annuity contract or variable life insurance contract investing in the AIT Funds will have the right to instruct FAFLIC or AFLIAC as to the manner in which shares of the AIT Fund(s) attributable to their variable contract should be voted.

Q.	Why has the reorganization of the AIT Funds into corresponding GSVIT Funds been recommended?

A:	On August 22, 2005, Allmerica Financial Corporation (“AFC”) entered into a definitive agreement to sell AFLIAC, a wholly-owned subsidiary of AFC, and its closed block of variable annuity and variable life business (the “Transaction”) to The Goldman Sachs Group, Inc. (“Goldman Sachs”). In addition, in connection with the Transaction, it is proposed that the AIT Funds will be combined with certain GSVIT Funds pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”), subject in each case to approval by the shareholders of the relevant AIT Fund. In this regard, the Board of Trustees of AIT has determined that the reorganization of each of the AIT Funds into a corresponding GSVIT Fund is in the best interests of the shareholders of each of the AIT Funds. In approving the reorganizations, the Board of Trustees of AIT engaged in a thorough review process relating to GSVIT, Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”) the investment managers to certain of the GSVIT Funds. The Trustees (with the advice and assistance of independent counsel) considered, among other things, the following factors: (1) the structure and terms of the Transaction; (2) the commitment of resources by GSAM and GSAMI to the management of the insurance business channel and to the growth of insurance assets under management; (3) the high quality and depth of GSAM’s and GSAMI’s investment management teams and investment process; (4) the ability of GSAM and GSAMI to manage investment products that are invested in different strategies and asset classes; (5) that, unlike the AIT Funds, the GSVIT Funds are not managed through a “manager-of-managers” structure, in which the investment manager has the ability, subject to approval by the Trustees, to hire and terminate sub-advisers of an AIT Fund; (6) a comparison of the investment objectives, styles, portfolio characteristics and risk metrics of each AIT Fund and its corresponding GSVIT Fund; (7) the historical performance results, both on an absolute and risk-adjusted basis, of each AIT Fund and its corresponding GSVIT Fund; (8) the terms of the Reorganization Agreement; and (9) that each of AFC and Goldman Sachs would bear the expenses associated with each AIT Fund’s Reorganization. See “Information about the Reorganizations — Reasons for the Reorganizations and Trustees’ Considerations” in the Proxy/Prospectus.

1

Q:	What is the anticipated timing of the reorganizations?

A:	The meetings of shareholders of the AIT Funds to consider the proposal is scheduled to occur on December , 2005. If all necessary approvals are obtained, the proposed reorganizations will be consummated shortly thereafter.

Q:	Who will receive the Proxy/ Prospectus material?

A:	The Proxy/Prospectus has been mailed to all owners of variable annuity contracts and variable life insurance contracts issued by FAFLIC or AFLIAC as of record at the close of business on [ ], 2005.

Q:	How are the AIT Funds proposed to be reorganized?

A:	As you may know, AIT consists of nine separate investment portfolios, each of which would be affected by the proposed reorganizations. The proposed Reorganization Agreement for these AIT Funds, approved by the AIT Board of Trustees, contemplates the reorganization of these AIT Funds into nine GSVIT Funds having similar investment objectives and policies. Under the proposed Reorganization Agreement, each AIT Fund will be reorganized into the GSVIT Fund listed directly opposite such AIT Fund in the table below (each, a “Corresponding AIT Fund”).

AIT Fund	GSVIT Fund

Select International Equity Fund	Goldman Sachs International Equity Fund
Core Equity Fund	Goldman Sachs COREsm U.S. Equity Fund
Select Growth Fund	Goldman Sachs Capital Growth Fund
Select Capital Appreciation Fund	Goldman Sachs Growth Opportunities Fund
Equity Index Fund	Goldman Sachs Equity Index Fund
Select Value Opportunity Fund	Goldman Sachs Mid Cap Value Fund
Government Bond Fund	Goldman Sachs Government Income Fund
Select Investment Grade Income Fund	Goldman Sachs Core Fixed Income Fund
Money Market Fund	Goldman Sachs Money Market Fund

The Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Money Market Fund are newly organized GSVIT Funds that have been created for purposes of the reorganizations and will not commence operations until the date of the reorganizations. Each of these GSVIT Funds has investment objectives and policies that are similar to the Corresponding AIT Fund being reorganized into it.

Q:	What are the costs and federal tax implications to shareholders in connection with the proposed reorganizations?

A:	Neither AIT nor GSVIT will bear any direct fees or expenses in connection with the reorganizations or any explicit brokerage commissions (i.e., brokerage commissions resulting from the sale of securities of the AIT Funds) in connection with the reorganizations. The responsibility for payment of all of the fees, expenses and explicit brokerage commissions in connection with the reorganizations will be borne by and allocated between AFC and GSAM (or an affiliate thereof).

No sales charge will be imposed on the Service Shares of the GSVIT Funds issued to you in the reorganizations, which means that the aggregate value of the GSVIT Fund Service Shares issued to you will be equal to the aggregate value of the AIT Fund shares that you own immediately prior to the reorganizations. In addition, the exchange of AIT Fund shares for GSVIT Fund Service Shares is intended to be tax-free under federal income tax laws (however there can be no assurance that the Internal Revenue Service will not adopt a contrary position).

2

Q:	Can one of the proposed reorganizations take place without the others?

A:	Yes. The proposed reorganizations are not conditioned on each other. If shareholders of one AIT Fund approve the proposed reorganization of their AIT Fund, it will proceed whether or not the proposed reorganizations for the other AIT Funds proceed.

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COMBINED PROXY STATEMENT/PROSPECTUS
                    , 2005
ALLMERICA INVESTMENT TRUST
440 Lincoln Street
Worcester, Massachusetts 01653
1-800-533-7881
GOLDMAN SACHS VARIABLE INSURANCE TRUST
71 South Wacker, Suite 500
Chicago, Illinois 60606
1-800-621-2550
      This combined proxy statement/ prospectus (“Proxy/ Prospectus”) is being sent on behalf of the Board of Trustees of Allmerica Investment Trust (“AIT”) to shareholders of AIT and owners of variable annuity contracts and variable life insurance contracts issued by First Allmerica Financial Life Insurance Company (“FAFLIC”) and Allmerica Financial Life Insurance and Annuity Company (“AFLIAC”) and having contract values on the record date allocated to a separate account of FAFLIC and AFLIAC invested in shares representing an interest in the following investment portfolios of AIT: Select International Equity Fund, Core Equity Fund, Select Growth Fund, Select Capital Appreciation Fund, Equity Index Fund, Select Value Opportunity Fund, Government Bond Fund, Select Investment Grade Income Fund and Money Market Fund (each an “AIT Fund” and collectively, the “AIT Funds”). The Board of Trustees of AIT has called Special Meetings of Shareholders (each a “Special Meeting” and collectively, the “Special Meetings”) at the offices of AIT, 440 Lincoln Street, Worcester, Massachusetts 01653, on December      , 2005 at 9:00 a.m. Eastern time. This Proxy/ Prospectus sets forth concisely the information that AIT Fund shareholders should know before voting on the reorganization relating to their AIT Fund and investing in the corresponding investment portfolios of Goldman Sachs Variable Insurance Trust (“GSVIT”) and should be retained for future reference. It is both AIT’s proxy statement for the Special Meetings and a prospectus for the GSVIT Funds (as defined below).
      At the Special Meetings, shareholders will be asked:

•	To approve a proposed Agreement and Plan of Reorganization dated as of August 22, 2005 (the “Reorganization Agreement”), by and between AIT and GSVIT, and joined for certain limited purposes by Allmerica Financial Corporation (“AFC”), Allmerica Financial Investment Management Services, Inc. (“AFIMS”), Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), which provides for and contemplates: (1) the transfer of all of the assets and substantially all of the liabilities of each AIT Fund to a corresponding investment portfolio of GSVIT (each, a “GSVIT Fund,” and collectively, the “GSVIT Funds”) in exchange for the Service Shares of the corresponding GSVIT Fund; (2) the distribution of the Service Shares of the corresponding GSVIT Fund to shareholders of each AIT Fund in liquidation of each of the AIT Funds; and (3) the subsequent liquidation of each AIT Fund.

      Reorganization Agreement. The Reorganization Agreement, which is attached as Appendix A, provides for the transfer of all of the assets and substantially all of the liabilities of each AIT Fund to a corresponding GSVIT Fund in exchange for Service Shares of the corresponding GSVIT Fund, as applicable (as listed below).

AIT Fund	GSVIT Fund

Select International Equity Fund	Goldman Sachs International Equity Fund
Shares	Service Shares
Core Equity Fund	Goldman Sachs CORESM U.S. Equity Fund
Shares	Service Shares
Select Growth Fund	Goldman Sachs Capital Growth Fund
Shares	Service Shares
Select Capital Appreciation Fund	Goldman Sachs Growth Opportunities Fund
Shares	Service Shares
Equity Index Fund	Goldman Sachs Equity Index Fund
Shares	Service Shares
Select Value Opportunity Fund	Goldman Sachs Mid Cap Value Fund
Shares	Service Shares
Government Bond Fund	Goldman Sachs Government Income Fund
Shares	Service Shares
Select Investment Grade Income Fund	Goldman Sachs Core Fixed Income Fund
Shares	Service Shares
Money Market Fund	Goldman Sachs Money Market Fund
Shares	Service Shares
      The transactions contemplated by the Reorganization Agreement are referred to collectively as the “Reorganizations.” The AIT Funds and the corresponding GSVIT Funds into which they are proposed to be reorganized are sometimes referred to in this Proxy/ Prospectus as “Corresponding AIT Funds” and “Corresponding GSVIT Funds.”
      The Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Money Market Fund are newly organized GSVIT Funds that have been created for purposes of the Reorganizations and will not commence operations until the date of each of the Reorganizations. Each GSVIT Fund has investment objectives and policies which are similar to the Corresponding AIT Fund being reorganized into it.
      AIT and GSVIT are both registered, open-end management investment companies (mutual funds). As a result of the reorganizations, shareholders of each of the AIT Funds will become shareholders of the Corresponding GSVIT Fund (the AIT Funds and GSVIT Funds are sometimes referred to as “Funds”).
      Additional information is set forth in the Statement of Additional Information dated                    , 2005 relating to this Proxy/ Prospectus and in the prospectuses dated May 1, 2005, as supplemented, for the AIT Funds which you have previously been given or sent and are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the “SEC”), and is available without charge by calling AIT at the telephone number stated above or by writing AIT at the following address: Allmerica Investment Trust, 440 Lincoln Street, Worcester, Massachusetts 01653.
      The information contained in the current prospectuses for the Service Class of the Goldman Sachs International Equity Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Money Market Fund dated November      , 2005 are also incorporated by reference into this Proxy/ Prospectus. Each of these documents is on file with the SEC, and is available without charge by calling or writing GSVIT at 1-800-621-2550 or P.O. Box 06050, Chicago, IL 60606-6306. In addition, a current prospectus for each of the GSVIT Funds that a particular AIT Fund shareholder will own upon consummation of the Reorganization relating to his or her AIT Fund accompanies this Proxy/ Prospectus.

ii

      The Annual Report for the AIT Funds for the year ended December 31, 2004 and the Semi-Annual Report for the period ended June 30, 2005 can be obtained without charge by calling AIT at the telephone number stated above or by writing AIT at the following address: Allmerica Investment Trust, 440 Lincoln Street, Worcester, Massachusetts 01653. The Annual Reports for the Goldman Sachs International Equity Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Capital Growth Fund and Goldman Sachs Mid Cap Value Fund for the year ended December 31, 2004 and the Semi-Annual Report for those Funds for the period ended June 30, 2005 can be obtained without charge by calling or writing GSVIT at 1-800-621-2550 or P.O. Box 06050, Chicago, IL 60606-6306. Each of these documents together with other information about the AIT Funds and the GSVIT Funds is also available on the SEC’s website at www.sec.gov.
      This Proxy/ Prospectus is expected to be first sent to shareholders on or about November      , 2005.
      The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy/ Prospectus. Any representation to the contrary is a criminal offense.
      Shares of AIT and GSVIT are not deposits or obligations of or guaranteed or endorsed by any bank. Such shares are not insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Mutual fund shares involve certain investment risks, including the possible loss of principal.
      Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

iii

SUMMARY
      The following is a summary of certain information contained in this Proxy/ Prospectus and the Reorganization Agreement. The Reorganization Agreement governs the terms of the Reorganizations and is attached as Appendix A.
Boards’ Consideration of the Reorganizations
      At meetings held on June 30, 2005 and July 11, 2005, AIT’s Board of Trustees considered the Reorganization Agreement and the Reorganization of each AIT Fund into its Corresponding GSVIT Fund. Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Trustees of AIT, including all of the Trustees who are not “interested persons” of AIT (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”)) who were represented by separate legal counsel, determined that participation in each Reorganization, as contemplated by the Reorganization Agreement, is in the best interests of each AIT Fund and that the interests of the existing shareholders of each AIT Fund will not be diluted as a result of its Reorganization. For additional information, see “Information About the Reorganizations — Reasons for the Reorganizations and Trustees’ Considerations.”
      AIT’s Board of Trustees unanimously recommends that shareholders of each AIT Fund approve such AIT Fund’s Reorganization.
      At a meeting held on July 12, 2005, the GSVIT Board of Trustees similarly found that participation of each GSVIT Fund in the Reorganization relating to such Fund is in the best interests of each GSVIT Fund and that the interests of the shareholders of each GSVIT Fund will not be diluted as a result of such Reorganization.
The Reorganizations
      The Reorganization Agreement provides for a separate reorganization involving each AIT Fund and its Corresponding GSVIT Fund listed opposite its name below.

AIT Funds	GSVIT Funds

Select International Equity Fund	Goldman Sachs International Equity Fund
Shares	Service Shares
Core Equity Fund	Goldman Sachs CORE U.S. Equity Fund
Shares	Service Shares
Select Growth Fund	Goldman Sachs Capital Growth Fund
Shares	Service Shares
Select Capital Appreciation Fund	Goldman Sachs Growth Opportunities Fund
Shares	Service Shares
Equity Index Fund	Goldman Sachs Equity Index Fund
Shares	Service Shares
Select Value Opportunity Fund	Goldman Sachs Mid Cap Value Fund
Shares	Service Shares
Government Bond Fund	Goldman Sachs Government Income Fund
Shares	Service Shares
Select Investment Grade Income Fund	Goldman Sachs Core Fixed Income Fund
Shares	Service Shares
Money Market Fund	Goldman Sachs Money Market Fund
Shares	Service Shares
The Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Money Market Fund are newly organized GSVIT Funds that have been created for purposes of the Reorganizations and will not commence operations until the day of the Reorganizations. Each GSVIT Fund has investment objectives and policies which are similar to the Corresponding AIT Fund being reorganized into it. The Goldman Sachs Growth Opportunities

Goldman Sachs Equity Index, Goldman Sachs Government Income, Goldman Sachs Core Fixed Income and Goldman Sachs Money Market Funds of GSVIT are sometimes referred to herein as the “Shell GSVIT Funds” and Goldman Sachs International Equity, Goldman Sachs CORE U.S. Equity, Goldman Sachs Capital Growth and Goldman Sachs Mid Cap Value Funds of GSVIT are sometimes referred to herein as “Existing GSVIT Funds.”
      As set forth in the Reorganization Agreement, each Reorganization between an AIT Fund and its Corresponding GSVIT Fund will involve:

•	The acquisition of all of the assets of an AIT Fund by its Corresponding GSVIT Fund and the assumption by that GSVIT Fund of substantially all of the liabilities of the AIT Fund, in exchange for Service shares of the GSVIT Fund having aggregate values equal to the net asset value of the AIT Fund as of the close of business on the business day immediately preceding the effective time of the Reorganization;

•	The distribution of the Corresponding GSVIT Fund’s Service Shares to each holder of the AIT Fund’s shares as of the effective time of the Reorganization; and

•	The complete liquidation of each AIT Fund.
      As a result of the Reorganizations, each AIT Fund shareholder will become a shareholder of its Corresponding GSVIT Fund and will hold, immediately after the Reorganizations, Service Shares in such Corresponding GSVIT Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the AIT Fund immediately prior to the effectiveness of the Reorganization relating to his or her AIT Fund. The exchange of shares in each Reorganization is intended to be tax-free under federal income tax laws (although there can be no assurances that the Internal Revenue Service will not adopt a contrary position) and shareholders of the GSVIT Funds and the AIT Funds will not pay any sales charge as a result of the exchange of the shares in the Reorganizations.
      If approved, each Reorganization is expected to occur as of the opening of business on or about December      , 2005. Approval of each Reorganization requires the approval of the holders of the lesser of (1) more than 50% of the outstanding shares of the relevant AIT Fund or (2) 67% or more of the shares of the relevant AIT Fund present at the Special Meetings if more than 50% of the outstanding shares of the relevant AIT Fund are represented at the Special Meetings in person of by proxy. See “Information about the Reorganizations” and “Voting Information” below.
Federal Income Tax Consequences of Each Reorganization
      It is intended that each Reorganization will generally not result in the recognition, for federal income tax purposes, of gain or loss by the AIT Funds, the GSVIT Funds or their respective shareholders, although there can be no assurance that the Internal Revenue Service will not adopt a contrary position.
      As a condition to the closing of each Reorganization, AIT and GSVIT will receive an opinion from Drinker Biddle & Reath LLP (based on certain facts, qualifications, assumptions and representations) to the effect that each Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). See “Information About the Reorganizations — Federal Income Tax Consequences,” below.
Comparative Fees and Expenses

AIT Fund and GSVIT Fund Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of each AIT Fund differ from the expenses of its Corresponding GSVIT Fund. In particular, the Service Shares of each of the GSVIT Funds have the same or lower overall expenses after waivers than the Shares of their corresponding AIT Fund. Except as noted below, these waivers are voluntary and can be terminated at any time.

      The following tables: (1) compare the fees and expenses for the AIT Funds and their Corresponding GSVIT Funds and (2) show the estimated fees and expenses for the Corresponding GSVIT Funds on a pro forma basis after giving effect to the Reorganizations. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AIT Funds and the GSVIT Funds and obtain a general idea of what the expense levels would be if the Reorganizations occur. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.
      The AIT Funds annual operating expenses are based on actual expenses for the twelve months ended June 30, 2005. Service Shares of the GSVIT Funds are new and the GSVIT Funds annual operating expenses are based on estimates for the current fiscal year. The Shell GSVIT Funds are new investment portfolios with no assets and liabilities that will commence investment operations upon completion of the applicable Reorganization. The Combined Fund pro forma expense ratios are constructed by assuming that the relevant Reorganization occurred on June 30, 2005 and represent the estimated hypothetical experience of the combined GSVIT Funds for the twelve months ended June 30, 2005.
      For financial statement purposes, the Goldman Sachs International Equity Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Value Fund and the Select Capital Appreciation Fund, Equity Index Fund, Government Bond Fund, Select Investment Grade Income Fund and Money Market Fund of AIT will be the accounting survivors in their respective reorganizations. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      GSAM has agreed in the Reorganization Agreement that it will reimburse the appropriate GSVIT Fund as necessary to limit the total annual operating expenses to the following levels for eighteen months following the Reorganizations:

Goldman Sachs International Equity Fund	1.22%
Goldman Sachs CORE U.S. Equity Fund	0.81%
Goldman Sachs Capital Growth Fund	1.00%
Goldman Sachs Growth Opportunities Fund	1.14%
Goldman Sachs Equity Index Fund	0.44%
Goldman Sachs Mid Cap Value Fund	0.99%
Goldman Sachs Government Income Fund	0.68%
Goldman Sachs Core Fixed Income Fund	0.54%
Goldman Sachs Money Market Fund	0.49%
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) an AIT Fund as it currently exists, (2) its Corresponding GSVIT Fund as it currently exists, and (3) the same GSVIT Fund if it acquires its Corresponding AIT Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in each of the nine Funds for the periods shown. The dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the examples do not reflect any expense waivers or reimbursement.

SELECT INTERNATIONAL EQUITY FUND
GOLDMAN SACHS INTERNATIONAL EQUITY FUND

		Goldman Sachs
	Select International	International Equity		Combined Fund
	Equity Fund	Fund		Pro Forma

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A		N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A		N/A
Redemption Fees	N/A	N/A		N/A
Exchange Fees	N/A	N/A		N/A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.92%	1.00%	[3]	1.00%[3]
Distribution and Service (12b-1) Fees	0.15%[1]	0.25%		0.25%
Other Expenses	0.18%	0.32%	*	0.20%	*

Total Fund Operating Expenses	1.25%[2]	1.57%	*	1.45%	*
See page 13 for all other footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the GSVIT Fund and the Combined Fund set forth below reflect the limitations for the twelve months ended June 30, 2005.

		Goldman Sachs
	Select International	International Equity	Combined Fund
	Equity Fund	Fund	Pro Forma

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.92%	1.00%[3]	1.00%[3]
Distribution and Service (12b-1) Fees	0.15%[1]	0.02%	0.02%
Other Expenses	0.18%	0.20%[4]	0.20%[4]

Total Fund Operating Expenses (after current expense limitations)	1.25%[2]	1.22%	1.22%

CORE EQUITY FUND
GOLDMAN SACHS CORE U.S. EQUITY FUND

		Goldman Sachs
		CORE U.S. Equity		Combined Fund
	Core Equity Fund	Fund		Pro Forma

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A		N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A		N/A
Redemption Fees	N/A	N/A		N/A
Exchange Fees	N/A	N/A		N/A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.59%	0.65%[3]		0.65%[3]
Distribution and Service (12b-1) Fees	0.15%[1]	0.25%		0.25%
Other Expenses	0.08%	0.09%	*	0.08%	*

Total Fund Operating Expenses	0.82%[2]	0.99%	*	0.98%	*
See page 13 for all other footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any expense limitations) of the GSVIT Fund and the Combined Fund set forth below reflect the expense limitations for the twelve months ended June 30, 2005.

		Goldman Sachs
		CORE U.S. Equity	Combined Fund
	Core Equity Fund	Fund	Pro Forma

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.59%	0.65%[3]	0.65%[3]
Distribution and Service (12b-1) Fees	0.15%[1]	0.08%	0.08%
Other Expenses	0.08%	0.08%[4]	0.08%[4]

Total Fund Operating Expenses (after current expense limitations)	0.82%[2]	0.81%	0.81%

SELECT GROWTH FUND
GOLDMAN SACHS CAPITAL GROWTH FUND

		Goldman Sachs		Combined Fund
	Select Growth Fund	Capital Growth Fund		Pro Forma

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A		N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A		N/A
Redemption Fees	N/A	N/A		N/A
Exchange Fees	N/A	N/A		N/A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.82%[2]	0.75%[3]		0.75%[3]
Distribution and Service (12b-1) Fees	0.15%[1]	0.25%		0.25%
Other Expenses	0.07%	0.16%	*	0.09%	*

Total Fund Operating Expenses	1.04%[2]	1.16%	*	1.09%	*
See page 13 for all other footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the GSVIT Fund and the Combined Fund set forth below reflect the expense limitations for the twelve months ended June 30, 2005.

		Goldman Sachs	Combined Fund
	Select Growth Fund	Capital Growth Fund	Pro Forma

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.79%[2]	0.75%[3]	0.75%[3]
Distribution and Service (12b-1) Fees	0.15%[1]	0.10%	0.10%
Other Expenses	0.07%	0.15%[4]	0.09%[4]

Total Fund Operating Expenses (after current expense limitations)	1.01%[2]	1.00%	0.94%

SELECT CAPITAL APPRECIATION FUND
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

	Select Capital	Goldman Sachs Growth		Combined Fund
	Appreciation Fund	Opportunities Fund[5]		Pro Forma[5]

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A		N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A		N/A
Redemption Fees	N/A	N/A		N/A
Exchange Fees	N/A	N/A		N/A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.92%	1.00%[6]		1.00%[6]
Distribution and Service (12b-1) Fees	0.15%[1]	0.25%		0.25%
Other Expenses	0.08%	0.11%	*	0.11%	*

Total Fund Operating Expenses*	1.15%[2]	1.36%	*	1.36%	*
See page 13 for all other footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the GSVIT Fund and the Combined Fund set forth below reflect the waivers and expense limitations for the twelve months ended June 30, 2005.

	Select Capital	Goldman Sachs Growth	Combined Fund
	Appreciation Fund	Opportunities Fund[5]	Pro Forma[5]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.92%	1.00%[6]	1.00%[6]
Distribution and Service (12b-1) Fees	0.15%[1]	0.10%	0.10%
Other Expenses	0.08%	0.04%[4]	0.04%[4]

Total Fund Operating Expenses (after current expense limitations)	1.15%[2]	1.14%	1.14%

EQUITY INDEX FUND
GOLDMAN SACHS EQUITY INDEX FUND

		Goldman Sachs Equity		Combined Fund
	Equity Index Fund	Index Fund[5]		Pro Forma[5]

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A		N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A		N/A
Redemption Fees	N/A	N/A		N/A
Exchange Fees	N/A	N/A		N/A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.28%	0.30%[7]		0.30%[7]
Distribution and Service (12b-1) Fees	0.15%[1]	0.25%		0.25%
Other Expenses	0.09%	0.10%	*	0.10%	*

Total Fund Operating Expenses	0.52%[2]	0.65%	*	0.65%	*
See page 13 for all other footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the GSVIT Fund and the Combined Fund set forth below reflect the waivers and expense limitations for the twelve months ended June 30, 2005.

		Goldman Sachs Equity	Combined Fund
	Equity Index Fund	Index Fund[5]	Pro Forma[5]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.28%	0.20%[7]	0.20%[7]
Distribution and Service (12b-1) Fees	0.15%[1]	0.10%	0.10%
Other Expenses	0.09%	0.10%[4]	0.10%[4]

Total Fund Operating Expenses (after current expense limitations)	0.52%[2]	0.40%	0.40%

SELECT VALUE OPPORTUNITY FUND
GOLDMAN SACHS MID CAP VALUE FUND

	Select Value	Goldman Sachs Mid Cap		Combined Fund
	Opportunity Fund	Value Fund		Pro Forma

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A		N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A		N/A
Redemption Fees	N/A	N/A		N/A
Exchange Fees	N/A	N/A		N/A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.88%[2]	0.80%[3]		0.80%[3]
Distribution and Service (12b-1) Fees	0.15%[1]	0.25%		0.25%
Other Expenses	0.07%	0.08%	*	0.07%	*

Total Fund Operating Expenses	1.10%[2,3]	1.13%	*	1.12%	*
See page 13 for all other footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the GSVIT Fund and the Combined Fund set forth below reflect the expense limitations for the twelve months ended June 30, 2005.

	Select Value	Goldman Sachs Mid Cap	Combined Fund
	Opportunity Fund	Value Fund	Pro Forma

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.88%[2]	0.80%[3]	0.80%[3]
Distribution and Service (12b-1) Fees	0.15%[1]	0.10%	0.10%
Other Expenses	0.07%	0.08%[4]	0.07%[4]

Total Fund Operating Expenses (after current expense limitations)	1.10%[2]	0.98%	0.97%

GOVERNMENT BOND FUND
GOLDMAN SACHS GOVERNMENT INCOME FUND

		Goldman Sachs
	Government	Government Income		Combined Fund
	Bond Fund	Fund[5]		Pro Forma[5]

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A		N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A		N/A
Redemption Fees	N/A	N/A		N/A
Exchange Fees	N/A	N/A		N/A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.50%	0.54%[6]		0.54%[6]
Distribution and Service (12b-1) Fees	0.15%[1]	0.25%		0.25%
Other Expenses	0.08%	0.24%	*	0.24%	*

Total Fund Operating Expenses	0.73%[2]	1.03%	*	1.03%	*
See page 13 for all other footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the GSVIT Fund and the Combined Fund set forth below reflect the waivers and expense limitations for the twelve months ended June 30, 2005.

		Goldman Sachs
	Government	Government Income	Combined Fund
	Bond Fund	Fund[5]	Pro Forma[5]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.50%	0.54%[6]	0.54%[6]
Distribution and Service (12b-1) Fees	0.15%[1]	0.10%	0.10%
Other Expenses	0.08%	0.04%[4]	0.04%[4]

Total Fund Operating Expenses (after current expense limitations)	0.73%[2]	0.68%	0.68%

SELECT INVESTMENT GRADE INCOME FUND
GOLDMAN SACHS CORE FIXED INCOME FUND

	Select Investment Grade	Goldman Sachs Core		Combined Fund
	Income Fund	Fixed Income Fund[5]		Pro Forma[5]

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A		N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A		N/A
Redemption Fees	N/A	N/A		N/A
Exchange Fees	N/A	N/A		N/A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.42%	0.40%[6]		0.40%[6]
Distribution and Service (12b-1) Fees	0.15%[1]	0.25%		0.25%
Other Expenses	0.07%	0.12%	*	0.12%	*

Total Fund Operating Expenses	0.64%[2]	0.77%	*	0.77%	*
See page 13 for all other footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the GSVIT Fund and the Combined Fund set forth below reflect the waivers and expense limitations for the twelve months ended June 30, 2005.

	Select Investment Grade	Goldman Sachs Core	Combined Fund
	Income Fund	Fixed Income Fund[5]	Pro Forma[5]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.42%	0.40%[6]	0.40%[6]
Distribution and Service (12b-1) Fees	0.15%[1]	0.10%	0.10%
Other Expenses	0.07%	0.04%[4]	0.04%[4]

Total Fund Operating Expenses (after current expense limitations)	0.64%[2]	0.54%	0.54%

MONEY MARKET FUND
GOLDMAN SACHS MONEY MARKET FUND

		Goldman Sachs Money		Combined Fund
	Money Market Fund	Market Fund[5]		Pro Forma[5]

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A		N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A		N/A
Redemption Fees	N/A	N/A		N/A
Exchange Fees	N/A	N/A		N/A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.32%	0.35%		0.35%
Distribution and Service (12b-1) Fees	0.15%[1]	0.25%		0.25%
Other Expenses*	0.06%	0.11%	*	0.11%	*

Total Fund Operating Expenses*	0.53%[2]	0.71%	*	0.71%	*
See page 13 for all other footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the GSVIT Fund and the Combined Fund set forth below reflect the waivers and expense limitations for the twelve months ended June 30, 2005.

		Goldman Sachs Money	Combined Fund
	Money Market Fund	Market Fund[5]	Pro Forma[5]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.32%	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.15%[1]	0.10%	0.10%
Other Expenses	0.06%	0.04%[4]	0.04%[4]

Total Fund Operating Expenses (after current expense limitations)	0.53%[2]	0.49%	0.49%

[1]	Each AIT Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act (“AIT 12b-1 Plan”) that permits each AIT Fund to pay fees to support the distribution of the AIT Fund’s shares and certain maintenance services and other services for investment accounts. The AIT 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of an AIT Fund’s average daily net assets. The AIT 12b-1 Plan has been implemented for each AIT Fund at an annual rate of 0.15% of average daily net assets.

[2]	Through December 31, 2005, AFIMS has agreed to a voluntary expense limitation of 1.50% of average daily net assets for the Select International Equity Fund, 1.20%, each, for the Core Equity Fund and the Select Growth Fund, 1.35% for the Select Capital Appreciation Fund, 0.60% for the Equity Index Fund, 1.25% for the Select Value Opportunity Fund, 1.00% for the Government Bond Fund, 1.00%, for the Select Investment Grade Income Fund and 0.60% for the Money Market Fund. The total operating expenses of these Funds of AIT were less than their respective expense limitations throughout the twelve months ended June 30, 2005.

Through December 31, 2005, the Select Value Opportunity Fund’s management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets. The management fee rate for this Fund was less than its respective management fee limitation throughout the twelve months ended June 30, 2005.

Through December 31, 2005, AFIMS has voluntarily agreed to waive that portion of the management fee of the Select Growth Fund to the extent that the amount of the sub-adviser fee paid to GE Asset Management Incorporated, a co-sub-adviser of the AIT Fund, is less than the amount that would have been paid to Putnam Investment Management, LLC, a former co-sub-adviser of the AIT Fund. Had this amount been treated as a waiver of management fees, the management fees and the total annual fund operating expenses for this Fund would have been 0.79% and 1.01%, respectively.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

[3]	Effective July 1, 2005, GSAM and GSAMI implemented a voluntary management fee reduction with GSVIT. The fee reduction imposed breakpoints on the management fees and reduces the management fees for the following Funds to annual rates equal to the following percentages of the average daily net assets of the GSVIT Funds:

		Over $1 Billion up
GSVIT Fund	First $1 Billion	to $2 Billion	Over $2 Billion

International Equity	1.00%	0.90%	0.86%
CORE U.S. Equity	0.65%	0.59%	0.56%
Capital Growth	0.75%	0.68%	0.65%

	First $2 Billion	Over $2 Billion

Mid Cap Value	0.80%	0.72%

[4]	“Other Expenses” of a GSVIT Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each GSVIT Fund’s Service Shares, plus all other ordinary expenses not detailed above in the expense tables. Each GSVIT Fund’s investment adviser have voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, transfer agent fees and expenses, distribution and service fees, taxes, interest, brokerage fees, litigation, indemnification costs, shareholder meetings and other extraordinary expenses) to the following percentage of each GSVIT Fund’s average daily net assets:

GSVIT Fund	Other Expenses

International Equity Fund	0.16%
CORE U.S. Equity Fund	0.04%
Capital Growth Fund	0.11%
Growth Opportunities Fund	0.00%
Equity Index Fund	0.06%
Mid Cap Value Fund	0.05%
Government Income Fund	0.00%
Core Fixed Income Fund	0.00%
Money Market Fund	0.00%

[5]	The Goldman Sachs Growth Opportunities, Goldman Sachs Equity Index, Goldman Sachs Government Income, Goldman Sachs Core Fixed Income and Goldman Sachs Money Market Funds have not yet commenced operations.

[6]	The Management Agreement for the following GSVIT Funds provides for management fees at annual rates equal to the following percentages of the average daily net assets of the GSVIT Funds:

GSVIT Fund	First $2 Billion	Over $2 Billion

Growth Opportunities	1.00%	0.90%

		Over $1 Billion up
	First $1 Billion	to $2 Billion	Over $2 Billion

Government Income	0.54%	0.49%	0.47%
Core Fixed Income	0.40%	0.36%	0.34%

[7]	The Management Agreement for the Goldman Sachs Equity Index Fund provides for a management fee at an annual rate equal to 0.30% of the Fund’s average daily net assets. If the Fund’s assets under management (“AUM”) exceed $400 million, 0.10% of the management fee will be waived. If the Fund’s AUM is between $300 million to $400 million, 0.05% of the management fee will be waived. If AUM is less than $300 million, 0% of the management fee will be waived.
Examples
      The following Examples are intended to help you compare the cost of investing in: (1) each AIT Fund as it currently exists; (2) its Corresponding GSVIT Fund as it currently exists; and (3) the same GSVIT Fund if it acquires the Corresponding AIT Fund (i.e., the Combined Fund Pro Forma) with the cost of investing in other mutual funds. As of the date of this Proxy/ Prospectus the Goldman Sachs Growth Opportunities, Goldman Sachs Equity Index, Goldman Sachs Government Income, Goldman Sachs Core Fixed Income and Goldman Sachs Money Market Funds had not commenced operations.
      Surrender charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies and are not reflected in the Tables above and Examples below. These fees should be described in the participating insurance companies’ prospectuses. Such fees or charges, if any, may affect the return you may realize with respect to your investments.
      The Examples assume that you invest $10,000 in shares of an AIT Fund, a GSVIT Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that an AIT Fund’s, GSVIT Fund’s or Combined Fund’s operating expenses remain the same. The Examples do not reflect any voluntary waivers and expense limitations, but they do reflect GSAM’s and GSAMI’s contractual agreement to limit total annual operating expenses for eighteen months following the Reorganization. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select International Equity Fund	$127	$397	$686	$1,511
Goldman Sachs International Equity Fund	$124	$461	$822	$1,838
Combined Fund Pro Forma	$124	$436	$770	$1,716

Core Equity Fund	$84	$262	$455	$1,014
Goldman Sachs CORE U.S. Equity Fund	$83	$297	$530	$1,197
Combined Fund Pro Forma	$83	$295	$525	$1,186

Select Growth Fund	$103	$328	$571	$1,268
Goldman Sachs Capital Growth Fund	$102	$353	$623	$1,395
Combined Fund Pro Forma	$102	$338	$592	$1,321

Select Capital Appreciation Fund	$117	$365	$633	$1,398
Goldman Sachs Growth Opportunities Fund	$116	$409	$724	$1,616
Combined Fund Pro Forma	$116	$409	$724	$1,616

Equity Index Fund	$53	$167	$291	$653
Goldman Sachs Equity Index Fund	$45	$187	$341	$791

	1 Year	3 Years	5 Years	10 Years

Combined Fund Pro Forma	$45	$187	$341	$791

Select Value Opportunity Fund	$112	$350	$606	$1,340
Goldman Sachs Mid Cap Value Fund	$115	$359	$622	$1,375
Combined Fund Pro Forma	$101	$343	$604	$1,352

Government Bond Fund	$75	$233	$406	$906
Goldman Sachs Government Income Fund	$69	$293	$535	$1,228
Combined Fund Pro Forma	$69	$293	$535	$1,228

Select Investment Grade Income Fund	$65	$205	$357	$798
Goldman Sachs Core Fixed Income Fund	$55	$223	$405	$933
Combined Fund Pro Forma	$55	$223	$405	$933

Money Market Fund	$54	$170	$296	$665
Goldman Sachs Money Market Fund	$50	$205	$373	$862
Combined Fund Pro Forma	$50	$205	$373	$862
      The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      Certain participating insurance companies that invest in Service Shares of the GSVIT Funds may receive other compensation in connection with the sale and distribution of shares or for services to their customers’ accounts and/or the GSVIT Fund. For additional information regarding such compensation, see “Service Providers” in the GSVIT Funds’ Prospectus and “Payments to Intermediaries” in the GSVIT Funds’ Statement of Additional Information.
Overview of the AIT Funds and GSVIT Funds
          Comparison of Investment Objectives
      The following chart summarizes the investment objective of each of the AIT Funds and its Corresponding GSVIT Fund.

AIT Fund	Corresponding GSVIT Fund

Select International Equity Fund:	Goldman Sachs International Equity Fund:
The AIT Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.	The GSVIT Fund seeks long-term capital appreciation. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.

Core Equity Fund:	Goldman Sachs CORE U.S. Equity Fund:
The AIT Fund seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current income, if any, is incidental to this objective.	The GSVIT Fund seeks long-term growth of capital and dividend income. The GSVIT Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

AIT Fund	Corresponding GSVIT Fund

Select Growth Fund:	Goldman Sachs Capital Growth Fund:
The AIT Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks on the basis of their long-term growth potential.	The GSVIT Fund seeks long-term growth of capital.

Select Capital Appreciation Fund:	Goldman Sachs Growth Opportunities Fund:
The AIT Fund seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the AIT Fund’s investments will be incidental to its primary objective.	The GSVIT Fund seeks long-term growth of capital.

Equity Index Fund:	Goldman Sachs Equity Index Fund:
The AIT Fund seeks to achieve investment results that correspond to the aggregate prices and yield performance of a representative selection of common stocks that are publicly traded in the United States.	The GSVIT Fund seeks to achieve investment results that correspond to the aggregate prices and yield performance of a benchmark that measures the investment returns of large capitalization stocks.

Select Value Opportunity Fund:	Goldman Sachs Mid Cap Value Fund:
The AIT Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid- size companies, whose securities at the time of purchase are considered by the sub-adviser to be undervalued.	The GSVIT Fund seeks long-term capital appreciation.

Government Bond Fund:	Goldman Sachs Government Income Fund:
The AIT Fund seeks high income, preservation of capital, and maintenance of liquidity primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“U.S. Government securities”) and in related options, futures, and repurchase agreements.	The GSVIT Fund seeks a high level of current income, consistent with safety of principal.

Select Investment Grade Income Fund:	Goldman Sachs Core Fixed Income Fund:
The AIT Fund seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.	The GSVIT Fund seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the “Index”).

Money Market Fund:	Goldman Sachs Money Market Fund:
The AIT Fund seeks to obtain maximum current income consistent with preservation of capital and liquidity.	The GSVIT Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
      The investment objectives, policies and restrictions of each of the AIT Funds are, in general, similar to those of its Corresponding GSVIT Fund. However, there are certain differences between the investment policies and restrictions of the AIT Funds and their Corresponding GSVIT Funds. For additional information, see “Comparison of AIT Funds and GSVIT Funds — Investment Objectives and Principal Investment Strategies, — Other Investment Practices and Investment Securities of the AIT Funds and GSVIT Funds and — Investment Restrictions.”
          Service Providers
      AFIMS currently serves as investment adviser to the AIT Funds. In addition, sub-advisers have been hired to manage the investments of the AIT Funds as follows: Grantham, Mayo, Van Otterloo & Co. LLC and J.P. Morgan Investment Management Inc. serve as sub-advisers to the Select International Equity Fund; UBS Global Asset Management (Americas) Inc. and GSAM serve as sub-advisers to the Core Equity Fund; GE Asset Management Incorporated and Jennison Associates LLC serve as sub-advisers to the Select Growth Fund; T. Rowe Price Associates, Inc. serves as sub-adviser to the Select Capital Appreciation Fund; Opus Investment Management, Inc. serves as sub-adviser to the Equity Index Fund, the Government Bond Fund , the Select Investment Grade Income Fund, and the Money Market Fund; and Cramer Rosenthal McGlynn, LLC serves as sub-adviser to the Select Value Opportunity Fund.
      GSAM currently serves as the investment adviser to each of the GSVIT Funds with the exception of the Goldman Sachs International Equity Fund. GSAMI currently serves as investment adviser to the Goldman Sachs International Equity Fund. SSgA Funds Management, Inc. (“SSgA”) serves as investment sub-adviser to the Equity Index Fund.
      The AIT Funds and GSVIT Funds have different distributors, custodians and other service providers. For a detailed description of the management of the GSVIT Funds, including GSAM, GSAMI and other service providers to the GSVIT Funds, see “Comparison of AIT Funds and GSVIT Funds — Investment Advisers and Advisory Fee Information,” “Comparison of AIT Funds and GSVIT Funds — Other Service Providers,” and the GSVIT Funds’ prospectus which accompanies this Proxy/ Prospectus.
          Share Class Characteristics

Distribution and Shareholder Servicing Arrangements for AIT
      The AIT Funds sell and redeem their shares at a price equal to their net asset value. The AIT Funds do not charge any sales loads or redemption fees. The variable contracts funded through the separate accounts are sold subject to certain fees and charges which may include sales and redemption charges. See the prospectuses for the variable insurance product for more information.
      Effective May 1, 2002, each AIT Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act (the “AIT 12b-1 Plan”) that permits the AIT Funds to pay fees to support the distribution of the AIT Funds’ shares and certain maintenance services and other services to investment accounts. The AIT 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of each AIT Fund’s average daily net assets. The AIT 12b-1 Plan has been implemented for each AIT Fund at an initial rate of 0.15% of each AIT Fund’s average daily net assets. Because these fees are paid out of an AIT Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
      AIT currently offers only one class of shares of each of the AIT Funds.

Distribution and Shareholder Servicing Arrangements for GSVIT
      Service Shares of the GSVIT Funds are offered at net asset value with no front-end or contingent deferred sales charges. Surrender charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees should be described in the participating insurance companies prospectuses.
      GSVIT has adopted a distribution and service plan (the “GSVIT 12b-1 Plan”) under which Service Shares of the GSVIT Funds bear distribution and service fees paid to GSVIT’s distributor, Goldman, Sachs & Co. Under the GSVIT 12b-1 Plan, Goldman, Sachs & Co. is entitled to a monthly fee from each GSVIT Fund for distribution services equal, on an annual basis, to 0.25% percent of the average daily net assets attributable to each GSVIT Fund’s Service Shares. During the next twelve months, it is expected that distribution and service fees for Service Shares after waivers are not expected to exceed: (i) 0.10% for each of the Goldman Sachs Capital Growth, Goldman Sachs Growth Opportunities, Goldman Sachs Mid Cap Value, Goldman Sachs Equity Index, Goldman Sachs Government Income, Goldman Sachs Core Fixed Income and Goldman Sachs Money Market Funds; (ii) 0.08% for the Goldman Sachs CORE U.S. Equity Fund; and (iii) 0.02% for the Goldman Sachs International Equity Fund. The distribution and service fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for: (1) compensation (including sales commissions) paid to and expenses incurred by Goldman, Sachs & Co. and its officers, employees and sales representatives (including allocable overhead, travel and telephone expenses); (2) compensation (including trail or other commissions) paid to participating insurance companies, financial intermediaries and broker-dealers; (3) interest and other costs associated with the financing of such compensation and expenses; (4) printing, and mailing of prospectuses for prospective shareholders; (5) preparation and distribution of sales literature or advertising of any type; (6) all other expenses incurred in connection with activities primarily intended to result in the sale of Service Shares and (7) compensation for personal and account maintenance services performed and expenses incurred in connection with Service Shares.
      GSVIT currently offers two classes of shares of each of the Existing GSVIT Funds — Service Shares and Institutional Shares and one class of shares of the Shell GSVIT Funds — Service Shares.
      The purchase, redemption, exchange, dividend and other policies and procedures of the AIT Funds and their corresponding GSVIT Funds are generally similar. There are, however, some differences. For more information, see “Comparison of AIT Funds and GSVIT Funds — Purchase and Redemption of Shares” below.
Voting Information
      The AIT Board of Trustees is furnishing this Proxy/ Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on                     , 2005 will be entitled to vote at the Special Meetings. Separate accounts of FAFLIC and AFLIAC are the only shareholders of the AIT Funds. However, FAFLIC and AFLIAC hereby solicit and agree to vote the shares of the AIT Funds at the Special Meetings in accordance with timely instructions received from owners of the variable contracts having contract values allocated to a separate account invested in such shares. As a variable contract owner of record at the close of business on                     , 2005, you have the right to instruct FAFLIC or AFLIAC as to the manner in which shares of an AIT Fund attributable to your variable contract should be voted. AFLIAC and FAFLIC will vote shares attributable to variable contracts as to which no voting instructions are received in proportion (for, against or abstain) to those for which instructions are received.

PRINCIPAL RISK FACTORS
Risks of Investing in the AIT Funds and GSVIT Funds
      An investment in an AIT Fund or its Corresponding GSVIT Fund is subject to specific risks arising from the types of securities in which the AIT Fund or its Corresponding GSVIT Fund invests and general risks arising from investing in any mutual fund. There is no assurance that an AIT Fund or a Corresponding GSVIT Fund will meet its investment objective, and investors could lose money by investing in an AIT Fund or its Corresponding GSVIT Fund. As with all mutual funds, an investment in an AIT Fund or a Corresponding GSVIT Fund is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board or any other government agency.
      The Select International Equity Fund, Goldman Sachs International Equity Fund, Core Equity Fund, Goldman Sachs CORE U.S. Equity Fund, Select Growth Fund, Goldman Sachs Capital Growth Fund, Select Capital Appreciation Fund, Goldman Sachs Growth Opportunities Fund, Equity Index Fund, Goldman Sachs Equity Index Fund, Select Value Opportunity Fund, and Goldman Sachs Mid Cap Value Fund (collectively, the “Stock Funds”) will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Stock Funds hold may rise or decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of an investment in a Stock Fund may increase or decrease. Recently, stock markets have experienced substantial price volatility.
      The Government Bond Fund, Goldman Sachs Government Income Fund, Select Investment Grade Income Fund, Goldman Sachs Core Fixed Income Fund, Money Market Fund, and Goldman Sachs Money Market Fund will be subject to the risks associated with fixed-income securities. To the extent it invests in fixed-income securities, a Stock Fund will also be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and an AIT Fund or its Corresponding GSVIT Fund will not recover its investment. Call risk and extension risk are normally present when the borrower has the option to prepay its obligations.
      The principal risks applicable to the AIT Funds and the GSVIT Funds are described in the table that follows below. More information about certain types of portfolio securities and investment techniques, and their associated risks, is provided in Appendix A to the prospectuses of the GSVIT Funds. You should consider the investment risks discussed in this section and the prospectuses of the GSVIT Funds, which are important to your investment choice.

Principal Risk	Funds Subject to Principal Risk

Net Asset Value Risk — The risk that the net asset value of a Fund and the value of your investment will fluctuate. With regard to the money market funds, the risk that a money market fund will not be able to maintain a net asset value per share of $1.00 at all times.
All AIT Funds All GSVIT Funds

Principal Risk	Funds Subject to Principal Risk

Management Risk — The risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results.	All AIT Funds All GSVIT Funds

Market Risk — The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
All AIT Funds All GSVIT Funds

Interest Rate Risk — The risk that, when interest rates increase, fixed income securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. Also, with respect to money market funds, during periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher.
Government Bond Fund, Select Investment Grade Income Fund and Money Market Fund All GSVIT Funds

Credit/ Default Risk — The risk that an issuer or guarantor of fixed-income securities held by the Fund (which may have low credit ratings) or a bank or other financial institution that has entered into a repurchase agreement, may default on its payment obligations or may default on its obligation to pay interest and repay principal.
Core Equity Fund, Select Growth Fund, Government Bond Fund, Select Investment Grade Income Fund and Money Market Fund All GSVIT Funds

Call Risk — The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. See also Prepayment Risk below.
Goldman Sachs Government Income Fund and Goldman Sachs Core Fixed Income Fund.

Extension Risk — The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and a Fund will also suffer from the inability to invest in higher yielding securities.
Goldman Sachs Government Income Fund and Goldman Sachs Core Fixed Income Fund

Principal Risk	Funds Subject to Principal Risk

U.S. Government Securities Risk — The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government securities purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the Funds to meet their payment obligations in the future.
Government Bond Fund, Select Investment Grade Income Fund and Money Market Fund. Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Money Market Fund

Derivatives Risk — The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.
Select International Equity Fund, Core Equity Fund, Select Growth Fund, Select Capital Appreciation Fund, Equity Index Fund and Select Value Opportunity Fund.

Goldman Sachs International Equity Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Government Income Fund and Goldman Sachs Core Fixed Income Fund

Liquidity Risk — The risk that a Fund will not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. A Fund that invests in non-investment grade fixed-income securities, small and mid-capitalization stocks, real estate investment trusts or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.
Core Equity Fund, Select Value Opportunity Fund and Select Investment Grade Income Fund All GSVIT Funds

Principal Risk	Funds Subject to Principal Risk

Risk of Investing in a Limited Number of Issuers — A Fund may invest in securities of a limited number of issuers to achieve a potentially greater investment return than a Fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities will have a greater impact on such Fund’s net asset value causing it to fluctuate more than that of a more widely diversified Fund.
Select Growth Fund

Investment Style Risk — Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.
Goldman Sachs International Equity Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Government Income Fund and Goldman Sachs Core Fixed Income Fund

Mid Cap and Small Cap Risk — The securities of small capitalization and mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.
Select Growth Fund, Select Capital Appreciation Fund and Select Value Opportunity Fund Goldman Sachs Growth Opportunities Fund and Goldman Sachs Mid Cap Value Fund

Foreign Risk — The risk that when a Fund invests in foreign securities, it will be subject to risks of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
Select International Equity Fund, Core Equity Fund, Select Capital Appreciation Fund and Select Value Opportunity Fund

Goldman Sachs International Equity Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Money Market Fund

Principal Risk	Funds Subject to Principal Risk

Emerging Countries Risk — The securities markets of Asian, Latin, Central and South American, Eastern European, Middle Eastern, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.
Select International Equity Fund, Core Equity Fund, Select Capital Appreciation Fund and Select Value Opportunity Fund

Goldman Sachs International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund and Goldman Sachs Core Fixed Income Fund

Sovereign Risk — The risk that the issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Goldman Sachs Core Fixed Income Fund.

Political Risk — The risks associated with the general political and social environment of a country. These factors may include, among other things, government instability, poor socioeconomic conditions, corruption, lack of law and order, lack of democratic accountability, poor quality of the bureaucracy, internal and external conflict, and religious and ethnic tensions. High political risk can impede the economic welfare of a country.

Economic Risk — The risks associated with the general economic environment of a country. These can encompass, among other things, low quality and growth rate of Gross Domestic Product (“GDP”), high inflation or deflation, high government deficits as a percentage of GDP, weak financial sector, overvalued exchange rate, and high current account deficits as a percentage of GDP.

Repayment Risk — The risk associated with the inability of a country to pay its external debt obligations in the immediate future. Repayment risk factors may include but are not limited to high foreign debt as a percentage of GDP, high foreign debt service as a percentage of exports, low foreign exchange reserves as a percentage of short term debt or exports, and an unsustainable exchange rate structure.

Principal Risk	Funds Subject to Principal Risk

Stock Risk — The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.	Select International Equity Fund, Core Equity Fund, Select Growth Fund, Select Capital Appreciation Fund, Equity Index Fund and Select Value Opportunity Fund

Goldman Sachs International Equity Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth Opportunities Fund and Goldman Sachs Mid Cap Value Fund

Geographic Risks — Concentration of the investments of the Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to risks of adverse securities markets, exchange rates and social, political, regulatory or economic events in that country or region.
Goldman Sachs International Equity Fund

IPO Risk — The risk that the market value of shares in an initial public offering of a company (an “IPO”) will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
Goldman Sachs Capital Growth Fund

Foreign Currency Trading Risk — The Fund’s investment adviser may purchase or sell foreign currencies through the use of forward contracts based on the investment adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the investment adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the investment adviser’s expectations may produce significant losses to the Fund.
Goldman Sachs International Equity Fund and Goldman Sachs Core Fixed Income Fund

Principal Risk	Funds Subject to Principal Risk

Prepayment Risk — While mortgage backed securities may have a stated maturity, their expected maturities may vary when interest rates rise or fall. When interest rates fall, homeowners are more likely to prepay their mortgage loans which may result in an unforeseen loss of future interest income to a Fund. Also, because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.
Government Bond Fund and Select Investment Grade Income Fund Goldman Sachs Government Income Fund and Goldman Sachs Core Fixed Income Fund

Banking Industry Risk — The risk that if the Fund invests more than 25% of its total assets in bank obligations, an adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund’s investments were not invested to such degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.
Goldman Sachs Money Market Fund

Company Risk — A Fund’s equity and fixed income investments in a company often fluctuate based on the firm’s actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

This is due to the fact that prices of securities react to the fiscal and business conditions of the company that issued the securities. Factors affecting a company’s particular industry, such as increased production costs, also may affect the value of its securities.
Select International Equity Fund, Core Equity Fund, Select Growth Fund, Select Capital Appreciation Fund, Equity Index Fund and Select Value Opportunity Fund

Goldman Sachs International Equity Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund and Goldman Sachs Core Fixed Income Fund

INFORMATION ABOUT THE REORGANIZATIONS
      Significant features of each Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement which is attached as Appendix A.
Reasons for the Reorganizations and Trustees’ Considerations
      On August 22, 2005, AFC entered into a definitive agreement to sell AFLIAC, a wholly-owned subsidiary of AFC, and its closed block of variable annuity and variable life business (the “Transaction”) to The Goldman Sachs Group, Inc. (“Goldman Sachs”). In addition, as part of the Transaction, Goldman Sachs will purchase AFIMS, the investment manager to the AIT Funds. In connection with the Transaction, it is proposed that the AIT Funds will be combined with certain GSVIT Funds pursuant to the Reorganization Agreement, subject in each case to approval by the shareholders of the relevant AIT Fund.
      In approving the Reorganization Agreement, the Board of Trustees of AIT engaged in a thorough review process relating to GSVIT, GSAM and GSAMI, the investment managers to the GSVIT Funds. As part of this process, the Trustees held special board meetings on June 30, 2005 and July 11, 2005 to meet with senior officers of AFC, AFIMS, GSAM and GSVIT to review the proposed transactions. At the meetings, the Trustees (with the advice and assistance of independent counsel) considered, among other things:

1.	the structure and terms of the Transaction;

2.	the commitment of resources by GSAM to the management of the insurance business channel and to the growth of insurance assets under management;

3.	the high quality and depth of GSAM’s and GSAMI’s investment management teams and investment process;

4.	the ability of GSAM and GSAMI to manage investment products that are invested in different strategies and asset classes;

5.	that, unlike the AIT Funds, the GSVIT Funds are not managed through a “manager-of-managers” structure, in which the investment manager has the ability, subject to approval by the Trustees, to hire and terminate sub-advisers of a Fund;

6.	a comparison of the investment objectives, styles, portfolio characteristics and risk metrics of each AIT Fund and its Corresponding GSVIT Fund;

7.	the historical performance results, both on an absolute and risk-adjusted basis, of each AIT Fund and its Corresponding GSVIT Fund (for more information, see “Fund Performance Information” in the current prospectus of GSVIT that accompanies this Proxy/Prospectus), although no assurances can be given that a GSVIT Fund will achieve any particular level of performance after the Reorganizations;

8.	the terms of the Reorganization Agreement;

9.	information on GSVIT’s compliance program;

10.	the current asset level of each AIT Fund and the combined pro forma asset level of the Corresponding GSVIT Fund;

11.	the potential benefits of the Reorganization of each AIT Fund to AFC and AFIMS;

12.	the expected U.S. federal income tax consequences of the Reorganization of each AIT Fund (see “Information about the Reorganizations — Federal Income Tax Consequences”);

13.	that each of AFC and Goldman Sachs would bear the expenses associated with each AIT Fund’s Reorganization; and

14.	the agreement of each of GSAM and GSAMI that, with respect to each GSVIT Fund, it will waive fees and/or reimburse expenses with respect to Service Shares of each such GSVIT Fund for a period of 18 months following the effective time of the Reorganization so that the total annual fund operating expenses of Service Shares of each GSVIT Fund do not exceed the following percentage of average daily net assets on an annual basis:

Goldman Sachs International Equity Fund	1.22%
Goldman Sachs CORE U.S. Equity Fund	0.81%
Goldman Sachs Capital Growth Fund	1.00%
Goldman Sachs Growth Opportunities Fund	1.14%
Goldman Sachs Equity Index Fund	0.44%
Goldman Sachs Mid Cap Value Fund	0.99%
Goldman Sachs Government Income Fund	0.68%
Goldman Sachs Core Fixed Income Fund	0.54%
Goldman Sachs Money Market Fund	0.49%
      Upon completion of their review, the Trustees, including all of the independent Trustees, determined, based upon their evaluation of the information presented to them and in light of their fiduciary duties under federal and state law, that the Reorganization Agreement and each AIT Fund’s Reorganization would be in the best interests of each AIT Fund’s shareholders and that the interests of existing shareholders of such AIT Fund would not be diluted as a result of the Reorganization.
      The Trustees have unanimously approved the Reorganization Agreement and the Reorganization of each AIT Fund, and recommend that each AIT Fund’s shareholders vote in favor of such Reorganization.
The Reorganization Agreement
      The following summary of the Reorganization Agreement is qualified in its entirety by reference to the Reorganization Agreement attached to this Proxy/ Prospectus as Appendix A.
      The Reorganization Agreement provides that with respect to each AIT Fund: (1) all of the AIT Fund’s assets will be acquired, and substantially all of the liabilities of the AIT Fund will be assumed, by its Corresponding GSVIT Fund in exchange for Service Shares of the Corresponding GSVIT Fund, (2) Service Shares of the Corresponding GSVIT Fund received will be distributed to the shareholders of the AIT Fund, and (3) the AIT Fund will liquidate.
      Subject to the satisfaction of the conditions described below, such acquisition is expected to occur at the opening of business on December      , 2005 (the “Effective Time of the Reorganization”).
      With respect to each Reorganization, each shareholder of an AIT Fund will receive the number of full and fractional (to the third decimal place) Service Shares of its Corresponding GSVIT Fund equal in value to the value of the shares of the Corresponding AIT Fund held as of the close of regularly scheduled trading on the New York Stock Exchange at the Effective Time of the Reorganization. Immediately upon receipt of GSVIT Fund shares, the AIT Fund will liquidate and distribute pro-rata to its shareholders of record as of the Effective Time of the Reorganization the Service Shares of the Corresponding GSVIT Fund received by the AIT Fund in the Reorganization. The transactions described above are summarized in the following table.

AIT Funds	GSVIT Funds

Select International Equity Fund	Goldman Sachs International Equity Fund
Shares	Service Shares
Core Equity Fund	Goldman Sachs CORE U.S. Equity Fund
Shares	Service Shares
Select Growth Fund	Goldman Sachs Capital Growth Fund
Shares	Service Shares
Select Capital Appreciation Fund	Goldman Sachs Growth Opportunities Fund
Shares	Service Shares
Equity Index Fund	Goldman Sachs Equity Index Fund
Shares	Service Shares
Select Value Opportunity Fund	Goldman Sachs Mid Cap Value Fund
Shares	Service Shares
Government Bond Fund	Goldman Sachs Government Income Fund
Shares	Service Shares
Select Investment Grade Income Fund	Goldman Sachs Core Fixed Income Fund
Shares	Service Shares
Money Market Fund	Goldman Sachs Money Market Fund
Shares	Service Shares
      The liquidation and distribution of the AIT Fund’s shares will be accomplished by the transfer of the Corresponding GSVIT Fund’s Service Shares then credited to the account of the AIT Fund on the books of the Corresponding GSVIT Fund to open accounts on the share records of the Corresponding GSVIT Fund in the names of the shareholders of the AIT Fund. The aggregate net asset value of Service Shares of the Corresponding GSVIT Fund to be credited to the shareholders of the AIT Fund will be equal to the aggregate net asset value of the shares of the AIT Fund owned by such shareholders at the close of business on the business day immediately preceding the Effective Time of the Reorganization.
      After such distribution of GSVIT Fund Service Shares, AIT will take all necessary steps under the laws of the Commonwealth of Massachusetts, its Declaration of Trust and By-Laws, and any other applicable law to effect a complete termination of AIT.
      Under the Reorganization Agreement, AIT and GSVIT will not bear any direct fees or expenses in connection with the Reorganizations or explicit brokerage commission (i.e., brokerage commissions resulting from the sale of securities of the AIT Funds) in connection with each Reorganization. The responsibility for payment of all of the fees, expenses, and explicit brokerage commissions in connection with the Reorganizations will be borne by and allocated between AFC and GSAM (or an affiliate thereof).
      The Reorganization Agreement contains a number of representations and warranties made by AIT to GSVIT related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1) and similar representations and warranties made by GSVIT to AIT (section 4.2). The Reorganization Agreement contains a number of conditions precedent that must occur before either AIT or GSVIT are obligated to proceed with any of the Reorganizations (sections 6.1, 6.2 and 6.3). These include, among others, that: (1) the shareholders of each AIT Fund approve the Reorganization of their AIT Fund; (2) AIT receive from GSVIT’s legal counsel and GSVIT receive from AIT’s legal counsel, certain opinions supporting the representations and warranties made by the respective parties regarding legal status and compliance with laws and regulations (including an opinion from GSVIT counsel that the shares issued in the Reorganizations will be validly issued, fully paid and non-assessable); (3) both AIT and GSVIT receive from GSVIT’s counsel the tax opinion discussed below under “Federal Income Tax Consequences;” and (4) the receipt of certain certificates from AIT and GSVIT officers concerning the continuing accuracy of representations and warranties in the Reorganization Agreement.

      The Reorganization Agreement may be terminated and the Reorganizations abandoned at any time prior to the Effective Time of the Reorganization by: (1) the mutual written consent of AIT and GSVIT; (2) AIT following any material breach by GSVIT of any of its representations, warranties or covenants contained in the Reorganization Agreement, if GSVIT does not cure such breach within 30 business days or if certain conditions in sections 6.1 and 6.3 are not satisfied on or before March 31, 2006; (3) GSVIT upon any material breach by AIT of any of its representations, warranties or covenants contained in the Reorganization Agreement, if AIT does not cure such breach within 30 business days or if certain conditions in sections 6.1 and 6.3 are not satisfied on or before March 31, 2006; or (4) either AIT or GSVIT if the Effective Time does not occur by March 31, 2006.
      Approval of each Reorganization requires the approval of the holders of the lesser of (1) more than 50% of the outstanding shares of the relevant AIT Fund or (2) 67% or more of the shares of the relevant AIT Fund present at the Special Meetings if more than 50% of the outstanding shares of the relevant AIT Fund are represented at the Special Meetings or by proxy. See the section of this Proxy/ Prospectus entitled “Voting Information” for more information.
      The Reorganization Agreement provides that the failure of any AIT Fund to consummate the transactions contemplated in the Reorganization Agreement will not affect the consummation of the validity of the Reorganization with respect to any other AIT Fund.
      The Reorganization Agreement also provides that in order to facilitate the transfer of the assets of the AIT Funds at the Effective Time of the Reorganization, GSAM may request that AFIMS use its commercially reasonable best efforts to limit or cease portfolio trading on behalf of an AIT Fund for a period of up to three days prior to the Effective Time of the Reorganization. AFIMS further has agreed that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the AIT Fund(s) and consistent with fulfilling its fiduciary obligations as an investment adviser.
      Once the Reorganizations are completed, AIT will wind up its affairs and apply to be deregistered as an investment company under the Investment Company Act and thereafter terminated as a business trust under Massachusetts law.
      Although each AIT Fund has a similar investment objective and principal strategies to its Corresponding GSVIT Fund, some of an AIT Fund’s holdings may not be permissible portfolio holdings of its Corresponding GSVIT Fund. Therefore, some portion of an AIT Fund’s securities holdings may be sold prior to or immediately following the Reorganizations. In addition, for certain AIT Funds, GSAM anticipates selling a portion of such AIT Fund shortly after the Reorganizations relating to such Fund. To the extent that an AIT Fund’s securities holdings are sold prior to the Reorganizations, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Corresponding GSVIT Fund may hold. The sale of portfolio investments prior to the Reorganizations could result in a disadvantageous price. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. However, neither AIT nor GSVIT will bear any fees, expenses or explicit brokerage commissions in connection with the Reorganizations.
Description of the Securities to be Issued
      Shareholders of each AIT Fund as of the Effective Time of the Reorganization will receive full and/or fractional Service Shares of the respective Corresponding GSVIT Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. The GSVIT Fund Service Shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights. The rights of shareholders of AIT and GSVIT are comparable. For more information see “Comparison of AIT Fund and GSVIT Funds — Comparison of AIT’s and GSVIT’s Charter Documents and — Purchase and Redemption of Shares.”
Federal Income Tax Consequences
      The exchange of each AIT Fund’s assets for the Corresponding GSVIT Fund Service Shares and the assumption of the liabilities of each AIT Fund pursuant to the Reorganization Agreement is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganizations, AIT and GSVIT will receive the opinion of Drinker Biddle & Reath LLP, counsel to GSVIT, to the effect that on the basis of the existing provisions of the Code, Treasury regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations, with respect to the Reorganizations, for federal income tax purposes:

(1)	the Reorganization will constitute nine “reorganizations” within the meaning of section 368(a) of the Code, and each GSVIT Fund and AIT Fund will be a “party to a reorganization” within the meaning of section 368(b) of the Code;

(2)	each AIT Fund will recognize no gain or loss (a) upon the transfer of its assets to the Corresponding GSVIT Fund in exchange for GSVIT Fund Service Shares and the assumption of the liabilities of the AIT Fund, and (b) upon the distribution of those Service Shares to the shareholders of the AIT Fund;

(3)	each GSVIT Fund will recognize no gain or loss upon the receipt of the assets of the Corresponding AIT Fund in exchange for Service Shares of such GSVIT Fund and the assumption of the liabilities of such AIT Fund;

(4)	the tax basis in the hands of each GSVIT Fund of each asset of the Corresponding AIT Fund transferred to such GSVIT Fund in the Reorganization will be the same as the basis of that asset in the hands of such AIT Fund immediately before the transfer;

(5)	the holding period of each asset of each AIT Fund in the hands of the Corresponding GSVIT Fund will include the period during which that asset was held by such AIT Fund;

(6)	the shareholders of each AIT Fund will recognize no gain or loss upon their receipt of Service Shares of the Corresponding GSVIT Fund;

(7)	the aggregate tax basis of the GSVIT Fund Service Shares received by each shareholder of the Corresponding AIT Fund will equal the aggregate tax basis of the AIT Fund shares surrendered in exchange therefor;

(8)	the holding periods of the GSVIT Fund Service Shares received by each AIT Fund shareholder will include the holding periods of the AIT Fund shares surrendered in exchange therefor, provided that the AIT Fund shares are held by that shareholder as capital assets on the date of the exchange; and

(9)	each GSVIT Fund will succeed to and take into account the tax attributes of the Corresponding AIT Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.
      Shares held for the purpose of investment are generally considered to be capital assets.
      Neither AIT nor GSVIT has sought a tax ruling from the Internal Revenue Service (“IRS”). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position.
Capitalization
      The following tables show the capitalization of each AIT Fund and its Corresponding GSVIT Fund as of June 30, 2005 and the capitalization of such GSVIT Fund on a pro forma basis as of that date after giving effect to the Reorganizations. The following are examples of the number of Service Shares of a GSVIT Fund that would be exchanged for the shares of its Corresponding AIT Fund if the Reorganizations shown had been consummated on June 30, 2005 and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganizations depicted occur. Amounts in the tables are in thousands, except for net asset value per share. The net asset value per share of the AIT Funds are presented to the nearest tenth of a cent. The net asset value per share of the GSVIT Funds are presented to the nearest cent.
      The Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Money Market Fund are new investment portfolios with no assets and liabilities that will commence investment operations upon completion of the Reorganizations. In addition, Service Shares of the GSVIT Funds are new and will not be offered to investors until the Effective Time of the Reorganization.
Select International Equity Fund and Goldman Sachs International Equity Fund*

	Select	Goldman Sachs
	International	International		Combined Fund
	Equity Fund	Equity Fund	Adjustments	Pro Forma

Net Assets:	$290,266	$—	$(946)	$289,320
		(Service Shares)		(Service Shares)
Net Asset Value Per Share:	$1.245	$—	$9.105	$10.35
		(Service Shares)		(Service Shares)
Shares Outstanding:	233,058	—	(205,104)	27,954
		(Service Shares)		(Service Shares)

*	The Service Shares of the Goldman Sachs International Equity Fund have not been offered to investors as of the date of this Proxy/ Prospectus.
Core Equity Fund and Goldman Sachs CORE U.S. Equity Fund*

		Goldman Sachs
	Core Equity	CORE U.S.		Combined Fund
	Fund	Equity Fund	Adjustments	Pro Forma

Net Assets:	$296,207	$—	$—	$296,207
		(Service Shares)		(Service Shares)
Net Asset Value Per Share:	$1.695	$—	$10.395	$12.09
		(Service Shares)		(Service Shares)
Shares Outstanding:	174,712	—	(150,212)	24,500
		(Service Shares)		(Service Shares)

*	The Service Shares of the Goldman Sachs CORE U.S. Equity Fund have not been offered to investors as of the date of this Proxy/ Prospectus.
Select Growth Fund and Goldman Sachs Capital Growth Fund*

		Goldman Sachs
	Select Growth	Capital Growth		Combined Fund
	Fund	Fund	Adjustments	Pro Forma

Net Assets:	$458,200	$—	$—	$458,200
		(Service Shares)		(Service Shares)
Net Asset Value Per Share:	$1.523	$—	$8.557	$10.08
		(Service Shares)		(Service Shares)
Shares Outstanding:	300,785	—	(255,329)	45,456
		(Service Shares)		(Service Shares)

*	The Service Shares of the Goldman Sachs Capital Growth Fund have not been offered to investors as of the date of this Proxy/ Prospectus.

Select Capital Appreciation Fund and Goldman Sachs Growth Opportunities Fund*

		Goldman Sachs
	Select Capital	Growth
	Appreciation	Opportunities		Combined Fund
	Fund	Fund	Adjustments	Pro Forma

Net Assets:	$271,476	$—	$—	$271,476
		(Service Shares)		(Service Shares)
Net Asset Value Per Share:	$2.323	$—	$7.677	$10.00
		(Service Shares)		(Service Shares)
Shares Outstanding:	116,842	—	(89,694)	27,148
		(Service Shares)		(Service Shares)

*	The Goldman Sachs Growth Opportunities Fund has not commenced operations as of the date of this Proxy/ Prospectus.
Equity Index Fund and Goldman Sachs Equity Index Fund*

	Equity Index	Goldman Sachs		Combined Fund
	Fund	Equity Index Fund	Adjustments	Pro Forma

Net Assets:	$520,874	$—	$—	$520,874
		(Service Shares)		(Service Shares)
Net Asset Value Per Share:	$2.618	$—	$7.382	$10.00
		(Service Shares)		(Service Shares)
Shares Outstanding:	198,932	—	(146,845)	52,087
		(Service Shares)		(Service Shares)

*	The Goldman Sachs Equity Index Fund has not commenced operations as of the date of this Proxy/ Prospectus.
Select Value Opportunity Fund and Goldman Sachs Mid Cap Value Fund*

	Select Value	Goldman Sachs
	Opportunity	Mid Cap Value		Combined Fund
	Fund	Fund	Adjustments	Pro Forma

Net Assets:	$307,565	$—	$—	$307,565
		(Service Shares)		(Service Shares)
Net Asset Value Per Share:	$2.266	—	$13.964	$16.23
		(Service Shares)		(Service Shares)
Shares Outstanding:	135,757	—	(116,807)	18,950
		(Service Shares)		(Service Shares)

*	The Service Shares of the Goldman Sachs Mid Cap Value Fund have not been offered to investors as of the date of this Proxy/ Prospectus.

Government Bond Fund and Goldman Sachs Government Income Fund*

		Goldman Sachs
	Government	Government		Combined Fund
	Bond Fund	Income Fund	Adjustments	Pro Forma

Net Assets:	$116,238	$—	$—	$116,283
		(Service Shares)		(Service Shares)
Net Asset Value Per Share:	$1.082	$—	$8.918	$10.00
		(Service Shares)		(Service Shares)
Shares Outstanding:	107,389	—	(95,765)	11,624
		(Service Shares)		(Service Shares)

*	The Goldman Sachs Government Income Fund has not commenced operations as of the date of this Proxy/ Prospectus.
Select Investment Grade Income Fund and Goldman Sachs Core Fixed Income Fund*

	Select
	Investment	Goldman Sachs
	Grade Income	Core Fixed Income		Combined Fund
	Fund	Fund	Adjustments	Pro Forma

Net Assets:	$367,911	$—	$—	$367,911
		(Service Shares)		(Service Shares)
Net Asset Value Per Share:	$1.084	$—	$8.916	$10.00
		(Service Shares)		(Service Shares)
Shares Outstanding:	339,348	—	(302,557)	36,791
		(Service Shares)		(Service Shares)

*	The Goldman Sachs Government Income Fund has not commenced operations as of the date of this Proxy/ Prospectus.
Money Market Fund and Goldman Sachs Money Market Fund*

		Goldman Sachs
	Money Market	Money Market		Combined Fund
	Fund	Fund	Adjustments	Pro Forma

Net Assets:	$251,228	$—	$(79)	$251,149
		(Service Shares)		(Service Shares)
Net Asset Value Per Share:	$1.00	$—	$—	$1.00
		(Service Shares)		(Service Shares)
Shares Outstanding:	251,149	—	—	251,149
		(Service Shares)		(Service Shares)

*	The Goldman Sachs Money Market Fund has not commenced operations as of the date of this Proxy/ Prospectus.

COMPARISON OF AIT FUNDS AND GSVIT FUNDS
Investment Objectives and Principal Investment Strategies
      This section briefly compares and contrasts the investment objectives and principal investment strategies of each AIT Fund with those of its Corresponding GSVIT Fund. More complete information may be found in the respective prospectuses for the AIT Funds and the GSVIT Funds.
Select International Equity Fund and Goldman Sachs International Equity Fund
Investment Objectives:

(a)	Select International Equity Fund: Seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

(b)	Goldman Sachs International Equity Fund: Seeks long-term capital appreciation. The GSVIT Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.
      Principal Investment Strategies: The Select International Equity Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes (measured at the time of purchase)) (“Net Assets”) in the equity securities of various companies located in foreign countries (which may vary from time to time), including foreign subsidiaries of United States companies. To pursue its objective, the AIT Fund takes a multi-manager approach whereby two sub-advisers independently manage their own portion of the AIT Fund’s assets. The sub-advisers each manage approximately one-half of the AIT Fund’s assets; however, AFIMS may change the allocation of the AIT Fund’s assets between the two sub-advisers. The AIT Fund may invest up to 10% of its net assets in emerging markets securities. The AIT Fund may also buy fixed-income debt securities, primarily for defensive purposes, representing up to 20% of its net assets.
      Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) uses an investment strategy that generally reflects a significant bias for value stocks over growth stocks. GMO uses proprietary research and multiple quantitative models to evaluate and select stocks, countries and currencies based on several factors, including but not limited to:

•	Stocks — valuation, quality of management, and improving fundamentals;

•	Countries — stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

•	Currencies — export and producer price parity, balance of payments and interest rate differential.
These models and factors may change over time.
      J.P. Morgan Investment Management Inc. (“J.P. Morgan”) takes a more growth-oriented approach to investing and seeks companies the stock prices of which do not reflect their long-term earnings potential. J.P. Morgan uses a bottom up investment strategy that combines local market insight with global sector comparisons. The process begins with stock rankings at the local level where stocks are evaluated based on business, financial, management and valuation factors. A team of portfolio managers then selects stocks for the portfolio using global sector analysts’ recommendations.
      The Goldman Sachs International Equity Fund invests, under normal circumstances, substantially all, and at least 80% of its Net Assets in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The GSVIT Fund intends to invest in companies with public stock market capitalizations that are larger than $2.5 billion at the time of investment.
      The GSVIT Fund may allocate its assets among countries as determined by GSAMI from time to time, provided the GSVIT Fund’s assets are invested in at least three foreign countries.

Core Equity Fund and Goldman Sachs CORE U.S. Equity Fund
Investment Objectives:

(a)	Core Equity Fund: Seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current income, if any, is incidental to this objective.

(b)	Goldman Sachs CORE U.S. Equity Fund: Seeks long-term growth of capital and dividend income. The GSVIT Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.
      Principal Investment Strategies: The Core Equity Fund under normal circumstances invests at least 80% of its Net Assets in equity-type securities, including common stocks, warrants, preferred stocks and debt securities convertible into common stock and eligible real estate securities including real estate investment trusts (“REITs”). The AIT Fund may invest up to 25% of its assets in foreign securities (not including its investments in America Depositary Receipts (“ADRs”). In addition, the AIT Fund may invest up to 10% of its total assets (excluding securities lending collateral) in lower rated bonds, commonly known as “junk bonds.”
      The AIT Fund takes a multi-manager approach whereby two sub-advisers independently manage their own portion of the AIT Fund’s assets. UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) takes a more value-oriented approach to investing whereby it looks for common stocks of large companies that it believes are selling at prices that UBS Global AM believes to be lower than their intrinsic values. GSAM takes a more growth-oriented approach to investing whereby it generally will target well-established large companies strategically positioned for consistent long-term growth. Both sub-advisers use a fundamental bottom-up approach to selecting stocks for the AIT Fund.
      Each sub-adviser will initially manage approximately one-half of the AIT Fund’s assets. At any point, however, AFIMS may change the allocation of the AIT Fund’s assets between the two sub-advisers on a basis determined by AFIMS to be in the best interest of shareholders. This means that the portion of assets managed by one sub-adviser could be significantly larger than that managed by the other and that the difference between such proportions could change from time to time.
      The Goldman Sachs CORE U.S. Equity Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) (“Total Assets”) measured at time of purchase in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the GSVIT Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in such equity investments.
      The GSVIT Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the GSVIT Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index. The GSVIT Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields. The GSVIT Fund is not required to limit its investments to securities in the S&P 500® Index.
      The GSVIT Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

Select Growth Fund and Goldman Sachs Capital Growth Fund
Investment Objectives:

(a)	Select Growth Fund: Seeks long-term growth of capital by investing in a diversified portfolio consisting primarily of common stock selected on the basis of their long-term growth potential.

(b)	Goldman Sachs Capital Growth Fund: Seeks long-term growth of capital.
      Principal Investment Strategies: The Select Growth Fund invests at least 80% of its Net Assets in common stocks. The AIT Fund may also purchase convertible bonds and preferred stocks and warrants. The AIT Fund normally invests substantially all of its investments in equity securities, although it may invest up to 20% in debt securities including up to 15% in “junk bonds.” The AIT Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).
      The AIT Fund takes a multi-manager approach whereby two sub-advisers independently manage their own portions of the AIT Fund’s assets. The portion of the AIT Fund managed by GE Asset Management Incorporated (“GEAM”) invests primarily in 30 to 40 large- and medium-sized companies that GEAM believes have above-average growth histories and/or growth potential. GEAM selects common stocks from a number of industries based on its views of the merits of individual companies. GEAM seeks to identify stocks of companies with characteristics such as above-average annual growth rates, financial strength and leadership in their respective industries. Jennison Associates LLC looks for common stocks of predominantly mid- to large-sized companies that it believes are poised to achieve and maintain superior earnings growth. Both sub-advisers will use a fundamental bottom-up approach to selecting stocks for the AIT Fund. The sub-advisers each manage approximately one-half of the AIT Fund’s assets. At any point, however, AFIMS may change the allocation of the AIT Fund’s assets between the two sub-advisers on a basis determined by AFIMS to be in the best interest of shareholders. This means that the portion of assets managed by one sub-adviser could be significantly larger than that managed by the other and that the difference between such proportions could change from time to time.
      The Goldman Sachs Capital Growth Fund invests, under normal circumstances, at least 90% of its Total Assets measured at time of purchase in equity investments. The GSVIT Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by GSAM to have long-term capital appreciation potential. Although the GSVIT Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.
Select Capital Appreciation Fund and Goldman Sachs Growth Opportunities Fund
Investment Objectives:

(a)	Select Capital Appreciation Fund: Seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the AIT Fund’s investments will be incidental to its primary objective.

(b)	Goldman Sachs Growth Opportunities Fund: Seeks long-term growth of capital.
      Principal Investment Strategies: The Select Capital Appreciation Fund invests primarily in common stocks, but also may invest in preferred stocks, warrants, futures, options, government securities, corporate bonds and other debt securities. Up to 5% of the AIT Fund’s assets may be invested in lower rated bonds commonly known as “junk bonds.” The AIT Fund may invest without limitation in foreign securities.
      The AIT Fund’s sub-adviser, T. Rowe Price Associates, Inc., looks for medium sized companies with proven business ideas and earnings growth rates it expects will grow at a faster rate than that of the average company. The AIT Fund normally invests at least 50% of its equity assets in securities of companies with market capitalizations that fall within the range of companies either in the S&P MidCap 400 Index (as of December 31, 2004, $344 million to $9.4 billion in market capitalization) or the Russell Midcap Growth Index (as of December 31, 2004, $631 million to $34.5 billion in market capitalization). The AIT Fund may also invest in larger firms and firms with a market capitalization below the ranges of those indices. However, the AIT Fund will not automatically sell or cease to purchase stock of a company it owned beforehand, solely because the company’s market capitalization exceeds or falls outside of these ranges.
      In pursuing its investment objective, the AIT Fund’s sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the AIT Fund’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.
      The Goldman Sachs Growth Opportunities Fund invests, under normal circumstances, at least 90% of its Total Assets in equity investments with a primary focus on mid-cap companies. The GSVIT Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by GSAM to be strategically positioned for long-term growth. Although the GSVIT Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.
Equity Index Fund and Goldman Sachs Equity Index Fund
Investment Objectives:

(a)	Equity Index Fund: Seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States.

(b)	Goldman Sachs Equity Index Fund: Seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks.
      Principal Investment Strategies: Both the Equity Index Fund and Goldman Sachs Equity Index Fund try to achieve its objective by attempting to replicate the aggregate price and yield performance of the S&P 500 Index. Because of their policy of tracking the S&P 500 Index, each Fund does not follow traditional methods of active management, which involve buying and selling securities based upon analysis of economic and market factors. The method used to select investments for each Fund involves investing in common stocks in approximately the order of their weightings in the S&P 500 Index. Under normal circumstances, each Fund will hold equity securities of approximately 500 different companies included in the S&P 500 Index and will invest at least 80% of its Net Assets in equity-type securities.
      Each Fund will incur expenses that are not reflected in the performance results of the S&P 500 Index. Therefore, the return of a Fund may be lower than the return of the S&P 500 Index. These factors, among others, may result in a “tracking error” which is a measure of the degree to which a Fund’s results differ from the results of the S&P 500 Index.
Select Value Opportunity Fund and Goldman Sachs Mid Cap Value Fund
Investment Objectives:

(a)	Select Value Opportunity Fund: Seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the sub-adviser to be undervalued.

(b)	Goldman Sachs Mid Cap Value Fund: Seeks long-term capital appreciation.
      Principal Investment Strategies: The Select Value Opportunity Fund invests primarily in companies with market capitalizations between $400 million and $6 billion, at purchase. The AIT Fund normally invests at least 80% of the portfolio in common stocks and may invest in other equity securities and up to 25% of its assets in foreign securities (not including its investments in ADRs).
      The AIT Fund’s sub-adviser, Cramer Rosenthal McGlynn, LLC, attempts to find stocks that are attractively valued relative to their future prospects and the market as a whole. The most promising opportunities can be found in companies that are temporarily out of favor or when most analysts are confused about changes taking place at a company. In these situations, the company’s stock is often undervalued.
      The Goldman Sachs Mid Cap Value Fund invests, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. If the market capitalization of a company held by the GSVIT Fund moves outside this range, the GSVIT Fund may, but is not required to, sell the securities. The capitalization range of the Russell Midcap® Value Index is currently between $276 million and $14.9 billion. Although the GSVIT Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.
      The GSVIT Fund may also invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

Government Bond Fund and Goldman Sachs Government Income Fund
Investment Objectives:

(a)	Government Bond Fund: Seeks high income, preservation of capital and maintenance of liquidity primarily through investments in debt instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”) and in related options, futures and repurchase agreements.

(b)	Goldman Sachs Government Income Fund: Seeks a high level of current income, consistent with safety of principal.
      Principal Investment Strategies: The Government Bond Fund invests under normal conditions, at least 80% of its Net Assets in U.S. Government securities that are backed by the full faith and credit of the U.S. Government, such as Treasury securities and Government National Mortgage Association (“Ginnie Mae”) mortgage-backed securities, as well as U.S. Government securities that are backed by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage-backed securities. The AIT Fund also may invest in other mortgage-backed government securities, other instruments secured by U.S. Government securities, asset-backed securities and separately-traded principal and interest components of U.S. Treasury securities. The AIT Fund also may invest up to 20% of its assets in debt obligations of supranational entities.
      The sub-adviser, Opus Investment Management, Inc., selects securities for the portfolio with a view to producing a high level of current income while avoiding undue risks to capital. The AIT Fund may invest in securities with relatively long maturities as well as securities with shorter maturities.
      The Goldman Sachs Government Income Fund invests, under normal circumstances, at least 80% of its Net Assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. The remainder of the GSVIT Fund’s Net Assets (up to 20%) may be invested in non-government securities such as privately issued mortgage-backed securities, asset-backed securities and corporate securities. 100% of the GSVIT Fund’s portfolio will be invested in U.S. dollar-denominated securities. As stated below, the GSVIT Fund has a target duration. Individual securities purchased by the GSVIT Fund may have durations that are either shorter or longer than the target duration. GSAM uses derivative instruments to manage the duration of the GSVIT Fund’s investment portfolios in accordance with its target duration. These derivative instruments include financial futures contracts and swap transactions, as well as other types of derivatives. Financial futures contracts used by the GSVIT Fund include interest rate futures contracts including, among others, Eurodollar futures contracts. Eurodollar futures contracts are U.S. dollar-denominated futures contracts that are based on the implied forward London Interbank Offered Rate (LIBOR) of a three-month deposit.

Duration* (under normal interest rate conditions):	Target = Lehman Brothers Government/Mortgage Index plus or minus 1 year Maximum = 6 years
Expected Approximate Interest Rate Sensitivity:	5-year U.S. Treasury note
Credit Quality:	U.S. Government Securities; non-U.S. Government Securities rated AAA or Aaa by a NRSRO at the time of purchase or, if unrated, determined by GSAM to be of comparable quality

*	The GSVIT Fund’s duration approximates its price sensitivity to changes in interest rates.

Select Investment Grade Income Fund and Goldman Sachs Core Fixed Income Fund
Investment Objectives:

(a)	Select Investment Grade Income Fund: Seeks as high a level of total return, including capital appreciation as well as income as is consistent with prudent investment management.

(b)	Goldman Sachs Core Fixed Income Fund: Seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the “Index”).
      Principal Investment Strategies: The Select Investment Grade Income Fund invests in investment grade debt securities and money market instruments such as bonds and other corporate debt obligations, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or money market instruments including commercial paper, bankers acceptances and negotiable certificates of deposit. Under normal circumstances, the AIT Fund will invest 100% of its net assets (plus any borrowings for investment purposes) in investment grade securities. The AIT Fund also may invest in mortgage-backed and asset-backed securities. The AIT Fund may invest up to 20% of its assets in foreign securities (not including investments in ADRs) and up to 25% of its assets in debt obligations of supranational entities.
      The sub-adviser, Opus Investment Management, Inc., actively manages the portfolio with a view to producing a high level of total return for the AIT Fund while avoiding undue risks to capital. The sub-adviser attempts to anticipate events leading to price or ratings changes through using in-depth fundamental credit research.
      The Goldman Sachs Core Fixed Income Fund invests, under normal circumstances, at least 80% of its Net Assets in fixed-income securities, including U.S. Government Securities, corporate debt securities, privately issued mortgage-backed securities and asset-backed securities. The GSVIT Fund also may invest in custodial receipts, municipal securities and convertible securities. The GSVIT Fund also may engage in forward foreign currency transaction for both speculative and hedging purposes
      The GSVIT Fund’s investments in non-U.S. dollar denominated obligations will not exceed 25% of its total assets at the time of investment and 10% of the GSVIT Fund’s total assets may be invested in obligations of issuers in countries with emerging markets or economies. However, to the extent that the adviser has entered into transactions that are intended to hedge the GSVIT Fund’s position in a non-U.S. dollar denominated obligation against currency risk, such obligation will not be counted when calculating compliance with the 25% limitation on obligations in non-U.S. currency.
      In pursuing its investment objective, the GSVIT Fund uses the Index as its performance benchmark, but the GSVIT Fund will not attempt to replicate the Index. The GSVIT Fund may, therefore, invest in securities that are not included in the Index. As stated below, the GSVIT Fund has a target duration. Individual securities purchased by the GSVIT Fund may have durations that are either shorter or longer than the target duration. GSAM uses derivative instruments to manage the duration of the GSVIT Fund’s investment portfolios in accordance with its target duration. These derivative instruments include financial futures contracts and swap transactions, as well as other types of derivatives. Financial futures contracts used by the GSVIT Fund include interest rate futures contracts including, among others, Eurodollar futures contracts. Eurodollar futures contracts are U.S. dollar-denominated futures contracts that are based on the implied forward London Interbank Offered Rate (LIBOR) of a three-month deposit.

Duration* (under normal interest rate conditions):	Target = Lehman Brothers Aggregate Bond Index plus or minus one year Maximum = 6 years
Expected Approximate Interest Rate Sensitivity:	5-year U.S. Treasury note
Credit Quality:	Minimum = BBB- or Baa3 at time of purchase. Securities will either be rated by a NRSRO or, if unrated, determined by GSAM to be of comparable quality

*	The GSVIT Fund’s duration approximates its price sensitivity to changes in interest rates.

Money Market Fund and Goldman Sachs Money Market Fund
Investment Objectives:

(a)	Money Market Fund: Seeks to obtain maximum current income consistent with preservation of capital and liquidity.

(b)	Goldman Sachs Money Market Fund: Seeks to maximize current income to the extent consistent with preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
      Principal Investment Strategies: The Money Market Fund seeks to achieve its objective by investing in high quality money market instruments such as obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, commercial paper, obligations of banks or savings and loan associations including bankers acceptances and certificates of deposit, repurchase agreements and cash and cash equivalents. The AIT Fund may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities and short-term instruments (not including investments in ADRs).
      Any security purchased for the AIT Fund must receive the highest or second highest quality rating by at least two recognized rating agencies or by one if only one has rated the security. If the security is unrated, the security must be viewed by the sub-adviser, Opus Investment Management, Inc. as having comparable quality. Portfolio securities will have a remaining maturity of 397 days or less and the portfolio is managed to maintain a dollar-weighted maturity of 90 days or less.
      The AIT Fund attempts to maintain a constant net asset value of $1.00 per share but it may not be able to do so due to adverse market conditions or other factors and it is possible for investors to lose money by investing in the AIT Fund.
      The Goldman Sachs Money Market Fund seeks to achieve its investment objectives by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. Normally, the GSVIT Fund intends to invest more than 25% of the its total assets in bank obligations.
      The GSVIT Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The GSVIT Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The GSVIT Fund may not invest more than 25% of its total assets in the securities of any one foreign government. The GSVIT Fund may also invest in U.S. dollar denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”).
Other Investment Practices and Investment Securities of the AIT Funds and the GSVIT Funds
      The tables below compare some of the investment techniques that may (but are not required to) be used by an AIT Fund in seeking to achieve its investment objective with those used by a GSVIT Fund. Numbers in this table show allowable usage only; for actual usage, consult the AIT Fund’s or GSVIT Fund’s annual/semi-annual reports.
      Other Investment Practices and Investment Securities of the AIT Funds and the GSVIT Funds (Equity Funds)

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowings
for investment purposes) (Roman Type)
• No specific % limitation on usage; limited	Goldman Sachs		Select		Goldman Sachs
only by the objective and strategies of the	International		International		CORE
Fund	Equity		Equity		U.S. Equity		Core
— Not permitted	Fund		Fund		Fund		Equity Fund

Investment Practices
Borrowings	33	1/3	33	1/3	33	1/3	33	1/3
Cross Hedging of Currencies	•		•		•		—
Currency Swaps	15	[1]	—		—		—
Custodial Receipts and Trust Certificates	•		—		•		—
Equity Swaps	15	[1]	—		15	[1]	—
Foreign Currency Transactions	•		•		•	[2]	•
Forward Commitments	•		—		•		—
Futures Contracts and Options on Futures Contracts	•		•		•	[3]	•
Investment Company Securities (including iShares SM and Standard & Poor’s Depositary Receipts™ )	10		10		10		10
Options on Foreign Currencies[2,4]	•		•		•		•
Options on Securities and Securities Indices[5]	•		•		•		•
Repurchase Agreements	•		30		•		30
Restricted Securities	15		15		15		15
Securities Lending	33	1/3	33	1/3	33	1/3	33	1/3
Short Sales Against the Box	25		—		—		—
Unseasoned Companies	•		—		•		—
Warrants and Stock Purchase Rights	•		—		•		•
When-Issued Securities	•		•		•		•

1.	Limited to 15% of a GSVIT Fund’s net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

2.	Limited by the amount the GSVIT Funds invest in foreign securities.

3.	The Goldman Sachs CORE U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500® Index.

4.	The GSVIT Funds and the AIT Funds may purchase and sell call and put options.

5.	The GSVIT Funds and the AIT Funds may sell covered call and put options and purchase call and put options.

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowings
for investment purposes) (Roman Type)
• No specific % limitation on usage; limited					Goldman Sachs
only by the objective and strategies of the	Goldman Sachs				Growth		Select Capital
Fund	Capital Growth		Select		Opportunities		Appreciation
— Not permitted	Fund		Growth Fund		Fund		Fund

Investment Practices
Borrowings	33	1/3	33	1/3	33	1/3	33	1/3
Cross Hedging of Currencies	•		•		•		•
Currency Swaps	—		—		—		•
Custodial Receipts and Trust Certificates	•		—		•		—
Equity Swaps	15	[1]	—		15	[1]	•
Foreign Currency Transactions	•	[2]	•		•	[2]	•
Forward Commitments	•		—		•		•
Futures Contracts and Options on Futures Contracts	•		•		•		•
Investment Company Securities (including iShares SM and Standard & Poor’s Depositary Receipts TM)	10		10		10		10
Options on Foreign Currencies[2,3]	•		•		•		•
Options on Securities and Securities Indices[4]	•		•		•		•
Repurchase Agreements	•		30		•		30
Restricted Securities	15		15		15		15
Securities Lending	33	1/3	33	1/3	33	1/3	33	1/3
Short Sales Against the Box	25		—		25		—
Unseasoned Companies	•		—		•		—
Warrants and Stock Purchase Rights	•		•		•		•
When-Issued Securities	•		•		•		•

1.	Limited to 15% of a GSVIT Fund’s net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

2.	Limited by the amount the GSVIT Funds invest in foreign securities.

3.	The GSVIT Funds and the AIT Funds may purchase and sell call and put options.

4.	The GSVIT Funds and the AIT Funds may sell covered call and put options and purchase call and put options.

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowings
for investment purposes) (Roman Type)
• No specific % limitation on usage; limited
only by the objective and strategies of the	Goldman Sachs				Goldman Sachs		Select Value
Fund	Equity Index		Equity		Mid Cap		Opportunity
— Not permitted	Fund		Index Fund		Value Fund		Fund

Investment Practices
Borrowings	33	1/3	33	1/3	33	1/3	33	1/3
Cross Hedging of Currencies	—		—		•		—
Currency Swaps	•		—		—		—
Custodial Receipts and Trust Certificates	•		—		•		—
Equity Swaps	15	[1]	—		15	[1]	—
Foreign Currency Transactions	•	[2]	—		•	[2]	—
Forward Commitments	•		—		•		—
Futures Contracts and Options on Futures Contracts	•		•		•		•
Investment Company Securities (including iShares SM and Standard & Poor’s Depositary Receipts™ )	10		10		10		10
Options on Foreign Currencies[2,3]	•		—		•		•
Options on Securities and Securities Indices[4]	•		•		•		•
Repurchase Agreements	•		30		•		30
Restricted Securities	15		15		15		15
Securities Lending	33	1/3	33	1/3	33	1/3	33	1/3
Short Sales Against the Box	—		—		25		—
Unseasoned Companies	•		—		•		—
Warrants and Stock Purchase Rights	•		•		•		—
When-Issued Securities	•		•		•		•

1.	Limited to 15% of a GSVIT Fund’s net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

2.	Limited by the amount the GSVIT Funds invest in foreign securities.

3.	The GSVIT Funds and the AIT Funds may purchase and sell call and put options.

4.	The GSVIT Funds and the AIT Funds may sell covered call and put options and purchase call and put options.

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowings
for investment purposes) (Roman Type)
• No specific % limitation on usage; limited				Goldman Sachs
only by the objective and strategies of the	Goldman Sachs		Select	CORE
Fund	International		International	U.S. Equity		Core
— Not permitted	Equity Fund		Equity Fund	Fund		Equity Fund

Investment Securities
American Depositary Receipts	•		•	•		•
Asset-Backed Securities	•	[1]	—	—		•
Bank Obligations	•	[1,2]	—	•	[1]	—
Convertible Securities	•	[3]	—	•	[4]	•
Corporate Debt Obligations	•	[1,3]	•	•	[1]	•
Equity Investments	80+		80+	90+		80+
Emerging Country Securities	•		10	—		•
European Depository Receipts	•		•	—		—
Fixed Income Securities	20	[1,3]	20	10	[1,3]	•
Foreign Securities	•		•	•	[5]	25
Global Depositary Receipts	•		•	•		—
Mortgage-Backed Securities	•	[1]	—	—		—
Non-Investment Grade Fixed Income Securities	•	[1,6]	—	—		10	[6]
Real Estate Investment Trusts (“REITs”)	•		•	•		•
Structured Securities	•	[7]	—	•	[7]	—
Temporary Investments	100		•	35		•
U.S. Government Securities	•	[1]	•	•	[1]	•

1.	Limited by the amount a GSVIT Fund invests in fixed-income securities. The Goldman Sachs CORE U.S. Equity Fund is limited to cash equivalents only.

2.	Issued by U.S. or foreign banks.

3.	With respect to the GSVIT Funds, fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or have a comparable rating by another NRSRO at the time of investment. The Goldman Sachs International Equity Fund uses the same rating criteria for convertible and non-convertible debt securities.

4.	The Goldman Sachs CORE U.S. Equity Fund has no minimum rating criteria for convertible debt securities.

5.	Equity securities of foreign issuers must be traded in the United States.

6.	May be BB or lower by Standard & Poor’s, Ba or lower by Moody’s or have a comparable rating by another NRSRO at the time of investment.

7.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowings
for investment purposes) (Roman Type)
• No specific % limitation on usage; limited	Goldman				Goldman Sachs
only by the objective and strategies of the	Sachs				Growth		Select Capital
Fund	Capital Growth		Select		Opportunities		Appreciation
— Not permitted	Fund		Growth Fund		Fund		Fund

Investment Securities
American Depositary Receipts	•		•		•		•
Asset-Backed Securities	•	[1]	•		•	[1]	•
Bank Obligations	•	[1]	—		•	[1]	—
Convertible Securities	•	[2]	•		•	[2]	•
Corporate Debt Obligations	•	[1,2]	•		•	[1,2]	•
Equity Investments	90+		80+		90+		50+
Emerging Country Securities	10	[3]	•		10	[3]	•
European Depository Receipts	•		—		•		•
Fixed Income Securities	•	[1,2]	20		•	[1,2]	•
Foreign Securities	10	[3]	25		10	[3]	•
Foreign Government Securities					—		—
Global Depositary Receipts	•		—		•		•
Mortgage-Backed Securities	•	[1]	—		•	[1]	—
Non-Investment Grade Fixed Income Securities	10	[1,4]	15	[4]	10	[4]	5	[4]
Real Estate Investment Trusts (“REITs”)	•		—		•		—
Structured Securities	•	[5]	—		•	[5]	—
Temporary Investments	100		100		100		100
U.S. Government Securities	•	[1]	•		•	[1]	•

1.	Limited by the amount a GSVIT Fund invests in fixed-income securities.

2.	With respect to the GSVIT Funds, fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor’s or Baa or higher by Moody’s or have a comparable rating by another NRSRO at the time of investment. The Goldman Sachs Capital Growth Fund uses the same rating criteria for convertible and non-convertible debt securities.

3.	The Goldman Sachs Capital Growth Fund and Goldman Sachs Growth Opportunities Fund may invest in the aggregate up to 10% of its total assets in foreign securities, including emerging country securities.

4.	May be BB or lower by Standard & Poor’s, Ba or lower by Moody’s or have a comparable rating by another NRSRO at the time of investment.

5.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowings
for investment purposes) (Roman Type)
• No specific % limitation on usage; limited
only by the objective and strategies of the	Goldman Sachs			Goldman Sachs		Select Value
Fund	Equity Index		Equity	Mid Cap		Opportunity
— Not permitted	Fund		Index Fund	Value Fund		Fund

Investment Securities
American Depositary Receipts	•		•	•		•
Asset-Backed Securities	—		—	•	[1]	—
Bank Obligations	•	[1]	—	•	[1]	—
Convertible Securities	•	[2]	•	•	[2]	—
Corporate Debt Obligations	•	[1,2]	•	•	[1,2]	—
Equity Investments	80+		80+	80+		80+
Emerging Country Securities	—		•	25	[3]	•
European Depository Receipts	—		—	•		—
Fixed Income Securities	20	[1,2]	•	20	[2,4]	•
Foreign Securities	15	[5]	•	25	[3]	25
Foreign Government Securities	—		•	—		—
Global Depositary Receipts	•		—	•		—
Mortgage-Backed Securities	—		—	•	[1]	—
Non-Investment Grade Fixed Income Securities	—		—	10	[6]	—
Real Estate Investment Trusts (“REITs”)	•		•	•		—
Structured Securities	•	[7]	—	•	[7]	—
Temporary Investments	35		•	100		•
U.S. Government Securities	•	[1]	—	•	[1]	—

1.	Limited by the amount a GSVIT Fund invests in fixed-income securities. The Goldman Sachs Equity Index Fund is limited to cash equivalents only.

2.	With respect to a GSVIT Fund, fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor’s or Baa or higher by Moody’s or have a comparable rating by another NRSRO at the time of investment. The Goldman Sachs Mid-Cap Value Fund uses the same rating criteria for convertible and non-convertible securities. The Goldman Sachs Equity Index Fund has no minimum rating criteria for convertible securities.

3.	The Goldman Sachs Mid Cap Value Fund may invest in the aggregate up to 25% of its total assets in foreign securities, including emerging country securities.

4.	The Goldman Sachs Mid Cap Value Fund may invest in the aggregate up to 20% of its Net Assets in: (1) securities of companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap Value Index at the time of investment; and (2) fixed-income securities.

5.	Equity securities of foreign issuers must trade in the United States for the Goldman Sachs Equity Index Fund.

6.	Must be B or higher by Standard & Poor’s, B or higher by Moody’s or have a comparable rating by another NRSRO at the time of investment.

7.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

Other Investment Practices and Investment Securities of the AIT Funds and the GSVIT Funds (Fixed Income Funds)

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowings
for investment purposes) (Roman Type)							Select
• No specific % limitation on usage; limited only	Goldman Sachs				Goldman Sachs		Investment
by the objective and strategies of the Fund	Government		Government		Core Fixed		Grade Income
— Not permitted	Income Fund		Bond Fund		Income Fund		Fund

Investment Practices
Borrowings	33	1/3	33	1/3	33	1/3	33	1/3
Credit, Interest Rate and Total Return Swaps	•	[1]	—		•	[1]	—
Currency Options and Futures	—		—		•		—
Cross Hedging of Currencies	—		—		•		—
Currency Swaps	—		—		•	[1]	—
Financial Futures Contracts	•		•		•		•
Forward Commitments	•		•		•		•
Forward Foreign Currency Exchange Contracts	—		—		•		—
Interest Rate Floors, Caps and Collars	•		—		•		—
Mortgage Dollar Rolls	•		—		•		•
Mortgage Swaps	•	[1]	—		•	[1]	—
Options (including Options on Futures)	•		•		•		•
Options on Foreign Currencies	—		—		•		•
Repurchase Agreements	•		30		•	[2]	30
Securities Lending	33	1/3	33	1/3	33	1/3	33	1/3
When-Issued Securities	•		•		•		•

10 Percent of total assets (excluding securities lending collateral) (Italic type)
10 Percent of net assets (including borrowings for investment purposes) (Roman Type)
• No specific % limitation on usage; limited only by the objective and strategies of the Fund
— Not permitted

Investment Securities
Asset-Backed Securities	•		20		•		20
Bank Obligations	•		•		•		•
Convertible Securities	—		—		•		—
Corporate Debt Obligations and Trust Preferred Securities	•		—		•		•
Emerging Country Securities	—		—		10	[3]	•
Floating and Variable Rate Obligations	•		—		•		•
Foreign Securities	—		—		•	[3]	•
Mortgage-Backed Securities
Adjustable Rate Mortgage Loans	•		•		•		•
Collateralized Mortgage Obligations	•		•		•		•
Fixed Rate Mortgage Loans	•		•		•		•
Government Issued Mortgaged-Backed Securities	•		•		•		•
Multiple Class Mortgage-Backed Securities	•		•		•		•
Privately Issued Mortgage-Backed Securities	•		•		•		•
Stripped Mortgage-Backed Securities	•		•		•		•
Restricted Securities	15		15		15	[1]	15
Structured Securities	•	[1]	—		•	[1]	—
Taxable Municipal Securities	•		•		•		—
Tax-Free Municipal Securities	•		•		•		—
Temporary Investments	•		•		•		•
U.S. Government Securities	80+		80+		•		•
Yield Curve Options and Inverse Floating Rate Securities	•		—		•		—

1.	The GSVIT Funds are limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

2.	The Goldman Sachs Core Fixed Income Fund may enter into repurchase agreements collateralized by securities issued by foreign governments.

3.	Of the Goldman Sachs Core Fixed Income Fund’s investments in foreign securities, 10% of the GSVIT Fund’s total assets in the aggregate may be invested in emerging countries securities. For the Goldman Sachs Core Fixed Income Fund, foreign securities may include issuers domiciled in one country and issuing securities denominated in the currency of another. The Goldman Sachs Core Fixed Income Fund may invest up to 25% of its total assets in securities not denominated in U.S. dollars (unless the GSVIT Fund’s position is hedged against currency risk).

Other Investment Practices and Investment Securities of the AIT Funds and GSVIT Funds (Money Market Funds)

• No specific % limitation on usage; limited only by the	Goldman Sachs
objective and strategies of the Fund	Money Market Fund	Money Market Fund

Investment Policies
U.S. Treasury Obligations[1]	•	•
U.S. Government Securities	•	•
Bank Obligations	•	•
	Over 25% of total assets must be invested in U.S. and foreign (US$) banks[2]	U.S. and foreign (US$) banks
Commercial Paper	•	•
U.S. and foreign (US$) commercial paper
Short-Term Obligations of Corporations and Other Entities	•	•
	U.S. and foreign (US$) entities	U.S. and foreign (US$) entities
Repurchase Agreements	•	100[3]
Asset-Backed and Receivables-Backed Securities[4]	•	Up to 20% of total assets
Foreign Government Obligations (US$)	•[5]	•
Foreign Securities	•[6]	•[7]
When-Issued Securities and Forward Commitments	•	•
Municipal Securities	•[8]	•
Custodial Receipts	•	•
Restricted Securities	Up to 10% of total assets	Up to 10% of total assets
Unrated Securities[9]	•	•
Investment Companies	•	•
	Up to 10% of total assets in other investment companies	Up to 10% of total assets in other investment companies
Private Activity Bonds	•	•
Credit Quality	First Tier[10]	First or Second Tier[10,11]
Miscellaneous	Reverse repurchase agreements not permitted	May enter into Stand-By Commitments. Reverse repurchase agreements not permitted

1.	Issued or guaranteed by the U.S. Treasury.

2.	If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Goldman Sachs Money Market Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.

3.	The Money Market Fund of AIT, however, may not invest more than 10% of its total assets taken at current value in repurchase agreements extending for more than seven days and in other securities which are not readily marketable.

4.	To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.

5.	The Goldman Sachs Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Goldman Sachs Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

6.	The Goldman Sachs Money Market Fund may also invest in U.S. dollar denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

7.	The Money Market Fund of AIT may not invest more than 25% of its assets in foreign debt obligations.

8.	The Goldman Sachs Money Market Fund will only make such investments when yields on such securities are attractive compared to other taxable investments.

9.	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities or to the extent that an AIT Fund may purchase Second Tier Securities, comparable in quality to second tier securities. In addition, a Money Market Fund holding a security supported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the investment.

10.	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating by that NRSRO or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from an entity with such ratings. U.S. Government Securities are considered First Tier Securities.

11.	Second Tier securities are (a) rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from an entity with such ratings.
Investment Restrictions
      This section briefly compares and contrasts the investment restrictions of each AIT Fund with those of its corresponding GSVIT Fund. The following comparisons are only summaries and each summary is qualified in all respects by reference to the statements of the investment restrictions found in the respective statements of additional information for the AIT Funds and the GSVIT Funds which are incorporated by reference into the Statement of Additional Information relating to the Proxy/ Prospectus.
      Unless otherwise indicated, the restrictions discussed below are fundamental policies of an AIT Fund or GSVIT Fund. This means that it cannot be changed without approval of shareholders. Investment restrictions that are non-fundamental may be changed for the AIT Funds by the board of trustees of AIT and for the GSVIT Funds by the board of trustees of GSVIT. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.
      Purchases of Securities on Margin. The AIT Funds will not purchase securities on margin, but may obtain such short-term credits as are necessary for the clearance of transactions, and (except for the Money Market Fund) may make margin payments in connection with financial futures (including securities index futures) contracts, options on such futures contracts, futures contracts on foreign currencies and related options. The GSVIT Funds may purchase securities on margin to the extent permitted by applicable law.
      Short Sales of Securities. The AIT Funds will not effect a short sale of securities. The GSVIT Funds may not sell securities short, except for short sales against-the-box. For the AIT Funds, this restriction is a fundamental policy; for the GSVIT Funds, this restriction is a non-fundamental policy.
      Purchases of Real Estate. Both the AIT Funds and the GSVIT Funds generally may not buy or sell real estate. The AIT Funds may purchase and sell (1) securities that are secured by real estate and (2) securities of companies that invest or deal in real estate. The GSVIT Funds may purchase or sell (1) securities that are secured by real estate or interests in real estate, (2) securities of real estate investment trusts (except that the Goldman Sachs Core Fixed Income Fund may not hold or deal in real estate limited partnerships), and (3) mortgage-related securities. The GSVIT Funds also may hold and sell real estate acquired as a result of the ownership of securities. The Goldman Sachs Core Fixed Income Fund also may not hold or deal in oil, gas or mineral leases.
      Loans. Both the AIT Funds and the GSVIT Funds generally may not make loans, except through repurchase agreements, loans of portfolio securities, and the purchase of debt obligations.
      Issuance of Senior Securities. The AIT Funds are restricted from issuing any senior security as defined in the Investment Company Act. The GSVIT Funds are prohibited from issuing senior securities to the extent such issuance would violate applicable law.
      Investments for Purposes of Exercising Control. As a matter of non-fundamental policy, both the AIT Funds and the GSVIT Funds are restricted from investing in companies for the purpose of exercising control or management.
      Borrowings. The AIT Funds will not borrow money, except in accordance with the provisions of the Investment Company Act and for temporary purposes when the aggregate amount borrowed does not exceed 33 1/3% of the value of an AIT Fund’s total assets at the time of the borrowing. Generally, the AIT Funds consider a borrowing as being for temporary purposes if it is repaid within 60 days and is not extended or renewed. The GSVIT Funds may not borrow money, except that a GSVIT Fund may (1) borrow from banks or through reverse repurchase agreements1 in amounts up to 33 1/3% of its total assets (including the amount borrowed), (2) to the

[1]	As a matter of non-fundamental policy that may be changed by GSVIT’s board of trustees without shareholder approval, the Money Market Fund of GSVIT currently may not engage in reverse repurchase transactions.

extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (3) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) engage in transactions in mortgage dollar rolls which are accounted for as financings. In addition, each GSVIT Fund has a non-fundamental policy that restricts it from purchasing additional securities if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.
      Concentration in Industries. Except as noted below, both the AIT Funds and the GSVIT Funds are restricted from concentrating their investments in any particular industry. An AIT Fund may invest up to 25% of the value of its total assets in a particular industry, including debt obligations of supranational entities and foreign governments. A GSVIT Fund may not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry. For both the AIT Funds and the GSVIT Funds, securities issued by the U.S. government or its agencies or instrumentalities are excluded from this restriction. For purposes of applying this restriction to the GSVIT Funds, (1) state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries, (2) telephone companies are considered to be a separate industry from water, gas or electric utilities, (3) personal credit finance companies and business credit finance companies are deemed to be separate industries, and (4) wholly-owned finance companies are considered to be in the same industry of their parents if their activities are primarily related to financing the activities of their parents. The restriction with respect to the GSVIT Funds also does not apply to investments in municipal securities that have been pre-funded by the use of obligations of the U.S. government or any of its agencies or instrumentalities. Notwithstanding the foregoing, the Money Market Fund of GSVIT will invest more than 25% of the value of its total assets in obligations either issued or guaranteed by banks (whether foreign or domestic), except that if adverse economic conditions prevail in the banking industry, the GSVIT Fund may, for defensive purposes, temporarily invest less than 25% of its total assets in bank obligations.
      Maintenance of Status as a “Diversified Company.” All the AIT Funds and GSVIT Funds are “diversified companies” as defined by the Investment Company Act. A “diversified company” is one that, with respect to at least 75% of the value of its total assets, is invested in cash, cash items (including receivables), government securities, securities of other investment companies and other securities. Investments in other securities are limited as to any one issuer to (1) an amount no greater than 5% of the value of the total assets of the Fund and (2) not more than 10% of the outstanding voting securities of the issuer. The foregoing limitations apply as a fundamental investment policy to 100% of the value of the total assets of the Money Market Fund of AIT. Similarly, the Goldman Sachs Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, (except U.S. Government Securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature) in order to comply with Rule 2a-7 under the Investment Company Act. Rule 2a-7, however, permits a money market fund to invest as much as 25% of its total assets in securities of the same issuer for up to three business days.
      Investments in Illiquid Securities. The AIT Funds and GSVIT Funds will not acquire any illiquid (not readily marketable) investments if more than 15% (10% with respect to the Money Market Fund of AIT and Money Market Fund of GSVIT) of their net assets would be invested in illiquid investments. This restriction is a non-fundamental policy with respect to the GSVIT Funds and the AIT Funds.
      Investments in Other Investment Companies. As a non-fundamental policy, the AIT Funds may invest in securities of one or more investment companies, subject to the provisions of the Investment Company Act, any other applicable laws or regulations and any applicable exemptive orders issued by the SEC. GSVIT also observes, as a non-fundamental investment limitation, the Investment Company Act limitations regarding investments in investment companies. Notwithstanding any other fundamental investment restriction or policy, a GSVIT Fund may invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the GSVIT Fund.
      Securities Underwriting. The AIT Funds and the GSVIT Funds may not underwrite securities issued by others except to the extent that the sale of portfolio securities may be deemed to be an underwriting.
      Commodities. The AIT Funds and the GSVIT Funds have similar restrictions on investments in commodities. The AIT Funds will not engage in the purchase and sale of physical commodities or contracts relating to physical commodities. The GSVIT Funds may not invest in commodities or commodity contracts, except that the GSVIT Funds may invest in currency and financial instruments and contracts that are commodities or commodity contracts.
      Financial Futures Contracts and Related Options. As a non-fundamental investment policy, the AIT Funds (other than the Money Market Fund of AIT) may engage in financial futures contracts and related options. Each GSVIT Fund, as a non-fundamental policy, (other than the Money Market Fund of GSVIT) may also engage in these transactions to the extent described in the Prospectuses and/or Statement of Additional Information for the GSVIT Funds.
      Fund Names. Each of the Select International Equity Fund, Core Equity Fund, Equity Index Fund, Select Investment Grade Income Fund, Government Bond Fund, Goldman Sachs International Equity Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Equity Index Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Government Income Fund and Goldman Sachs Core Fixed Income Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in the type of securities suggested by its name and will notify shareholders at least 60 days before changing such policy. Both the AIT Funds and GSVIT Funds have adopted this requirement as a non-fundamental investment policy.
      Rule 2a-7 Compliance. Both the Money Market Fund of AIT and the Goldman Sachs Money Market Fund comply with Rule 2a-7 under the Investment Company Act which establishes the requirements for operating as a money market fund.
Comparison of AIT’s and GSVIT’s Charter Documents
      AIT is organized as a Massachusetts business trust. GSVIT is organized as a Delaware statutory trust. The operations of AIT are governed by AIT’s Amended Agreement and Declaration of Trust (the “AIT Charter”), Bylaws (the “AIT Bylaws”) and applicable Massachusetts law. The operations of GSVIT are governed by GSVIT’s Agreement and Declaration of Trust (the “GSVIT Charter”), Amended and Restated By-Laws (the “GSVIT By-Laws”) and applicable Delaware law. The operations of both AIT and GSVIT are also subject to the provisions of the Investment Company Act, the rules and regulations of the SEC thereunder and applicable state securities laws. In general, the charter documents governing AIT are similar to those documents governing GSVIT. The attributes of a share of beneficial interest of AIT and GSVIT are also comparable. The following is only a summary of certain of the similarities and differences between AIT and the AIT Charter, on the one hand, and GSVIT and the GSVIT Charter, on the other. It is not a complete list of differences.
      Trustees of AIT and GSVIT
      Subject to the provisions of the GSVIT Charter, the operations of the GSVIT Funds are managed under the direction of GSVIT’s trustees (the “GSVIT Trustees”) and, subject to the provisions of the AIT Charter, the operations of AIT are managed under the direction of AIT’s trustees (the “AIT Trustees”). The responsibilities, powers and fiduciary duties of the GSVIT Trustees are substantially the same as those of the AIT Trustees. Under the AIT Charter, an AIT Trustee may be removed with or without cause by the vote of a majority of outstanding shares at any meeting called for such purpose. An AIT Trustee also may be removed from office, with or without cause, by vote of a majority of the AIT Trustees then in office. The GSVIT Charter permits GSVIT’s board of trustees to remove a GSVIT Trustee, with or without cause, at any time by a written instrument signed by at least a majority of the GSVIT Trustees then in office specifying the effective date of removal. A GSVIT Trustee also may be removed by the vote of holders of at least two-thirds of the outstanding shares of GSVIT at a meeting of the shareholders. The incumbent GSVIT Trustees would remain as the Trustees of GSVIT upon consummation of the Reorganizations.
      Amendments to Charters
      The GSVIT Charter permits the GSVIT Trustees to amend the GSVIT Charter without a shareholder vote. However, shareholders of GSVIT have the right to vote on any amendment (1) that would adversely affect the voting rights of shareholders as granted in the GSVIT Charter, (2) that is required by law or by GSVIT’s registration statement to be approved by shareholders, (3) that would amend the provisions of the GSVIT Charter regarding amendments thereto, or (4) that the GSVIT Trustees determine to submit to shareholders.
      The AIT Charter may be amended by an instrument in writing signed by a majority the AIT Trustees then in office when authorized to do so by vote of the holders of a majority of shares entitled to vote, except that an amendment affecting the shareholders of one or more series of shares but not the shareholders of all outstanding series shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series affected. However, the AIT Trustees may amend the AIT Charter without shareholder authorization to (1) change AIT’s name, (2) supply any omission, (3) cure any ambiguity, or (4) cure, correct or supplement any defective or inconsistent provision.
      Series of AIT and GSVIT
      The GSVIT Charter permits the GSVIT Trustees to create one or more series of GSVIT and, with respect to each series, to issue an unlimited number of shares of that series or of one or more classes of shares of that series. The AIT Charter has similar provisions with respect to the creation of series of shares of AIT, but does not provide for dividing shares of a series into classes. Each share of a series of GSVIT and AIT represents an equal proportionate interest with each other share in that series, none having priority or preference over another. Delaware law provides that liabilities arising with respect to a particular series shall only be enforceable against that series and not the entire statutory trust or any other series thereof if (1) the trust maintains separate and distinct records for each series, (2) the assets of each series are held and accounted for separately from the other assets of the statutory trust or any series thereof, (3) the governing trust instrument provides for such limitation on liability, and (4) the statutory trust’s certificate of trust sets forth notice of such limitation on liability. GSVIT meets these conditions for limitation of liability of a series. The AIT Charter provides that all expenses, fees, charges, taxes and liabilities incurred or arising in connection with a particular series are payable solely out of the assets or by the shareholders of that series.
      Liability and Indemnification of the Trustees of AIT and GSVIT
      Under Delaware law, a trustee of a statutory trust, while acting in such capacity, is not personally liable to any person other than the statutory trust and its shareholders for any act, omission or obligation of the statutory trust or any trustee thereof. In addition, to protect the GSVIT Trustees against such liability, the GSVIT Charter provides that (1) the GSVIT Trustees will not be personally liable to any person other than GSVIT or a shareholder for any act, omission or obligation of GSVIT or any GSVIT Trustee, (2) all persons contracting with or having any claim against GSVIT or a particular series may look only to the assets of GSVIT or the particular series for payment under such contract or claim, and (3) the GSVIT Trustees are not responsible or liable for any act or omission or for neglect or wrongdoing of themselves or any officer, agent, employee, investment adviser or independent contractor of GSVIT, or of any other person, provided that nothing in the GSVIT Charter or Delaware law protects a GSVIT Trustee against any liability to GSVIT or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
      In addition, the GSVIT Charter provides for indemnification of the Trustees and officers of GSVIT to the fullest extent permitted by law. The GSVIT Charter provides that indemnification thereunder is not provided to a Trustee or officer (1) who is adjudicated (a) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office, or (b) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of GSVIT, or (2) in the event of a settlement, unless a determination has been made that the person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties by (a) a court or other body approving the settlement, (b) a majority of the Trustees who are neither interested persons of GSVIT nor are parties to the matter involved, (c) written opinion of independent legal counsel, or (d) a vote of a majority of the outstanding shares entitled to vote.
      The AIT Charter provides similar, but not identical, protection against liability for the AIT Trustees as the GSVIT Charter provides for the GSVIT Trustees. The AIT Charter provides that the AIT Trustees are not responsible or liable for any neglect or wrongdoing of any officer, agent, employee, manager or principal underwriter of AIT, nor for any act or omission of any other AIT Trustee, except that an AIT Trustee is not protected against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard in the conduct of his or her duties.
      In addition, the AIT Charter provides that AIT will indemnify the Trustees and officers of AIT against all liabilities and expenses except with respect to any matter as to which a person has been finally adjudicated (1) not to have acted in good faith in the reasonable belief that the person’s action was in the best interests of AIT, or (2) to be liable to AIT or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his or her office.
      Shareholder Liability
      Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that GSVIT or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the GSVIT Charter (1) contains an express disclaimer of shareholder liability for acts or obligations of GSVIT or any GSVIT Fund, and (2) provides for indemnification out of the assets belonging to a GSVIT Fund for any shareholder held personally liable for the obligations of such GSVIT Fund. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by a GSVIT Fund and/or GSVIT. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which (1) a court refuses to apply Delaware law, (2) no contractual limitation of liability is in effect, and (3) the applicable GSVIT Fund is unable to meet its obligations to indemnify a shareholder. In light of Delaware law, the nature of the GSVIT Funds’ business and the nature of their assets, GSVIT’s board of trustees believes that the risk of personal liability to a shareholder is extremely remote.
      Unlike Delaware, in Massachusetts there is no statute relating to business trusts that entitles shareholders of a Massachusetts business trust to the same limitation of liability as is extended to shareholders of a Massachusetts corporation. Under Massachusetts law, shareholders of AIT could, under certain circumstances, be held personally liable as if they were partners in a partnership for AIT’s obligations. Even if, however, AIT were held to be a partnership, the possibility of shareholders incurring financial loss for that reason appears remote because the AIT Charter contains an express disclaimer of shareholder liability for obligations of AIT and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of AIT or AIT’s Trustees. The AIT Charter also provides for indemnification out of an AIT Fund’s property for any shareholder of such AIT Fund held personally liable for AIT’s obligations. Thus, AIT’s board of trustees believes that the risk of shareholder liability is also remote for AIT’s shareholders.
      Voting Rights of Shareholders of AIT and GSVIT
      Neither AIT nor GSVIT is required to hold annual meetings of shareholders and AIT and GSVIT do not intend to hold such meetings. In the event that a meeting of GSVIT shareholders is held, each share of GSVIT will be entitled, as determined by the GSVIT Trustees without the vote or consent of shareholders, to either (1) one vote for each share held and a proportionate fractional vote for each fractional share, or (2) one vote for each dollar of net asset value represented by such shares and a proportionate fractional vote for each fractional dollar amount on all matters presented to shareholders including the election of GSVIT Trustees. Unless the GSVIT Trustees determine otherwise, all shares will be voted in the aggregate on any matter submitted to a vote of shareholders, except (1) when required by the Investment Company Act, other applicable law, or the attributes of a particular series or class, or (2) when the GSVIT Trustees have determined that a matter affects the interests of only one or more series or class, then the series and classes will vote separately from each other. Shareholders of GSVIT do not have cumulative voting rights in the election of GSVIT Trustees. Meetings of shareholders of GSVIT, or any series or class thereof, may be called by the GSVIT Trustees at any time or upon the written request of holders of at least a majority of the shares outstanding and entitled, except to the extent that a lesser percentage is prescribed by the Investment Company Act.

      In the event that a meeting of AIT shareholders is held, each whole share of AIT will be entitled to one vote on any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. On any matter submitted to a vote of AIT shareholders, all shares will be voted by individual series, except (1) when required by the Investment Company Act, shares will be voted in the aggregate and not by individual series, and (2) when the AIT Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series will be entitled to vote thereon. Shareholders of AIT do not have cumulative voting rights in the election of AIT Trustees. Meetings of shareholders may be called by the AIT Trustees or, as provided by the AIT Bylaws, by AIT’s President. Meetings of shareholders also will be called upon written application by shareholders holding at least 10% of the outstanding shares of AIT or of one or more series, if only such series are entitled to vote on a particular matter.
      The GSVIT Charter provides that the shareholders have the power to vote only with respect to (1) the election of GSVIT Trustees to the extent and as provided therein, (2) the removal of GSVIT Trustees as provided therein, (3) any matter required to be approved by the shareholders under the Investment Company Act, (4) the termination of GSVIT to the extent and as provided therein, (5) amendments of the GSVIT Charter to the extent and as provided therein, (6) matters pertaining to the special treatment of shareholders of the same class of shares in connection with the termination or reorganization of GSVIT or any series or class by way of merger, consolidation, the sale of all or substantially all of the assets or otherwise, and (7) with respect to such additional matters relating to GSVIT as may be required or authorized by law, the GSVIT Charter or the GSVIT By-Laws or any registration of GSVIT with the SEC or any state, or as the GSVIT Trustees may consider desirable.
      The AIT Charter provides that the shareholders have the power to vote only (1) for the election of AIT Trustees as provided therein, (2) with respect to any organization providing advisory and/or management services to the extent and as provided therein, (3) with respect to termination of AIT to the extent and as provided therein, (4) with respect to amendments to the AIT Charter to the extent and as provided therein, (5) to the same extent as stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of AIT or its shareholders, and (6) with respect to such additional matters relating to AIT as may be required or authorized by law, the AIT Charter or the AIT Bylaws or any registration of AIT with the SEC or any state, or as the AIT Trustees may consider desirable.
      Except when a larger vote is required by law, the GSVIT Charter, the GSVIT By-Laws or the GSVIT Trustees, the GSVIT Charter (1) requires one-third of the shareholders of shares entitled to vote to establish a quorum for the transaction of business at a meeting of shareholders, and (2) provides that a majority of votes present and entitled to be cast will decide matters to be voted upon except that a plurality is required to elect GSVIT Trustees. The AIT Charter provides that 30% of the shares entitled to vote constitutes a quorum for transacting business at a meeting of shareholders. Similar to GSVIT, except when a larger vote is required by the AIT Charter or AIT Bylaws, a majority of shares voted will decide any questions and a plurality will elect AIT Trustees.
      Termination of AIT or GSVIT
      The GSVIT Charter permits the GSVIT Trustees to terminate GSVIT or any series or class of GSVIT (1) upon the vote of a majority of the affected shareholders, or (2) by the GSVIT Trustees without shareholder approval if a majority of the GSVIT Trustees determine, in their sole discretion, that continuation of GSVIT or a series or class of GSVIT is not in the best interests of GSVIT, the series or the class or their respective shareholders.
      The AIT Charter provides that AIT or any series of AIT may be terminated (1) by vote of a majority of the affected shareholders, or (2) by the AIT Trustees by written notice to the affected shareholders without shareholder approval.
Investment Advisers and Advisory Fee Information
      The GSVIT Funds, with the exception of the Goldman Sachs International Equity Fund, are managed by GSAM, 32 Old Slip, New York, New York 10005. SSgA, State Street Financial Center, One Lincoln Street,

Boston, Massachusetts 02111-2900 serves as investment sub-adviser to the Goldman Equity Index Fund. The Goldman Sachs International Equity Fund is managed by GSAMI, Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD. GSAM and GSAMI will continue to manage the GSVIT Funds after each Reorganization. As of                     , 2005, GSAM, GSAMI along with other units of the Investment Management Division of Goldman Sachs & Co., had assets under management of approximately $[          ] billion. As of                     , 2005, SSgA had assets under management of approximately $[          ] billion.
      AFIMS, 440 Lincoln Street, Worcester, Massachusetts 01653, currently serves as investment manager to the AIT Funds. In addition, sub-advisers have been hired to manage the investments of the AIT Funds as follows: Grantham, Mayo, Van Otterloo & Co. LLC, 49 Rowes Wharf, Boston, Massachusetts 02110, and J.P. Morgan Investment Management Inc., 552 Fifth Avenue, New York, New York 10036, serve as sub-advisers to the Select International Equity Fund; UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606, and GSAM serve as sub-advisers to the Core Equity Fund; GE Asset Management Incorporated, 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, and Jennison Associates LLC, 447 Lexington Avenue, New York, New York 10017, serve as sub-advisers to the Select Growth Fund; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, serves as sub-adviser to the Select Capital Appreciation Fund; Opus Investment Management, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, serves as sub-adviser to the Equity Index Fund, Government Bond Fund, Select Investment Grade Income Fund, and Money Market Fund; and Cramer Rosenthal McGlynn, LLC, 520 Madison Avenue, 32nd Floor, New York, New York 10022, serves as sub-adviser to the Select Value Opportunity Fund.
      The following table shows the investment advisory and, where applicable, sub-advisory fee rates and the fee rates after any fee waivers for each AIT Fund and its Corresponding GSVIT Fund. The fees for the AIT Funds are based on actual rates for the twelve months ended December 31, 2004. The fees for the GSVIT Funds represent the pro forma annualized advisory fees before and after waivers based upon fee arrangements that will be in place upon consummation of the Reorganizations.

	Advisory Fees		Advisory Fees
	Before/After		Before/After
AIT Fund	Waivers	Corresponding GSVIT Fund	Waivers

Select International Equity Fund Advisory Fee	0.92%/0.92%	International Equity Fund	1.00%/1.00%

Core Equity Fund Advisory Fee	0.58%/0.58%	CORE U.S. Equity Fund	0.65%/0.65%

Select Growth Fund Advisory Fee	0.82%/0.79%	Capital Growth	0.75%/0.75%

Select Capital Appreciation Fund Advisory Fee	0.92%/0.92%	Growth Opportunities Fund	1.00%/1.00%

Equity Index Fund Advisory Fee	0.28%/0.28%	Equity Index Fund	0.30%/0.20%

Select Value Opportunity Fund Advisory Fee	0.88%/0.88%	Mid Cap Value Fund	0.80%/0.80%

Government Bond Fund Advisory Fee	0.50%/0.50%	Government Income Fund	0.54%/0.54%

Select Investment Grade Income Fund Advisory Fee	0.42%/0.42%	Core Fixed Income Fund	0.40%/0.40%

Money Market Fund Advisory Fee	0.32%/0.32%	Money Market Fund	0.35%/0.35%

      For the fiscal year ended December 31, 2004, AFIMS paid each sub-adviser aggregate fees as set forth below:

	Fee (as a
	percentage of
Sub-adviser	average net assets)

Bank of Ireland Asset Management (U.S.) Limited, Grantham, Mayo, Van Otterloo & Co. LLC, and J.P. Morgan Investment Management Inc. (Select International Equity Fund)	0.38%	(1),(3)
UBS Global Asset Management (Americas) Inc, and GSAM (Core Equity Fund)	0.33%	(3)
Putnam Investment Management, LLC, GE Asset Management Incorporated, and Jennison Associates LLC (Select Growth Fund)	0.36%	(2),(3)
T. Rowe Price Associates, Inc. (Select Capital Appreciation Fund)	0.50%
Cramer Rosenthal McGlynn, LLC (Select Value Opportunity Fund)	0.50%
Opus Investment Management, Inc. (Equity Index Fund)	0.10%
Opus Investment Management, Inc. (Select Investment Grade Income Fund)	0.20%
Opus Investment Management, Inc. (Government Bond Fund)	0.20%
Opus Investment Management, Inc. (Money Market Fund)	0.10%

(1)	Effective October 1, 2004, Grantham, Mayo Van Otterloo & Co. LLC (“GMO”) and J.P. Morgan Investment Management Inc. (“JP Morgan”) replaced Bank of Ireland Asset Management (U.S.) Limited as sub-advisers of the Select International Equity Fund. Under the new sub-adviser Agreement with GMO, AFIMS pays GMO a fee computed daily and paid quarterly at an annual rate of 0.75% based on the average daily net assets of the AIT Fund that GMO manages up to $50 million, 0.60% on the next $50 million, 0.55% on the next $100 million, 0.50% on the next $100 million, and 0.45% on net assets over $300 million. Under the new sub-adviser Agreement with JP Morgan, AFIMS pays JP Morgan a fee computed daily and paid quarterly at an annual rate of 0.60% based on the average daily net assets of the AIT Fund that JP Morgan manages up to $25 million, 0.50% on the next $25 million, 0.45% on the next $50 million, and 0.30% on net assets over $100 million.

(2)	Effective April 30, 2004, GE Asset Management Incorporated (“GEAM”) replaced Putnam Investment Management, LLC as sub-adviser for the Select Growth Fund. Under the new sub-adviser Agreement with GEAM, AFIMS pays GEAM a fee computed daily and paid quarterly at an annual rate of 0.60% based on the average daily net assets of the AIT Fund that GEAM manages up to $25 million, 0.55% on the next $25 million, 0.45% on the next $25 million, 0.40% on the next $25 million, and 0.245% on net assets over $100 million.

(3)	The rate shown represents the total sub-adviser fees paid to all sub-advisers by AFIMS for the year ended December 31, 2004.

     Advisory fee breakpoints for the GSVIT Funds are as follows:

International Equity Fund*	1.00% on the first $1 billion
0.90% on the next $1 billion
0.86% over $2 billion
CORE U.S. Equity Fund*	0.65% on the first $1 billion
0.59% on the next $1 billion
0.56% over $2 billion
Capital Growth Fund*	0.75% on the first $1 billion
0.68% on the next $1 billion
0.65% over $2 billion
Growth Opportunities Fund	1.00% on the first $2 billion
0.90% over $2 billion
Mid Cap Value Fund*	0.80% on the first $2 billion
0.72% over $2 billion
Government Income Fund	0.54% on the first $1 billion
0.49% on the next $1 billion
0.47% over $2 billion
Core Fixed Income Fund	0.40% on the first $1 billion
0.36% on the next $1 billion
0.34% over $2 billion

*	Effective July 1, 2005, GSAM and GSAMI implemented a voluntary fee reduction with GSVIT. The fee reduction imposed breakpoints on the management fees and reduced the management fees to the rates listed above. The management fees breakpoints listed for the other GSVIT Funds are contractual.

The sub-investment adviser to the Goldman Sachs Equity Index Fund is entitled to a fee, computed daily and payable monthly at the following annual rates:

0.03% on the first $50 million 0.02% on the next $200 million 0.01% on the next $750 million 0.008% over $1 billion
Other Service Providers
      AIT and GSVIT have different service providers. Upon completion of each Reorganization, GSVIT will continue to engage its existing service providers. In all cases, the types of services provided to the AIT Funds and the GSVIT Fund under the service arrangements are substantially similar.

	AIT	GSVIT

Distributor	VeraVest Investment, Inc.	Goldman, Sachs & Co.
Custodian	Investors Bank and Trust Company	State Street Bank and Trust Company
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP	Ernst & Young LLP
Compensation and Other Payments to AFC and its Affiliates
      As noted in “Information About the Reorganizations,” AFC has entered into a definitive agreement to sell AFLIAC and its closed book of variable annuity and variable life insurance business to Goldman Sachs. Goldman Sachs is projected to pay in cash approximately $275 million dollars and an estimated $70 million over three years. The final purchase price will be determined at the Transaction’s closing and is subject to adjustments. In addition, AFC and various of its affiliates and divisions, will receive compensation from the GSVIT Funds and from GSAM or GSAMI or various other service providers to the GSVIT Funds in connection with the investment of assets of variable insurance clients of AFC and FAFLIC in the GSVIT Funds resulting either from each Reorganization or from other transactions.
Purchase and Redemption of Shares
      Shares of the AIT Funds and GSVIT Funds are not sold directly to the public, but are offered to separate accounts of life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies. Currently, shares of the AIT Funds are sold in a continuous offering and currently may be purchased only by separate accounts of FAFLIC or AFLIAC or their affiliates. Shares of the AIT Fund are also currently being issued under separate prospectuses to separate accounts of FAFLIC or AFLIAC or their affiliates which issue variable or group annuity policies or variable premium life insurance policies (“mixed funding”). Shares of the AIT Funds may also be issued to separate accounts of unaffiliated life insurance companies and qualified pension and retirement plans outside of the separate account context (“shared funding”). AIT may serve as a funding vehicle for all types of variable annuity contracts and variable life insurance contracts offered by various participating insurance companies and for qualified plans. Similarly, GSVIT may offer shares of the GSVIT Funds to: (1) unregistered separate accounts of various participating insurance companies through which variable annuity contracts and variable life insurance policies are sold in non-public offerings; (2) unregistered separate accounts of various participating insurance companies through which variable annuity contracts and variable life insurance policies are offered exclusively to qualified pension and profit-sharing plans and/or certain governmental plans; and (3) qualified pension and profit sharing plans. GSVIT does not currently anticipate offering shares directly to such plans.
      The manner in which shares of the AIT Funds and of the GSVIT Funds may be purchased and redeemed is the same. Shares of the AIT Funds and GSVIT Funds may be purchased or redeemed through the variable contracts, which are described in separate prospectuses (or, in the case of unregistered variable contracts, other offering documents) provided by the respective participating insurance companies. Both AIT and GSVIT discourage frequent purchases and redemptions of AIT or GSVIT Fund Shares and do not permit market timing or other excessive trading practices. Following the Reorganizations of the AIT Funds into the GSVIT Funds, variable contract owners who were previously invested in an AIT Fund will be subject to the GSVIT policies and procedures on excessive trading practices. In the event of a conflict between GSVIT’s policies and procedures on excessive trading or trading patterns deemed to be market timing under procedures developed and implemented by GSVIT to protect the interest of all of GSVIT’s shareholders and the provisions of a variable contract which was previously invested in an AIT Fund, GSVIT will enforce its policies and procedures. Under such circumstances, if GSVIT detects excessive, short term trading, GSVIT is authorized to reject or restrict a purchase or exchange request and may further seek to close an investor’s account with a GSVIT Fund. For more information see “Shareholder Guide — Restrictions on Excessive Trading Practices” in the GSVIT prospectus which accompanies this Proxy/ Prospectus.
      For each day on which a Fund’s net asset value is calculated, the separate accounts transmit to AIT or GSVIT, as the case may be, orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts and variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to variable annuity contracts and variable insurance polices. The separate accounts purchase and redeem shares of a Fund at the Fund’s NAV per share calculated as of the day an order is received by the Fund although such purchases and redemptions may be executed the next morning. With respect to the GSVIT Funds, redemption proceeds paid by wire transfer will normally be wired in federal funds on the next business day after GSVIT receives actual notice of the redemption order, but may be paid up to three business days after receipt of actual notice of the order. With respect to the AIT Funds, redemption payments will be made within seven days after AIT receives a written redemption request.
      Both AIT and GSVIT have obtained an exemptive order from the Securities and Exchange Commission to permit AIT Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. The sale of AIT Fund Shares or GSVIT Fund shares to separate accounts of insurance companies that are not affiliated may present certain conflicts of interests among variable annuity owners, variable life insurance policy owners and plan investors. AIT’s and GSVIT’s Board of Trustees will monitor AIT or GSVIT, as applicable, for the existence of material irreconcilable conflicts of interest. Neither AIT nor GSVIT currently foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies arising from the fact that interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflicts among the unaffiliated participating insurance companies. If, however, a material irreconcilable conflict arises between the holders of variable annuity contracts and variable life insurance policies of unaffiliated participating insurance companies, a participating insurance company may be required to withdraw the assets allocable to some or all of the separate accounts from an AIT or GSVIT Fund. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders.
Dividends and Other Distributions
      Dividends from investment company taxable income for the AIT Funds and the GSVIT Funds are declared and paid as follows:

	AIT Funds	GSVIT Funds

Declared Daily and Paid Monthly	Money Market Fund	Government Income Fund Core Fixed Income Fund Money Market Fund

Declared Quarterly and Paid Quarterly	Core Equity Fund Equity Index Fund Government Bond Fund Select Investment Grade Income Fund

Declared Annually and Paid Annually	Select International Equity Fund Select Growth Fund Select Capital Appreciation Fund Select Value Opportunity Fund	International Equity Fund CORE U.S. Equity Fund Capital Growth Fund Growth Opportunities Fund Equity Index Fund Mid Cap Value Fund

      Both the AIT Funds and the GSVIT Funds make distributions of capital gains (if any) at least annually.

ADDITIONAL INFORMATION ABOUT AIT FUNDS
AND THE GSVIT FUNDS
Management’s Discussion of Fund Performance
Select International Equity Fund
      The following is excerpted from the AIT Funds’ Annual Report dated December 31, 2004 and provides an overview on the performance of the Select International Equity Fund during the one year period that ended December 31, 2004.
      The Select International Equity Fund returned 14.47% for 2004, underperforming its benchmark, the MSCI EAFE Index, which returned 20.70%.
      For the first three quarters of 2004, Bank of Ireland Asset Management (U.S.) Ltd. was the Investment Sub-Adviser of the Fund. During this period, international returns were modest. An underweight to the Energy sector weighed on overall performance, as energy company shares rose along with the price of oil. The lackluster returns of Japanese stocks such as Nippon Telegraph & Telephone also eroded Fund performance. Effective October 1, 2004, Grantham, Mayo, Van Otterloo & Co. LLC (GMO) and J.P. Morgan Investment Management Inc. (J.P. Morgan) became Co-Sub-Advisers of the Fund. International equities produced strong returns in the fourth quarter of 2004.
      In the GMO portion of the Fund, Financials and Utilities were the best performing sectors, while Energy and Health Care were the worst. Southern European markets generally performed best, while Hong Kong and Singapore lagged. The portfolio was hurt by its underweight in Australia and overweights in Japan and Southeast Asia. Energy holding OMV in Austria bucked the sector’s downturn, while not holding AstraZeneca detracted from performance. The Investment Sub-Adviser believes that the potential for positive economic surprises exists in Germany and Japan.
      The J.P. Morgan portion of the Fund underperformed in continental Europe, partly due to holding the weak oil stocks ENI and Total and the employment agency Adecco, which had a poor quarter. The Fund outperformed in Japan, while in the United Kingdom, it benefited from stock selection in the Financials sector. The Investment Sub-Adviser believes that equities are most attractively valued outside the U.S., and that non-Japan Asia will have the fastest growth in 2005.
      The comments above are based on information provided by the Investment Sub-Advisers for the period indicated.

Investment Sub-Advisers	About the Fund
Grantham, Mayo, Van Otterloo & Co. LLC J.P. Morgan Investment Management Inc.	Seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

SELECT INTERNATIONAL EQUITY FUND
AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year

Select International Equity Fund	14.47%	(3.37)%	7.03%
MSCI EAFE Index	20.70%	(0.80)%	5.94%
Lipper International Core Funds Average	17.94%	(2.32)%	6.77%
Growth of a $10,000 Investment Since 1994
      The Select International Equity Fund is a portfolio of Allmerica Investment Trust.
      Special risk considerations are associated with investments in non-U.S. companies, including fluctuating foreign exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect the portfolio.
      The MSCI EAFE Index is an unmanaged index of European, Australian and Far Eastern stocks. The Lipper International Core Funds Average is a non-weighted average of funds within the international core fund category.
      Grantham, Mayo, Van Otterloo & Co. LLC and J.P. Morgan Investment Management Inc. became Co-Sub-Advisers of the Fund effective October 1, 2004. Performance prior to this date is that of a prior Sub-Adviser.
The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Management’s Discussion of Fund Performance
Core Equity Fund
      The following is excerpted from the AIT Funds’ Annual Report dated December 31, 2004 and provides an overview on the performance of the Core Equity Fund during the one year period that ended December 31, 2004.
      The Core Equity Fund returned 10.41% for 2004, underperforming its benchmark, the Russell 1000 Index, which returned 11.39%.
      In the Goldman Sachs Asset Management, L.P. portion of the Fund, the stocks of high-quality technology companies performed well. QUALCOMM, Inc., Dell, Inc., Yahoo, Inc. and eBay, Inc. all contributed positively. Consumer staples businesses such as PepsiCo, Inc., Avon Products, Inc. and Wm. Wrigley Jr. Co. were also top performers. Exposure to the Media sector was a drag on performance. Clear Channel Communications, Inc. and Viacom, Inc. were weak, as companies exposed to the radio market underperformed. A combined underweight in the Energy and Cyclicals sectors also detracted from results. The Investment Sub-Adviser believes that a moderation in economic and profit growth may make high-quality companies more attractive, and enable the Fund to outperform in 2005.
      The UBS Global Asset Management (Americas) Inc. portion of the Fund was overweight in the Financial and Health Care industries and underweight in Technology Hardware. The Fund’s substantial underweight to technology hardware contributed positively to performance, as did avoiding richly valued regional banks. The Fund’s overweight to health care negatively impacted performance, however stock selection within health care was solid, with holdings such as UnitedHealth Group and Johnson & Johnson among the largest positive contributors. Relative performance was hindered most of the year by the Fund’s underweight exposure to Energy. Late in the period this position was rewarded, as oil prices subsided. The Investment Sub-Adviser intends to continue seeking out higher quality, fundamentally sound companies that have the potential for long-term growth and competitive risk-adjusted returns.
      The comments above are based on information provided by the Investment Sub-Advisers for the period indicated.

Investment Sub-Advisers	About the Fund
Goldman Sachs Asset Management, L.P. UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital by investing in stocks that are believed to represent significant underlying value.

CORE EQUITY FUND
AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year

Core Equity Fund	10.41%	(4.09)%	9.60%
Russell 1000 Index	11.39%	(1.76)%	12.16%
Lipper Large-Cap Core Funds Average	8.59%	(2.88)%	9.72%
Growth of a $10,000 Investment Since 1994
      The Core Equity Fund is a portfolio of Allmerica Investment Trust.
      The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Lipper Large-Cap Core Funds Average is a non-weighted average of funds within the large-cap core investment objective.
      Performance prior to May 1, 2002 is that of a prior Sub-Adviser.
The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Management’s Discussion of Fund Performance
Select Growth Fund
      The following is excerpted from the AIT Funds’ Annual Report dated December 31, 2004 and provides an overview on the performance of the Select Growth Fund during the one year period that ended December 31, 2004.
      The Select Growth Fund returned 7.44% for 2004, outperforming its benchmark, the Russell 1000 Growth Index, which returned 6.30%.
      In the Jennison Associates LLC portion of the Fund, Information Technology had the most significant positive impact on total return. Internet related companies such as Google and Yahoo! performed well, as did Apple. These strong performers more than offset weakness in Semiconductors, where several holdings including Intel and Texas Instruments produced negative returns. Strong stock selection in the Health Care sector also helped relative returns, as did an underweight position in major pharmaceuticals, which performed poorly. Consumer Staples companies such as Whole Foods, Costco and Avon added to relative returns, while an underweight position in Industrials and unfavorable stock selection in Financials hurt performance. Looking ahead, the Investment Sub-Adviser believes that the rate of earnings gains may slow, but remain positive, and that inflation will remain under control.
      GE Asset Management Inc. (GE) replaced Putnam Investment Management, LLC as co-sub-adviser of the Fund effective April 30, 2004. In the GE portion of the Fund, the sectors driving outperformance for the year included Health Care, Consumer Staples, and Financials. United Health, Lincare, Johnson & Johnson and Dentsply aided performance, and the sole consumer staples holding, Gillette, outperformed its sector return. Financials sector companies SLM Corp. and American Express also performed well. The Information Technology and Industrials sectors were the primary negative contributors for the year. Information Technology concerns Intel, Cisco and Intuit were among the weaker performers, while the sole Industrials holding, Dover, trailed the sector return. The Investment Sub-Adviser feels that the Fund remains well positioned for good relative performance in this environment.
      The comments above are based on information provided by the Investment Sub-Advisers for the period indicated.

Investment Sub-Advisers	About the Fund
GE Asset Management Inc. Jennison Associates LLC	Seeks long-term growth of capital by investing in companies believed to have long-term growth potential.

SELECT GROWTH FUND
AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year

Select Growth Fund	7.44%	(9.47)%	8.10%
Russell 1000 Growth Index	6.30%	(9.29)%	9.59%
Lipper Large-Cap Growth Funds Average	8.04%	(7.58)%	9.25%
Growth of a $10,000 Investment Since 1994
      The Select Growth Fund is a portfolio of Allmerica Investment Trust.
      The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Funds Average is a non-weighted average of funds within the large-cap growth investment objective.
      GE Asset Management Inc. became a Co-Sub-Adviser of the fund effective April 30, 2004. Jennison Associates LLC became a Co-Sub-Adviser of the Fund effective April 18, 2003. Performance prior to these dates is that of prior Sub-Advisers.
The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Management’s Discussion of Fund Performance
Select Capital Appreciation Fund
      The following is excerpted from the AIT Funds’ Annual Report dated December 31, 2004 and provides an overview on the performance of the Select Capital Fund during the one year period that ended December 31, 2004.
      The Select Capital Appreciation Fund returned 18.62% for 2004, underperforming its benchmark, the Russell Midcap Index, which returned 20.23%.
      After beginning the year on a strong note, stocks struggled to make headway as economic growth moderated amid rising short-term interest rates and surging energy costs. Mid-cap shares outperformed their larger counterparts, and value stocks outperformed growth. The Technology, Industrials and Business Services and Energy sectors aided relative performance. The Fund’s technology holdings were good performers, driven by strong performances in communications and electronic equipment companies and in the Fund’s software holdings. An underweight in Semiconductors benefited relative performance. Positions in McAfee and Veritas drove results in Software. Within communications equipment, Harris and Research In Motion were the best relative contributors. Employment Services, Logistics, Machinery and traditional Industrial stocks benefited relative results. Detractors from relative performance included the Health Care, Consumer Discretionary, and Financials sectors. Weak stock selection in Health Care Services and Biotechnology, and the Fund’s positioning in generic pharmaceuticals, weighed on relative results. The Consumer Discretionary sector turned in a solid performance over the period, but questions about the sustainability of consumer spending hampered retailers. Leisure Equipment, Hotels, and Specialty Retailers were the Fund’s best performers in the sector, though an underweight in Household Durables and Restaurants caused the sector to be a relative detractor. The Fund’s holdings in Consumer Finance and Capital Markets detracted most from relative performance.
      The Investment Sub-Adviser feels that growth stocks are attractively valued compared to historical averages and that the Fund is well-positioned for the current environment. Going forward, the Investment Sub-Adviser believes that companies with consistent earnings and cash flow growth may be rewarded.
      The comments above are based on information provided by the Investment Sub-Adviser for the period indicated.

Investment Sub-Adviser	About the Fund
T. Rowe Price Associates, Inc.	Seeks long-term growth of capital by investing primarily in mid-cap growth stocks selling at reasonable prices.

SELECT CAPITAL APPRECIATION FUND
AVERAGE ANNUAL TOTAL RETURNS

			Life of
	1 Year	5 Year	Fund

Select Capital Appreciation Fund	18.62%	6.53%	13.47%
Russell Midcap Index	20.23%	7.60%	13.66%
Lipper Mid-Cap Growth Funds Average	14.75%	(3.04)%	9.50%
Growth of a $10,000 Investment Since 1995
      The Select Capital Appreciation Fund is a portfolio of Allmerica Investment Trust.
      The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Growth Funds Average is a non-weighted average of funds within the mid-cap growth investment objective.
      Performance prior to 4/1/98 is that of a prior Sub-Adviser.
The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Management’s Discussion of Fund Performance
Equity Index Fund
      The following is excerpted from the AIT Funds’ Annual Report dated December 31, 2004 and provides an overview on the performance of the Equity Index Fund during the one year period that ended December 31, 2004.
      The Equity Index Fund returned 10.32% for 2004, underperforming its benchmark, the S&P 500® Index, which returned 10.87%.
      The U.S. stock markets showed little growth for the first ten months of the year, but after the elections in November, equities rebounded, finishing the year strongly. Among the sectors that outperformed within the S&P 500® Index were Internet Retail, Oil and Gas Refining, and Home Construction. Despite five increases in the federal funds rate in 2004, long-term interest rates declined, resulting in low mortgage rates, strong housing demand and increased home construction activity. Oil and gas refiners, the beneficiaries of escalating oil prices, provided solid equity returns. Established internet retail companies like ebay and Amazon benefited from increased consumer confidence in on-line shopping. Among the 2004 underperformers were the Semiconductor, Automotive, and Health Care sectors. The Semiconductor sector was hurt by declining orders and deteriorating fundamentals. The Big Three automobile companies saw declining sales and market share, which resulted in double-digit negative returns. Profitability of health care companies suffered due to a combination of bad debt, high supply costs, and a high national uninsured rate.
      The Investment Sub-Adviser sees indications that the economy will continue to grow in 2005. An accommodative interest rate environment, modest inflation, strong productivity growth and an improving job market may continue to drive the expansion. Obstacles to growth include additional short-term interest rate hikes by the Federal Reserve Board and a slowing housing market. The depreciating U.S. dollar and the large budget deficit may also hinder economic growth. However, as long as corporate profit growth continues, the Investment Sub-Adviser sees modest stock price gains in 2005.
      The comments above are based on information provided by the Investment Sub-Adviser for the period indicated.

Investment Sub-Adviser	About the Fund
Opus Investment Management, Inc.	Seeks to replicate the return of the S&P 500® Index.

EQUITY INDEX FUND
AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year

Equity Index Fund	10.32%	(2.57)%	11.58%
S&P 500® Index	10.87%	(2.30)%	12.07%
Lipper S&P 500 Index Objective Funds Average	10.35%	(2.64)%	11.69%
Growth of a $10,000 Investment Since 1994
      The Equity Index Fund is a portfolio of Allmerica Investment Trust.
      The S&P 500® Index is an unmanaged index of 500 leading stocks. S&P 500® Index is a registered trademark of The McGraw-Hill Companies, Inc. The Lipper S&P 500 Index Objective Funds Average is a non-weighted average of funds within the S&P 500® Index investment objective.
The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Management’s Discussion of Fund Performance
Select Value Opportunity Fund
      The following is excerpted from the AIT Funds’ Annual Report dated December 31, 2004 and provides an overview on the performance of the Select Value Opportunity Fund during the one year period that ended December 31, 2004.
      The Select Value Opportunity Fund returned 19.35% for 2004, underperforming its benchmark, the Russell 2500 Value Index, which returned 21.57%.
      Major contributors to performance during the year included Brascan Corporation, a manager of commercial real estate, Methanex Corporation, the leading producer of methanol, benefiting from strong worldwide demand, Lyondell Chemical, a petrochemical producer with expanding margins, Royal Caribbean Cruises, which benefited from improved consumer confidence and industry consolidation and Sierra Health Services, the dominant managed care company in Las Vegas. The top detractors included Conexant Systems, a fabless semiconductor company with deterioration in earnings power, Entercom Communications, an operator of radio stations and radio/broadcast advertising where business improvement was slower than expected, American Italian Pasta Company, whose sales volume was impacted by the greater than expected acceptance of low carbohydrate diets, CSK Auto Corporation, a retailer of automotive parts and accessories and A. O. Smith Corporation, a manufacturer of electric motors and water heaters pressured by higher raw material costs.
      The Investment Sub-Adviser believes that the outlook for 2005 is reasonably balanced. The prospect of higher interest rates and a new level for oil prices may have a dampening effect on the economy as the year progresses, but the trade and budget deficits show signs of modest improvement and concerns over higher interest rates may diminish. As companies continue to build substantial liquidity positions, 2005 could become a notable year for capital redeployment via mergers and acquisitions, spin offs, large stock buybacks and meaningful dividend increases. The Investment Sub-Adviser believes that those management teams that are most thoughtful in the execution of these processes will provide the most rewarding returns to shareholders.
      The comments above are based on information provided by the Investment Sub-Adviser for the period indicated.

Investment Sub-Adviser	About the Fund
Cramer Rosenthal McGlynn, LLC	Seeks long-term growth of capital by investing primarily in small and mid-sized companies believed to be undervalued.

SELECT VALUE OPPORTUNITY FUND
AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year

Select Value Opportunity Fund	19.35%	15.23%	14.38%
Russell 2500 Value Index	21.57%	16.04%	16.02%
Lipper Mid-Cap Value Funds Average	19.03%	13.17%	13.84%
Growth of a $10,000 Investment Since 1994
      The Select Value Opportunity Fund is a portfolio of Allmerica Investment Trust.
      The Russell 2500 Value Index is a capitalization weighted index measuring the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid-Cap Value Funds Average is a non-weighted average of mid-cap value funds.
      Performance prior to 1/1/97 is that of a prior Sub-Adviser.
The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Management’s Discussion of Fund Performance
Government Bond Fund
      The following is excerpted from the AIT Funds’ Annual Report dated December 31, 2004 and provides an overview on the performance of the Government Bond Fund during the one year period that ended December 31, 2004.
      The Government Bond Fund returned 2.12% for 2004, underperforming its benchmark, the Lehman Brothers Intermediate Government Bond Index, which returned 2.31%.
      The bond market absorbed a great deal of bad news in 2004, yet displayed an amazing resilience. Intermediate and long-term interest rates ended the year lower than where they started, despite the Federal Reserve Board raising the target federal funds rate five times and the current account and budget deficits spiraling to record highs. For most of the year, the Fund was positioned in anticipation of a flatter yield curve. In other words, the Fund was positioned conservatively against a rise in short and intermediate-term interest rates. As the yield curve flattened in 2004, the barbell strategy in place helped the Fund’s performance. This positioning against a flatter yield curve helped offset some of the underperformance from positioning the portfolio against a general rise in interest rates — a rise which only materialized in shorter maturities in 2004. The favorable behavior of spread products, in particular mortgage-backed securities, added to returns. In addition, the excess return provided by agency securities was beneficial to performance.
      The Investment Sub-Adviser believes that the economy may slow somewhat in 2005. When coupled with a forecast for slightly higher inflation and a continuation of tighter monetary policy, the outlook for the fixed income market is not terribly constructive. The Investment Sub-Adviser believes that investments in spread product such as agency securities, asset-backed securities, and mortgage-backed securities may help the Fund’s performance going forward. Maintaining a slightly shorter duration relative to the Fund’s benchmark may also aid results if the Federal Reserve Board tightening cycle continues.
      The comments above are based on information provided by the Investment Sub-Adviser for the period indicated.

Investment Sub-Adviser	About the Fund
Opus Investment Management, Inc.	Seeks high income, capital preservation and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its Agencies.

GOVERNMENT BOND FUND
AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year

Government Bond Fund	2.12%	6.08%	6.15%
Lehman Brothers Intermediate Government Bond Index	2.31%	6.56%	6.75%
Lipper General U.S. Government Funds Average	3.92%	7.02%	6.88%
Growth of a $10,000 Investment Since 1994
      The Government Bond Fund is a portfolio of Allmerica Investment Trust.
      The Fund is neither insured nor guaranteed by the U.S. Government.
      The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of U.S. Government and Agency bonds with remaining maturities of one to ten years. The Lipper General U.S. Government Funds Average is the non-weighted average performance of funds investing in general U.S. Government securities.
The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Management’s Discussion of Fund Performance
Select Investment Grade Income Fund
      The following is excerpted from the AIT Funds’ Annual Report dated December 31, 2004 and provides an overview on the performance of the Select Investment Grade Income Fund during the one year period that ended December 31, 2004.
      The Select Investment Grade Income Fund returned 3.98% for 2004, underperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 4.34%.
      The bond market absorbed a great deal of bad news during the year, yet displayed an amazing resilience, as intermediate and long-term interest rates ended the year lower than where they started. Spread products, namely corporate bonds and mortgage-backed securities, were major contributors to Fund performance in 2004. The Fund had about a 50% overweight in the Corporate Bond sector and approximately 10% underweight in the Mortgage-Backed Securities sector, relative to the benchmark. Based on the belief that the market was rich and that rates would increase, the Investment Sub-Adviser remained cautious on mortgage-backed securities throughout the year, constraining Fund performance. The Fund maintained an overweight to BBB-rated securities, the top performers in the Corporate sector, as improved fundamentals, investor demand for yield and a stabilization in downgrades pushed lower-rated securities ahead of higher-rated securities. The Fund continued to have an overweight to the Energy sector and cyclical companies, which performed well throughout the year.
      The Investment Sub-Adviser’s outlook for the economy in 2005 is for somewhat slower growth than that achieved in 2004 and for a fixed income market that is not terribly constructive. The risks to the markets appear formidable, with the threat of a currency crisis among the most worrisome, followed by the possibility of a large spike in inflation. Geopolitical risk, although still high, may be somewhat less of a factor going forward. The Investment Sub-Adviser remains committed to finding value for clients in all market settings, but also believes in setting realistic expectations.
      The comments above are based on information provided by the Investment Sub-Adviser for the period indicated.

Investment Sub-Adviser	About the Fund
Opus Investment Management, Inc.	Seeks to generate a high level of total return which includes income and capital appreciation.

SELECT INVESTMENT GRADE INCOME FUND
AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year

Select Investment Grade Income Fund	3.98%	6.70%	7.04%
Lehman Brothers Aggregate Bond Index	4.34%	7.71%	7.72%
Lipper Intermediate Investment Grade Debt Funds Average	4.22%	7.03%	7.31%
Growth of a $10,000 Investment Since 1994
      The Select Investment Grade Income Fund is a portfolio of Allmerica Investment Trust.
      The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed-rate debt issues with an investment grade rating, at least one year to maturity and an outstanding par value of at least $25 million. The Lipper Intermediate Investment Grade Debt Funds Average tracks the performance of funds investing in intermediate-term corporate and government debt securities.
The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Management’s Discussion of Fund Performance
Goldman Sachs International Equity Fund
      The following is excerpted from the GSVIT Funds’ Annual Report dated December 31, 2004 and provides an overview on the performance of the Goldman Sachs International Equity Fund during the one year period ended December 31, 2004.
Market Overview
      U.S. investors in international equity markets were rewarded with strong returns in 2004 given the weakening dollar and significant returns in Asia (excluding Japan). The performance of international sectors diverged dramatically over the past year. Higher risk areas, especially the Information Technology sector, performed poorly as interest rates rose and corporate earnings growth moderated. However, Information Technology was one of the strongest performing sectors at the end of 2004. The Healthcare sector demonstrated significant weakness in the latter part of 2004. This was due to increased regulatory risk and the threat of generic drugs to pharmaceutical companies.
      In contrast, the Energy sector dramatically outperformed the market over the fiscal year. This was a result of the significant rise in the price of oil in 2004. The international equity markets gained momentum in November and December of 2004, on the back of a drop in energy prices from their record high levels and a clear victor in the U.S. Presidential election.
Investment Objective
      The Fund seeks long-term capital appreciation.
Portfolio Composition
Top 10 Portfolio Holdings as of December 31, 2004*

			% of Net
Company	Country	Business	Assets

Vodafone Group PLC	United Kingdom	Telecommunication Services	5.1%
Nestle SA	Switzerland	Food, Beverage & Tobacco	3.6
Total Fina Elf SA Class B	France	Energy	3.5
GlaxoSmithKline PLC	United Kingdom	Pharmaceuticals & Biotechnology	3.4
Novartis AG	Switzerland	Pharmaceuticals & Biotechnology	3.2
Zurich Financial Services AG	Switzerland	Insurance	3.0
Banco Bilbao Vizcaya Argentaria SA	Spain	Banks	3.0
WPP Group PLC	United Kingdom	Media	3.0
LVMH Moet Hennessy Louis Vuitton SA	France	Consumer Durables & Apparel	2.9
Hyundai Motor Co. GDR	South Korea	Automobiles & Components	2.6

*	Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Performance Review
      Over the one-year period that ended December 31, 2004, the Fund generated a cumulative total return of 13.48%. Over the same time period, the Fund’s benchmark, the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (unhedged with dividends reinvested), generated a cumulative total return of 20.70%.
      In 2004, we saw a continued trend where larger, higher quality companies that weathered the difficult markets of 2001 and 2002 did not participate in the market rally of 2003 and 2004 as much as their more cyclical, smaller, highly leveraged peers. Our stock selection process, which has a bias towards high quality companies that should outperform over the market cycle, was therefore a leading contributor to the Fund’s underperformance. In addition, the Fund’s underweight to the strong performing Energy sector hurt results.
      On the stock specific level, Yukos, Russia’s largest oil company, was the largest detractor from performance during the reporting period. We originally established a position in Yukos due to its attractive valuation and strong production growth prospects. We believed that Yukos possessed extensive reserves and had an excellent growth profile. These qualities made it a more attractive investment than a number of the major western oil companies that had been suffering from declining reserves, poor reserve replacement ratios, and rising production costs. Unfortunately, the Russian government’s ongoing attempts to extract large tax penalties from the company caused the position to detract meaningfully from performance. As part of this campaign, the Russian authorities froze Yukos’ assets, making it difficult for the company to settle this liability. In November of 2004, the already weak shares of Yukos traded down significantly after the company received additional tax claims totaling $9 billion. This brought Yukos’ total tax liability to $14 billion, a value greater than the approximate market value of the company. In light of this news, we accelerated our liquidation process and the stock is no longer held in the portfolio.
      Another stock that hurt results was Nokia Corp., the world’s largest mobile telephone manufacturer. The competitive environment for Nokia products has become more intense. Nokia’s ability to execute its business strategy also deteriorated, resulting in lower margins and a reduced ability to sustain its historically high margins relative to the industry. We eliminated the position in the third quarter of 2004 as we believed the company’s earnings power had been impaired relative to its historical achievements and that its fair value was below the then current market price.
      Conversely, Esprit Holdings Ltd., a Hong Kong-based clothing manufacturer, outperformed the market as it announced better-than-expected earnings for the duration of the year. Esprit demonstrated robust growth in the German market and began to show signs later in the year of penetration in the U.S.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
Performance Summary
December 31, 2004
      The following graph shows the value as of December 31, 2004, of a $10,000 investment made on January 12, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index (“MSCI EAFE Index”) (unhedged) (with dividends reinvested), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects Fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Performance also would have been reduced had expense limitations not been in effect. In addition to the investment adviser’s decisions regarding issuer/ industry/ country investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a Fund.
International Equity Fund’s Lifetime Performance
Growth of a $10,000 investment, Distributions Reinvested from January 12, 1998 to December 31, 2004.

Average Annual Total Return Through December 31, 2004	Since Inception	Five Years	One Year

International Equity Fund (commenced January 12, 1998)	4.30%	-3.25%	13.48%

Management’s Discussion of Fund Performance
Goldman Sachs CORE U.S. Equity Fund
      The following is excerpted from the GSVIT Funds’ Annual Report dated December 31, 2004 and provides an overview on the performance of the Goldman Sachs CORE U.S. Equity Fund during the one year period ended December 31, 2004.
Market Review
      For the one-year reporting period ended December 31, 2004, the Standard & Poor’s 500 Index (the “Index”) returned 10.88%, driven by strong returns towards the end of the year. Within the Index, the Energy (+31.6%) and Utilities (+24.7%) sectors experienced the largest absolute gains, while the top-weighted Financials sector (+10.9%) contributed most (weight times performance) for the period. Value stocks outperformed their growth counterparts by a large margin in 2004, with the Russell 1000 Value Index returning 16.49% versus the Russell 1000 Growth Index return of 6.30%. Small-cap stocks also significantly outperformed large-cap stocks as the Russell 2000 Index and Russell 1000 Index returned 18.33% and 11.40%, respectively. This was largely due to small-cap Financials and Energy stocks outpacing their larger counterparts.
Investment Objective
      The Fund seeks long-term capital growth and dividend income.
Portfolio Composition
Top 10 Portfolio Holdings as of December 31, 2004*

		% of Net
Company	Business	Assets

Microsoft Corp.	Software	3.6%
Bank of America Corp.	Banks	3.2
Pfizer, Inc.	Pharmaceuticals	3.2
Johnson & Johnson	Pharmaceuticals	3.2
International Business Machines Corp.	Computers & Peripherals	3.0
JPMorgan Chase & Co.	Diversified Financials	2.8
Verizon Communications, Inc.	Diversified Telecommunication Services	2.6
eBay, Inc.	Internet & Catalog Retail	2.3
Viacom, Inc. Class B	Media	2.1
QUALCOMM, Inc.	Communications Equipment	2.0

*	Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Performance Review
      Over the one-year period that ended December 31, 2004, the Fund generated a cumulative total return of 14.94%. Over the same time period, the Fund’s benchmark, the Standard & Poor’s 500 Index (with dividends reinvested) generated a cumulative total return of 10.88%. Over the fiscal year, the Fund’s outperformance versus its benchmark was due to solid returns from the CORE themes, a disciplined approach to security analysis, and rigorous risk management.
      Of the CORE themes, Valuation and Earnings Quality were the biggest positive contributors to relative returns, as inexpensive companies with cash-based sources of earnings outperformed their industry counterparts. Momentum, Analyst Sentiment, and Profitability also added value, while Management Impact was only slightly positive. To learn more about the CORE investment philosophy and themes, please refer to the Fund’s prospectus.
      Stock selection was positive in eight of the 10 sectors contained in the S&P 500 Index, and was particularly strong in the Financials, Consumer Staples, and Information Technology sectors. Only holdings in the Industrials and Consumer Discretionary sectors lagged their peers in the benchmark for the period.
      In managing the CORE products, we do not make size or sector bets. We hope to add value versus the Fund’s Index through individual stock selection. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks about which fundamental research analysts are becoming more positive and companies with strong profit margins, sustainable earnings, and that use their capital to enhance shareholder value. These factors are not highly correlated to each other, which diversifies the Fund’s sources of returns.

GOLDMAN SACHS CORE U.S. EQUITY FUND
Performance Summary
December 31, 2004
      The following graph shows the value as of December 31, 2004, of a $10,000 investment made on February 13, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark, the Standard and Poor’s 500 Index (with dividends reinvested) (“S&P 500 Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects Fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Performance also would have been reduced had expense limitations not been in effect. In addition to the investment adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a Fund.
CORE U.S. Equity Fund’s Lifetime Performance
Growth of a $10,000 Investment, Distributions Reinvested from February 13, 1998 to December 31, 2004.

Average Annual Total Return Through December 31, 2004	Since Inception	Five Years	One Year

CORE U.S. Equity Fund (commenced February 13, 1998)	4.11%	-1.54%	14.94%

Management’s Discussion of Fund Performance
Goldman Sachs Capital Growth Fund
      The following is excerpted from the GSVIT Funds’ Annual Report dated December 31, 2004 and provides an overview on the performance of the Goldman Sachs Capital Growth Fund during the one year period ended December 31, 2004.
Market Review
      Following strong U.S. equity market performance in 2003, the major indices traded in a relatively narrow range until the end of October 2004 when the markets rallied sharply. A major catalyst for the appreciation was the removal of uncertainty surrounding the presidential election. Oil prices were a focal point throughout the year. Although it was volatile, the price of oil ultimately retreated from its record highs and provided a stimulus to the markets late in the year. The U.S. dollar’s weakness captured headlines, as it continued to trade at or near record lows versus the euro. Leading the markets this year were economically sensitive and commodity-based businesses. As such, the strongest performing sectors were Energy, Utilities, and Cyclicals.
Investment Objective
      The Fund seeks long-term growth of capital.
Portfolio Composition
Top 10 Portfolio Holdings as of December 31, 2004*

		% of Net
Company	Business	Assets

Microsoft Corp.	Computer Software	4.4%
QUALCOMM, Inc.	Semiconductors/Semiconductor Capital Equipment	3.6
Dell, Inc.	Computer Hardware	3.3
PepsiCo, Inc.	Beverages	3.3
Fannie Mae	Financials	3.3
Pfizer, Inc.	Drugs & Medicine	3.2
The McGraw-Hill Cos., Inc.	Commercial Services	3.1
Wal-Mart Stores, Inc.	Retailing	3.1
Viacom, Inc. Class B	Movies & Entertainment	2.9
Freddie Mac	Financials	2.7

*	Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Performance Review
      Over the one-year period that ended December 31, 2004, the Fund generated a cumulative total return of 9.09%. Over the same time period, the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested) generated a cumulative total return of 6.30%.
      The stocks of certain Technology companies in the portfolio generally performed well during the fiscal year. Contributors to performance included QUALCOMM, Inc., Dell, Inc., Microsoft Corp., Yahoo!, Inc., and eBay, Inc. The portfolio’s Consumer Staples holdings, PepsiCo, Inc., Avon Products, Inc., and Wm. Wrigley Jr. Co. were also top contributors to performance. After sustaining a difficult 2003, the portfolio’s consumer businesses were up sharply in 2004. While investors focused primarily on more-speculative companies in 2003, consumer businesses lagged due to the rotation away from their area of the market. During this period, we maintained our conviction in these consumer businesses and added to the portfolio’s positions on attractive valuations.
      The portfolio’s exposure to the Media sector detracted from performance during the year. Clear Channel Communications, Inc. and Viacom, Inc. were disappointments, as companies exposed to the radio market underperformed. Local radio continued to perform reasonably well, growing revenues by a low single-digit rate over the year. In fact, local radio revenues were flat or up every month in 2004. However, national radio struggled as automotive, retailers, and telecommunications companies spent less money in 2004 in comparison to 2003. This was partially due to structural issues, such as poor automotive sales, but also due to economic reasons, as national advertising tends to be more cyclical.

GOLDMAN SACHS CAPITAL GROWTH FUND
Performance Summary
December 31, 2004
      The following graph shows the value as of December 31, 2004, of a $10,000 investment made on April 30, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects Fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Performance also would have been reduced had expense limitations not been in effect. In addition to the investment adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a Fund.
Capital Growth Fund’s Lifetime Performance
Growth of a $10,000 investment, Distributions Reinvested from April 30, 1998 to December 31, 2004.

Average Annual Total Return Through December 31, 2004	Since Inception	Five Years	One Year

Capital Growth Fund (commenced April 30, 1998)	2.24%	-4.26%	9.09%

Management’s Discussion of Fund Performance
Goldman Sachs Mid Cap Value
      The following is excerpted from the GSVIT Funds’ Annual Report dated December 31, 2004 and provides an overview on the performance of the Goldman Sachs Mid Cap Value Fund during the one year period ended December 31, 2004.
Market Review
      For the first time since 1999, the broad U.S. equity markets posted positive returns in consecutive years. With the overhang of the U.S. Presidential election finally removed, much of the market’s gains for 2004 came in the fourth quarter of the year. Throughout the reporting period, industry headlines centered on oil prices and high profile investigations conducted by New York Attorney General Eliot Spitzer and other law enforcement and regulatory agencies. On the economic front, improving trends further bolstered investor sentiment, as job growth appeared to gain traction, while inflation remained at a moderate rate.
Investment Objective
      The Fund seeks long-term capital appreciation.
Portfolio Composition
Top 10 Portfolio Holdings as of December 31, 2004*

		% of Net
Company	Business	Assets

iStar Financial, Inc.	REITS	2.9%
PPL Corp.	Electrical Utilities	2.9
Abercrombie & Fitch Co.	Retail Apparel	2.7
The Williams Companies, Inc.	Diversified Energy	2.4
Regions Financial Corp.	Regional Banks	2.2
Lennar Corp.	Construction	2.2
EOG Resources, Inc.	Energy Resources	2.1
Activision, Inc.	Computer Software	2.1
AGL Resources, Inc.	Gas Utilities	2.0
M&T Bank Corp.	Regional Banks	1.9

*	Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Performance Review
      Over the one-year period that ended December 31, 2004, the Fund generated a cumulative total return of 25.88%. Over the same time period, the Fund’s benchmark, the Russell Midcap Value Index (with dividends reinvested) generated a cumulative total return of 23.71%. Stock selection was strongest in the Healthcare, Financial, and Industrial sectors, while investments in Utilities, Services, and REITs generated more modest gains.
      Top contributors to performance included Abercrombie & Fitch Co. in Consumer Cyclicals, Activision, Inc. in Technology, and The Williams Companies, Inc. in Energy. Abercrombie & Fitch benefited from changes in its merchandising strategies earlier in the year. Activision, a video game maker/ marketer, increased its earnings outlook for 2005 and reported better-than-expected holiday sales. Williams Companies, the one-time troubled natural gas firm, announced further progress in its debt-reduction efforts and increased its dividend for the first time in two years. The dividend increase and its magnitude, from one cent to five cents, signaled to investors the near completion of its multi-year restructuring program.
      One of the Fund’s largest detractors from performance was Ditech Communications Corp. The telecom equipment supplier reported earnings that fell short of high revenue expectations due to an order disruption in Asia and soft demand in North America. The company’s management, which we consider conservative, also guided revenue forecasts to more achievable levels. We continue to hold Ditech Communications, and even added to the Fund’s position in the fourth quarter of 2004.

GOLDMAN SACHS MID CAP VALUE
Performance Summary
December 31, 2004
      The following graph shows the value as of December 31, 2004, of a $10,000 investment made on May 1, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark, the Russell Mid Cap Value Index (with dividends reinvested), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects Fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Performance also would have been reduced had expense limitations not been in effect. In addition to the investment adviser’s decisions regarding issuer/industry/country investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a Fund.
Mid Cap Value Fund’s Lifetime Performance
Growth of a $10,000 investment, Distributions Reinvested from May 1, 1998 to December 31, 2004.

Average Annual Total Return Through December 31, 2004	Since Inception	Five Years	One Year

Mid Cap Value Fund (commenced May 1, 1998)	10.41%	17.72%	25.88%

Financial Highlights
AIT Funds — Financial Highlights
      The following financial highlights tables are intended to help you understand each AIT Fund’s financial performance for the past five years. Some of the information reflects financial information for a single AIT Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the AIT Fund (assuming reinvestment of all dividends and distributions). Total return reflects AIT Fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the AIT Fund as an investment option for any contract or policy. If total return reflected all of those fees and expenses, total return would be reduced. Except as stated below, the information has been audited by PricewaterhouseCoopers LLP, AIT’s independent registered public accounting firm. Their report along with each AIT Fund’s financial statements, are included in the annual report, which is available upon request without charge.
      Selected data for a share of beneficial interest outstanding throughout each period.

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FINANCIAL HIGHLIGHTS
Allmerica Investment Trust
For a Share Outstanding Throughout Each Period

	Income from Investment Operations				Less Distributions

			Net Realized			Distributions		Net
	Net Asset	Net	and		Dividends	from Net		Increase
	Value	Investment	Unrealized	Total from	from Net	Realized		(Decrease)
	Beginning	Income	Gain (Loss)	Investment	Investment	Capital	Total	in Net
Year Ended December 31,	of Period	(Loss)(2)	on Investments	Operations	Income	Gains	Distributions	Asset Value

Select Capital Appreciation Fund(6)
2005(d)	$2.286	$(0.007)	$0.044	$0.037	$—	$—	$—	$0.037
2004	2.125	(0.015)	0.373	0.358	—	(0.197)	(0.197)	0.161
2003	1.521	(0.015)	0.619	0.604	—	—	—	0.604
2002	1.940	(0.014)	(0.405)	(0.419)	—	—	—	(0.419)
2001	2.122	(0.010)	(0.019)	(0.029)	—	(0.153)	(0.153)	(0.182)
2000	2.053	(0.008)	0.147	0.139	—	(0.070)	(0.070)	0.069
Select Value Opportunity Fund(6)
2005(d)	$2.270	$0.009	$(0.013)	$(0.004)	$—	$—	$—	$(0.004)
2004	2.050	0.001	0.365	0.366	(0.001)	(0.145)	(0.146)	0.220
2003	1.487	0.002	0.568	0.570	(0.002)	(0.005)	(0.007)	0.563
2002	1.975	0.002	(0.315)	(0.313)	(0.011)	(0.164)	(0.175)	(0.488)
2001	1.958	0.012	0.225	0.237	(0.012)	(0.208)	(0.220)	0.017
2000	1.521	0.012	0.446	0.458	(0.006)	(0.015)	(0.021)	0.437
Select International Equity Fund(1)(6)
2005(d)	$1.251	$0.018	$(0.024)	$(0.006)	$—	$—	$—	$(0.006)
2004	1.108	0.019	0.139	0.158	(0.015)	—	(0.015)	0.143
2003	0.874	0.015	0.226	0.241	(0.007)	—	(0.007)	0.234
2002	1.113	0.013	(0.226)	(0.213)	(0.017)	(0.009)	(0.026)	(0.239)
2001	1.781	0.018	(0.385)	(0.367)	(0.024)	(0.277)	(0.301)	(0.668)
2000	2.031	0.013	(0.191)	(0.178)	(0.009)	(0.063)	(0.072)	(0.250)
Select Growth Fund(1)(6)
2005(d)	$1.545	$— (5)	$(0.022)	$(0.022)	$—	$—	$—	$(0.022)
2004	1.438	0.003 (3)	0.104	0.107	—	—	—	0.107
2003	1.139	(0.001)	0.301	0.300	(0.001)	—	(0.001)	0.299
2002	1.576	0.001	(0.436)	(0.435)	(0.002)	—	(0.002)	(0.437)
2001	2.214	0.002	(0.545)	(0.543)	—	(0.095)	(0.095)	(0.638)
2000	3.049	(0.001)	(0.489)	(0.490)	—	(0.345)	(0.345)	(0.835)
Core Equity Fund(1)(6)
2005(d)	$1.713	$0.007	$(0.019)	$(0.012)	$(0.006)	$—	$(0.006)	$(0.018)
2004	1.568	0.017 (3)	0.145	0.162	(0.017)	—	(0.017)	0.145
2003	1.239	0.012	0.329	0.341	(0.012)	—	(0.012)	0.329
2002	1.633	0.011 (4)	(0.393)	(0.382)	(0.012)	—	(0.012)	(0.394)
2001	2.689	0.016	(0.439)	(0.423)	(0.015)	(0.618)	(0.633)	(1.056)
2000	3.310	0.016	(0.295)	(0.279)	(0.017)	(0.325)	(0.342)	(0.621)

*	Annualized.
**	Not Annualized.
(a)	Including reimbursements, waivers, and reductions.
(b)	Excluding reductions. Certain Portfolios have entered varying arrangements with brokers who reduced a portion of the Portfolio’s expenses.
(c)	Excluding reimbursements, waivers, and reductions.
(d)	For the six months ended June 30, 2005 (Unaudited).
(1)	The Select International Equity Fund changed sub-advisors and added a second sub-advisor on October 1, 2004. The Select Growth Fund added a second sub-adviser on April 18, 2003 and replaced the first sub-adviser on April 30, 2004. The Core Equity Fund changed sub-advisers and added a second sub-adviser on May 1, 2002.
(2)	Net investment income (loss) per share before reimbursements and waivers of fees by the investment advisor or reductions were $(0.016) in 2004 for Select Capital Appreciation Fund; $(0.001) in 2004, $0.001 in 2003, $0.000 in 2002, $0.011 in 2001, and $0.011 in 2000 for Select Value Opportunity Fund; $(0.002) in 2003, $0.000 in 2002, $0.001 in 2001, and $(0.002) in 2000 for Select Growth Fund; and $0.014 in 2001 and $0.015 in 2000 for Core Equity Fund.
(3)	Investment income per share reflects a special dividend which amounted to $0.006 and $0.004 for Select Growth Fund and Core Equity Fund, respectively.
(4)	Computed using average shares outstanding throughout the period.
(5)	Net investment loss is less than $0.0005.
(6)	Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change.

	Ratios/Supplemental Data

				Ratios To Average Net Assets

Net Asset
Value			Net Assets	Net	Operating Expenses			Management Fee
End of	Total		End of	Investment						Portfolio
Period	Return		Period (000’s)	Income (Loss)	(a)	(b)	(c)	Gross	Net	Turnover Rate

$2.323	1.62	%**	$271,476	(0.55)%*	1.15%*	1.15%*	1.15%*	0.93%*	0.93%*	12%**
2.286	18.62%		299,355	(0.70)%	1.14%	1.15%	1.15%	0.92%	0.92%	38%
2.125	39.71%		296,204	(0.70)%	1.11%	1.13%	1.13%	0.92%	0.92%	46%
1.521	(21.60)%		287,593	(0.70)%	1.05%	1.06%	1.06%	0.90%	0.90%	41%
1.940	(1.14)%		435,864	(0.51)%	0.93%	0.94%	0.94%	0.88%	0.88%	44%
2.122	6.81%		510,483	(0.38)%	0.93%	0.94%	0.94%	0.87%	0.87%	53%
$2.266	(0.18	)%**	$307,565	0.78%*	1.10%*	1.10%*	1.10%*	0.89%*	0.89%*	44%**
2.270	19.35%		345,750	0.02%	1.04%	1.10%	1.10%	0.88%	0.88%	99%
2.050	38.43%		380,801	0.07%	1.03%	1.09%	1.09%	0.88%	0.88%	117%
1.487	(16.32)%		351,831	0.12%	0.96%	1.03%	1.03%	0.87%	0.87%	94%
1.975	12.70%		440,335	0.63%	0.87%	0.92%	0.92%	0.87%	0.87%	97%
1.958	30.40%		397,541	0.71%	0.87%	0.94%	0.94%	0.88%	0.88%	22%
$1.245	(0.48	)%**	$290,266	2.44%*	1.27%*	1.27%*	1.27%*	0.92%*	0.92%*	11%**
1.251	14.47%		333,494	1.33%	1.21%	1.22%	1.22%	0.92%	0.92%	84%
1.108	27.77%		380,653	1.46%	1.18%	1.19%	1.19%	0.92%	0.92%	28%
0.874	(19.37)%		335,890	1.17%	1.13%	1.14%	1.14%	0.91%	0.91%	14%
1.113	(21.43)%		460,006	0.97%	0.99%	1.01%	1.01%	0.89%	0.89%	26%
1.781	(9.03)%		679,128	0.77%	0.98%	0.99%	0.99%	0.88%	0.88%	24%
$1.523	(1.42	)%**	$458,200	(0.06)%*	1.01%*	1.01%*	1.05%*	0.83%*	0.79%*	21%**
1.545	7.44%		528,558	0.21%	1.00%	1.02%	1.05%	0.82%	0.79%	95%
1.438	26.30%		625,729	(0.08)%	1.03%	1.07%	1.07%	0.81%	0.81%	75%
1.139	(27.60)%		375,959	0.05%	0.95%	1.01%	1.01%	0.82%	0.82%	125%
1.576	(24.71)%		660,893	0.12%	0.78%	0.85%	0.85%	0.79%	0.79%	91%
2.214	(17.79)%		1,040,237	(0.05)%	0.80%	0.81%	0.81%	0.76%	0.76%	79%
$1.695	(0.68	)%**	$296,207	0.79%*	0.82%*	0.82%*	0.82%*	0.59%*	0.59%*	20%**
1.713	10.41%		337,127	1.02%	0.79%	0.81%	0.81%	0.58%	0.58%	37%
1.568	27.67%		400,017	0.88%	0.78%	0.80%	0.80%	0.58%	0.58%	27%
1.239	(23.45)%		401,888	0.78%	0.70%	0.74%	0.74%	0.57%	0.57%	115%
1.633	(16.90)%		673,753	0.75%	0.58%	0.61%	0.61%	0.55%	0.55%	134%
2.689	(9.51)%		924,904	0.51%	0.44%	0.50%	0.50%	0.45%	0.45%	190%

FINANCIAL HIGHLIGHTS
Allmerica Investment Trust
For a Share Outstanding Throughout Each Period

	Income from Investment Operations						Less Distributions(e)

				Net Realized				Distributions		Net
	Net Asset			and			Dividends	from Net		Increase
	Value	Net		Unrealized		Total from	from Net	Realized		(Decrease)
	Beginning	Investment		Gain (Loss)		Investment	Investment	Capital	Total	in Net
Year Ended December 31,	of Period	Income(2)		on Investments		Operations	Income	Gains	Distributions	Asset Value

Equity Index Fund(7)
2005(d)	$2.664	$0.018		$(0.047)		$(0.029)	$(0.017)	$—	$(0.017)	$(0.046)
2004	2.453	0.040	(6)	0.211		0.251	(0.040)	—	(0.040)	0.211
2003	1.944	0.029		0.508		0.537	(0.028)	—	(0.028)	0.509
2002	2.715	0.027		(0.616)		(0.589)	(0.028)	(0.154)	(0.182)	(0.771)
2001	3.299	0.030		(0.422)		(0.392)	(0.029)	(0.163)	(0.192)	(0.584)
2000	4.060	0.032		(0.362)		(0.330)	(0.034)	(0.397)	(0.431)	(0.761)
Select Investment Grade Income Fund(1)
2005(d)	$1.088	$0.022		$—	(5)	$0.022	$(0.026)	$—	$(0.026)	$(0.004)
2004	1.119	0.043		—		0.043	(0.059)	(0.015)	(0.074)	(0.031)
2003	1.134	0.040		(0.003	)(3)	0.037	(0.052)	—	(0.052)	(0.015)
2002	1.106	0.054		0.034		0.088	(0.060)	—	(0.060)	0.028
2001	1.086	0.064	(4)	0.021		0.085	(0.065)	—	(0.065)	0.020
2000	1.051	0.070		0.035		0.105	(0.070)	—	(0.070)	0.035
Government Bond Fund(1)
2005(d)	$1.083	$0.017		$0.002		$0.019	$(0.020)	$—	$(0.020)	$(0.001)
2004	1.104	0.030		(0.007)		0.023	(0.042)	(0.002)	(0.044)	(0.021)
2003	1.130	0.030		(0.011)		0.019	(0.045)	—	(0.045)	(0.026)
2002	1.077	0.041		0.057		0.098	(0.045)	—	(0.045)	0.053
2001	1.051	0.049	(4)	0.030		0.079	(0.053)	—	(0.053)	0.026
2000	1.011	0.058		0.040		0.098	(0.058)	—	(0.058)	0.040
Money Market Fund
2005(d)	$1.000	$0.011		$—		$0.011	$(0.011)	$—	$(0.011)	$—
2004	1.000	0.009		—		0.009	(0.009)	—	(0.009)	—
2003	1.000	0.008		—		0.008	(0.008)	— (5)	(0.008)	—
2002	1.000	0.016		—		0.016	(0.016)	—	(0.016)	—
2001	1.000	0.042		—		0.042	(0.042)	—	(0.042)	—
2000	1.000	0.062		—		0.062	(0.062)	—	(0.062)	—

*	Annualized.
**	Not Annualized.
(a)	Including reimbursements, waivers, and reductions.
(b)	Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio’s expenses.
(c)	Excluding reimbursements, waivers, and reductions.
(d)	For the six months ended June 30, 2005 (Unaudited).
(e)	Certain prior year amounts have been reclassified to conform to current year presentation.
(1)	Effective January 1, 2001 the Select Investment Grade Income Fund and Government Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and are amortizing premium and discount on debt securitites using the daily effective yield method. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share by $0.003 for Select Investment Grade Income Fund and a decrease in net investment income per share by $0.007 for Government Bond Fund, an increase in net realized and unrealized gains and losses per share by $0.003 for Select Investment Grade Income Fund and an increase in net realized and unrealized gains and losses per share by $0.007 for Government Bond Fund and a decrease in the ratio of net investment income to average net assets from 6.04% to 5.79% for Select Investment Grade Income Fund and a decrease in the ratio of net investment income to average net assets from 5.16% to 4.52% for Government Bond Fund. Per share data and ratio/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)	Net investment income (loss) per share before expense reductions was $0.028 in 2003 and $0.029 in 2001 for Equity Index Fund.
(3)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to the fluctuating market values of the investments of the Portfolio.
(4)	Computed using average shares outstanding throughout the period.
(5)	Amount is less than $.0005 or $(.0005).
(6)	Investment income per share reflects a special dividend which amounted to $0.008 per share for Equity Index Fund.
(7)	Effective January 1, 2005, brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change.

	Ratios/Supplemental Data

				Ratios To Average Net Assets

Net Asset
Value			Net Assets	Net	Operating Expenses			Management Fee
End of	Total		End of	Investment						Portfolio
Period	Return		Period (000’s)	Income	(a)	(b)	(c)	Gross	Net	Turnover Rate

$2.618	(1.07	)%**	$520,874	1.36%*	0.52%*	0.52%*	0.52%*	0.28%*	0.28%*	3%**
2.664	10.32%		595,037	1.53%	0.50%	0.52%	0.52%	0.28%	0.28%	4%
2.453	27.83%		666,455	1.37%	0.45%	0.50%	0.50%	0.28%	0.28%	23%
1.944	(22.22)%		342,683	1.16%	0.45%	0.47%	0.47%	0.28%	0.28%	10%
2.715	(12.02)%		517,315	1.02%	0.32%	0.34%	0.34%	0.28%	0.28%	21%
3.299	(9.03)%		599,266	0.87%	0.32%	0.33%	0.33%	0.27%	0.27%	9%
$1.084	2.02	%**	$367,911	3.98%*	0.64%*	0.64%*	0.64%*	0.42%*	0.42%*	44%**
1.088	3.98%		402,219	3.78%	0.64%	0.64%	0.64%	0.42%	0.42%	113%
1.119	3.31%		530,199	3.42%	0.63%	0.63%	0.63%	0.41%	0.41%	192%
1.134	8.14%		620,074	4.85%	0.58%	0.58%	0.58%	0.41%	0.41%	130%
1.106	7.94%		571,582	5.79%	0.47%	0.47%	0.47%	0.41%	0.41%	114%
1.086	10.31%		445,609	6.53%	0.49%	0.49%	0.49%	0.42%	0.42%	159%
$1.082	1.75	%**	$116,238	3.08%*	0.74%*	0.74%*	0.74%*	0.50%*	0.50%*	15%**
1.083	2.12%		128,860	3.02%	0.73%	0.73%	0.73%	0.50%	0.50%	77%
1.104	1.67%		200,158	2.82%	0.71%	0.71%	0.71%	0.50%	0.50%	55%
1.130	9.28%		291,995	3.48%	0.68%	0.68%	0.68%	0.50%	0.50%	79%
1.077	7.63%		116,514	4.52%	0.58%	0.58%	0.58%	0.50%	0.50%	190%
1.051	10.00%		78,531	5.58%	0.61%	0.61%	0.61%	0.50%	0.50%	53%
$1.000	1.08	%**	$251,228	2.16%*	0.54%*	0.54%*	0.54%*	0.32%*	0.32%*	N/A
1.000	0.91%		264,679	0.88%	0.52%	0.52%	0.52%	0.32%	0.32%	N/A
1.000	0.80%		377,155	0.82%	0.53%	0.53%	0.53%	0.30%	0.30%	N/A
1.000	1.66%		704,805	1.63%	0.45%	0.45%	0.45%	0.30%	0.30%	N/A
1.000	4.28%		604,657	4.11%	0.36%	0.36%	0.36%	0.31%	0.31%	N/A
1.000	6.40%		457,912	6.19%	0.31%	0.31%	0.31%	0.26%	0.26%	N/A

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GSVIT — Financial Highlights
      The financial highlights tables are intended to help you understand the GSVIT Fund’s financial performance for the past five years. Certain information reflects financial results for a single GSVIT Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the GSVIT Fund (assuming reinvestment of all dividends and distributions). Total return reflects GSVIT Fund level expenses but does not reflect fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the GSVIT Fund as an investment option for any contract or policy. If total return reflected all of those fees and expenses, total return would be reduced. The information has been audited by Ernst & Young LLP, whose report, along with the GSVIT Fund’s financial statements, is included in the GSVIT Fund’s annual report (available upon request).
      Selected data for a share of beneficial interest outstanding throughout each period

FINANCIAL HIGHLIGHTS
Goldman Sachs International Equity Fund
Selected Data for a Share Outstanding Throughout Each Period

	Income (Loss) from Investment Operations				Distributions to Shareholders

			Net
	Net Asset		Realized			From	From
	Value,	Net	and	Total from	From Net	Tax	Net
	Beginning	Investment	Unrealized	Investment	Investment	Return of	Realized	Total
Year	of Period	Income(a)	Gain (Loss)	Operations	Income	Capital	Gain	Distributions

For the Six Months Ended June 30, (Unaudited)
2005	$10.62	$0.09	$(0.36)	$(0.27)	$—	$—	$—	$—
For the Years Ended December 31,
2004	9.48	0.07	1.18	1.25	(0.11)	—	—	(0.11)
2003	7.25	0.04	2.53	2.57	(0.34)	—	—	(0.34)
2002	8.99	0.03	(1.68)	(1.65)	(0.09)	—	—	(0.09)
2001	11.78	0.05	(2.68)	(2.63)	(0.09)	(0.04)	(0.03)	(0.16)
2000	14.47	0.05	(1.99)	(1.94)	—	—	(0.75)	(0.75)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

							Ratios Assuming No
							Expense Reductions

		Net			Ratio of		Ratio of		Ratio of
Net Asset		Assets	Ratio of		Net Investment		Total		Net Investment
Value,		at End	Net Expenses		Income		Expenses		Income (Loss)		Portfolio
End of	Total	of Period	to Average		to Average		to Average		to Average		Turnover
Period	Return(b)	(in 000s)	Net Assets		Net Assets		Net Assets		Net Assets		Rate

$10.35	(2.63)%	$97,233	1.20	%(c)	1.73	%(c)	1.27	%(c)	1.66	%(c)	26%
10.62	13.48	108,624	1.20		0.75		1.35		0.60		63
9.48	35.49	106,792	1.37		0.49		2.60		(0.74)		49
7.25	(18.34)	13,214	1.46		0.32		2.96		(1.18)		86
8.99	(22.26)	17,773	1.35		0.47		2.05		(0.23)		76
11.78	(13.19)	29,261	1.34		0.37		1.99		(0.28)		70

FINANCIAL HIGHLIGHTS
GSVIT CORE U.S. Equity Fund
Selected Data for a Share Outstanding Throughout Each Period

	Income (Loss) from Investment Operations				Distributions to Shareholders

			Net
	Net Asset		Realized			From
	Value,	Net	and	Total from	From Net	Net
	Beginning	Investment	Unrealized	Investment	Investment	Realized	Total
Year	of Period	Income(a)	Gain (Loss)	Operations	Income	Gain	Distributions

For the Six Months Ended June 30, (Unaudited)
2005	$12.42	$0.06	$(0.39)	$(0.33)	$—	$—	$—
For the Years Ended December 31,
2004	10.92	0.14	1.49	1.63	(0.13)	—	(0.13)
2003	8.49	0.07	2.43	2.50	(0.07)	—	(0.07)
2002	10.94	0.06	(2.45)	(2.39)	(0.06)	—	(0.06)
2001	12.48	0.05	(1.54)	(1.49)	(0.05)	—	(0.05)
2000	13.98	0.11	(1.46)	(1.35)	(0.08)	(0.07)	(0.15)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

							Ratios Assuming No
							Expense Reductions

		Net			Ratio of		Ratio of		Ratio of
Net Asset		Assets	Ratio of		Net Investment		Total		Net Investment
Value,		at End	Net Expenses		Income		Expenses		Income
End of	Total	of Period	to Average		to Average		to Average		to Average		Portfolio
Period	Return(b)	(in 000s)	Net Assets		Net Assets		Net Assets		Net Assets		Turnover Rate

$12.09	(2.66)%	$633,327	0.74	%(c)	0.99	%(c)	0.77	%(c)	0.96	%(c)	56%
12.42	14.94	521,137	0.75		1.26		0.78		1.23		128
10.92	29.47	383,025	0.85		0.79		0.85		0.79		92
8.49	(21.89)	143,439	0.85		0.60		0.86		0.59		84
10.94	(11.94)	163,904	0.81		0.48		0.82		0.47		72
12.48	(9.62)	139,303	0.85		0.87		0.87		0.85		32

FINANCIAL HIGHLIGHTS
Goldman Sachs Capital Growth Fund
Selected Data for a Share Outstanding Throughout Each Period

	Income (Loss) from Investment Operations				Distributions to Shareholders

			Net
	Net Asset		Realized			From
	Value,	Net	and	Total from	From Net	Net
	Beginning	Investment	Unrealized	Investment	Investment	Realized	Total
Year	of Period	Income(a)	Gain (Loss)	Operations	Income	Gain	Distributions

For the Six Months Ended June 30, (Unaudited)
2005	$10.39	$0.01	$(0.32)	$(0.31)	$—	$—	$—
For the Years Ended December 31,
2004	9.59	0.07	0.80	0.87	(0.07)	—	(0.07)
2003	7.77	0.03	1.81	1.84	(0.02)	—	(0.02)
2002	10.28	0.01	(2.50)	(2.49)	(0.02)	—	(0.02)
2001	12.09	0.02	(1.78)	(1.76)	(0.02)	(0.03)	(0.05)
2000	14.01	0.01	(1.16)	(1.15)	(0.01)	(0.76)	(0.77)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

							Ratios Assuming No
							Expense Reductions

		Net			Ratio of		Ratio of		Ratio of
Net Asset		Assets	Ratio of		Net Investment		Total		Net Investment
Value,		at End	Net Expenses		Income		Expenses		Income
End of	Total	of Period	to Average		to Average		to Average		to Average		Portfolio
Period	Return(b)	(in 000s)	Net Assets		Net Assets		Net Assets		Net Assets		Turnover Rate

$10.08	(2.98)%	$168,820	0.90	%(c)	0.20	%(c)	0.91	%(c)	0.19	%(c)	17%
10.39	9.09	186,688	0.89		0.69		0.89		0.69		45
9.59	23.74	179,694	1.02		0.38		1.43		(0.03)		16
7.77	(24.33)	18,052	1.10		0.16		1.77		(0.51)		24
10.28	(14.46)	16,266	1.00		0.15		1.69		(0.54)		39
12.09	(7.98)	16,775	0.99		0.13		1.84		(0.72)		37

FINANCIAL HIGHLIGHTS
Goldman Sachs Mid Cap Value Fund
Selected Data for a Share Outstanding Throughout Each Period

	Income (Loss) from Investment Operations				Distributions to Shareholders

			Net
	Net Asset		Realized			From
	Value,	Net	and	Total from	From Net	Net
	Beginning	Investment	Unrealized	Investment	Investment	Realized	Total
Year	of Period	Income(a)	Gain (Loss)	Operations	Income	Gain	Distributions

For the Six Months Ended June 30, (Unaudited)
2005	$15.28	$0.08	$0.87	$0.95	$—	$—	$—
For the Years Ended December 31,
2004	13.37	0.10	3.34	3.44	(0.09)	(1.44)	(1.53)
2003	10.61	0.12	2.89	3.01	(0.11)	(0.14)	(0.25)
2002	11.29	0.14	(0.67)	(0.53)	(0.12)	(0.03)	(0.15)
2001	10.67	0.14	1.14	1.28	(0.11)	(0.55)	(0.66)
2000	8.42	0.15	2.45	2.60	(0.08)	(0.27)	(0.35)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for the periods less than one full year are not annualized.
(c)	Annualized.

							Ratios Assuming No
							Expense Reductions

					Ratio of		Ratio of		Ratio of
Net Asset		Net Assets	Ratio of		Net Investment		Total		Net Investment
Value,		at End	Net Expenses		Income		Expenses		Income
End of	Total	of Period	to Average		to Average		to Average		to Average		Portfolio
Period	Return(b)	(in 000s)	Net Assets		Net Assets		Net Assets		Net Assets		Turnover Rate

$16.23	6.22%	$1,157,317	0.88	%(c)	1.03	%(c)	0.88	%(c)	1.03	%(c)	30%
15.28	25.88	917,151	0.88		0.67		0.88		0.67		72
13.37	28.39	577,923	0.91		1.02		0.91		1.02		64
10.61	(4.69)	357,537	0.91		1.20		0.91		1.20		95
11.29	12.05	243,521	0.93		1.27		0.94		1.26		82
10.67	31.07	101,657	1.04		1.60		1.22		1.42		101

Materials Incorporated By Reference
      Information about the AIT Funds is included in the Prospectuses for the AIT Funds dated May 1, 2005, which are incorporated herein by reference.
      Information about the GSVIT Funds is included in the Prospectuses dated                     , 2005, copies of which accompany this Proxy/ Prospectus and are incorporated herein by reference.
VOTING INFORMATION
      Separate accounts of AFLIAC and FAFLIC hold all of the shares of the AIT Funds on behalf of owners of variable contracts investing in the AIT Funds. AFLIAC and FAFLIC will vote the shares of the AIT Funds at the Special Meetings in accordance with the timely instructions received from persons entitled to give voting instructions under variable contracts issued through such separate accounts.
      AFLIAC and FAFLIC will vote shares attributable to variable contracts as to which no voting instructions are received in proportion (for, against or abstain) to those for which instructions are received. AFLIAC and FAFLIC also will vote shares not attributable to variable contracts (i.e., representing accrued fees payable to AFLIAC and FAFLIC) in proportion to those for which instructions are received from variable contract owners. If a Voting Instruction Form is received that does not specify a choice, AFLIAC and FAFLIC will consider its timely receipt as an instruction to vote in favor of the proposal(s) to which it relates. Consistent with the foregoing, voting instructions to abstain and broker “non-votes” (voting instructions from brokers or other nominees indicating that they have not received instructions from the owner or other persons entitled to give voting instructions) will effectively be voted against a Reorganization. In certain circumstances, AFLIAC and FAFLIC have the right to disregard voting instructions from certain owners. AFLIAC and FAFLIC do not believe that these circumstances exist with respect to matters currently before shareholders and owners. Owners may revoke voting instructions given to AFLIAC and FAFLIC at any time prior to the Special Meetings by notifying the Secretary of AFLIAC and FAFLIC in writing.
      Each share is entitled to one vote with fractional shares voting proportionally. The shares have noncumulative voting rights. The board of trustees of AIT has fixed                     , 2005 as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meetings (the “Record Date”).
      Approval of each AIT Fund Reorganization requires the affirmative vote of the holders of the lesser of (1) more than 50% of the outstanding shares of the relevant AIT Fund or (2) 67% or more of the shares of the relevant AIT Fund present at the Special Meetings if more than 50% of the outstanding shares of the relevant AIT Fund are represented at the meeting in person or by proxy.
      The votes of the shareholders of the GSVIT Funds are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.
Share Information
      The chart below lists the number of shares of each of the AIT Funds that were outstanding as of the close of business on the Record Date:

Fund	Number of Shares Outstanding

Select International Equity Fund
Core Equity Fund
Select Growth Fund
Select Capital Appreciation Fund
Equity Index Fund
Select Value Opportunity Fund
Government Bond Fund
Select Investment Grade Income Fund
Money Market Fund

      The following table sets forth, as of the Record Date, the number of shares of each AIT Fund beneficially held by each owner known by AIT to have the right to instruct AIT as to more than 5% of the votes attributable to outstanding shares of an AIT Fund’s stock and shareholders of record known by AIT to have ownership of more than 5% of the outstanding shares of an AIT Fund’s stock:

Name and Address
Name of Fund	of Owner	Type of Ownership	Percentage of Fund

      As of the Record Date, the directors and officers of AIT, as a group beneficially owned less than 1% of the outstanding shares of each AIT Fund. The type of ownership of each entry listed is record ownership. The percentage of the Corresponding Existing GSVIT Fund that would be owned by the above named shareholders upon consummation of the Reorganizations is expected to decline. The percentage of Corresponding Shell GSVIT Funds that would be owned by the shareholders named above upon consummation of the Reorganizations is expected to remain the same.
      The following table sets forth, as of the Record Date, the number of shares of each GSVIT Fund beneficially held by each owner known by GSVIT to have the right to instruct GSVIT as to more than 5% of the votes attributable to outstanding shares of a GSVIT Fund’s stock and shareholders of record known by GSVIT to have ownership of more than 5% of the outstanding shares of a GSVIT Fund’s stock:

Name and Address
Name of Fund	of Owner	Type of Ownership	Percentage of Fund

      As of the Record Date, the directors and officers of GSVIT, as a group beneficially owned less than 1% of the outstanding shares of each GSVIT Fund. The type of ownership of each entry listed is record ownership. The percentage of the Existing GSVIT Fund that would be owned by the above named shareholders upon consummation of the Reorganizations is expected to decline.
Solicitation of Voting Instructions
      Voting instructions are being solicited by mail. Additional solicitations may be made by telephone or facsimile or by personal contact by officers or employees of AIT or its affiliates or by proxy soliciting firms retained by them. In addition, AIT may reimburse persons holding shares in their names or names of their nominees for expenses incurred in forwarding solicitation material to their shareholders. The cost of the solicitation will be borne by                     .
      Owners also may vote by telephone by calling 1-                    -                    -                    and following the instructions or by visiting AIT’s voting agent’s website https:/                    .com and following the instructions. AIT’s voting agent may use reasonable procedures (such as requiring an identification number) to verify the authenticity of voters using the telephone or website voting facilities. Your voting authentication number is found on the accompanying Voting Instruction Form.
Quorum
      The presence, in person or by proxy, of the holders of 30% of the outstanding votes of an AIT Fund eligible to be cast at the close of business on the Record Date constitutes a quorum for a Special Meeting. However, because AFLIAC and FAFLIC hold of record all the outstanding shares of each AIT Fund, all such shares will be present at the meeting.

Adjournments
      In the event that sufficient votes to approve a proposal are not received by an AIT Fund, AIT may propose one or more adjournments of the Special Meeting pertaining to that AIT Fund to permit further solicitation of voting instructions for a period or periods of not more than 90 days. Any such adjournment will require an affirmative vote by the holders of a majority of the shares voted at the Special Meetings. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the matters set forth in the Notice of the Special Meetings. They will vote against any such adjournment those proxies required to be voted against any such matters.
OTHER INFORMATION
Shareholder Proposals
      As a general matter, AIT does not hold annual meetings of shareholders unless otherwise required by the Investment Company Act. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder’s meeting should send their written proposals to the Secretary of AIT, 440 Lincoln Street, Worcester, Massachusetts 01653.
Other Business
      AIT Funds know of no business to be presented to the Special Meetings other than the matters set forth in this Proxy/ Prospectus.
Available Information
      AIT and GSVIT are each subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act and in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by AIT and GSVIT may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Room 1580, Washington, DC 20549, and at certain of its regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, New York, NY 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the Proxy/ Prospectus concerning AIT was provided by AIT and information included in the Proxy/ Prospectus concerning GSVIT was provided by GSVIT.
Legal Proceedings
      On April 2, 2004, Lois Burke, a plaintiff identifying herself as a shareholder of the Goldman Sachs Internet Tollkeeper Fund, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against Goldman Sachs, GSAM, the Trustees and Officers of the Goldman Sachs Trust (the “GS Trust”), and John Doe Defendants. In addition, certain other investment portfolios of the GS Trust were named as nominal defendants. On April 19 and May 6, 2004, additional class and derivative action lawsuits containing substantially similar allegations and requests for redress were filed in the United States District Court for the Southern District of New York. On June 29, 2004, the three complaints were consolidated into one action, In re Goldman Sachs Mutual Funds Fee Litigation,and on November 17, 2004, the plaintiffs filed consolidated amended complaint against Goldman Sachs, GSAM, GSAMI, Goldman, Sachs & Co., the Trustees and Officers or the GS Trust and GSVIT and John Doe Defendants (collectively, the “Defendants”) in the United States District Court for the Southern District of New York. Certain investment portfolios of the GS Trust and GSVIT (collectively, the “Goldman Sachs Funds”) were named as nominal defendants in the amended complaint.

      The consolidated amended complaint, which is brought on behalf of all persons or entities who held shares in the Goldman Sachs Funds between April 2, 1999 and January 9, 2004, inclusive (the “Class Period”), asserts claims involving (i) violations of the Investment Company and the Investment Advisers Act of 1940, (ii) common law breach of fiduciary duty, and (iii) unjust enrichment. The complaint alleges, among other things, that during the Class Period, the Defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Investment Company Act which were necessary to prevent such registration statements and reports from being materially false and misleading. In addition, the complaint alleges that the Goldman Sachs Funds paid excessive and improper investment advisory fees to GSAM and GSAMI. The complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that GSVIT’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. The plaintiffs in the cases are seeking compensatory damages; rescission of GSAM’s and GSAMI’s investment advisory agreements and return of fees paid; an accounting of all Goldman Sachs Funds-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees.
      In addition, on March 10, 2005 Jeanne and Don Masden filed a purported class action lawsuit in the United States District Court for the Southern District of New York against Goldman Sachs, GSAM, Goldman, Sachs & Co., the Trustees of GSVIT and John Doe Defendants (collectively the “Defendants”). The lawsuit amends a previously-filed complaint, and alleges that the Defendants breached their fiduciary duties and duties of care owned under federal and state law by failing to ensure that equity securities held by the Goldman Sachs Funds participated in class action settlements for which they were eligible. Plaintiffs seek compensatory damages, disgorgement of the fees paid to the investment advisers and punitive damages.
      Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuits will have a material adverse financial impact on the Goldman Sachs Funds is remote, and the pending actions are not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Sachs Funds.
Experts
      The audited financial statements for the AIT Funds, appearing in the AIT Funds’ 2004 Annual Report, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as set forth in their report therein and incorporated by reference into the Statement of Additional Information relating to this Proxy/ Prospectus. Such financial statements are incorporated therein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.
      The audited financial statements and related report of Ernst & Young LLP, independent registered public accounting firm for the GSVIT Funds, contained in each GSVIT Fund’s 2004 Annual Report are incorporated by reference into the Statement of Additional Information relating to this Proxy/ Prospectus. The financial statements in each GSVIT Fund’s Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

SHAREHOLDER INQUIRIES
      Shareholder inquiries may be addressed to AIT or to GSVIT in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/ Prospectus.
* * *
      Shareholders who do not expect to be present at the Special Meetings are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States. Shareholders also may vote on-line or by telephone.
      AIT will furnish, without charge, copies of its December 31, 2004 Annual Report and its June 30, 2005 Semi-Annual Report to any shareholder upon request by writing AIT at the following address: AIT Funds, 440 Lincoln Street, Worcester, MA 01653 or by telephone at 1-800-                    .

APPENDIX A
AGREEMENT AND PLAN OF REORGANIZATION
      This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of August 22, 2005 by and between Allmerica Investment Trust, a Massachusetts business trust (“AIT”), on behalf of several of its investment portfolios listed on Exhibit A hereto (each, an “AIT Fund,” and collectively, the “AIT Funds”), and the Goldman Sachs Variable Insurance Trust, a Delaware statutory trust (“GSVIT” and, together with AIT, the “Parties”), on behalf of several of its investment portfolios listed on Exhibit A hereto (each, a “GSVIT Fund,” and collectively, the “GSVIT Funds”). Allmerica Financial Corporation, a Delaware corporation (“AFC”), joins this Agreement solely for purposes of paragraphs 1.3, 2.5, 5.11, 9.2, 10.5, 10.14, 10.15 and Article VII; Allmerica Financial Investment Management Services, Inc., a Massachusetts corporation (“AFIMS”) joins this Agreement solely for purposes of paragraphs 5.1, 9.2 and 10.5. Goldman Sachs Asset Management, L.P., a New York limited partnership (“GSAM”), joins this Agreement solely for purposes of paragraphs 5.1, 5.13, 9.2, 10.5, 10.14, 10.15 and Article VII. Goldman Sachs Asset Management International, a company organized under the laws of the United Kingdom (“GSAMI”), joins this Agreement solely for purposes of paragraph 5.13. Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XI hereof.
RECITALS:
      AIT issues a separately designated series of shares of beneficial interest representing an interest in each AIT Fund. Likewise, GSVIT issues a separately designated series of shares of beneficial interest representing an interest in each GSVIT Fund.
      The Parties wish to conclude a series of business combination transactions under the terms set forth in this Agreement in which: (1) all of the Fund Assets of each AIT Fund will be transferred to the corresponding GSVIT Fund set forth on Exhibit A hereto in exchange for Service shares of the corresponding GSVIT Fund and the assumption by that GSVIT Fund of all of the corresponding AIT Fund’s Liabilities, and (2) Service shares of the GSVIT Fund will be distributed to holders of shares of the corresponding AIT Fund in complete liquidation of such AIT Fund, all upon the terms and conditions set forth in the Agreement (the “Reorganization”).
      The Parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).
      The Board of Trustees of AIT (the “AIT Board”), including a majority of trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) (“Independent Trustees”) of AIT, has determined with respect to each AIT Fund that: (1) participation in its Fund Transaction (as defined in paragraph 1.1) is in the best interests of the AIT Fund, and (2) the interests of existing shareholders of the AIT Fund will not be diluted as a result of its Fund Transaction.
      The Board of Trustees of GSVIT (the “GSVIT Board”), including a majority of Independent Trustees of GSVIT, has determined with respect to each GSVIT Fund that: (1) participation in its Fund Transaction is in the best interests of the GSVIT Fund, and (2) the interests of existing shareholders of the GSVIT Fund will not be diluted as a result of its Fund Transaction.
      NOW THEREFORE, in consideration of the mutual promises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, intending to be legally bound hereby, agree as follows:
ARTICLE I
THE REORGANIZATION AND FUND TRANSACTIONS
      1.1 The Reorganization and Fund Transactions. In accordance with Title 12 of the Delaware Code (the “Delaware Law”) and Title XXII, Chapter 182 of the General Laws of Massachusetts (the “Massachusetts Law”) and the agreement and declaration of trust and by-laws, as may be amended from time to time, of AIT, at the Effective Time (as defined below), upon the terms and subject to the conditions of this Agreement, and on the basis of the representations and warranties contained herein, AIT shall assign, deliver and otherwise transfer all of the Fund Assets of each AIT Fund, subject to all of the Liabilities of such AIT Fund, to GSVIT on behalf of the GSVIT Fund set forth opposite such AIT Fund on Exhibit A hereto (each such pair of corresponding GSVIT Funds and AIT Funds, a “Transaction Party” of the other), and GSVIT shall assume all of the Liabilities of each AIT Fund on behalf of its GSVIT Fund Transaction Party. In consideration of the foregoing, GSVIT shall at the Effective Time deliver to AIT full and fractional (to the third decimal place) Service shares of beneficial interest of each series representing an interest in a corresponding GSVIT Fund, the number of which shall be determined as set forth in paragraph 2.3 for each class and series by dividing (a) the value of the Fund Assets of the corresponding share class of its AIT Fund Transaction Party, net of such AIT Fund’s Liabilities attributable to such class (computed as of the Valuation Time (as defined below) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of the class and series representing an interest in that GSVIT Fund (computed as of the Valuation Time in the manner set forth in paragraph 2.2). (Each such transaction between an AIT Fund and its GSVIT Fund Transaction Party is hereinafter referred to as a “Fund Transaction”). At and after the Effective Time, all of the Fund Assets of each AIT Fund shall become and be the Fund Assets of its GSVIT Fund Transaction Party and all of the Liabilities of each AIT Fund shall become and be the Liabilities of and shall attach to its GSVIT Fund Transaction Party. At and after the Effective Time, the Liabilities of each AIT Fund may be enforced only against its GSVIT Fund Transaction Party to the same extent as if such Fund Liabilities had been incurred by such GSVIT Fund Transaction Party subject to any defense and/or set off that AIT or such AIT Fund was entitled to assert immediately prior to the Effective Time and further subject to any defense and/or setoff that GSVIT or a GSVIT Fund may from time to time be entitled to assert.
      1.2 AIT Fund Assets.
           (a) At least fifteen Business Days prior to the Valuation Time, AIT will provide GSVIT with a schedule of the securities and other assets and known Liabilities of each AIT Fund, and prior to the execution of this Agreement, GSVIT will provide AIT with a copy of the current investment objective, principal investment strategies, and restrictions applicable to each GSVIT Fund (including restrictions applicable to GSAM arising as a result of the investment activities of Goldman, Sachs & Co. and its affiliates for proprietary accounts and other clients). AIT reserves the right to sell any of the securities or other assets shown on the list for any AIT Fund prior to the Valuation Time but will not, without the prior approval of GSVIT, acquire any additional securities other than securities which the Fund’s Transaction Party may purchase in accordance with its stated investment objective and policies.
           (b) At least ten Business Days prior to the Valuation Time, GSVIT will advise AIT of any investments of an AIT Fund shown on the AIT Fund’s schedule which the Fund’s Transaction Party would not be permitted to hold (i) under its investment objective, principal investment strategies or investment restrictions; (ii) under applicable law; or (iii) where the transfer of any investments would result in material operational or administrative difficulties to GSVIT in connection with facilitating the orderly transition of the corresponding AIT Fund’s Assets. Under such circumstances, to the extent practicable, AIT, if requested in writing by GSVIT and, to the extent permissible and consistent with its own investment objectives and policies, will dispose of such investments prior to the Valuation Time. In addition, if it is determined that the portfolios of two Transaction Parties, when aggregated, would contain investments exceeding certain percentage limitations to which an Existing GSVIT Fund is or will be subject with respect to such investments, AIT will, if requested in writing by GSVIT and, to the extent permissible and consistent with its own investment objectives and policies, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Effective Time. Notwithstanding the foregoing, nothing herein will require an AIT Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the AIT Board or AIT’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the AIT Fund.
      1.3 Assumption of Liabilities. AIT will, to the extent permissible and consistent with its own investment objectives and policies, use its reasonable best efforts to discharge all of the known Liabilities and obligations of each AIT Fund prior to the Effective Time. GSVIT, on behalf of each GSVIT Fund, will assume all of the Liabilities of the AIT Transaction Party of such GSVIT Fund (including without limitation all obligations of each AIT Fund to indemnify its Independent Trustees against all liabilities and expenses to the extent provided by

AIT’s declaration of trust and by-laws, but excluding all such obligations with respect to the non-Independent Trustees and officers). Notwithstanding the foregoing, GSVIT and its Funds shall not assume any Liability that the Parties agree in writing. AFC, on behalf of the Independent Trustees, (a) shall make reasonable efforts to file appropriate claims under AFC’s officers and directors liability insurance policy as provided in paragraph 5.11; (b) shall provide to GSVIT reasonable evidence to show that such efforts have been made; and (c) shall provide information on the status of the processing of such claim before seeking to rely on the indemnities provided herein. Notwithstanding the foregoing, AFC’s failure to fulfill any of its obligations under Section 1.3(a), (b) and (c) shall in no way cause any suspension or termination of the obligations of GSVIT and the GSVIT Funds to indemnify and advance expenses to AIT’s Independent Trustees to the extent provided by AIT’s declaration of trust and by-laws.
      1.4 Distribution of GSVIT Shares. Immediately upon receipt, each AIT Fund will distribute Service shares representing an interest in such AIT Fund’s Transaction Party received by AIT from GSVIT pursuant to paragraph 1.1, pro-rata to the record holders of the shares of such AIT Fund determined as of the Valuation Time in complete liquidation of each such AIT Fund. Such distribution will be accomplished by an instruction, signed by an appropriate officer of AIT, to transfer the GSVIT Service Shares then credited to each AIT Fund’s account on the Books and Records of GSVIT and to open accounts on the Books and Records of GSVIT established and maintained by GSVIT’s transfer agent in the names of record holders of shares of AIT and representing the respective pro-rata number of shares of GSVIT due to such record holder. Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the GSVIT Fund Service Shares issued to such AIT Fund in accordance with paragraph 1.1 above. In addition, each record holder of an AIT Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of such AIT Fund before the Valuation Time.
      1.5 Liquidation of AIT Funds/ Dissolution and Deregistration of AIT. As soon as conveniently practicable after the distribution of GSVIT Service Shares pursuant to paragraph 1.4 has been made, AIT shall pay or make provision for payment of any Liabilities and obligations of the AIT Funds expressly not assumed by GSVIT (as agreed upon in writing by the Parties). Thereafter, if all of the Fund Transactions close, AIT shall file an application for an Order of the SEC pursuant to Section 8(f) of the 1940 Act, declaring that it has ceased to be an investment company and shall take, in accordance with Massachusetts Law and the 1940 Act and its then current declaration of trust and by-laws, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the AIT Funds, dissolution of AIT and deregistration of AIT under the 1940 Act. Any reporting obligation, including but not limited to, the filing of any Form N-SAR, N-CSR, Rule 24f-2, N-Q, N-PX, notice or federal, state or local tax returns, or other responsibility of AIT is and shall remain AIT’s responsibility until it is dissolved and deregistered.
      1.6 Transfer Taxes. Any transfer taxes payable on issuance of GSVIT Service Shares in a name other than that of the record holder of AIT shares on AIT’s books shall be paid by the Person to whom such GSVIT Service Shares are issued and transferred, as a condition of that transfer.
ARTICLE II
VALUATION
      2.1 Net Asset Value of the AIT Funds. The net asset value of each AIT Fund shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the then current prospectus and statement of additional information of its corresponding GSVIT Fund.
      2.2 Net Asset Value of the GSVIT Funds. The net asset value of each GSVIT Fund shall be the net asset value computed as of the Valuation Time, using the valuation procedures set forth in the GSVIT Fund’s then-current prospectus and statement of additional information.
      2.3 Calculation of Number of GSVIT Fund Service Shares. The number of GSVIT Fund Service shares to be issued (including fractional shares (to the third decimal place), if any) in connection with each Fund Transaction shall be determined by dividing the value of the net assets of an AIT Fund determined, as of the

Valuation Time, in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per Service share of its Transaction Party determined, as of the Valuation Time, in accordance with the valuation procedures referred to in paragraph 2.2.
      2.4 Joint Direction of Calculation. All computations of net asset value and the value of securities transferred under this Article II shall be made by Investors Bank & Trust Company (“IBTC”) and State Street Bank and Trust Company (“State Street”) under the joint direction of the following entities, in accordance with their regular practice and the requirements of the 1940 Act: (a) AFIMS, the investment adviser to the AIT Funds; and (b) GSAM, the investment adviser to the GSVIT Funds. AIT and GSVIT agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of an AIT Fund and those determined in accordance with the pricing policies and procedures of its GSVIT Fund Transaction Party.
      2.5 Net Asset Value of Money Market Fund. The net asset value of the Money Market Fund, a series of AIT (the “AIT Money Market Fund”) is based on the amortized cost procedures that have been adopted by the Board of Trustees of AIT. If, for any period from the date of this Agreement up to and including the Valuation Time, the market value per share of the AIT Money Market Fund falls below $1.0000, AIT shall adhere to its amortized cost procedures, including but not limited to, providing any required notices to the AIT Board of Trustees (a copy of which shall be simultaneously provided to the GSVIT Board of Trustees). To the extent that the AIT Money Market Fund has any realized capital losses prior to the Valuation Time, AFC will make a contribution to the AIT Money Market Fund in an amount equal to such realized capital loss, net of any realized capital gains of the AIT Money Market Fund prior to the Valuation Time, unless otherwise mutually agreed upon in writing by the authorized officers of the Parties.
      2.6 Valuation Time. The valuation time with respect to the GSVIT Funds and the AIT Funds shall be the close of regular trading on the New York Stock Exchange (“NYSE”) the business day preceding the Effective Time, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the Parties (the “Valuation Time”).
ARTICLE III
EFFECTIVE TIME AND CLOSING
      3.1 Effective Time and Closing. Subject to the terms and conditions set forth herein, each Fund Transaction shall occur prior to the opening of business on the next business day following the Valuation Time or on such other date as may be mutually agreed in writing by an authorized officer of each Party (the “Effective Time”). To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, AIT shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter. The closing of the Fund Transactions will take place at the offices of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, or at such other place as may be mutually agreed in writing by an authorized officer of each Party, at the Effective Time, or on such other date or time as may be mutually agreed in writing by an authorized officer of each Party (the “Closing”).
      3.2 Transfer and Delivery of Fund Assets. AIT shall direct IBTC, as custodian for AIT to deliver to GSVIT at the Closing a certificate of an authorized officer of AIT certifying that: (a) IBTC has delivered the Fund Assets of each AIT Fund to the corresponding GSVIT Fund at the Effective Time; and (b) all necessary taxes in connection with the delivery of such Fund Assets, including all applicable foreign, federal and state stock transfer stamps and any other stamp duty taxes, if any, have been paid or provision (as reasonably estimated) for payment has been made. At least three Business Days prior to the Effective Time, IBTC shall present for examination those Fund Assets represented by a certificate or other written instrument to those Persons at State Street, with its principal place of business at 225 Franklin Street, Boston, Massachusetts 02110, as custodian of GSVIT, who have primary responsibility for the safekeeping of the assets of the GSVIT Fund assets. At the Effective Time, AIT shall endorse and deliver, or transfer by appropriate transfer or assignment documents, such certificates and other written instruments as of the Effective Time for the account of the appropriate GSVIT Fund in proper form for transfer and in such condition as to constitute good delivery thereof in accordance with the customs of brokers. IBTC shall deliver other Fund Assets to those Persons at State Street who have primary responsibility for the safekeeping of the GSVIT Funds as of the Effective Time by book entry, in accordance with the customary practices of State Street and of each securities depository (as defined in Rule 17f-4 and Rule 17f-7 under the 1940 Act) in which such Fund Assets are held. Any cash to be transferred by an AIT Fund to a GSVIT Fund shall be delivered by wire transfer of federal funds at the Effective Time pursuant to instructions provided by GSVIT.
      3.3 GSVIT Share Records. AIT shall deliver to GSVIT at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the record holders and the number and percentage ownership (to three decimal places) of each series of outstanding AIT shares owned by each record holder as of the Valuation Time. The Secretary of GSVIT shall deliver to the Secretary of AIT at the Closing a confirmation evidencing that: (a) the appropriate number of each class and series of GSVIT shares have been credited to the account of each AIT Fund on the books of the AIT Fund’s Transaction Party pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4, and (b) the appropriate number of each class and series of GSVIT shares have been credited to the accounts of record holders of AIT shares on the books of GSVIT pursuant to paragraph 1.4.
      3.4 Postponement of Valuation Time and Effective Time. If immediately prior to the Valuation Time: (a) the NYSE or another primary trading market for portfolio securities of a GSVIT Fund or AIT Fund is closed to trading, or trading thereupon is restricted, or (b) trading or the reporting of trading on such market is disrupted so that, in the judgment of an appropriate officer of AIT or GSVIT, accurate appraisal of the value of the net assets of that GSVIT Fund or AIT Fund is impracticable, the Valuation Time and Effective Time for that Fund Transaction shall be postponed until the first Business Day after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
      4.1 Representations and Warranties of AIT. AIT, severally on behalf of each of the AIT Funds, hereby represents and warrants to GSVIT, on behalf of the GSVIT Funds, as follows which representations and warranties shall be true and correct on the date hereof:
           (a) AIT is a Massachusetts business trust duly organized and validly existing and has filed the necessary certificates and paid the necessary fees due thereon under the Laws of The Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any AIT Fund. AIT has full power under its declaration of trust and by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each AIT Fund. AIT has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on AIT.
           (b) The execution, delivery and performance of this Agreement by AIT on behalf of each AIT Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the AIT Board, and the AIT Board has approved the Fund Transactions and has resolved to recommend the applicable Fund Transactions to the shareholders of each AIT Fund and to call a special meeting of shareholders of each AIT Fund for the purpose of approving this Agreement and the Fund Transaction contemplated thereby for that Fund. Other than the approval by the requisite vote of the shareholders of the outstanding shares of each AIT Fund in accordance with the provisions of the AIT declaration of trust and by-laws, applicable Massachusetts Law and the 1940 Act, no other action on the part of AIT or its shareholders, or the shareholders of each AIT Fund, is necessary to authorize the execution, delivery and performance of this Agreement by AIT on behalf of each AIT Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by AIT on behalf of each AIT Fund, and assuming due authorization, execution and delivery by the GSVIT Funds, is a legal, valid and binding obligation of AIT, as it relates to each AIT Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).
           (c) The authorized capital of AIT consists of an unlimited number of shares of beneficial interest with no par value. The AIT shares have been duly established and represent a fractional undivided interest in one of the AIT Funds. The issued and outstanding AIT shares of each series are duly authorized, validly issued, fully paid and nonassessable (except as set forth under “Capital Stock and Other Securities” in AIT’s statement of additional information in effect on the date of this Agreement with respect to the possibility that AIT’s shareholders could be held liable for the obligations of AIT). There are no outstanding options, warrants or other rights of any kind to acquire from AIT any shares of any series or equity interests of any AIT Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is AIT committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. AIT has no share certificates outstanding.
           (d) AIT has no subsidiaries.
           (e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including AIT shareholder approval, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery or performance of this Agreement by AIT for itself and on behalf of each AIT Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of its declaration of trust or by-laws, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or an AIT Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which AIT is a party or by which it or an AIT Fund is bound, (iii) result in a breach or violation by AIT or any AIT Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory body.
           (f) (i) Prior to the execution of this Agreement, AIT has delivered to GSVIT true and complete copies of the audited statements of assets and liabilities of each of the AIT Funds as of December 31, 2004, and the related audited statements of income and changes in net assets and financial highlights for the periods then ended.
                (ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with accounting principles generally accepted in the United States, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each AIT Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.
                (iii) To the best of AIT’s knowledge, except as reflected or reserved against in the statement of assets and liabilities included in each AIT Fund’s audited financial statements as of December 31, 2004 or in the notes thereto, or as previously disclosed in writing to GSVIT, there are no liabilities against, relating to or affecting an AIT Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on AIT or its properties or assets or on any AIT Fund or such AIT Fund’s property or assets. In particular, since December 31, 2004, to the best of AIT’s knowledge and except as disclosed in writing to GSVIT or in any of the AIT Funds’ prospectuses and statement of additional information as in effect on the date of this Agreement, there has not been any change in the financial condition, properties, assets, liabilities or business of any AIT Fund that would have a Material Adverse Effect on AIT or its properties or assets or on any AIT Fund or such AIT Fund’s property or assets other than changes occurring in the ordinary course of business.
                (iv) As of the date hereof, except as previously disclosed to GSVIT in writing or as disclosed in any of the AIT Funds’ prospectuses and statement of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of AIT’s knowledge, there have been no material miscalculations of the net asset value of any AIT Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on such AIT Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
           (g) The minute books and other similar records of AIT as made available to GSVIT prior to the execution of this Agreement contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of AIT and of each AIT Fund, the AIT Board and committees of the AIT Board. The stock transfer ledgers and other similar records of AIT and of each AIT Fund as made available to GSVIT prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of AIT.
           (h) AIT and each AIT Fund have maintained, or caused to be maintained on its behalf in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
           (i) Except as set forth in writing to GSVIT, there is no Action or Proceeding pending against AIT or, to the best of AIT’s knowledge, threatened against, relating to or affecting, AIT or an AIT Fund which (A) AIT believes has a reasonable probability of success on the merits and (B) if adversely determined, would have a Material Adverse Effect on AIT or its properties or assets or any AIT Fund or such AIT Fund’s property or assets.
           (j) Except for Lehman Brothers Inc., whose fees will be paid by AFC, no agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of AIT or an AIT Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.
           (k) AIT is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect, and each AIT Fund is a separate series of AIT duly designated in accordance with the applicable provisions of AIT’s declaration of trust and by-laws and the 1940 Act;
           (l) As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each AIT Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of AIT’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. To AIT’s knowledge, there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the assets of AIT (or with respect to any assets of any AIT Fund). As of the date hereof, AIT shall have adequately provided for all tax liabilities on its books.
           (m) For each taxable year of its operation (including the taxable year ending at the Effective Time), each AIT Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. Each AIT Fund currently qualifies, and from the date of this Agreement until the Effective Time, shall not take any action inconsistent with such qualification as a regulated investment company under the Code. For all taxable years and all applicable quarters of each AIT Fund from the date of its inception, the assets of the AIT Fund have been sufficiently diversified that each segregated asset account investing all its assets in the acquiring fund was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder, and ownership of each AIT Fund is restricted to the holders described in Section 817(h)(4) of the Code and the applicable regulations thereunder.
           (n) All issued and outstanding shares of each AIT Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to GSVIT in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. AIT, and each of the AIT Funds, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.
           (o) The current prospectuses and statement of additional information of AIT, including amendments and supplements thereto, and each prospectus and statement of additional information of the AIT Funds used at all times during the past three years prior to the date of this Agreement conforms, or conformed at the time of its use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. Each AIT Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by AIT with respect to such AIT Fund.
           (p) The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/ Prospectus”) to be included in GSVIT’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to AIT and the AIT Funds, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to AIT and the AIT Funds, does not contain or will not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement and from the effective date of the Registration Statement through the Effective Time; provided, however, that AIT makes no representations or warranties as to the information contained in the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to GSVIT or the GSVIT Funds and furnished by GSVIT to AIT specifically for use in connection with the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
           (q) Except as previously disclosed in writing to GSVIT, at the Effective Time, AIT and each AIT Fund will have good and marketable title to its Fund Assets (other than any Fund Assets consisting of restricted securities, as to which no representation of marketable title is made) and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof.
           (r) AIT has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.
      4.2 Representations and Warranties of GSVIT. GSVIT, severally on behalf of each of the GSVIT Funds, hereby represents and warrants to AIT on behalf of the AIT Funds, as follows which representations and warranties shall be true and correct on the date hereof:
           (a) GSVIT is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any GSVIT Fund. GSVIT has full power under its agreement and declaration of trust and amended and restated by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each GSVIT Fund. GSVIT has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory

Body necessary to carry on its business as such business is now being carried on, except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on GSVIT.
           (b) The execution, delivery and performance of this Agreement by GSVIT on behalf of each GSVIT Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the GSVIT Board and the GSVIT Board has approved the Fund Transactions. No other action on the part of GSVIT or its shareholders, or the shareholders of each GSVIT Fund, is necessary to authorize the execution, delivery and performance of this Agreement by GSVIT on behalf of each GSVIT Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by GSVIT on behalf of each GSVIT Fund, and assuming due authorization, execution and delivery by the AIT Funds, is a legal, valid and binding obligation of GSVIT, as it relates to each GSVIT Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).
           (c) The authorized capital of GSVIT consists of an unlimited number of shares of beneficial interest, with par value of one-tenth of one cent ($0.001) per share. Each class and series of shares has been duly established and represents a fractional undivided interest in one of the GSVIT Funds. The issued and outstanding GSVIT shares of each class and series are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from GSVIT any shares of any series or equity interests of any GSVIT Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is GSVIT committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. GSVIT has no share certificates outstanding.
           (d) GSVIT has no subsidiaries.
           (e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including AIT shareholder approval, and upon the effectiveness of the Registration Statement, the execution, delivery or performance of this Agreement by GSVIT for itself and on behalf of each GSVIT Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of its agreement and declaration of trust or amended and restated by-laws, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or a GSVIT Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which GSVIT is a party or by which it or a GSVIT Fund is bound, (iii) result in a breach or violation by GSVIT or any GSVIT Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory body.
           (f) (i) Prior to the execution of this Agreement, GSVIT has delivered to AIT true and complete copies of the audited statements of assets and liabilities of each of the Existing GSVIT Funds as of December 31, 2004, and the related audited statements of income and changes in net assets and financial highlights for the periods then ended.
                (ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with accounting principles generally accepted in the United States, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each Existing GSVIT Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments;
                (iii) To the best of GSVIT’s knowledge, except as reflected or reserved against in the statement of assets and liabilities included in each Existing GSVIT Fund’s audited financial statements as of December 31, 2004, or in the notes thereto, or as previously disclosed in writing to AIT, there are no liabilities against, relating to or affecting an Existing GSVIT Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on GSVIT or its properties or assets or on any Existing GSVIT Fund or such Existing

GSVIT Fund’s property or assets. In particular, since December 31, 2004, to the best of GSVIT’s knowledge and except as disclosed in writing to AIT or in any of the Existing GSVIT Fund’s prospectuses or statements of additional information as in effect on the date of this Agreement, there has not been any change in the financial condition, properties, assets, liabilities or business of such Existing GSVIT Fund that would have a Material Adverse Effect on GSVIT or its properties or assets or on any GSVIT Fund or such GSVIT Fund’s property or assets other than changes occurring in the ordinary course of business.
                (iv) As of the date hereof, except as previously disclosed to AIT in writing or as disclosed in any of the Existing GSVIT Funds’ prospectuses and statements of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of Existing GSVIT’s knowledge, there have been no material miscalculations of the net asset value of any Existing GSVIT Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on such GSVIT Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
           (g) The minute books and other similar records of GSVIT as made available to AIT prior to the execution of this Agreement contain a true and complete record in all material respect of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of GSVIT and of each GSVIT Fund, the GSVIT Board and committees of the GSVIT Board. The stock transfer ledgers and other similar records of GSVIT and of each GSVIT Fund as made available to AIT prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of GSVIT.
           (h) GSVIT and each GSVIT Fund have maintained, or caused to be maintained on its behalf, in all material respect all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
           (i) Except as set forth in writing to AIT, there is no Action or Proceeding pending against or, to the best of GSVIT’s knowledge, threatened against, relating to or affecting, GSVIT or a GSVIT Fund which (A) GSVIT believes has a reasonable probability of success on the merits and (B) if adversely determined, would have a Material Adverse Effect on GSVIT or its properties or assets or any GSVIT Fund or such GSVIT Fund’s property or assets.
           (j) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of GSVIT or a GSVIT Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.
           (k) GSVIT is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect and each GSVIT Fund is a separate series of GSVIT duly designated in accordance with applicable provisions of GSVIT’s agreement and declaration of trust and amended and restated by-laws and the 1940 Act;
           (l) As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each GSVIT Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of GSVIT’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. To GSVIT’s knowledge, there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the assets of GSVIT (or with respect to any assets of any GSVIT Fund). As of the date hereof, GSVIT shall have adequately provided for all tax liabilities on its books.
           (m) For each taxable year of its operation, each Existing GSVIT Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. Each GSVIT Fund currently qualifies, and from the date of this Agreement until the Effective Time, shall not take any action inconsistent with such qualification as a regulated investment company under the Code. For all taxable years and all applicable quarters of each GSVIT Fund from the date of its inception, the assets of the GSVIT Fund have been sufficiently diversified that each segregated asset account investing all its assets in the acquiring fund was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder, and ownership of the Fund is restricted to the holders described in Section 817(h)(4) of the Code and the applicable regulations thereunder. Each Shell GSVIT Fund was formed for the purpose of effecting the respective Reorganization and has not engaged in any business prior to such Reorganization, does not own any assets, and has never held, directly or indirectly, any shares in its Transaction Party.
           (n) All issued and outstanding shares of each Existing GSVIT Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to AIT in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. GSVIT, and each of the GSVIT Funds, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.
           (o) The shares of each GSVIT Fund to be issued and delivered to AIT for the account of each AIT  Fund shareholder pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of a GSVIT Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.
           (p) The current prospectus and statement of additional information of each GSVIT Fund, including amendments and supplements thereto, and each prospectus and statement of additional information of the GSVIT Funds used at all times during the past three years prior to the date of this Agreement, conforms, or conformed at the time of its use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. Each GSVIT Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by GSVIT with respect such GSVIT Fund.
           (q) The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to GSVIT and the GSVIT Funds, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to GSVIT and the GSVIT Funds, does not contain or will not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement and from the effective date of the Registration Statement through the Effective Time; provided, however, that GSVIT makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to AIT or the AIT Funds and furnished by AIT to GSVIT specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
           (r) GSVIT has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

ARTICLE V
COVENANTS AND AGREEMENTS
      5.1 Conduct of Business. After the date of this Agreement and on or prior to the Effective Time, AIT and GSVIT will conduct the businesses of the AIT Funds and the GSVIT Funds, respectively, only in the ordinary course and in accordance with this Agreement and the current prospectuses and statements of additional information of AIT or GSVIT, as applicable. It is understood that such ordinary course of business shall include (a) the declaration and payment of customary dividends and distributions; (b) shareholder purchases and redemptions; and (c) the continued good faith performance by the investment adviser, sub-adviser, administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with AIT or GSVIT, as applicable, and applicable Law. In order to facilitate the transfer of Fund Assets at the Effective Time, GSAM may request in writing that AFIMS use its commercially reasonable best efforts to limit or cease portfolio trading on behalf of an AIT Fund for a period of up to three days prior to the Valuation Time, provided that, upon AFIMS’s request, GSAM will provide AFIMS written documentation reasonably sufficient to justify its request. AFIMS agrees that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the AIT Fund(s) and consistent with fulfilling its fiduciary obligations as an investment adviser. No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any mutual respect.
      5.2 Shareholders’ Meeting. AIT will call, convene and hold a meeting of shareholders of each AIT Fund as soon as practicable, in accordance with applicable Law and its declaration of trust and by-laws, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in the Proxy Statement/Prospectus, and for such other purposes as may be necessary or desirable. In the event that, for any Fund, insufficient instructions are received for shareholders to vote at a shareholder meeting, the meeting may be adjourned as permitted under AIT’s declaration of trust and by-laws and applicable Law, and as set forth in the Proxy Statement/Prospectus in order to permit further solicitation of proxy instructions.
      5.3 Proxy Statement/Prospectus and Registration Statement. AIT and GSVIT each will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to GSVIT and AIT and their respective counsel as promptly as practicable. Upon effectiveness of the Registration Statement, AIT will cause the Proxy Statement/Prospectus to be delivered to shareholders of the AIT Funds entitled to vote on this Agreement and the transactions contemplated herein in accordance with its then current declaration of trust and by-laws. Each party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of each AIT Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Party and the Parties shall cooperate in promptly preparing, filing and clearing the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. Prior to filing the Registration Statement or any amendment or supplement thereto, GSVIT will afford AIT and its Independent Trustees a reasonable opportunity to review and comment thereon, and will obtain AIT’s consent to the filing thereof (such consent will not be unreasonably withheld).
      5.4 Information. AIT and GSVIT will furnish to one another, and the other’s accountants, legal counsel and other representatives, throughout the period prior to the Effective Time, all such documents and other information concerning the AIT Funds and the GSVIT Funds, respectively, and their business and properties as may reasonably be requested by the other Party. Such cooperation shall include providing copies of reasonably requested documents and other information. Each Party shall make its employees and officers available on a mutually convenient basis to provide explanation of any documents or information provided hereunder to the extent, if any, that such Party’s employees are familiar with such documents or information.

      5.5 Notice of Material Changes. Each Party will notify the other Party of any Material Adverse Effect to such Party as soon as practicable following any event causing such a Material Adverse Effect.
      5.6 Financial Statements. At the Closing, AIT will deliver to GSVIT an unaudited statement of assets and liabilities of each AIT Fund, together with a schedule of portfolio investments as of and for the interim period ending on the Valuation Time. These financial statements will present fairly the financial position and portfolio investments of each AIT Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of any AIT Fund not disclosed in said financial statements. These financial statements shall be certified by the treasurer of AIT as, to the best of his or her knowledge, complying with the requirements of the preceding sentence. AIT also will deliver to GSVIT on or before the Effective Time, the detailed tax-basis accounting records for each security or other investment to be transferred to GSVIT hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the GSVIT Funds. Within 45 days after the Effective Time, AIT, on behalf of the Continuing AIT Funds, will deliver to GSVIT an unaudited statement of assets and liabilities, statement of operations and statement of changes in net assets for the fiscal period from January 1, 2005 to the Valuation Time along with a schedule of portfolio investments as of the Valuation Time and notes to financial statements. These financial statements will present fairly the financial positions and portfolio investments of each Continuing AIT Fund in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of any Continuing AIT Fund not disclosed in such financial statements.
      5.7 Other Necessary Action. AIT and GSVIT will each take all necessary action and use its reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.
      5.8 Dividends. Prior to the Valuation Time, each of the Select International Equity Fund, Core Equity Fund, Select Growth Fund and Select Value Opportunity Fund of AIT shall have declared and paid a dividend, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the respective AIT Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus any excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Effective Time, and all of the AIT Fund’s net capital gain, if any, recognized in all taxable periods or years ending on or before the Effective Time.
      5.9 Books and Records. Upon reasonable notice, each Party will make available to the other Party for review any Books and Records which are reasonably requested by such other Party in connection with this Reorganization.
      5.10 Issued Shares. The GSVIT Fund Service Shares to be issued and delivered to AIT for the account of each AIT Fund shareholder pursuant to this Agreement, will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of a GSVIT Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.
      5.11 Insurance. AFC shall maintain corporate officers and directors liability insurance policy insurance coverage for each of the Independent Trustees of AIT (“Insurance Coverage”) for a period of six years after the Effective Time at the same levels (i.e., the same coverage amounts and deductibles) as AFC and its affiliates maintain for their officers and directors and, in the event of any claim under such Insurance Coverage by an Independent Trustee, shall pay any deductible under such coverage. Such Insurance Coverage shall not require an Independent Trustee of AIT to seek indemnification from GSVIT prior to, or as a condition of, the making of a claim under such Insurance Coverage.
      5.12 Post-Effective Amendment to Registration Statement on Form N-1A. GSVIT shall use its reasonable best efforts in seeking to ensure that the post-effective amendment to GSVIT’s registration statement on

Form N-1A (File Nos. 333-35883/811-08361) which registers the Service Shares of the Shell GSVIT Funds and the Existing GSVIT Funds shall have become effective under the 1933 Act.
      5.13 Expenses. GSAM and GSAMI each agree that, with respect to each GSVIT Fund, it shall waive fees and/or reimburse expenses with respect to Service shares of each such GSVIT Fund for a period of 18 months following the Effective Time of the Reorganization so that the total annual fund operating expenses of Service shares of each GSVIT Fund do not exceed the following percentage of average daily net assets on an annual basis:

GSVIT International Equity Fund	1.22%
GSVIT CORE U.S. Equity Fund	0.81%
GSVIT Capital Growth Fund	1.00%
GSVIT Growth Opportunities Fund	1.14%
GSVIT Equity Index Fund	0.44%
GSVIT Mid Cap Value Fund	0.99%
GSVIT Government Income Fund	0.68%
GSVIT Core Fixed Income Fund	0.54%
GSVIT Money Market Fund	0.49%
ARTICLE VI
CONDITIONS PRECEDENT
      6.1 Conditions Precedent to Obligations of AIT. The obligation of AIT to conclude the transactions provided for herein shall be subject, at its election, to the performance by GSVIT of all of the obligations to be performed by it hereunder on or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by AIT in writing:
           (a) All representations and warranties of GSVIT, on behalf of itself and the GSVIT Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made on and as of the Effective Time; provided that GSVIT shall be given a period of 30 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.
           (b) GSVIT shall have furnished to AIT the opinion of Drinker Biddle & Reath LLP, dated as of the Effective Time, substantially to the effect that:
                (i) GSVIT is a statutory trust duly organized and validly existing in good standing under Delaware Law and has full power under its agreement and declaration of trust and amended and restated by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns;
                (ii) GSVIT is registered with the SEC under the 1940 Act as an open-end management investment company;
                (iii) GSVIT is authorized to issue an unlimited number of $0.001 par value shares of beneficial interest in 11 series; each series has been duly established in accordance with applicable provisions of GSVIT’s agreement and declaration of trust and amended and restated by-laws and the 1940 Act and is a validly existing series of GSVIT and the GSVIT shares to be issued and delivered by GSVIT pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under Delaware Law; and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;
                (iv) except as disclosed in writing to AIT, such counsel knows of no material legal proceedings pending or threatened against GSVIT;

                (v) this Agreement has been duly authorized, executed and delivered under the applicable Laws of the State of Delaware by GSVIT and, assuming due authorization, execution and delivery by AIT, constitutes a valid and legally binding obligation of GSVIT, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;
                (vi) the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;
                (vii) to the knowledge of such counsel, the Proxy Statement/Prospectus and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;
                (viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the agreement and declaration of trust or amended and restated by-laws of GSVIT or any agreement between GSVIT and its investment adviser, distributor, administrator, custodian or transfer agent known to such counsel to which GSVIT is a party or by which any properties belonging to the GSVIT Funds may be bound;
                (ix) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach or violation by GSVIT or a GSVIT Fund of any terms, conditions, or provisions of any federal securities Law or of Delaware Law; and
                (x) to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law and except such as may be required under state securities Laws.
      In rendering such opinion, Drinker Biddle & Reath LLP may rely upon certificates of officers of GSVIT and of public officials as to matters of fact.
           (c) GSVIT shall have furnished to AIT a certificate of GSVIT, signed by the principal executive officer and the principal financial officer of GSVIT, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:
                (i) the representations and warranties of GSVIT in this Agreement are true and correct in all material respects on and as of the Effective Time and GSVIT has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time;
                (ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to GSVIT’s knowledge, threatened in writing; and
                (iii) since the date of the most recent financial statements of the Existing GSVIT Funds included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of the Existing GSVIT Funds (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).
           (d) At the Valuation Time and Effective Time, except as previously disclosed to AIT in writing, and except as have been corrected as required by applicable Law, and to the best of GSVIT’s knowledge, there shall have been no material miscalculations of the net asset value of any GSVIT Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all liabilities of each share class of a GSVIT Fund which are required to be reflected in the net asset value per share of a GSVIT Fund in accordance with applicable Law will be reflected in the net asset value per share of such share class of a GSVIT Fund.
           (e) The Secretary of AIT shall have received a certificate from the Secretary of GSVIT required under Section 3.3 of this Agreement.
           (g) GSVIT shall have duly executed and delivered to AIT, on behalf of each GSVIT Fund, such assumptions of liabilities and other instruments as AIT may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of all of the Liabilities of each AIT Fund by the respective Transaction Party of such AIT Fund.
      6.2 Conditions Precedent to Obligations of GSVIT. The obligation of GSVIT to conclude the transactions provided for herein shall be subject, at its election, to the performance by AIT of all of the obligations to be performed by it hereunder on or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by GSVIT in writing:
           (a) All representations and warranties of AIT, on behalf of itself and the AIT Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made on and as of the Effective Time; provided that AIT shall be given a period of 30 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.
           (b) AIT shall have furnished to GSVIT the opinion of Ropes & Gray LLP dated as of the Effective Time, substantially to the effect that:
                (i) AIT is a validly existing voluntary association under Massachusetts Law and has full power under its declaration of trust and by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns;
                (ii) AIT is registered with the SEC under the 1940 Act as an open-end management investment company;
                (iii) all issued and outstanding AIT shares of each series as of the Effective Time are duly authorized, validly issued, and nonassessable (except that shareholders of AIT may under certain circumstances be held personally liable for its obligations).
                (iv) except as disclosed in writing to GSVIT, such counsel knows of no material legal proceedings pending or threatened against AIT;
                (v) this Agreement has been duly authorized, executed and delivered under the applicable Laws of The Commonwealth of Massachusetts by AIT and, assuming due authorization, execution and delivery by GSVIT, constitutes a valid and legally binding obligation of AIT, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;
                (vi) to the knowledge of such counsel, as of the date of its mailing, the Proxy Statement/ Prospectus (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;
                (vii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the declaration of trust or by-laws of AIT or any material agreement between AIT and its investment adviser, sub-investment advisers, distributor, administrator or custodian known to such counsel to which AIT is a party or by which any properties belonging to the AIT Funds may be bound (it being understood that Ropes & Gray LLP will express no opinion with respect to the Custodian Agreement and the Administration Services Agreement between AIT and Investors Bank & Trust Company);
                (viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach or violation by AIT or an AIT Fund of any terms, conditions, or provisions of any federal securities Law or Massachusetts Law; and
                (ix) to the knowledge of such counsel, no consent, approval, authorization or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Massachusetts Law and except such as may be required under state securities Laws.
      In rendering such opinion, Ropes & Gray LLP may rely upon certificates of officers of AIT and of public officials as to matters of fact.
           (c) AIT shall have furnished to GSVIT the certificate required by paragraph 5.6.
           (d) AIT shall have furnished to GSVIT a certificate of AIT, signed by the president and treasurer of AIT, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/ Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:
                (i) the representations and warranties of AIT in this Agreement are true and correct in all material respects on and as of the Effective Time and AIT has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and
                (ii) since the date of the most recent financial statements of the AIT Funds included in the Proxy Statement/ Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of the AIT Funds (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/ Prospectus (or any supplement thereto).
           (e) AIT shall have duly executed and delivered to GSVIT, on behalf of each AIT Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to AIT’s custodian and instructions to GSVIT’s transfer agent (“Transfer Documents”) as GSVIT may reasonably deem necessary or desirable to evidence the transfer to the respective Transaction Party of such AIT Fund all of the right, title and interest of such AIT Fund in and to the respective Fund Assets of such AIT Fund. In each case, the Fund Assets of each AIT Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.
           (f) GSVIT shall have received: (i) a certificate of an authorized signatory of IBTC, stating that the Fund Assets of each AIT Fund have been delivered, (ii) a certificate of an authorized signatory of State Street, as custodian for GSVIT, stating that the Fund Assets of each AIT Fund have been received and (iii) a certificate of an authorized signatory of AIT confirming that AIT has delivered its records containing the names and addresses of the record holders of each series of AIT shares and the number and percentage of ownership of each series of GSVIT shares owned by each such holder as of the close of business on the Valuation Date.
           (g) AIT’s agreements with each of its service contractors shall have terminated at the Valuation Time with respect to the AIT Funds, and each Party has received assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.
           (h) At the Valuation Time and Effective Time, except as previously disclosed to GSVIT in writing, and except as have been corrected as required by applicable Law, and to the best of AIT’s knowledge, there shall have been no material miscalculations of the net asset value of any AIT Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all liabilities of an AIT Fund which are required to be reflected in the net asset value per share of an AIT Fund in accordance with applicable Law will be reflected in the net asset value per share of an AIT Fund.
      6.3 Other Conditions Precedent. Unless waived in writing by the Parties with the consent of their respective boards of trustees, the consummation of each Fund Transaction is subject to the fulfillment, prior to or at the Effective Time, of each of the following conditions:
           (a) This Agreement and the transactions contemplated herein, with respect to each Fund Transaction, shall have been approved by the requisite vote of the holders of the outstanding shares of the AIT Fund that is a party to such Fund Transaction in accordance with the provisions of the AIT declaration of trust and by-laws, applicable Massachusetts Law and the 1940 Act. Notwithstanding anything herein to the contrary, neither AIT or GSVIT may waive the conditions set forth in this paragraph 6.3(a) with respect to a Fund Transaction.
           (b) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Registration Statement shall have been issued and no proceedings for that purpose shall have been pending or threatened in writing.
           (c) AIT and GSVIT shall have received an opinion from Drinker Biddle & Reath LLP (based upon certain facts, qualifications, assumptions and representations) that with respect to the Reorganization, for federal income tax purposes:

(i)	the Reorganization will constitute nine “reorganizations” within the meaning of section 368(a) of the Code, and each GSVIT Fund and AIT Fund will be a “party to a reorganization” within the meaning of section 368(b) of the Code;

(ii)	each AIT Fund will recognize no gain or loss (A) upon the transfer of its assets to the corresponding GSVIT Fund in exchange for GSVIT Fund Service Shares and the assumption of the liabilities of such AIT Fund, and (B) upon the distribution of those shares to the shareholders of the AIT Fund;

(iii)	each GSVIT Fund will recognize no gain or loss upon the receipt of the assets of the corresponding AIT Fund in exchange for shares of such GSVIT Fund and the assumption of the liabilities of such AIT Fund;

(iv)	the tax basis in the hands of each GSVIT Fund of each asset of the corresponding AIT Fund transferred to such GSVIT Fund in the Reorganization will be the same as the basis of that asset in the hands of such AIT Fund immediately before the transfer;

(v)	the holding period of each asset of each AIT Fund in the hands of the corresponding GSVIT Fund will include the period during which that asset was held by such AIT Fund;

(vi)	the shareholders of each AIT Fund will recognize no gain or loss upon their receipt of shares of the corresponding GSVIT Fund;

(vii)	the aggregate tax basis of the GSVIT Fund Service Shares received by each shareholder of the corresponding AIT Fund will equal the aggregate tax basis of the AIT Fund shares surrendered in exchange therefor;

(viii)	the holding period of GSVIT Fund Service Shares received by each AIT Fund shareholder will include the holding period of the AIT Fund shares surrendered in exchange therefor, provided that the AIT Fund shares are held by that shareholder as capital assets on the date of the exchange;

(ix)	each GSVIT Fund will succeed to and take into account the tax attributes of the corresponding AIT Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder; and

(x)	no income, gain or loss will be recognized by the contract holders as a result of the Reorganization.
           (d) At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or there are no proceedings pending that would seek to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. No suit, action or other proceeding against AIT or GSVIT or their respective officers or trustees which (A) the Parties believe has a reasonable probability of success on the merits and (B) if adversely determined, would have a Material Adverse Effect on such trust or its properties or assets or any series of the trust or such series’ property or assets shall be threatened in writing or pending before any court or other Governmental or Regulatory Body in which it will be, or it is, sought to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.
           (e) The transaction relating to the transfer by AFC of the common stock of Allmerica Financial Life Insurance and Annuity Company, a stock insurance corporation incorporated in Massachusetts, to The Goldman Sachs Group, Inc., a Delaware corporation, pursuant to the Stock Purchase Agreement between The Goldman Sachs Group, Inc. and AFC dated as of August 22, 2005 shall have closed.
           (f) The post-effective amendment to GSVIT’s registration statement on Form N-1A (File Nos. 333-35883/811-08361) which registers the Service Shares of the Shell GSVIT Funds and the Existing GSVIT Funds shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Form N-1A Registration Statement shall have been issued and no proceedings for that purpose shall have been instituted or threatened.
ARTICLE VII
EXPENSES
      AIT and GSVIT will not bear any fees, expenses or explicit brokerage commissions in connection with the transactions contemplated by this Agreement. The responsibility for payment of all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are concluded, shall be allocated between AFC and GSAM (or any Affiliate thereof) as provided in the Stock Purchase Agreement between The Goldman Sachs Group, Inc. and AFC dated as of August 22, 2005.
ARTICLE VIII
AMENDMENTS AND TERMINATION
      8.1 Amendments. The Parties may amend this Agreement in such manner as may be agreed upon, whether before or after the meetings of AIT Fund shareholders at which action upon this Agreement and the transactions contemplated hereby is to be taken; provided, however, that after the requisite approval of the shareholders of the AIT Funds has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner that would materially and adversely affect the rights of such shareholders without their further approval. Nothing in this Section 8.1 shall be construed to prohibit the Parties from amending this Agreement to change the Valuation Time or Effective Time.
      8.2 Termination. Notwithstanding anything in this Agreement to the contrary, this Agreement may be terminated at any time prior to the Effective Time:
           (a) by the mutual written consent of the Parties;
           (b) by AIT (i) following a material breach by GSVIT of any of its representations, warranties or covenants contained in this Agreement, provided that GSVIT shall have been given a period of 30 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so or (ii) if any of the conditions set forth in paragraphs 6.1 and 6.3 are not satisfied as specified in said sections on or before March 31, 2006;

           (c) by GSVIT (i) following a material breach by AIT of any of its representations, warranties or covenants contained in this Agreement, provided that AIT shall have been given a period of 30 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so or (ii) if any of the conditions set forth in paragraphs 6.2 and 6.3 are not satisfied as specified in said sections on or before March 31, 2006; and
           (d) by either Party if the Effective Time does not occur by March 31, 2006.
      If a Party terminates this Agreement in accordance with this Section 8.2, in the absence of willful default there shall be no liability for damages on the part of any Party, or the trustees or officers of such Party. In the event of willful default, all remedies at law or in equity of the Party adversely affected shall survive.
ARTICLE IX
PUBLICITY; CONFIDENTIALITY
      9.1 Publicity. Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the Parties mutually shall agree in writing, provided that nothing herein shall prevent either Party from making such public announcements as may be required by Law, in which case the Party issuing such statement or communication shall advise the other Party prior to such issuance.
      9.2 Confidentiality. (a) The Parties, GSAM, AFC and AFIMS will hold, and will cause their board members, officers, employees, representatives, agents and affiliated Persons to hold, in strict confidence, and not disclose to any other Person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other party, all confidential information obtained from the other party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to shareholders, if necessary, in connection with any approvals or consents to the transactions contemplated by this Agreement, to Governmental or Regulatory Bodies, and, where necessary, to any other Person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable Law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.
           (b) In the event of a termination of this Agreement, each Party, GSAM, AFC and AFIMS agree that it along with their Board members, employees, representative agents and affiliated Persons shall, and shall cause its Affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other Person, any and all confidential or proprietary information relating to the other party and its related parties and Affiliates, whether obtained through its due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable Law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.
ARTICLE X
MISCELLANEOUS
      10.1 Entire Agreement. This Agreement (including the schedules delivered pursuant hereto, which are a part hereof) constitutes the entire agreement of the Parties with respect to the matters covered by this Agreement. This Agreement supersedes any and all prior understandings, written or oral, between the Parties and may be amended, modified, waived, discharged or terminated only by an instrument in writing signed by an authorized executive officer of the Party against which enforcement of the amendment, modification, waiver, discharge or termination is sought.
      10.2 Notices. All notices or other communications under this Agreement shall be in writing and sufficient if delivered personally, telecopied (if confirmed) or sent via registered or certified mail, postage prepaid, return receipt requested, addressed as follows:
      If to AIT:

Allmerica Investment Trust
440 Lincoln Street
Worcester, MA 01653
Attention: John P. Kavanaugh
Telephone No: (508) 855-2151
Facsimile No: (508) 926-1514
E-mail: jkavanaugh@opusinvestment.com

Allmerica Financial Corporation
440 Lincoln Street
Worcester, MA 01653
Attention: J. Kendall Huber
Facsimile No.: (508) 926-1926

With copies (which shall not constitute notice) to:

Ropes & Gray LLP (counsel to AIT)
One International Place
Boston, Massachusetts 02110-2624
Attn: Gregory Sheehan, Esq.
Telephone No: (617) 951-7621
Facsimile No: (617) 951-7050
E-mail: gregory.sheehan@ropesgray.com

Davis Polk & Wardwell (counsel to AFC)
450 Lexington Avenue
New York, New York 10017
Attention: Leonard Kreynin
Facsimile No.: (212) 450-3800

If to GSVIT:

Goldman Sachs Variable Insurance Trust
32 Old Slip
New York, NY 10005
Attn: Peter Bonanno, Esq.
Telephone No.: (212) 357-3184
Facsimile No.: (212) 902-4140
E-mail: Peter.Bonanno@gs.com

With a copy (which shall not constitute notice) to:

Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996
Attn: Kenneth Greenberg, Esq.
Telephone No.: (215) 988-1152
Facsimile No.: (215) 988-2757
E-mail: Kenneth.Greenberg@dbr.com
      10.3 Waiver. The failure of any Party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any Party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach. Except as provided in Section 6.3, a Party may waive any condition to its obligations hereunder (such waiver to be in writing and authorized by an authorized officer of the waiving Party).
      10.4 Assignment. This Agreement shall inure to the benefit of and be binding upon the Parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any Party without the written consent of the other Party. Nothing herein express or implied, is intended to or shall confer any rights, remedies or benefits upon any Person other than the Parties hereto.
      10.5 Survival. Except as provided in the next sentence, the respective representations, warranties and covenants contained in this Agreement and in any certificates exchanged at the Effective Time as provided in Article VI hereto shall not survive the consummation of the transactions contemplated hereunder. The covenants in paragraphs 1.5, 2.5, 5.11, 5.13 and 9.2 and Article VII shall survive the consummation of the transactions contemplated hereunder.
      10.6 Headings. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
      10.7 Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same agreement.
      10.8 Governing Law. This Agreement shall be governed by and construed in accordance with the Laws of the State of Delaware, without regard to its principles of conflicts of laws.
      10.9 Further Assurances. Subject to the terms and conditions herein provided, each of the parties hereto shall use its reasonable best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable Law to consummate and make effective the Fund Transactions contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other Party hereto each of the items required under this Agreement as a condition to such Party’s obligations hereunder. In addition, AIT shall deliver or cause to be delivered to GSVIT, the Books and Records of each AIT Fund (regardless of whose possession they are in).
      10.10 Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in Persons not parties hereto (including, without limitation, any shareholder of GSVIT or AIT).
      10.11 Failure of Any Fund(s) to Consummate the Transactions. The failure of any GSVIT Fund or AIT Fund to consummate its Transaction shall not affect the consummation or validity of the Fund Transaction with respect to any other GSVIT Fund or AIT Fund, and the provisions of this Agreement shall be construed to effect this intent.
      10.12 Validity. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by Law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.
      10.13 Effect of Facsimile Signature. A facsimile signature of an authorized officer of a Party hereto on any Transfer Document shall have the same effect as if executed in the original by such officer.
      10.14 GSVIT Liability. The name “Goldman Sachs Variable Insurance Trust” is the designation of the Trustees for the time being under an Agreement and Declaration of Trust dated September 16, 1997, as amended from time to time, and all Persons dealing with GSVIT or a GSVIT Fund must look solely to the property of GSVIT or such GSVIT Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of GSVIT. No GSVIT Fund shall be liable for any claims against any other GSVIT Fund. Both Parties along with GSAM, AFC and AFIMS specifically acknowledge and agree that any liability of GSVIT under this Agreement with respect to a particular GSVIT Fund, or in connection with the transactions contemplated herein with respect to a particular GSVIT Fund, shall be discharged only out of the assets of the particular GSVIT Fund and that no other portfolio of GSVIT shall be liable with respect thereto.
      10.15 AIT Liability. The name “Allmerica Investment Trust” is the designation of the Trustees for the time being under a Declaration of Trust dated October 11, 1984, as amended May 7, 1992 and thereafter from time to time. A copy of AIT’s agreement and declaration of trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed by the Trustees as Trustees and not individually and that the obligations of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the appropriate AIT Fund. No AIT Fund shall be liable for any claims against any other AIT Fund. Both Parties along with GSAM, AFC and AFIMS specifically acknowledge and agree that any liability of AIT under this Agreement with respect to a particular AIT Fund, or in connection with the transactions contemplated herein with respect to a particular AIT Fund, shall be discharged only out of the assets of the particular AIT Fund and that no other portfolio of AIT shall be liable with respect thereto.
ARTICLE XI
DEFINITIONS
      As used in this Agreement, the following terms have the following meanings:
      “Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.
      “Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.
      “Agreement” has the meaning specified in the preamble.
      “AIT” has the meaning specified in the preamble.
      “AFC” has the meaning specified in the preamble.
      “AFIMS” has the meaning specified in the preamble.
      “AIT Board” has the meaning specified in the recitals.
      “AIT Funds” has the meaning specified in the preamble.
      “Books and Records” means AIT’s or GSVIT’s accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by AIT or GSVIT with respect to the AIT Funds or GSVIT Funds, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

      “Business Day” means a day other than Saturday, Sunday or a day on which banks located in New York City are authorized or obligated to close.
      “Closing” has the meaning specified in paragraph 3.1.
      “Code” has the meaning specified in the recitals.
      “Continuing AIT Funds” means the Equity Index Fund, Select Capital Appreciation Fund, Investment Grade Income Fund, Government Bond Fund, and Money Market Fund of AIT.
      “Delaware Law” has the meaning specified in paragraph 1.1.
      “Effective Time” has the meaning specified in paragraph 3.1.
      “Existing GSVIT Funds” means the International Equity Fund, CORE U.S. Equity Fund, Capital Growth Fund and Mid Cap Value Fund of GSVIT.
      “Fund Assets” means, except as provided in the following sentence, all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that the AIT Fund may have against AFIMS and AFC) and receivables (including dividend and interest receivable) good will and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by AIT on behalf of an AIT Fund, and any prepaid expenses shown on an AIT Fund’s books at the Effective Time, other than with respect to AIT and each AIT Fund, (a) the estimated costs of extinguishing any Liability not assumed by GSVIT or a GSVIT Fund and agreed upon in writing by the Parties; (b) cash in an amount necessary to pay dividends and distributions in paragraph 5.8, and (c) AIT’s rights under this Agreement.
      “Fund Transaction” has the meaning specified in paragraph 1.1.
      “Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.
      “GSAM” has the meaning specified in the preamble.
      “GSAMI” has the meaning specified in the preamble.
      “GSVIT” has the meaning specified in the preamble.
      “GSVIT Board” has the meaning specified in the recitals.
      “GSVIT Funds” has the meaning specified in the preamble.
      “IBTC” has the meaning specified in paragraph 2.4.
      “Independent Trustees” has the meaning specified in the recitals.
      “Insurance Coverage” has the meaning specified in paragraph 5.11.
      “Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.
      “Legal Expenses” has the meaning specified in Article VII.
      “Liabilities” means all existing and future liabilities and obligations of any nature, whether accrued, absolute, contingent or otherwise of an AIT Fund including, but not limited to, those reflected on an unaudited statement of assets and liabilities of an AIT Fund prepared by IBTC as of the Valuation Time in accordance with generally accepted accounting principles consistently applied from the prior audited reporting period and reviewed and approved by the respective treasurers of GSVIT and AIT at the Effective Time. Notwithstanding the foregoing, Liabilities shall not include any Liability not assumed by GSVIT or a GSVIT Fund as agreed upon in writing by the Parties.
      “Massachusetts Law” has the meaning specified in paragraph 1.1.

      “Material Adverse Effect” as to any Person means a material adverse effect on the business, prospects, results of operations or financial condition of such Person. For purposes of this definition, a decline in net asset value of an AIT Fund or GSVIT Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing an interest in such fund, shall not constitute a “Material Adverse Effect.”
      “NYSE” has the meaning specified in paragraph 2.6.
      “1940 Act” has the meaning specified in the recitals.
      “1933 Act” means the Securities Act of 1933, as amended.
      “1934 Act” means the Securities Exchange Act of 1934, as amended.
      “Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.
      “Parties” has the meaning specified in the preamble.
      “Person” means any individual, corporation, partnership, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.
      “Proxy Statement/ Prospectus” has the meaning specified in paragraph 4.1(p).
      “Registration Statement” has the meaning specified in paragraph 4.1(p).
      “Reorganization” has the meaning specified in the recitals.
      “Reorganization Expenses” has the meaning specified in Article VII.
      “SEC” means the U.S. Securities and Exchange Commission.
      “Shell GSVIT Funds” means the Equity Index Fund, Growth Opportunity Fund, Core Fixed Income Fund, Government Income Fund and Money Market Fund of GSVIT (all of which have nominal assets and liabilities and no operating history prior to the Reorganization).
      “State Street” has the meaning specified in paragraph 2.4.
      “Transaction Party” has the meaning specified in paragraph 1.1.
      “Transfer Documents” has the meaning specified in paragraph 6.2(e).
      “Valuation Time” has the meaning specified in paragraph 2.6.
[SIGNATURE PAGE FOLLOWS]

      IN WITNESS WHEREOF, the Parties have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

ALLMERICA INVESTMENT TRUST

By:	/s/ John P. Kavanaugh

Name: John P. Kavanaugh

Title:	President

GOLDMAN SACHS VARIABLE INSURANCE TRUST

By:	/s/ James A. Fitzpatrick

Name: James A. Fitzpatrick
Title: Vice President
Solely for purposes of Article VII, Paragraphs 1.3, 2.5, 5.11, 9.2 10.5, 10.14 and 10.15
ALLMERICA FINANCIAL
CORPORATION

By:	/s/ Edward J. Parry, III

Name:  Edward J. Parry, III

Title:	Executive Vice President and Chief Financial Officer
Solely for purposes of Article VII, Paragraphs 5.1, 5.13, 9.2, 10.5, 10.14 and 10.15
GOLDMAN SACHS ASSET
MANAGEMENT, L.P.

By:	/s/ James A. Fitzpatrick

Name:  James A. Fitzpatrick
Title:   Managing Director
Solely for purposes of Paragraphs 5.1, 9.2 and 10.5
ALLMERICA FINANCIAL INVESTMENT
MANAGEMENT SERVICES, INC.

By:	/s/ John P. Kavanaugh

Name:  John P. Kavanaugh
Title:   President
Solely for purposes of Paragraph 5.13
GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL

By:	/s/ Ted Sotir

Name:  Ted Sotir
Title:   Director

EXHIBIT A
AIT Funds and Respective Transaction Parties

AIT Funds	GSVIT Funds

Select International Equity Fund	International Equity Fund
Shares	Service Shares
Core Equity Fund	CORE U.S. Equity Fund
Shares	Service Shares
Select Growth Fund	Capital Growth Fund
Shares	Service Shares
Select Capital Appreciation Fund	Growth Opportunities Fund
Shares	Service Shares
Equity Index Fund	Equity Index Fund
Shares	Service Shares
Select Value Opportunity Fund	Mid Cap Value Fund
Shares	Service Shares
Government Bond Fund	Government Income Fund
Shares	Service Shares
Select Investment Grade Income Fund	Core Fixed Income Fund
Shares	Service Shares
Money Market Fund	Money Market Fund
Shares	Service Shares

PART B
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs International Equity Fund
Goldman Sachs CORESM U.S. Equity Fund
Goldman Sachs Capital Growth Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Equity Index Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Government Income Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Money Market Fund

Statement of Additional Information
____________, 2005

Acquisition of the Assets and Liabilities of	By and in Exchange for Service Shares of

Select International Equity Fund	Goldman Sachs International Equity Fund

Core Equity Fund	Goldman Sachs CORESM U.S. Equity Fund

Select Growth Fund	Goldman Sachs Capital Growth Fund

Select Capital Appreciation Fund	Goldman Sachs Growth Opportunities Fund

Equity Index Fund	Goldman Sachs Equity Index Fund

Select Value Opportunity Fund	Goldman Sachs Mid Cap Value Fund

Government Bond Fund	Goldman Sachs Government Income Fund

Select Investment Grade Income Fund	Goldman Sachs Core Fixed Income Fund

Money Market Fund	Goldman Sachs Money Market Fund

( collectively , the “AIT Funds”)	(collectively, the “GSVIT Funds”)

(each a series of Allmerica Investment Trust) 440 Lincoln Street Worcester, MA 01653	(each a series of the Goldman Sachs Variable Insurance Trust) 71 South Wacker Drive, Suite 500 Chicago, 60606
     This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated                     , 2005 (the “Proxy

Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the AIT Funds which is scheduled to be held on December___, 2005. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling Goldman, Sachs & Co. toll free at 800-621-2550. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Reorganization Agreement.
General Information:
     This SAI and the Proxy Statement/Prospectus are related to the proposed acquisition of all of the assets of each AIT Fund by its corresponding GSVIT Fund and the assumption by that GSVIT Fund of substantially all of the liabilities of the AIT Fund. Such assets and liabilities of each AIT Fund are proposed to be exchanged for Service Shares of the corresponding GSVIT Fund having an aggregate value equal to the net asset value of the particular AIT Fund’s Shares as of the Valuation Date. At the effective time of each reorganization, each corresponding GSVIT Fund will distribute Service Shares to each holder of the AIT Fund’s shares in an amount equal in value to the shareholder’s AIT Fund shares as of the effective time of the reorganization and each AIT Fund will completely liquidate (collectively, the “Reorganizations”).
Incorporation of Documents By Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents:
(1)	the Prospectus for the AIT Funds dated May 1, 2005 (previously filed on EDGAR, Accession No: 0001193125-05-088299) and the Supplement to the Prospectus for the AIT Funds dated May 1, 2005 (previously filed on EDGAR, Accession No: 0001193125-05-173004;

(2)	the Statement of Additional Information for the AIT Funds dated May 1, 2005 (previously filed on EDGAR, Accession No: 0001193125-05-088299);

(3)	the Prospectus for the Service Shares of the GSVIT Funds dated , 2005 (previously filed on EDGAR, Accession No: );

(4)	the Statement of Additional Information for the GSVIT Funds dated , 2005 (previously filed on EDGAR, Accession No: );

(5)	the audited financial statements and related report of the independent auditors included in the Annual Report to Shareholders of the Allmerica Investment Trust for the fiscal year ended December 31, 2004 (previously filed on EDGAR, Accession No: 0001193125-05-039704). No other parts of the Annual Report are incorporated herein by reference;

(6)	the unaudited financial statements included in the Semi-Annual Report to Shareholders of the Allmerica Investment Trust for the semi-annual period ended June 30, 2005 (previously filed on EDGAR, Accession No: 0001193125-05-177171). No other parts of the Semi-Annual Report are incorporated herein by reference;

(7)	the audited financial statements and related report of the independent registered public accounting firm included in the Annual Reports to Shareholders of shares of the Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Value Fund and Goldman Sachs International Equity Fund of the Goldman Sachs Variable Insurance Trust for the fiscal year ended December 31, 2004 (previously filed on EDGAR, Accession No.: 0000950123-05-005117). No other parts of the Annual Report are incorporated herein by reference; and

(8)	the unaudited financial statements included in the Semi-Annual Report to Shareholders of shares of the Service Shares of the Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Mid Cap Value Fund, and Goldman Sachs International Equity Fund of the Goldman Sachs Variable Insurance Trust for the year ended June 30, 2005 (previously filed on EDGAR, Accession No: 0000950123-05-010660). No other parts of the Semi-Annual Report are incorporated herein by reference.
Pro Forma Financial Statements
     Under the Reorganization Agreement, each AIT Fund will be reorganized into the GSVIT Fund listed directly opposite such Fund in the table below.

AIT Funds	GSVIT Funds
Select International Equity Fund	Goldman Sachs International Equity Fund
Core Equity Fund	Goldman Sachs CORE U.S. Equity Fund
Select Growth Fund	Goldman Sachs Capital Growth Fund
Select Capital Appreciation Fund	Goldman Sachs Growth Opportunities Fund
Equity Index Fund	Goldman Sachs Equity Index Fund
Select Value Opportunity Fund	Goldman Sachs Mid Cap Value Fund
Government Bond Fund	Goldman Sachs Government Income Fund
Select Investment Grade Income Fund	Goldman Sachs Core Fixed Income Fund
Money Market Fund	Goldman Sachs Money Market Fund
Shown below are unaudited pro forma financial statements for the combined GSVIT Funds, assuming each Reorganization, as more fully described in the combined Proxy Statement/Prospectus dated                     , 2005 had been consummated as of June 30, 2005. The Pro Forma Combined Schedules of Investments and the Pro Forma Combined Statements of Assets and Liabilities have been adjusted to give effect to each Reorganization as if the Reorganization had occurred on June 30, 2005. The Pro Forma Combined Statements of Operations are for the twelve-months ended June 30, 2005 and have been adjusted to give effect to each Reorganization as if the Reorganization had occurred on July 1, 2004. The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition and results of operation that actually would have resulted if each Reorganization had been consummated on June 30, 2005. These pro forma numbers have been estimated in good faith, based on information contained in the Semi-Annual Reports for the fiscal period ended June 30, 2005 for shares of each AIT Fund and GSVIT Fund, with certain adjustments to reflect subsequent contractual changes that have had an impact on the level of the fees and expenses of the AIT Funds and GSVIT Funds since June 30, 2005.
Additional information regarding the performance of the AIT Funds and the GSVIT Funds is contained in “Management’s Discussion of Fund Performance” in the Proxy Statement/Prospectus.
The following unaudited pro forma combined schedules and financial statements have been derived from the schedules and financial statements of the AIT Funds and GSVIT Funds and such information has been adjusted to give effect to each Reorganization as if the Reorganization had occurred on June 30, 2005. The unaudited pro forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of each GSVIT Fund included in its Annual Report to Shareholders for the fiscal year ended December 31, 2004 and its Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2005, which are each incorporated herein by reference, and the financial statements and related notes of each AIT Fund included in its Annual Report to Shareholders for the fiscal year ended December 31, 2004 and its Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2005, which are each incorporated herein by reference. The combination of each Fund and the GSVIT Fund will be accounted for as a tax-free reorganization.
Pro forma financial information has not been prepared for the reorganization of the (1) Select Capital Appreciation Fund into the Goldman Sachs Growth Opportunities Fund, (2) Equity Index Fund into the Goldman Sachs Equity Index Fund, (3) Government Bond Fund into the Goldman Sachs Government Income Fund, (4) Select Investment Grade Income Fund into the Goldman Sachs Core Fixed Income Fund and (5)Money Market Fund into the Goldman Sachs Money Market Fund because in each of these cases, the AIT Fund is being reorganized into a newly organized GSVIT Fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization.

Pro Forma Combined Schedule of Investments for the Goldman Sachs VIT Mid Cap Value Fund and the AIT Select Value Opportunity Fund
June 30, 2005 (Unaudited)

Shares				Description	Value
GS VIT Mid Cap	AIT Select Value		Pro Forma		GS VIT Mid Cap	AIT Select Value		Pro Forma
Value Fund	Opportunity Fund	Adjustments	Combined Fund	Common Stocks — 97.4%	Value Fund	Opportunity Fund	Adjustments	Combined Fund
				Auto Manufacturers — 0.2%
—	28,100	—	28,100	Oshkosh Truck Corp.	$—	$2,199,668	$—	$2,199,668

				Auto Parts & Equipment — 0.0%
—	267,700	—	267,700	Mascotech, Inc.(b)	—	—	—	—

				Biotechnology — 1.4%
586,922	—	—	586,922	MedImmune, Inc.*	15,682,556	—	—	15,682,556
—	95,200	—	95,200	Millipore Corp.*	—	5,400,696	—	5,400,696

					15,682,556	5,400,696	—	21,083,252

				Brokers — 1.1%
158,013	—	—	158,013	The Bear Stearns Companies, Inc.	16,423,871	—	—	16,423,871

				Chemicals — 4.8%
612,386	—	—	612,386	Agrium, Inc.	12,008,889	—	—	12,008,889
—	279,700	—	279,700	Airgas, Inc.(a)	—	6,900,199	—	6,900,199
117,741	104,900	—	222,641	Carlisle Cos., Inc.(a)	8,080,565	7,199,287	—	15,279,852
—	75,000	—	75,000	Cytec Industries, Inc.	—	2,985,000	—	2,985,000
—	112,100	—	112,100	International Flavors & Fragrances, Inc.	—	4,060,262	—	4,060,262
—	146,200	—	146,200	Lyondell Chemical Co.(a)	—	3,862,604	—	3,862,604
—	256,200	—	256,200	Methanex Corp.	—	4,219,614	—	4,219,614
—	211,400	—	211,400	OM Group, Inc.*	—	5,219,466	—	5,219,466
342,440	—	—	342,440	Rohm & Haas Co.	15,868,670	—	—	15,868,670

					35,958,124	34,446,432	—	70,404,556

				Commercial Services — 0.7%
—	141,410	—	141,410	Manpower, Inc.	—	5,625,290	—	5,625,290
—	132,900	—	132,900	Valassis Communications, Inc.*	—	4,923,945	—	4,923,945

					—	10,549,235	—	10,549,235

				Computer Hardware — 4.2%
235,840	121,400	—	357,240	Amphenol Corp — Class A	9,473,693	4,876,638	—	14,350,331
222,300	—	—	222,300	Avocent Corp.*	5,810,922	—	—	5,810,922
209,416	78,400	—	287,816	CDW Corp.(a)	11,955,559	4,475,856	—	16,431,415
241,813	—	—	241,813	Ditech Communications Corp.*	1,569,366	—	—	1,569,366
20,992	—	—	20,992	Ingram Micro, Inc.*	328,735	—	—	328,735
383,690	—	—	383,690	Tech Data Corp.*	14,046,891	—	—	14,046,891
332,496	—	—	332,496	Xerox Corp.*	4,585,120	—	—	4,585,120
109,869	—	—	109,869	Zebra Technologies Corp.*	4,811,164	—	—	4,811,164

					52,581,450	9,352,494	—	61,933,944

				Computer Software — 1.5%
841,240	—	—	841,240	Activision, Inc.*	13,897,285	—	—	13,897,285
—	189,300	—	189,300	IMS Health, Inc.	—	4,688,961	—	4,688,961

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT Mid Cap	AIT Select Value		Pro Forma		GS VIT Mid Cap	AIT Select Value		Pro Forma
Value Fund	Opportunity Fund	Adjustments	Combined Fund	Common Stocks — (continued)	Value Fund	Opportunity Fund	Adjustments	Combined Fund
—	258,450	—	258,450	RSA Security, Inc.*	$—	$2,967,006	$—	$2,967,006

					13,897,285	7,655,967	—	21,553,252

				Construction — 2.0%
450,254	—	—	450,254	Lennar Corp.(a)	28,568,616	—	—	28,568,616

				Consumer Durables — 1.9%
194,486	—	—	194,486	Mohawk Industries, Inc.*	16,045,095	—	—	16,045,095
187,136	67,300	—	254,436	The Stanley Works	8,522,173	3,064,842	—	11,587,015

					24,567,268	3,064,842	—	27,632,110

				Defense/Aerospace — 3.0%
165,825	—	—	165,825	Alliant Techsystems, Inc.*	11,707,245	—	—	11,707,245
—	160,800	—	160,800	Esterline Technologies Corp.*	—	6,444,864	—	6,444,864
—	138,700	—	138,700	Goodrich Corp.	—	5,681,152	—	5,681,152
—	149,525	—	149,525	Moog, Inc., Class A*	—	4,708,542	—	4,708,542
314,985	—	—	314,985	Rockwell Collins, Inc.(a)	15,018,485	—	—	15,018,485

					26,725,730	16,834,558	—	43,560,288

				Diversified Energy — 1.9%
926,776	—	—	926,776	The Williams Companies, Inc.	17,608,744	—	—	17,608,744
291,387	—	—	291,387	Western Gas Resources, Inc.	10,169,406	—	—	10,169,406

					27,778,150	—	—	27,778,150

				Diversified Financial Services — 1.0%
—	674,900	—	674,900	E*TRADE Financial Corp.*	—	9,441,851	—	9,441,851
—	127,900	—	127,900	Nuveen Investments, Inc., Class A(a)	—	4,811,598	—	4,811,598

					—	14,253,449	—	14,253,449

				Drugs — 1.5%
237,729	—	—	237,729	Charles River Laboratories International, Inc.*	11,470,424	—	—	11,470,424
—	279,300	—	279,300	Impax Laboratories, Inc.*(a)	—	4,385,010	—	4,385,010
314,584	—	—	314,584	IVAX Corp.*	6,763,556	—	—	6,763,556

					18,233,980	4,385,010	—	22,618,990

				Electrical Utilities — 8.9%
142,049	—	—	142,049	Cinergy Corp.	6,366,636	—	—	6,366,636
162,152	—	—	162,152	CMS Energy Corp.*	2,442,009	—	—	2,442,009
286,361	—	—	286,361	Edison International	11,611,939	—	—	11,611,939
304,949	—	—	304,949	Entergy Corp.	23,038,897	—	—	23,038,897
275,997	—	—	275,997	FirstEnergy Corp.	13,278,216	—	—	13,278,216
585,008	—	—	585,008	PG&E Corp.	21,961,200	—	—	21,961,200
27,619	—	—	27,619	Pinnacle West Capital Corp.	1,227,665	—	—	1,227,665
161,721	—	—	161,721	PNM Resources, Inc.	4,659,182	—	—	4,659,182
532,855	—	—	532,855	PPL Corp.	31,640,930	—	—	31,640,930
40,914	—	—	40,914	Public Service Enterprise Group, Inc.	2,488,389	—	—	2,488,389
—	201,500	—	201,500	TransAlta Corp.(a)	—	3,356,990	—	3,356,990
221,481	—	—	221,481	Wisconsin Energy Corp.	8,637,759	—	—	8,637,759

					127,352,822	3,356,990	—	130,709,812

				Electronics — 0.2%
—	124,500	—	124,500	PerkinElmer, Inc.	—	2,353,050	—	2,353,050

				Energy Resources — 4.9%
715,621	—	—	715,621	EOG Resources, Inc.(a)	40,647,273	—	—	40,647,273
—	47,800	—	47,800	Equitable Resources, Inc.	—	3,250,400	—	3,250,400
194,832	—	—	194,832	Noble Energy, Inc.	14,739,041	—	—	14,739,041
514,297	—	—	514,297	Range Resources Corp.	13,834,589	—	—	13,834,589

					69,220,903	3,250,400	—	72,471,303

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT Mid Cap	AIT Select Value		Pro Forma		GS VIT Mid Cap	AIT Select Value		Pro Forma
Value Fund	Opportunity Fund	Adjustments	Combined Fund	Common Stocks — (continued)	Value Fund	Opportunity Fund	Adjustments	Combined Fund
				Engineering & Construction — 0.3%
—	109,900	—	109,900	URS Corp.*	$—	$4,104,765	$—	$4,104,765

				Environmental & Other Services — 1.1%
353,457	—	—	353,457	Republic Services, Inc.	12,727,987	—	—	12,727,987
—	86,100	—	86,100	Watts Industries, Inc., Class A	—	2,883,489	—	2,883,489

					12,727,987	2,883,489	—	15,611,476

				Food & Beverage — 2.0%
473,014	—	—	473,014	Archer-Daniels-Midland Co.	10,113,039	—	—	10,113,039
—	75,500	—	75,500	Ralcorp Holdings, Inc.	—	3,106,825	—	3,106,825
420,088	—	—	420,088	Smithfield Foods, Inc.*	11,455,800	—	—	11,455,800
179,827	—	—	179,827	The Pepsi Bottling Group, Inc.	5,144,850	—	—	5,144,850

					26,713,689	3,106,825	—	29,820,514

				Gas Utilities — 2.4%
675,432	—	—	675,432	AGL Resources, Inc.	26,105,447	—	—	26,105,447
74,792	—	—	74,792	Energen Corp.	2,621,459	—	—	2,621,459
—	248,500	—	248,500	Southern Union Co.*	—	6,100,675	—	6,100,675

					28,726,906	6,100,675	—	34,827,581

				Health Care-Services — 0.3%
—	145,500	—	145,500	Apria Healthcare Group, Inc.*(a)	—	5,040,120	—	5,040,120

				Health Insurance — 1.5%
568,258	—	—	568,258	Health Net, Inc.*	21,684,725	—	—	21,684,725

				Holding Companies — Diversified — 0.4%
—	171,700	—	171,700	Brascan Corp., Class A(a)	—	6,552,072	—	6,552,072

				Home Builders — 0.4%
—	197,000	—	197,000	Thor Industries, Inc.	—	6,191,710	—	6,191,710

				Home Products — 2.0%
646,863	—	—	646,863	Newell Rubbermaid, Inc.	15,421,214	—	—	15,421,214
254,890	—	—	254,890	The Clorox Co.	14,202,471	—	—	14,202,471

					29,623,685	—	—	29,623,685

				Hotel & Leisure — 2.7%
586,872	—	—	586,872	Callaway Golf Co.	9,055,435	—	—	9,055,435
149,293	—	—	149,293	Harrah’s Entertainment, Inc.	10,759,547	—	—	10,759,547
447,465	—	—	447,465	Hilton Hotels Corp.	10,672,040	—	—	10,672,040
—	265,026	—	265,026	Intercontinental Hotels Group PLC, ADR	—	3,352,579	—	3,352,579
—	110,800	—	110,800	Royal Caribbean Cruises, Ltd.(a)	—	5,358,288	—	5,358,288

					30,487,022	8,710,867	—	39,197,889

				Information Services — 0.7%
1,307,881	—	—	1,307,881	BearingPoint, Inc.*(a)	9,586,768	—	—	9,586,768

				Life Insurance — 1.6%
257,036	—	—	257,036	Torchmark Corp.(a)	13,417,279	—	—	13,417,279
—	129,900	—	129,900	Protective Life Corp.	—	5,484,378	—	5,484,378
—	98,000	—	98,000	Reinsurance Group Of America, Inc.	—	4,557,980	—	4,557,980

					13,417,279	10,042,358	—	23,459,637

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT Mid Cap	AIT Select Value		Pro Forma		GS VIT Mid Cap	AIT Select Value		Pro Forma
Value Fund	Opportunity Fund	Adjustments	Combined Fund	Common Stocks — (continued)	Value Fund	Opportunity Fund	Adjustments	Combined Fund
				Machinery — Diversified — 0.3%
—	156,400	—	156,400	UNOVA, Inc.*	$—	$4,164,932	$—	$4,164,932

				Manufacturing — Miscellaneous — 0.6%
—	167,800	—	167,800	Acuity Brands, Inc.	—	4,310,782	—	4,310,782
—	131,900	—	131,900	Briggs & Stratton Corp.(a)	—	4,566,378	—	4,566,378

					—	8,877,160	—	8,877,160

				Media — 1.3%
—	70,200	—	70,200	Knight Ridder, Inc.(a)	—	4,306,068	—	4,306,068
349,628	—	—	349,628	Lamar Advertising Co.*	14,953,590	—	—	14,953,590

					14,953,590	4,306,068	—	19,259,658

				Medical Providers — 0.5%
698,321	—	—	698,321	WebMD Corp.*	7,171,757	—	—	7,171,757

				Metal Fabricate & Hardware — 0.6%
—	140,200	—	140,200	Kaydon Corp.(a)	—	3,904,570	—	3,904,570
—	157,800	—	157,800	NCI Building Systems, Inc.*	—	5,175,840	—	5,175,840

					—	9,080,410	—	9,080,410

				Motor Vehicle — 1.3%
197,335	—	—	197,335	Autoliv, Inc.	8,643,273	—	—	8,643,273
184,616	—	—	184,616	Lear Corp.	6,716,330	—	—	6,716,330
—	118,600	—	118,600	United Auto Group, Inc.	—	3,534,280	—	3,534,280

					15,359,603	3,534,280	—	18,893,883

				Multi-Line Insurance — 0.3%
—	130,100	—	130,100	Assurant, Inc.	—	4,696,610	—	4,696,610

				Oil Refining — 0.5%
254,173	—	—	254,173	Frontier Oil Corp.	7,459,977	—	—	7,459,977

				Oil Services — 1.1%
220,927	—	—	220,927	BJ Services Co.	11,594,249	—	—	11,594,249
—	178,500	—	178,500	Pride International, Inc.*	—	4,587,450	—	4,587,450

					11,594,249	4,587,450	—	16,181,699

				Paper & Packaging — 0.8%
527,880	—	—	527,880	Packaging Corp. of America	11,111,874	—	—	11,111,874

				Parts & Equipment — 2.0%
374,224	—	—	374,224	American Standard Companies, Inc.	15,687,470	—	—	15,687,470
203,283	—	—	203,283	Cooper Industries, Ltd.	12,989,784	—	—	12,989,784

					28,677,254	—	—	28,677,254

				Pipelines — 0.5%
—	106,700	—	106,700	Questar Corp.	—	7,031,530	—	7,031,530

				Property Insurance — 6.6%
246,059	75,200	—	321,259	AMBAC Financial Group, Inc.	17,165,076	5,245,952	—	22,411,028
196,131	42,290	—	238,421	Everest Re Group, Ltd.	18,240,183	3,932,970	—	22,173,153
—	61,200	—	61,200	MBIA, Inc.(a)	—	3,629,772	—	3,629,772
233,564	—	—	233,564	PartnerRe, Ltd.	15,046,193	—	—	15,046,193
299,909	—	—	299,909	RenaissanceRe Holdings Ltd.	14,767,519	—	—	14,767,519
207,493	—	—	207,493	The PMI Group, Inc.(a)	8,088,077	—	—	8,088,077
307,164	—	—	307,164	Willis Group Holdings Ltd.	10,050,406	—	—	10,050,406

					83,357,454	12,808,694	—	96,166,148

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT Mid Cap	AIT Select Value		Pro Forma		GS VIT Mid Cap	AIT Select Value		Pro Forma
Value Fund	Opportunity Fund	Adjustments	Combined Fund	Common Stocks — (continued)	Value Fund	Opportunity Fund	Adjustments	Combined Fund
				Publishing — 1.1%
442,038	—	—	442,038	Dow Jones & Co., Inc.	$15,670,247	$—	$—	$15,670,247

				Real Estate — 0.4%
—	78,100	—	78,100	The St. Joe Co.	—	6,368,274	—	6,368,274

				Regionals — 6.1%
148,111	—	—	148,111	Commerce Bancshares, Inc.	7,466,275	—	—	7,466,275
—	146,400	—	146,400	First Horizon National Corp.(a)		6,178,080	—	6,178,080
558,133	—	—	558,133	FirstMerit Corp.	14,572,852	—	—	14,572,852
326,231	—	—	326,231	KeyCorp	10,814,558	—	—	10,814,558
208,311	—	—	208,311	M&T Bank Corp.	21,905,985	—	—	21,905,985
—	233,525	—	233,525	North Fork Bancorp, Inc.	—	6,559,717	—	6,559,717
297,264	—	—	297,264	Zions Bancorp.	21,857,822	—	—	21,857,822

					76,617,492	12,737,797	—	89,355,289

				REITs — 6.0%
410,898	—	—	410,898	Apartment Investment & Management Co.	16,813,946	—	—	16,813,946
317,867	—	—	317,867	Developers Diversified Realty Corp.	14,609,167	—	—	14,609,167
125,621	—	—	125,621	Equity Residential	4,625,365	—	—	4,625,365
27,720	—	—	27,720	Healthcare Realty Trust, Inc.	1,070,269	—	—	1,070,269
592,660	—	—	592,660	iStar Financial, Inc.(a)	24,648,730	—	—	24,648,730
440,349	—	—	440,349	Plum Creek Timber Co., Inc.	15,984,669	—	—	15,984,669
283,161	—	—	283,161	Prentiss Properties Trust	10,318,387	—	—	10,318,387

					88,070,533	—	—	88,070,533

				Restaurants — 0.5%
—	279,300	—	279,300	Ruby Tuesday, Inc.(a)	—	7,233,870	—	7,233,870

				Retail Apparel — 5.8%
—	138,200	—	138,200	AnnTaylor Stores Corp.*(a)	—	3,355,496	—	3,355,496
—	307,900	—	307,900	Claire’s Stores, Inc.	—	7,404,995	—	7,404,995
—	245,100	—	245,100	Dollar Tree Stores, Inc.*	—	5,882,400	—	5,882,400
336,840	—	—	336,840	Federated Department Stores, Inc.	24,683,635	—	—	24,683,635
374,544	—	—	374,544	J. C. Penney Co., Inc.	19,693,524	—	—	19,693,524
288,649	—	—	288,649	Ross Stores, Inc.	8,344,843	—	—	8,344,843
263,890	—	—	263,890	The Talbots, Inc.	8,568,508	—	—	8,568,508
—	222,000	—	222,000	Tuesday Morning Corp.(a)	—	6,997,440	—	6,997,440

					61,290,510	23,640,331	—	84,930,841

				Semiconductors — 0.8%
210,500	—	—	210,500	Freescale Semiconductor, Inc.*	4,422,605	—	—	4,422,605
221,462	—	—	221,462	Tessera Technologies, Inc.*	7,399,045	—	—	7,399,045

					11,821,650	—	—	11,821,650

				Specialty Financials — 1.9%
301,715	—	—	301,715	American Capital Strategies Ltd.(a)	10,894,929	—	—	10,894,929
391,126	—	—	391,126	CIT Group, Inc.	16,806,684	—	—	16,806,684

					27,701,613	—	—	27,701,613

				Telecommunications — 0.8%
—	115,800	—	115,800	Amdocs, Ltd.*	—	3,060,594	—	3,060,594
—	617,700	—	617,700	Arris Group, Inc.*	—	5,380,167	—	5,380,167
—	622,100	—	622,100	CGI Group, Inc., Class A*	—	3,751,263	—	3,751,263

					—	12,192,024	—	12,192,024

				Tobacco — 0.6%
115,207	—	—	115,207	Reynolds American, Inc.(a)	9,078,312	—	—	9,078,312

The accompanying notes are an integral part of these financial statements.

Shares				Description		Value
GS VIT Mid Cap Value Fund	AIT Select Value Opportunity Fund	Adjustments	Pro Forma Combined Fund	Common Stocks — (continued)		GS VIT Mid Cap Value Fund	AIT Select Value Opportunity Fund	Adjustments	Pro Forma Combined Fund
				Transports — 1.7%
—	149,400	—	149,400	CSX Corp.		$—	$6,373,404	$—	$6,373,404
106,833	—	—	106,833	Landstar System, Inc.*		3,217,810	—	—	3,217,810
214,894	—	—	214,894	Teekay Shipping Corp.(a)		9,433,846	—	—	9,433,846
101,652	—	—	101,652	Yellow Roadway Corp.*(a)		5,163,922	—	—	5,163,922

						17,815,578	6,373,404	—	24,188,982

				Trust/Processors — 0.8%
259,888	—	—	259,888	Northern Trust Corp.		11,848,294	—	—	11,848,294

				TOTAL COMMON STOCK —		$1,129,558,803	$297,468,506	$—	$1,427,027,309

				(Cost $971,772,507, $262,693,923, $0 and $1,234,466,430, respectively)

Principal Amount				Interest Rate	Maturity Date	Value
				Repurchase Agreement(c) — 3.2%
				Joint Repurchase Agreement Account II
$46,200,000	$—	$—	$46,200,000	3.41%	07/01/2005	$46,200,000	$—	$—	$46,200,000

				Maturity Value: $46,204,372
				(Cost $46,200,000, $0, $0 and $46,200,000, respectively)

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL —		$1,175,758,803	$297,468,506	$—	$1,473,227,309

				(Cost $1,017,972,507, $262,693,923, $0, and $1,280,666,430, respectively)

Shares				Description		Value
				SECURITIES LENDING COLLATERAL — 9.6%
78,315,675	—	64,966,598	143,282,273	Boston Global Investment Trust-Enhanced Portfolio		$78,315,675	$—	$64,966,598	$143,282,273

Principal Amount				Interest Rate	Maturity Date	Value
				Bank of America
$—	$1,210,950	$(1,210,950)	$—	3.27%	07/18/2005	$—	$1,210,950	$(1,210,950)	$—
				Barclays
—	968,760	(968,760)	—	3.16	07/14/2005	—	968,760	(968,760)	—
				Barclays
—	1,309,141	(1,309,141)	—	3.25	07/26/2005	—	1,309,141	(1,309,141)	—
				Calyon
—	2,421,901	(2,421,901)	—	3.25	08/04/2005	—	2,421,901	(2,421,901)	—
				Clipper Receivables Corp.
—	1,210,950	(1,210,950)	—	3.19	07/14/2005	—	1,210,950	(1,210,950)	—
				Compass Securitization
—	1,210,950	(1,210,950)	—	3.16	07/11/2005	—	1,210,950	(1,210,950)	—
				Credit Suisse First Boston Corp.
—	2,421,901	(2,421,901)	—	3.15	09/09/2005	—	2,421,901	(2,421,901)	—
				Credit Suisse First Boston Corp.
—	1,992,510	(1,992,510)	—	3.20	07/18/2005	—	1,992,510	(1,992,510)	—
				Credit Suisse First Boston Corp., Repurchase Agreement(c)
—	9,687,602	(9,687,602)	—	3.48	07/01/2005	—	9,687,602	(9,687,602)	—
				Maturity Value: $9,688,525
				(Collateralized by various corporate obligations)

The accompanying notes are an integral part of these financial statements.

Shares				Description		Value
GS VIT Mid Cap Value Fund	AIT Select Value Opportunity Fund	Adjustments	Pro Forma Combined Fund	SECURITIES LENDING COLLATERAL — (continued)		GS VIT Mid Cap Value Fund	AIT Select Value Opportunity Fund	Adjustments	Pro Forma Combined Fund
Principal Amount				Interest Rate	Maturity Date	Value
				Dexia Group
—	1,453,140	(1,453,140)	—	3.24	07/21/2005	$—	$1,453,140	$(1,453,140)	$—
				First Tennessee National Corporation
—	1,210,950	(1,210,950)	—	3.22	08/09/2005	—	1,210,950	(1,210,950)	—
				Fortis Bank
—	1,210,950	(1,210,950)	—	3.11	07/05/2005	—	1,210,950	(1,210,950)	—
				Goldman Sachs Group, Inc.@
—	1,237,646	(1,237,646)	—	3.32	12/28/2005	—	1,237,646	(1,237,646)	—
				Goldman Sachs Group, Inc.@
—	1,210,950	(1,210,950)	—	3.33	08/05/2005	—	1,210,950	(1,210,950)	—
				Goldman Sachs Group, Inc,.
				Repurchase Agreement(c)
—	14,020,475	(14,020,475)	—	3.48	07/01/2005	—	14,020,475	(14,020,475)	—
				Maturity Value: $14,021,811
				(Collateralized by various corporate obligations)
				Grampian Funding LLC
—	1,210,950	(1,210,950)	—	3.28	07/13/2005	—	1,210,950	(1,210,950)	—
				Greyhawk Funding
—	880,555	(880,555)	—	3.31	08/09/2005	—	880,555	(880,555)	—
				HBOS Halifax Bank of Scotland
—	1,210,950	(1,210,950)	—	3.15	08/08/2005	—	1,210,950	(1,210,950)	—
				HSBC Banking/Holdings Plc
—	1,210,950	(1,210,950)	—	3.25	08/05/2005	—	1,210,950	(1,210,950)	—
				JP Morgan Chase & Co.
—	1,210,950	(1,210,950)	—	3.20	07/20/2005	—	1,210,950	(1,210,950)	—
				Jupiter Securitization Corp.
—	2,421,900	(2,421,900)	—	3.21	07/15/2005	—	2,421,900	(2,421,900)	—
				Lehman Brothers, Inc.,
				Repurchase Agreement(c)
—	2,439,448	(2,439,448)	—	3.48	07/01/2005	—	2,439,448	(2,439,448)	—
				Maturity Value: $2,439,680
				(Collateralized by various corporate obligations)
—	1,210,950	(1,210,950)	—	Merrill Lynch & Co., Repurchase Agreement(c)
				3.48	07/01/2005	—	1,210,950	(1,210,950)	—
				Maturity Value: $1,211,065
				(Collateralized by various corporate obligations)
				Nordea Bank of Finland Plc (NY Branch)
—	1,210,950	(1,210,950)	—	3.17	08/09/2005	—	1,210,950	(1,210,950)	—
				Park Avenue Receivables Corp.
—	1,449,718	(1,449,718)	—	3.30	07/14/2005	—	1,449,718	(1,449,718)	—
				Prefco
—	1,564,125	(1,564,125)	—	3.28	07/08/2005	—	1,564,125	(1,564,125)	—
				Rabobank Nederland
—	1,453,140	(1,453,140)	—	3.25	08/08/2005	—	1,453,140	(1,453,140)	—
				Societe Generale
—	1,210,950	(1,210,950)	—	3.24	08/09/2005	—	1,210,950	(1,210,950)	—
				The Bank of the West
—	999,721	(999,721)	—	3.27	07/27/2005	—	999,721	(999,721)	—
				Toronto Dominion Bank
—	1,074,964	(1,074,964)	—	3.25	08/02/2005	—	1,074,964	(1,074,964)	—
				Wells Fargo
—	1,427,601	(1,427,601)	—	3.27	08/01/2005	—	1,427,601	(1,427,601)	—

				TOTAL SECURITIES LENDING COLLATERAL —		$78,315,675	$64,966,598	$—	$143,282,273

The accompanying notes are an integral part of these financial statements.

Value
(Cost $78,315,675, $64,966,598, $0 and $143,282,273, respectively)
TOTAL INVESTMENTS — 110.3%	$1,254,074,478	$362,435,104	$—	$1,616,509,582

(Cost $1,096,288,182, $327,660,521, $0 and $1,423,948,703, respectively)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.
@ Security does not meet GS VIT Mid Cap Value Fund’s investment criteria and is assumed to be sold at June 30, 2005.
(a) All or a portion of security is on loan.
(b) Contingent Value Obligation.
(c) Unless noted, repurchase agreements were entered into on June 30, 2005.

Investment Abbreviations:
REIT — Real Estate Investment Trust

Additional Investment Information

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2005, the Goldman Sachs VIT Mid Cap Value Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $46,200,000 in principal amount.

Repurchase Agreement	Principal Amount	Interest Rate	Maturity Date	Maturity Value

Bank of America Securities LLC	$1,500,000,000	3.40%	07/01/2005	$1,500,141,667

Barclays Capital PLC	700,000,000	3.40	07/01/2005	700,066,111

Deutsche Bank Securities, Inc.	1,000,000,000	3.40	07/01/2005	1,000,094,444

Deutsche Bank Securities, Inc.	300,000,000	3.45	07/01/2005	300,028,750

Greenwich Capital Markets	400,000,000	3.43	07/01/2005	400,038,111

J.P. Morgan Securities, Inc.	400,000,000	3.41	07/01/2005	400,037,889

Morgan Stanley & Co.	1,000,500,000	3.40	07/01/2005	1,000,594,492

UBS Securities LLC	250,000,000	3.40	07/01/2005	250,023,611

Wachovia Capital Markets	250,000,000	3.40	07/01/2005	250,023,611

Westdeutsche Landesbank AG	500,000,000	3.43	07/01/2005	500,047,639

TOTAL	$6,300,500,000			$6,301,096,325

At June 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.50% to 6.70%, due 09/13/2005 to 06/15/2007; Federal Home Loan Bank, 4.37% to 5.49% due 12/22/2008 to 08/15/2011; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/06/2005 to 07/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 08/24/2005 to 07/01/2035 and Government National Mortgage Association, 5.50% to 6.50%, due 04/15/2032 to 06/15/2035.

The accompanying notes are an integral part of these financial statements.

Pro Forma Combined Statement of Assets and Liabilities
for the Goldman Sachs VIT Mid Cap Value Fund and the AIT Select Value Opportunity Fund
June 30, 2005 (Unaudited)

		AIT Select
		Value
	GS VIT Mid Cap	Opportunity			Pro Forma
	Value Fund	Fund	Adjustments		Combined Fund
Assets:
Investment in securities, at value (identified cost $1,017,972,507, $262,693,923, $0 and $1,280,666,430, respectively)	$1,175,758,803	$297,468,506	$—		$1,473,227,309
Securities lending collateral, at value	78,315,675	64,966,598	—		143,282,273
Cash	44,318	10,560,133	—		10,604,451
Receivables:					—
Investment securities sold	15,253,809	2,356,945	—		17,610,754
Fund shares sold	2,691,866	—	—		2,691,866
Dividends and Interest	1,660,613	1,399,346	(7,396	)(a)	3,052,563
Securities lending income	10,642	—	7,396	(a)	18,038
Other assets	22,327	—	—		22,327

Total assets	1,273,758,053	376,751,528	—		1,650,509,581

Liabilities:
Payables:
Payable upon return of securities loaned	78,315,675	64,966,598	—		143,282,273
Investment securities purchased	37,081,934	3,574,067	—		40,656,001
Amounts owed to affiliates	778,581	263,659	(263,659	)(b)	778,581
Fund shares repurchased	132,363	319,766	—		452,129
Accrued expenses and other liabilities	132,147	62,499	263,659	(b)	458,305

Total liabilities	116,440,700	69,186,589	—		185,627,289

Net Assets:
Paid-in capital	903,651,266	179,976,116	—		1,083,627,382
Accumulated undistributed net investment income	5,264,063	1,229,694	—		6,493,757
Accumulated net realized gain on investment transactions	90,615,728	91,584,546	—		182,200,274
Net unrealized gain on investments	157,786,296	34,774,583	—		192,560,879

Net Assets	$1,157,317,353	$307,564,939	—		$1,464,882,292

Net Asset Value, offering and redemption price per share:
Institutional	$16.23	$—	$—		$16.23
Service	$—	$2.266	$13.964	(c)	$16.23

Shares Outstanding:
Institutional	71,326,628	—	—		71,326,628
Service	—	135,757,004	(116,806,607	)(d)	18,950,397

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	71,326,628	135,757,004	(116,806,607	)(d)	90,277,025

(a)	Adjustment to reclass securities lending income receivable on AIT Select Value Opportunity Fund.
(b)	Adjustment to reclass amount owed to affiliates of AIT Select Value Opportunity Fund.
(c)	Adjustment to AIT Select Value Opportunity Fund’s NAV based on GS VIT Mid Cap Value Fund’s Institutional Class NAV.
(d)	Service Shares of AIT Select Value Opportunity Fund are exchanged for new Service Shares of GS VIT Mid Cap Value Fund to be established upon consummation of the merger. Initial per share values of Service Shares are presumed to equal that of the GS VIT Mid Cap Value Fund Institutional Shares.

The accompanying notes are an integral part of these financial statements.

Pro Forma Combined Statement of Operations
for the Goldman Sachs VIT Mid Cap Value Fund and the AIT Select Value Opportunity Fund
For the Twelve Months Ended June 30, 2005 (Unaudited)

		AIT Select Value
	GS VIT Mid Cap	Opportunity			Pro Forma
	Value Fund	Fund	Adjustments		Combined Fund
Investment Income:
Dividends(a)	$16,306,153	$4,535,050	$—		$20,841,203
Interest (including securities lending income of $47,914, $75,920, $0 and $123,834, respectively)	735,643	216,359	—		952,002

Total income	17,041,796	4,751,409	—		21,793,205
Expenses:
Management fees	7,095,381	2,846,133	(256,242	)(b)	9,685,272
Distribution and Service fees	—	481,490	322,724	(c)	804,214
Transfer Agent fees	354,769	—	129,494	(d)	484,263
Custody and accounting fees	160,403	104,593	(74,996	)(e)	190,000
Printing fees	94,682	17,050	(57,732	)(e)	54,000
Audit and tax fees	33,503	37,994	(36,497	)(e)	35,000
Legal fees	22,989	24,508	(21,997	)(e)	25,500
Trustee fees	14,517	25,488	(25,565	)(e)	14,440
Other	24,720	3,121	(3,841	)(e)	24,000

Total expenses	7,800,964	3,540,377	(24,652)		11,316,689
Less — expense reductions	(2,746)	—	(479,782	)(f)	(482,528)

Net Expenses	7,798,218	3,540,377	(504,434)		10,834,161

Net Investment Income	9,243,578	1,211,032	504,434		10,959,044

Realized and unrealized gain (loss) on investment, and foreign currency transactions:
Net realized gain (loss) from:
Investment transactions (including commissions recaptured of $64,265, $131,764, $0 and $196,029, respectively)	114,030,483	45,387,426	—		159,417,909
Net change in unrealized gain (loss) on investments	52,377,694	(12,859,996)	—		39,517,698

Net realized and unrealized gain on investment and foreign currency transactions	166,408,177	32,527,430	—		198,935,607

Net Increase in Net Assets Resulting from Operations	$175,651,755	$33,738,462	$504,434		$209,894,651

(a)	Foreign taxes withheld on dividends were $12,625, $53,670, $0 and, $66,295, respectively.
(b)	Adjustment to reflect decrease in management fee based on GS VIT Mid Cap Value Fund’s contractual fee rate.
(c)	Adjustment to reflect distribution and service fee based on VIT Mid Cap Value Fund’s contractual fee rate.
(d)	Adjustment to reflect transfer agent fees based on GS VIT Mid Cap Value Fund’s transfer agent fee rate.
(e)	Adjustment to reflect anticipated charges as a result of consolidation of printing, custody and accounting and other services.
(f)	Adjustment to reflect expense reduction based on GS VIT Mid Cap Value Fund expense cap and waivers.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Notes to Financial Statements
June 30, 2005 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Variable Insurance Trust Mid Cap Value Fund (the “VIT Mid Cap Value Fund”). The VIT Mid Cap Value Fund is a diversified portfolio under the Act. Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public. The VIT Mid Cap Value Fund offers two classes of shares: Service and Institutional.

     Allmerica Investment Trust (the “Allmerica Trust”) is registered under the Act, as an open-end, diversified management investment company established as a Massachusetts business trust. The Allmerica Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies; (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to certain funds and their affiliates. Allmerica Financial Corporation, the sponsor of the Allmerica Trust (“AFC”) has ceased all new sales of proprietary variable annuities and life insurance products. The Allmerica Investment Trust is comprised of nine managed investment portfolios, including the Allmerica Select Value Opportunity Fund (the “AIT Select Value Opportunity Fund”)

2. BASIS OF COMBINATION

The unaudited pro forma Schedule of Investments, Statement of Assets and Liabilities, and Statement of Operations (“pro forma statements”) reflect the accounts of the VIT Mid Cap Value and the AIT Select Value Opportunity Funds as if the proposed reorganization occurred as of and for the twelve months ended June 30, 2005. Certain securities held by the AIT Select Value Opportunity Fund that do not meet the investment criteria or investment percentage limitations of the VIT Mid Cap Value Fund may be sold prior to or after the reorganization. Certain sales have been reflected in these proforma statements as of June 30, 2005. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.

     The VIT Mid Cap Value Fund will be the accounting survivor for financial statement purposes. The Agreement and Plan of Reorganization provide for a tax-free acquisition of the AIT Select Value Opportunity Fund into the VIT Mid Cap Value Fund. The acquisition is expected to be completed in December 2005.

3. SHARES OF BENEFICIAL INTEREST

These pro forma statements give effect to the proposed transaction whereby all of the assets of the AIT Select Value Opportunity Fund will be exchanged for Service shares of the VIT Mid Cap Value Fund. The VIT Mid Cap Value Fund will assume the liabilities, if any, of the AIT Select Value Opportunity Fund. Immediately thereafter, Service shares of VIT Mid Cap Value Fund will be distributed to the shareholders of the AIT Select Value Opportunity Fund. The AIT Select Value Opportunity Fund will then be dissolved.

     The amount of additional shares assumed to be issued under the reorganization was calculated based on the June 30, 2005 net assets of the AIT Select Value Opportunity Fund and the June 30, 2005 net asset value per share of the VIT Mid Cap Value Fund. These amounts are summarized as follows:

Service Class
Shares Issued in connection with merger	18,950,397
Net Assets June 30, 2005 of AIT Select Value Opportunity Fund	$307,564,939
Pro Forma Net Asset Value June 30, 2005	$16.23

4. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the VIT Mid Cap Value Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the VIT Mid Cap Value Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Federal Taxes — It is the VIT Mid Cap Value Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the VIT Mid Cap Value Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in-capital.

     In addition, distributions paid by the VIT Mid Cap Value Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the VIT Mid Cap Value Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the VIT Mid Cap Value Fund on a straight-line or pro rata basis depending upon the nature of the expense.

E. Segregation Transactions — As set forth in the prospectus, the VIT Mid Cap Value Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the VIT Mid Cap Value Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the VIT Mid Cap Value Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the VIT Mid Cap Value Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the VIT Mid Cap Value Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the VIT Mid Cap Value Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance

2

of which is invested in one or more repurchase agreements.

G. Commission Recapture — The VIT Mid Cap Value Fund may direct portfolio trades, subject to obtaining best price and execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates, if any, are made directly to the VIT Mid Cap Value Fund as cash payments and are included in the net realized gain (loss) on investments in the Statement of Operations.

5. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the VIT Mid Cap Value Fund. Under this Agreement, GSAM manages the VIT Mid Cap Value Fund, subject to the general supervision of the Trust’s Board of Trustees.

     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the VIT Mid Cap Value Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, at an annual rate equal to 0.80% of the average daily net assets of the VIT Mid Cap Value Fund.

     At a meeting held on June 16, 2005, the Board of Trustees of the Trust approved a fee reduction commitment for the VIT Mid Cap Value Fund which will be effective on a contractual basis in 2006. Effective July 1, 2005, GSAM will implement the fee reduction commitment on a voluntary basis and waive a portion of its Management Fee to achieve the following annual rates:

Average Daily Net Assets	Annual Rate

First $2 Billion	0.80%

Over $2 Billion	0.72%

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the VIT Mid Cap Value Fund (excluding Management Fees, Transfer Agency fees, taxes, interest, brokerage fees and litigation, indemnification costs, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.05% of the average daily net assets of the VIT Mid Cap Value Fund. GSAM may waive or modify the expense limitation for the VIT Mid Cap Value Fund, at its discretion, at anytime. GSAM has agreed to maintain this expense limitation reduction through June 30, 2005 and on a voluntary basis thereafter. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the VIT Mid Cap Value Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the twelve months ended June 30, 2005, GSAM made no reimbursements to the VIT Mid Cap Value Fund. After completion of the proposed reorganization, amounts paid under the “Plan” described below will also not be subject to this voluntary expense limitation.

     In addition, the VIT Mid Cap Value Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the VIT Mid Cap Value Fund’s expenses. For the twelve months ended June 30, 2005, custody fees were reduced by approximately $2,700.

     The Trust, on behalf of the VIT Mid Cap Value Fund, has adopted a Distribution and Service Plan (the “Plan”) with respect to its Service Share Class. Under the Plan, Goldman Sachs is entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of the VIT Mid Cap Value Fund’s average daily net assets attributable to Service Shares. Goldman Sachs has voluntarily agreed to limit Distribution and Service fees to 0.10% of the average daily net assets attributable to Service Shares.

     Goldman Sachs also serves as the Transfer Agent of the VIT Mid Cap Value Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of the Institutional and Service Share Classes of the VIT Mid Cap Value Fund.

     At June 30, 2005, the amounts owed to affiliates of GSAM were approximately $742,000 and $37,000 for Management and Transfer Agent fees, respectively.

     GSAM has contractually agreed to limit the total annual operating expenses to 0.99% of the average daily net assets of the Service Shares of the VIT Mid Cap Value Fund for eighteen months following the Reorganization.

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the VIT Mid Cap Value Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the VIT Mid Cap Value Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with

3

other extensions of credit, the VIT Mid Cap Value Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     Both the VIT Mid Cap Value Fund and BGA receive compensation relating to the lending of the VIT Mid Cap Value Fund’s securities. The amount earned by the VIT Mid Cap Value Fund for the twelve months ended June 30, 2005, is reported parenthetically on the Statement of Operations. For the twelve months ended June 30, 2005, BGA earned $8,455 in fees as securities lending agent. At June 30, 2005, the VIT Mid Cap Value Fund loaned securities having a market value of $77,070,664 collateralized by cash in the amount of $78,315,675. The VIT Mid Cap Value Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The VIT Mid Cap Value Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

4

Pro Forma Combined Schedule of Investments for the Goldman Sachs VIT Capital Growth Fund and the AIT Select Growth Fund
June 30, 2005 (Unaudited)

Shares				Description	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
Capital	Select		Forma		Capital	Select		Forma
Growth	Growth		Combined		Growth	Growth		Combined
Fund	Fund	Adjustments	Fund	Common Stocks — 98.5%	Fund	Fund	Adjustments	Fund

				Agriculture — 0.7%
—	74,379	$—	74,379	Monsanto Co.	$—	$4,676,208	$—	$4,676,208

				Banks — 3.0%
14,956	93,782	—	108,738	Citigroup, Inc.	691,416	4,335,542	—	5,026,958
47,802	100,000	—	147,802	J.P. Morgan Chase & Co.	1,688,367	3,532,000	—	5,220,367
—	179,804	—	179,804	State Street Corp.@	—	8,675,543	—	8,675,543

					2,379,783	16,543,085	—	18,922,868

				Beverages — 2.0%
99,790	58,500	—	158,290	PepsiCo, Inc.	5,381,674	3,154,905	—	8,536,579
—	78,200	—	78,200	Cadbury Schweppes, Plc., ADR@	—	2,997,406	—	2,997,406
28,065	—	—	28,065	The Coca-Cola Co.	1,171,714	—	—	1,171,714

					6,553,388	6,152,311	—	12,705,699

				Biotechnology — 4.0%
59,950	217,957	—	277,907	Amgen, Inc.*	3,624,577	13,177,680	—	16,802,257
—	105,000	—	105,000	Genetech, Inc.*	—	8,429,400	—	8,429,400

					3,624,577	21,607,080	—	25,231,657

				Broadcasting & Cable/Satellite TV — 0.5%
14,678	—	—	14,678	Clear Channel Communications, Inc.	453,991	—	—	453,991
69,750	—	—	69,750	Univision Communications, Inc.	1,921,612	—	—	1,921,612
38,900	—	—	38,900	Westwood One, Inc.	794,727	—	—	794,727

					3,170,330	—	—	3,170,330

				Commercial Services — 2.8%
—	74,379	—	74,379	Certegy, Inc.	—	2,842,765	—	2,842,765
56,290	—	—	56,290	Moody’s Corp.	2,530,798	—	—	2,530,798
—	200,501	—	200,501	Paychex, Inc.	—	6,524,303	—	6,524,303
132,140	—	—	132,140	The McGraw-Hill Cos., Inc.	5,847,195	—	—	5,847,195

					8,377,993	9,367,068	—	17,745,061

				Computer Hardware — 3.3%
—	95,200	—	95,200	Apple Comuter, Inc.*	—	3,504,312	—	3,504,312
148,435	282,094	—	430,529	Dell, Inc.*	5,864,667	11,145,534	—	17,010,201

					5,864,667	14,649,846	—	20,514,513

				Computer Services — 2.5%
86,110	236,074	—	322,184	First Data Corp.	3,456,455	9,476,010	—	12,932,465
—	39,000	—	39,000	Research In Motion*	—	2,876,250	—	2,876,250

					3,456,455	12,352,260	—	15,808,715

				Computer Software — 7.6%
—	150,700	—	150,700	Adobe Systems, Inc.@	—	4,313,034	—	4,313,034
57,645	86,500	—	144,145	Electronic Arts, Inc.*@	3,263,283	4,896,765	—	8,160,048
—	214,730	—	214,730	Intuit, Inc.*@	—	9,686,470	—	9,686,470
—	59,400	—	59,400	Mercury Interactive Corp.*	—	2,278,584	—	2,278,584
287,565	451,355	—	738,920	Microsoft Corp.	7,143,115	11,211,658	—	18,354,773
—	50,600	—	50,600	NAVTEQ Corp.*	—	1,881,308	—	1,881,308
—	66,500	—	66,500	SAP AG, ADR@	—	2,879,450	—	2,879,450

					10,406,398	37,147,269	—	47,553,667

				Drugs & Medicine — 5.6%
25,740	69,200	—	94,940	Eli Lilly & Co.	1,433,975	3,855,132	—	5,289,107
—	62,100	—	62,100	Gilead Sciences, Inc.*	—	2,731,779	—	2,731,779
—	92,700	—	92,700	Novartis AG, ADR	—	4,397,688	—	4,397,688
74,090	380,941	—	455,031	Pfizer, Inc.	2,043,402	10,506,353	—	12,549,755
—	93,100	—	93,100	Roche Holding AG, ADR	—	5,893,696	—	5,893,696
—	56,100	—	56,100	Sanofi-Aventis, ADR	—	2,299,539	—	2,299,539
49,735	—	—	49,735	Wyeth	2,213,208	—	—	2,213,208

					5,690,585	29,684,187	—	35,374,772

				Electrical Equipment — 1.5%
—	300,751	—	300,751	Molex Inc., Class A	—	7,061,633	—	7,061,633
86,520	—	—	86,520	Tyco International Ltd.	2,526,384	—	—	2,526,384

					2,526,384	7,061,633	—	9,588,017

				Electronics — 0.3%
—	80,300	—	80,300	Agilent Rechnologies, Inc.*@	—	1,848,506	—	1,848,506

				Financials — 7.7%
—	171,381	—	171,381	American Express Co.	—	9,122,610	—	9,122,610
60,280	77,613	—	137,893	Fannie Mae	3,520,352	4,532,599	—	8,052,951
111,955	—	—	111,955	Freddie Mac	7,302,825	—	—	7,302,825
16,630	—	—	16,630	Golden West Financial Corp.	1,070,639	—	—	1,070,639
—	24,900	(24,900)	—	Goldman, Sachs & Co.(a)	—	2,540,298	(2,540,298)	—
166,680	—	—	166,680	MBNA Corp.	4,360,349	—	—	4,360,349
23,235	62,400	—	85,635	Merrill Lynch & Co., Inc.	1,278,157	3,432,624	—	4,710,781
25,345	—	—	25,345	Morgan Stanley	1,329,852	—	—	1,329,852
—	151,993	—	151,993	SLM Corp.	—	7,721,244	—	7,721,244
130,960	296,900	—	427,860	The Charles Schwab Corp.	1,477,229	3,349,032	—	4,826,261

					20,339,403	30,698,407	(2,540,298)	48,497,512

				Foods — 1.3%
—	45,900	—	45,900	Whole Foods Market, Inc.	—	5,429,970	—	5,429,970
40,660	—	—	40,660	Wm. Wrigley Jr. Co.	2,799,034	—	—	2,799,034

		—			2,799,034	5,429,970	—	8,229,004

		—		Gaming/Lodging — 3.4%
33,090	145,525	—	178,615	Carnival Corp.@	1,805,060	7,938,389	—	9,743,449

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
Capital	Select		Forma		Capital	Select		Forma
Growth	Growth		Combined		Growth	Growth		Combined
Fund	Fund	Adjustments	Fund	Common Stocks — (continued)	Fund	Fund	Adjustments	Fund

131,885	—	—	131,885	Cendant Corp.	$2,950,267	$—	$—	$2,950,267
45,130	—	—	45,130	GTECH Holdings Corp.	1,319,601	—	—	1,319,601
41,360	—	—	41,360	Harrah’s Entertainment, Inc.	2,980,815	—	—	2,980,815
37,250	—	—	37,250	Marriott International, Inc.	2,541,195	—	—	2,541,195
31,080	—	—	31,080	Starwood Hotels & Resorts Worldwide, Inc.	1,820,356	—	—	1,820,356

					13,417,294	7,938,389	—	21,355,683

				Health Care Providers — 2.7%
—	106,718	—	106,718	Lincare Holding, Inc.*@	—	4,358,363	—	4,358,363
—	235,491	—	235,491	UnitedHealth Group, Inc.	—	12,278,501	—	12,278,501

					—	16,636,864	—	16,636,864

				Household/Personal Care — 2.6%
61,520	—	—	61,520	Avon Products, Inc.	2,328,532	—	—	2,328,532
—	119,654	—	119,654	Johnson & Johnson	—	7,777,510	—	7,777,510
47,860	65,000	—	112,860	The Procter & Gamble Co.	2,524,615	3,428,750	—	5,953,365

					4,853,147	11,206,260	—	16,059,407

				Insurance — 2.5%
—	168,162	—	168,162	AFLAC, Inc.	—	7,278,051	—	7,278,051
—	29,500	—	29,500	CIGNA Corp.	—	3,157,385	—	3,157,385
—	56,800	—	56,800	Wellpoint, Inc.*	—	3,955,552	—	3,955,552
34,730	—	—	34,730	Willis Group Holdings Ltd.	1,136,366	—	—	1,136,366

					1,136,366	14,390,988	—	15,527,354

				Internet & Online — 5.9%
—	245,481	—	245,481	eBay, Inc.*	—	8,103,328	—	8,103,328
11,720	30,300	—	42,020	Google, Inc.*@	3,447,438	8,912,745	—	12,360,183
—	168,162	—	168,162	InterActiveCorp*@	—	4,044,296	—	4,044,296
34,790	327,752	—	362,542	Yahoo!, Inc.*	1,205,474	11,356,607	—	12,562,081

					4,652,912	32,416,976	—	37,069,888

				Manufacturing — 2.5%
7,935	—	—	7,935	3M Co.	573,701	—	—	573,701
—	206,969	—	206,969	Dover Corp.	—	7,529,532	—	7,529,532
—	224,300	—	224,300	General Electric Co.	—	7,771,995	—	7,771,995

					573,701	15,301,527	—	15,875,228

				Medical Products — 4.2%
—	34,700	—	34,700	Alcon, Inc.	—	3,794,445	—	3,794,445
11,250	—	—	11,250	Fisher Scientific International, Inc.	730,125	—	—	730,125
60,630	95,076	—	155,706	Medtronic, Inc.	3,140,028	4,923,986	—	8,064,014
18,260	75,000	—	93,260	St. Jude Medical, Inc.*	796,319	3,270,750	—	4,067,069
53,870	—	—	53,870	Stryker Corp.	2,562,057	—	—	2,562,057
20,200	69,852	—	90,052	Zimmer Holdings, Inc.*	1,538,634	5,320,627	—	6,859,261

					8,767,163	17,309,808	—	26,076,971

				Movies & Entertainment — 5.1%
—	232,840	—	232,840	Comcast Corp., Special Class A*	—	6,973,558	—	6,973,558
—	139,057	—	139,057	Liberty Global, Inc. Class A*	—	6,489,790	—	6,489,790
92,700	840,810	—	933,510	Liberty Media Corp. Series A*	944,613	8,567,854	—	9,512,467
235,190	—	—	235,190	Time Warner, Inc.	3,930,025	—	—	3,930,025
153,888	—	—	153,888	Viacom, Inc. Class B	4,927,494	—	—	4,927,494

					9,802,132	22,031,202	—	31,833,334

				Networking Telecommunication Equipment — 2.3%
254,140	489,250	—	743,390	Cisco Systems, Inc.*	4,856,615	9,349,568	—	14,206,183

				Oil & Gas — 1.1%
39,780	—	—	39,780	Canadian Natural Resources Ltd.	1,447,197	—	—	1,447,197
20,692	—	—	20,692	Exxon Mobil Corp.	1,189,169	—	—	1,189,169
29,950	59,000	—	88,950	Suncor Energy, Inc.@	1,417,234	2,791,880	—	4,209,114

					4,053,600	2,791,880	—	6,845,480

				Oil Well Services & Equipment — 2.9%
26,660	216,622	—	243,282	Schlumberger Ltd.@	2,024,560	16,450,275	—	18,474,835

				Pharmacy Benefit Manager — 1.5%
75,895	81,500	—	157,395	Caremark Rx, Inc.*	3,378,846	3,628,380	—	7,007,226
38,690	—	—	38,690	Medco Health Solutions, Inc.	2,064,498	—	—	2,064,498

					5,443,344	3,628,380	—	9,071,724

				Publishing — 0.9%
9,150	—	—	9,150	Gannett Co., Inc.	650,840	—	—	650,840
56,975	—	—	56,975	Lamar Advertising Co.	2,436,821	—	—	2,436,821
33,370	—	—	33,370	The E.W. Scripps Co.	1,628,456	—	—	1,628,456
21,610	—	—	21,610	Valassis Communications, Inc.	800,650	—	—	800,650

					5,516,767	—	—	5,516,767

				Retailing — 8.7%
—	162,300	—	162,300	Chico’s FAS, Inc.*@	—	5,563,644	—	5,563,644
—	98,800	—	98,800	Coach, Inc.*	—	3,316,716	—	3,316,716
—	62,100	—	62,100	Estee Lauger Cos., Inc., Class A	—	2,429,973	—	2,429,973
—	40,600	—	40,600	Federated Department Stores, Inc.@	—	2,975,168	—	2,975,168
—	47,600	—	47,600	Gillette Co.	—	2,409,988	—	2,409,988
—	187,565	—	187,565	Home Depot, Inc.	—	7,296,279	—	7,296,279
89,160	53,100	—	142,260	Lowe’s Cos., Inc.@	5,190,895	3,091,482	—	8,282,377
—	25,800	—	25,800	NIKE, Inc., Class B	—	2,234,280	—	2,234,280
58,360	—	—	58,360	PETCO Animal Supplies, Inc.	1,711,115	—	—	1,711,115
—	36,900	—	36,900	PETsMART, Inc.	—	1,119,915	—	1,119,915
—	65,400	—	65,400	Starbucks Corp.*	—	3,378,564	—	3,378,564
14,580	108,900	—	123,480	Target Corp.	793,298	5,925,249	—	6,718,547
107,960	—	—	107,960	Wal-Mart Stores, Inc.	5,203,672	—	—	5,203,672
—	43,800	—	43,800	Williams-Sonoma, Inc.*	—	1,733,166	—	1,733,166

					12,898,980	41,474,424	—	54,373,404

				Semiconductors/Semiconductor Capital Equipment — 6.6%
—	68,558	—	68,558	Analog Devices, Inc.@	—	2,557,899	—	2,557,899
—	164,100	—	164,100	Applied Materials, Inc.	—	2,655,138	—	2,655,138
52,670	334,118	—	386,788	Intel Corp.	1,372,580	8,707,115	—	10,079,695
98,120	—	—	98,120	Linear Technology Corp.	3,600,023	—	—	3,600,023
—	96,000	—	96,000	Marvell Technology Group, Ltd.*	—	3,651,840	—	3,651,840
—	88,300	—	88,300	Maxim Integrated Products, Inc.	—	3,373,943	—	3,373,943

The accompanying notes are an integral part of these financial statements.

Shares				Description		Value
GS VIT Capital	AIT Select		Pro Forma			GS VIT Capital	AIT Select		Pro Forma
Growth Fund	Growth Fund	Adjustments	Combined Fund	Common Stocks — (continued)		Growth Fund	Growth Fund	Adjustments	Combined Fund

—	119,500	—	119,500	Texas Instruments, Inc.		$—	$3,354,365	$—	$3,354,365
173,240	197,220	—	370,460	QUALCOMM, Inc.		5,718,652	6,510,232	—	12,228,884

		—				10,691,255	30,810,532	—	41,501,787

		—		Telecommunications — 2.8%
94,120	—	—	94,120	American Tower Corp.		1,978,402	—	—	1,978,402
77,490	—	—	77,490	Crown Castle International Corp.		1,574,597	—	—	1,574,597
21,580	126,300	—	147,880	Nextel Communications, Inc.*@		697,250	4,080,753	—	4,778,003
25,790	—	—	25,790	Sprint Corp.		647,071	—	—	647,071
—	349,260	—	349,260	Vodafone Group, Plc, Sponsored ADR		—	8,494,004	—	8,494,004

						4,897,320	12,574,757	—	17,472,077

				TOTAL COMMON STOCKS — 98.5%
				(Cost $162,629,104, $404,635,381, ($2,168,295) and $565,096,190, respectively)		$168,774,153	$451,529,660	($2,540,298)	$617,763,515

				Investment Company — 1.1%
—	6,709,720	—	6,709,720	Marshall Money Market Fund		$0	$6,709,720	$0	$6,709,720
				(Cost $0, $6,709,720, and $6,709,720, respectively)

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL — 99.6%
				(Cost $162,629,104, $411,345,101, ($2,168,295) and $571,805,910, respectively)		$168,774,153	$458,239,380	($2,540,298)	$624,473,235

				Securities Lending Collateral — 7.8%
—	—	50,791,738	50,791,738	Boston Global Trust Enhanced Portfolio		$—	$—	$50,791,738	$50,791,738

Principal Amount				Interest Rate	Maturity Date	Value

—	946,737	$(946,737)	$—	Bank of America 3.27%, 07/18/05		$—	$946,737	$(946,737)	$—
—	757,390	(757,390)	—	Barclays 3.16%, 07/14/05		—	757,390	$(757,390)	$—
—	1,023,503	(1,023,503)	—	Barclays 3.25%, 07/26/05		—	1,023,503	(1,023,503)	—
—	1,893,474	(1,893,474)	—	Calyon 3.25%, 08/04/05		—	1,893,474	(1,893,474)	—
—	946,737	(946,737)	—	Clipper Receivables Corp. 3.19%,		—	946,737	(946,737)	—
				07/14/05
—	946,737	(946,737)	—	Compass Securitization 3.16%,		—	946,737	(946,737)	—
				07/11/05
—	1,893,474	(1,893,474)	—	Credit Suisse First Boston		—	1,893,474	(1,893,474)	—
				Corporation 3.15%, 09/09/05
—	1,557,770	(1,557,770)	—	Credit Suisse First Boston		—	1,557,770	(1,557,770)	—
				Corporation 3.20%, 07/18/05
—	7,573,894	(7,573,894)	—	Credit Suisse First Boston Corporation Repurchase Agreement 3.48% 7/1/2005 (b) Maturity Value of $7,574,616 (Collateralized by various corporate obligations)		—	7,573,894	(7,573,894)	—
—	1,136,084	(1,136,084)	—	Dexia Group 3.24%, 07/21/05		—	1,136,084	(1,136,084)	—
—	946,737	(946,737)	—	First Tennessee National Corporation		—	946,737	(946,737)	—
				3.22%, 08/09/05
—	946,737	(946,737)	—	Fortis Bank 3.11%, 07/05/05		—	946,737	(946,737)	—
—	967,608	(967,608)	—	Goldman Sachs Group, Inc. 3.32%,		—	967,608	(967,608)	—
				12/28/05 (a)
—	946,737	(946,737)	—	Goldman Sachs Group, Inc. 3.33%,		—	946,737	(946,737)	—
				08/05/05 (a)
—	10,961,391	(10,961,391)	—	Goldman Sachs Group, Inc. Repurchase Agreement 3.48% 7/1/2005 (b) Maturity Value of $10,962,435 (Collateralized by various corporate obligations)		—	10,961,391	(10,961,391)	—
—	946,737	(946,737)	—	Grampian Funding LLC 3.28%, 07/13/05		—	946,737	(946,737)	—
—	688,429	(688,429)	—	Greyhawk Funding 3.31%, 08/09/05		—	688,429	(688,429)	—
—	946,736	946,736	—	HBOS Halifax Bank of Scotland 3.15%,		—	946,736	(946,736)	—
				08/08/05
—	946,736	(946,736)	—	HSBC Banking/Holdings Plc 3.25%,		—	946,736	(946,736)	—
				08/05/05
—	946,736	(946,736)	—	JP Morgan Chase & Co. 3.20%, 07/20/05		—	946,736	(946,736)	—
—	1,893,474	(1,893,474)	—	Jupiter Securitization Corp. 3.21%,		—	1,893,474	(1,893,474)	—
				07/15/05
—	1,907,193	(1,907,193)	—	Lehman Brothers, Inc.		—
				Repurchase Agreement 3.48% 7/1/2005 (b) Maturity Value of $1,907,735 (Collateralized by various corporate obligations)		—	1,907,193	(1,907,193)	—
—	946,736	(946,736)	—	Merrill Lynch & Co. Repurchase		—
				Agreement 3.48% 7/1/2005 (b) Maturity Value of $946,826 (Collateralized by various corporate obligations)		—	946,736	(946,736)	—
—	946,736	(946,736)	—	Nordea Bank of Finland Plc (NY		—	946,736	(946,736)	—
				Branch) 3.17%, 08/09/05
—	1,133,409	(1,133,409)	—	Park Avenue Receivables Corp. 3.30%,		—	1,133,409	(1,133,409)	—
				07/14/05
—	1,222,853	(1,222,853)	—	Prefco 3.28%, 07/08/05		—	1,222,853	(1,222,853)	—
—	1,136,084	(1,136,084)	—	Rabobank Nederland 3.25%, 08/08/05		—	1,136,084	(1,136,084)	—
—	946,736	(946,736)	—	Societe Generale 3.24%, 08/09/05		—	946,736	(946,736)	—
—	781,595	(781,595)	—	The Bank of the West 3.27%, 07/27/05		—	781,595	(781,595)	—
—	840,421	(840,421)	—	Toronto Dominion Bank 3.25%, 08/02/05		—	840,421	(840,421)	—
—	1,116,117	(1,116,117)	—	Wells Fargo 3.27%, 08/01/05		—	1,116,117	(1,116,117)	—

				TOTAL SECURITIES LENDING COLLATERAL —
				(Cost $0, $50,791,738, $0 and $50,791,738, respectively)		$—	$50,791,738	—	$50,791,738

				TOTAL INVESTMENTS — 107.4%
				(Cost $162,629,104, $462,136,839, ($2,168,295) $622,597,648, respectively)		$168,774,153	$509,031,118	($2,540,298)	$675,264,973

				The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

				* Non-income producing security.
				@ All or a portion of this security on loan at period end.
				(a) Security does not meet VIT Capital Growth Fund’s investment criteria and is assumed to be sold at June 30, 2005.
				(b) Unless noted, repurchase agreements were entered into on June 30, 2005.

				Investment Abbreviations:
				ADR American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Pro Forma Combined Statement of Assets and Liabilities
for the Goldman Sachs VIT Capital Growth Fund and the AIT Select Growth Fund
June 30, 2005
(Unaudited)

	GS VIT Capital	AIT Select			Pro Forma
	Growth Fund	Growth Fund	Adjustments		Combined Fund
Assets:
Investments in securities, at value (cost $162,629,104, $411,345,101, ($2,168,295) and $571,805,910, respectively)	$168,774,153	$458,239,380	($2,540,298	)(a)	$624,473,235
Securities lending collateral, at value	—	50,791,738	—		50,791,738
Cash	119,316	313,967	—		433,283
Receivables:
Fund shares sold	27,344	—	—		27,344
Dividends and Interest	91,440	390,066	—		481,506
Investment securities sold	207,673	1,381,010	2,540,298	(a)	4,128,981
Reimbursement from Adviser	1,358	—	—		1,358
Securities lending income	25	—	—
Other assets	5,268	—	—		5,268

Total assets	169,226,577	511,116,161	—		680,342,713

Liabilities:
Payables:
Payable upon return of securities loaned	—	50,791,738	—		50,791,738
Investment securities purchased	—	1,078,910	—		1,078,910
Fund shares repurchased	198,715	573,236	—		771,951
Amounts owed to affiliates	110,455	367,506	(367,506	)(b)	110,455
Accrued expenses and other liabilities	97,907	104,901	367,506	(b)	570,314

Total liabilities	407,077	52,916,291	—		53,323,368

Net Assets:
Paid-in capital	189,461,104	718,253,105	—		907,714,209
Accumulated undistributed net investment income	174,944	1,014,316	—		1,189,260
Accumulated net realized loss on investment transactions	(26,961,617)	(307,961,830)	372,003	(a)	(334,551,444)
Net unrealized gain on investments	6,145,069	46,894,279	(372,003	)(a)	52,667,345

Net Assets	$168,819,500	$458,199,870	—		$627,019,370

Net Asset Value, offering and redemption price per share:
Institutional	$10.08	$—	—		$10.08
Service	$—	$1.523	8.557	(c)	$10.08

Shares Outstanding:
Institutional	16,746,312	—	—		16,746,312
Service	—	300,785,072	(255,328,736	)(d)	45,456,336

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	16,746,312	300,785,072	(255,328,736	)(d)	62,202,648

(a)	Adjustment to reflect proceeds and gains realized on sales for Investments that do not meet GS VIT Capital Growth Fund’s investment criteria. Securities deemed to be sold at June 30, 2005.

(b)	Adjustment to reclass amount owed to affiliates of AIT Select Growth Fund.

(c)	Adjustment to AIT Select Growth Fund’s NAV based on GS VIT Capital Growth Fund’s Institutional Class NAV.

(d)	Service Shares of AIT Select Growth Fund are exchanged for new Service Shares of GS VIT Capital Growth Fund to be established upon consummation of the merger. Initial per shares values of Service Shares are presumed to equal that of the GS VIT Capital Growth Fund’s Institutional Shares.

The accompanying notes are an integral part of these financial statements.

Pro Forma Combined Statement of Operations
for the Goldman Sachs VIT Capital Growth Fund and the AIT Select Growth Fund
For the Twelve Months Ended June 30, 2005 (Unaudited)

	Goldman Sachs
	VIT Capital	AIT Select			Pro Forma
	Growth Fund	Growth Fund	Adjustments		Combined Fund
Investment Income:
Dividends	2,837,756	6,168,064	—		9,005,820
Interest (including securities lending income of $2,589, $58,176, $0 and $60,765, respectively)	36,916	71,972	—		108,888

Total income	2,874,672	6,240,036	—		9,114,708
Expenses:
Management fees	1,306,456	4,107,274	(362,516	)(a)	5,051,214
Distribution and Service fees	—	746,827	500,822	(b)	1,247,649
Transfer Agent fees	69,678	—	199,721	(c)	269,399
Custody and accounting fees	63,074	171,745	(86,981	)(d)	147,838
Printing fees	69,057	39,713	(43,774	)(d)	65,000
Audit and tax fees	29,019	56,306	(52,307	)(d)	33,018
Legal fees	22,988	37,837	(35,325	)(d)	25,500
Trustee fees	14,517	41,331	(41,331	)(d)	14,517
Other	17,231	7,469	—		24,700

Total expenses	1,592,020	5,208,502	78,309		6,878,833
Less — expense reductions	(5,901)	(178,662)	(564,849	)(e)	(749,412)

Net expenses	1,586,119	5,029,840	(486,540)		6,129,421

Net investment income	1,288,553	1,210,196	486,540		2,985,287

Realized and unrealized gain (loss) on investment, and foreign currency transactions:
Net realized gain from:
Investment transactions	4,719,491	26,765,145	372,003	(f)	31,856,649
Foreign currency related transactions	—	1,012	—		1,012
Net change in unrealized gain (loss) on
Investments	(1,363,491)	(9,009,852)	(372,003	)(f)	(10,745,346)

Net realized and unrealized gain on investment and foreign currency transactions	3,356,006	17,756,307	—		21,112,315

Net Increase in Net Assets Resulting from Operations	$4,644,559	$18,966,503	$486,540		$24,097,602

(a)	Adjustment to reflect decrease in management fee based on GS VIT Capital Growth Fund’s contractual fee rate.

(b)	Adjustments to reflect distribution and service fee based on VIT Capital Growth Fund’s contractual fee rate.

(c)	Adjustment to reflect transfer agent fees based on GS VIT Capital Growth Fund’s transfer agent fee rate.

(d)	Adjustment to reflect anticipated changes as a result of consolidation of printing, custody and accounting and other services.

(e)	Adjustment to reflect expense reduction based on GS VIT Capital Growth Fund expense cap and waivers.

(f)	Adjustment to reflect realized gains on investments that do not meet GS VIT Capital Growth Fund’s investment criteria, Securities deemed to be sold at June 30, 2005.

The accompanying notes are an integral part of these financial statements.

\

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Notes to Financial Statements

June 30, 2005 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Variable Insurance Trust Capital Growth Fund (the “VIT Capital Growth Fund”). The VIT Capital Growth Fund is a diversified portfolio under the Act. Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public. The VIT Capital Growth Fund offers two classes of Shares: Service and Institutional.

Allmerica Investment Trust (the “Allmerica Trust”) is registered under the Act, as an open-end, diversified management investment company established as a Massachusetts business trust. The Allmerica Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies; (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to certain funds and their affiliates. Allmerica Financial Corporation, the sponsor of the Allmerica Trust (“AFC”) has ceased all new sales of proprietary variable annuities and life insurance products. The Allmerica Trust is comprised of nine managed investment portfolios, including the Allmerica Investment Trust Select Growth Fund (the “AIT Select Growth Fund”).

2. BASIS OF COMBINATION

The unaudited pro forma Schedule of Investments, Statement of Assets and Liabilities, and Statement of Operations (“pro forma statements”) reflect the accounts of the VIT Capital Growth and the AIT Select Growth Funds as if the proposed reorganization occurred as of and for the twelve months ended June 30, 2005. Certain securities held by the AIT Select Growth Fund that do not meet the investment criteria or investment percentage limitations of the VIT Capital Growth Fund may be sold prior to or after the reorganization. Certain sales have been reflected in these pro forma statements as of June 30, 2005. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.

     The VIT Capital Growth Fund will be the accounting survivor for financial statement purposes. The Agreement and Plan of Reorganization provide for a tax-free acquisition of the AIT Select Growth Fund into the VIT Capital Growth Fund. The acquisition is expected to be completed in December 2005.

3. SHARES OF BENEFICIAL INTEREST

These pro forma statements give effect to the proposed transaction whereby all of the assets of the AIT Select Growth Fund will be exchanged for Service Shares of the VIT Capital Growth Fund. The VIT Capital Growth Fund will assume the liabilities, if any, of the AIT Select Growth Fund. Immediately thereafter, Service Shares of the VIT Capital Growth Fund will be distributed to the shareholders of the AIT Select Growth Fund. The AIT Select Growth Fund will then be dissolved.

     The amount of additional shares assumed to be issued under the reorganization was calculated based on the June 30, 2005 net assets of the AIT Select Growth Fund and the June 30, 2005 net asset value per share of the VIT Capital Growth Fund. These amounts are summarized as follows:

Service Class
Shares Issued in connection with merger	45,456,336
Net Assets June 30, 2005 of AIT Select Growth Fund	$458,199,870
Pro Forma Net Asset Value June 30, 2005	$10.08

4. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the VIT Capital Growth Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the VIT Capital Growth Fund, where applicable. Interest income is recorded on the basis of interest accrued premium amortized and discount accreted.

C. Federal Taxes — It is the VIT Capital Growth Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the VIT Capital Growth Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital.

     The VIT Capital Growth and the AIT Select Growth Funds had capital loss carryforwards as of their most recent fiscal year ended December 31, 2004. Expiration occurs on December 31 of the year indicated. The year and amount of expiration for each capital loss carryforward is indicated below (000):

Capital Loss Carryforward*	VIT Capital Growth Fund	AIT Select Growth Fund
Expiring 2008	$7,813	$38,031
Expiring 2009	13,983	136,492
Expiring 2010	6,239	92,315
Expiring 2011	1,065	53,526

Total	$29,100	$320,364

*	Utilization of these losses may be limited under the Code

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line or pro rata basis depending upon the nature of the expense.

E. Segregation Transactions — As set forth in the prospectus, the VIT Capital Growth Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the VIT Capital Growth Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the VIT Capital Growth Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the VIT Capital Growth Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the

2

VIT Capital Growth Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the VIT Capital Growth Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the VIT Capital Growth Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

F. Commission Recapture — The VIT Capital Growth Fund may direct portfolio trades, subject to obtaining best price and execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the VIT Capital Growth Fund as cash payments and are included in the net realized gain (loss) on investments in the Statement of Operations.

5. AGREEMENTS

     GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the VIT Capital Growth Fund. Under this Agreement, GSAM manages the VIT Capital Growth Fund, subject to the general supervision of the Trust’s Board of Trustees.

     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the VIT Capital Growth Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equal to an annual percentage rate of 0.75% of the VIT Capital Growth Fund’s average daily net assets.

     At a meeting held on June 16, 2005, the Board of Trustees of the Trust approved a fee reduction commitment for the VIT Capital Growth Fund which will be effective on a contractual basis in 2006. Effective July 1, 2005, GSAM will implement the fee reduction commitment on a voluntary basis and waive a portion of its Management Fee to achieve the following annual rates:

Average Daily Net Assets	Annual Rate

First $1 Billion	0.75%

Next $1 Billion	0.68%

Over $2 Billion	0.65%

     GSAM has voluntarily agreed to limit certain “Other Expenses” (excluding Management fees, Transfer Agency fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.11% of the average daily net assets of the VIT Capital Growth Fund. GSAM has agreed to maintain this expense limitation reduction through June 30, 2005 and on a voluntary basis thereafter. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the VIT Capital Growth Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the twelve months ended June 30, 2005, GSAM reimbursed approximately $5,100. After the completion of the proposed reorganization, amounts paid under the “Plan” described below will not be subject to this voluntary expense limitation.

     In addition, the VIT Capital Growth Fund has entered into certain offset arrangements with the custodian in a reduction in the VIT Capital Growth Fund’s expenses. For the twelve months ended June 30, 2005, custody fees were reduced by approximately $800.

     The Trust, on behalf of the VIT Capital Growth Fund, has adopted a Distribution and Service Plan (the “Plan”) with respect to its Service Share Class. Under the Plan, Goldman Sachs is entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of the VIT Capital Growth Fund’s average daily net assets attributable to Service Shares. Goldman Sachs has voluntarily agreed to limit Distribution and Service fees to 0.10% of the average daily net assets attributable to Service Shares.

     Goldman Sachs also serves as the transfer agent of the VIT Capital Growth Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of the VIT Capital Growth Fund.

     At June 30, 2005, the amounts owed to affiliates were approximately $104,900 and $5,600 for Management and Transfer Agent fees, respectively.

     GSAM has contractually agreed to limit the total annual operating expenses to 1.00% of the average daily net assets of the Service Shares of the VIT Capital Growth Fund for eighteen months following the Reorganization.

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the VIT Capital Growth Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the VIT Capital Growth Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the VIT Capital Growth Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     Both the VIT Capital Growth Fund and BGA receive compensation relating to the lending of the VIT Capital Growth Fund’s securities. The amount earned by the VIT Capital Growth Fund for the twelve months ended June 30, 2005, is reported parenthetically on the Statement of

3

Operations. For the twelve months ended June 30, 2005, BGA earned $457 in fees as securities lending agent. At June 30, 2005, the VIT Capital Growth Fund did not have any securities on loan. The VIT Capital Growth Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The VIT Capital Growth Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

4

Pro Forma Combined Schedule of Investments for the Goldman Sachs VIT International Equity Fund and the AIT Select International Equity Fund
June 30, 2005 (Unaudited)

Shares				Description	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
International	Select		Forma		International	Select		Forma
Equity	International		Combined		Equity	International		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments(c)	Fund

				Common Stocks – 98.4%
				Australia – 1.7%
324,543	–	–	324,543	Alumina Ltd.	$1,370,232	$–	$ –	$1,370,232
–	15,745	–	15,745	Australia & New Zealand Banking Group, Ltd.*	–	260,796	(681)	260,115
–	126,600	–	126,600	BHP Billiton, Ltd.	–	1,749,882	(20,266)	1,729,616
–	4,985	–	4,985	Macquarie Bank, Ltd.	–	226,830	(787)	226,043
–	44,581	–	44,581	National Australia Bank, Ltd.	–	1,044,322	(2,128)	1,042,194
–	22,530	–	22,530	Oil Search, Ltd.	–	52,674	(201)	52,473
–	5,601	–	5,601	RHI AG*	–	152,566	(305)	152,261
–	9,163	–	9,163	Rinker Group, Ltd.	–	97,693	(597)	97,096
–	36,000	–	36,000	Santos, Ltd.	–	310,347	(1,348)	308,999
–	29,435	–	29,435	Stockland	–	123,738	(291)	123,447
–	9,757	–	9,757	Suncorp-Metway, Ltd.	–	149,426	(352)	149,074
–	205,400	–	205,400	Telstra Corp.	–	791,497	(1,119)	790,378
–	20,320	–	20,320	Woolworths, Ltd.	–	255,487	(717)	254,770

					1,370,232	5,215,258	(28,792)	6,556,698

				Austria – 0.8%
–	2,392	–	2,392	Bank Austria Creditanstalt AG	–	249,513	(777)	248,736
–	4,287	–	4,287	Boehler-Uddeholm	–	567,276	(1,331)	565,945
–	4,400	–	4,400	Flughafen Wien AG	–	285,260	123	285,383
–	3,310	–	3,310	OMV AG	–	1,441,260	(1,827)	1,439,433
–	7,509	–	7,509	Voestalpine AG (a)	–	525,877	(314)	525,563
–	1,254	–	1,254	Wienerberger AG	–	58,199	(44)	58,155

					–	3,127,385	(4,170)	3,123,215

				Belgium – 2.0%
–	1,753	–	1,753	AGFA-Gevaert NV	–	48,450	–	48,450
–	5,076	–	5,076	Belgacom SA	–	173,446	(533)	172,913
–	700	–	700	Colruyt SA	–	95,421	(41)	95,380
–	6,700	–	6,700	Delhaize Group	–	401,958	(858)	401,100
–	116,829	–	116,829	Dexia	–	2,573,265	(5,816)	2,567,449
–	421	–	421	Electrabel SA	–	183,880	(179)	183,701
–	53,200	–	53,200	Fortis (a)	–	1,476,788	(5,122)	1,471,666
–	45,300	–	45,300	Fortis (Netherlands)	–	1,256,395	–	1,256,395
–	8,155	–	8,155	KBC Group	–	644,111	(1,160)	642,951
–	2,076	–	2,076	Solvay SA	–	213,312	(394)	212,918
–	13,700	–	13,700	UCB SA	–	665,982	(866)	665,116

					–	7,733,008	(14,969)	7,718,039

				Brasil – 0.3%
–	46,000	–	46,000	Cia Vale do Rio Doce, ADR (a)	–	1,346,881	–	1,346,881

				Canada – 0.8%
–	6,700	–	6,700	Canadian National Railway Co.	–	386,387	–	386,387
–	25,600	–	25,600	Canadian Natural Resources, Ltd.	–	927,415	–	927,415
–	2,300	–	2,300	Canadian Pacific Railway, Ltd.	–	79,550	–	79,550
–	13,600	–	13,600	EnCana Corp. (a)	–	536,299	–	536,299
–	2,600	–	2,600	Magna International, Inc., Class A	–	182,569	–	182,569
–	6,500	–	6,500	National Bank of Canada	–	288,565	–	288,565
–	4,200	–	4,200	Petro-Canada	–	273,295	–	273,295
–	2,200	–	2,200	Quebecor, Inc., Class B	–	52,990	–	52,990
–	4,200	–	4,200	Royal Bank of Canada	–	260,101	–	260,101
–	2,600	–	2,600	Telus Corp.	–	88,654	–	88,654
–	1,300	–	1,300	Telus Corp., Non Voting	–	45,674	–	45,674

					–	3,121,499	–	3,121,499

				Denmark – 0.0%
–	9	–	9	AP Moller – Maersk A/S, Class A	–	85,315	(343)	84,972
–	13	–	13	AP Moller – Maersk A/S, Class B	–	124,077	(480)	123,597
–	1,500	–	1,500	Tele Danmark	–	64,278	(90)	64,188

					–	273,670	(913)	272,757

				Finland – 1.1%
–	100	–	100	Finnair Oyj	–	858	(1)	857
–	31,900	–	31,900	Fortum Oyj	–	511,247	(764)	510,483
–	11,700	–	11,700	Kesko Oyj, Class B	–	293,507	(23)	293,484
–	2,800	–	2,800	Metso Oyj	–	61,029	(128)	60,901
–	150,700	–	150,700	Nokia Oyj (a)	–	2,524,567	(18,306)	2,506,261
–	11,700	–	11,700	Rautaruukki Oyj	–	174,774	(328)	174,446
–	28,900	–	28,900	Sampo Oyj, Class A	–	450,233	(404)	449,829
–	1,800	–	1,800	Wartsila Oyj, Class A	–	50,946	(53)	50,893
–	1,200	–	1,200	Wartsila Oyj, Class B	–	34,632	(47)	34,585

					–	4,101,793	(20,054)	4,081,739

				France – 10.9%
–	80,600	–	80,600	AXA	–	2,015,113	(9,391)	2,005,722
–	50,330	–	50,330	BNP Paribas	–	3,451,706	(15,889)	3,435,817
–	1,589	–	1,589	Bongrain SA		101,865	31	101,896

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
International	Select		Forma		International	Select		Forma
Equity	International		Combined		Equity	International		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments(c)	Fund

37,865	–	–	37,865	Cap Gemini SA*	$1,198,080	$–	$ –	$1,198,080
–	53,298	–	53,298	Cie de Saint-Gobain	–	2,958,372	(11,752)	2,946,620
91,003	–	–	91,003	Credit Agricole SA(a)	2,299,201	–	–	2,299,201
–	24,900	–	24,900	Dassault Systemes SA(a)	–	1,206,218	(3,223)	1,202,995
–	9,041	–	9,041	France Telecom SA	–	264,203	(1,223)	262,980
–	200	–	200	Fromageries Bel Vache qui Rit	–	33,867	–	33,867
–	19,600	–	19,600	Imerys SA	–	1,350,124	(1,367)	1,348,757
–	15,100	–	15,100	Lafarge SA	–	1,376,208	(4,387)	1,371,821
37,063	–	–	37,063	LVMH Moet Hennessy Louis Vuitton SA	2,853,332	–	–	2,853,332
–	6,923	–	6,923	Michelin, Class B	–	421,617	(1,434)	420,183
63,424	–	–	63,424	PagesJaunes SA(a)	1,481,457	–	–	1,481,457
41,605	14,871	–	56,476	PSA Peugeot Citroen*	2,453,514	881,014	(4,481)	3,330,047
–	9,285	–	9,285	Sanofi-Aventis	–	762,563	(2,519)	760,044
28,929	–	–	28,929	Schneider Electric SA(a)	2,175,404	–	–	2,175,404
–	56,039	–	56,039	Scor SA	–	112,518	98	112,616
–	8,552	–	8,552	Societe Generale	–	870,454	(3,684)	866,770
–	5,577	–	5,577	Suez SA	–	151,305	(632)	150,673
16,343	–	–	16,343	Total Fina Elf SA Class B(a)	3,824,192	–	–	3,824,192
–	33,546	–	33,546	Total SA, Class B	–	7,883,832	(38,099)	7,845,733
21,930	4,798	–	26,728	Vinci SA(a)	1,822,462	399,275	(741)	2,220,996

					18,107,642	24,240,254	(98,693)	42,249,203

				Germany – 6.3%
–	1,914	–	1,914	Adidas-Salomon AG	–	320,662	(1,553)	319,109
–	587	–	587	Allianz AG	–	67,429	(507)	66,922
–	10,475	–	10,475	Altana AG	–	599,673	(1,635)	598,038
–	29,184	–	29,184	BASF AG	–	1,941,473	(10,813)	1,930,660
–	55,649	–	55,649	Bayerische Motoren Werke (BMW) AG	–	2,539,616	(17,129)	2,522,487
–	268	–	268	Celesio AG	–	21,067	(51)	21,016
–	1,750	–	1,750	Continental AG	–	126,135	(717)	125,418
–	8,269	–	8,269	DaimlerChrysler AG	–	335,859	(1,624)	334,235
–	2,299	–	2,299	Deutsche Bank AG	–	179,943	(1,031)	178,912
–	63,500	–	63,500	Deutsche Post AG	–	1,483,900	(6,782)	1,477,118
34,565	25,185	–	59,750	E.ON AG*	3,068,440	2,244,478	(9,837)	5,303,081
–	914	–	914	HeidelbergCement AG	–	65,768	(474)	65,294
–	3,586	–	3,586	HypoVereinsbank*	–	93,298	(325)	92,973
–	3,709	–	3,709	Man AG	–	154,012	(767)	153,245
–	6,619	–	6,619	Merck KGaA	–	527,356	(1,973)	525,383
61,998	–	–	61,998	Premiere AG*	2,145,768	–	–	2,145,768
–	9,414	–	9,414	RWE AG	–	607,822	(3,596)	604,226
–	7,100	–	7,100	SAP AG	–	1,236,730	(9,036)	1,227,694
15,439	33,420	–	48,859	Schering AG	948,590	2,056,730	(4,384)	3,000,936
–	2,300	–	2,300	Schwarz Pharma AG	–	104,324	248	104,572
–	26,100	–	26,100	Siemens AG	–	1,904,889	(9,433)	1,895,456
–	9,200	–	9,200	Suedzucker AG	–	184,166	(487)	183,679
–	17,926	–	17,926	ThyssenKrupp AG	–	312,010	(2,253)	309,757
–	10,582	–	10,582	TUI AG(a)	–	262,261	–	262,261
–	16,300	–	16,300	Volkswagen AG	–	745,646	(3,136)	742,510

					6,162,798	18,115,247	(87,295)	24,190,750

				Greece – 0.0%
–	2,411	–	2,411	Alpha Credit Bank SA	–	64,268	(165)	64,103

				Hong Kong – 2.7%
–	9,000	–	9,000	Cheung Kong Holdings, Ltd.	–	87,717	(437)	87,280
–	18,000	–	18,000	Chueng Kong Infrastucture	–	53,614	(254)	53,360
–	118,500	–	118,500	CLP Holdings, Ltd.	–	680,005	(1,144)	678,861
270,320	–	–	270,320	Dah Sing Banking Group Ltd.	501,409	–	–	501,409
137,313	–	–	137,313	Dah Sing Financial Group	916,994	–	–	916,994
352,000	100,000	–	452,000	Esprit Holdings, Ltd.	2,538,278	723,738	(2,743)	3,259,273
–	16,000	–	16,000	Guoco Group, Ltd.	–	164,691	(239)	164,452
–	113,000	–	113,000	Hang Lung Group, Ltd.	–	200,639	(548)	200,091
–	213,000	–	213,000	Hong Kong Electric	–	972,897	(1,805)	971,092
–	28,000	–	28,000	Hong Kong Ferry Holdings Co.	–	33,864	(94)	33,770
562,000	–	–	562,000	Techtronic Industries Co. Ltd.	1,412,836	–	–	1,412,836
274,000	–	–	274,000	Wing Hang Bank Ltd.	1,776,417	–	–	1,776,417
–	82,000	–	82,000	Yue Yuen Industrial Holdings, Ltd.	–	251,102	(879)	250,223

					7,145,934	3,168,267	(8,143)	10,306,058

				Hungary – 0.3%
15,400	–	–	15,400	OTP Bank Rt. GDR	1,036,420	–	–	1,036,420

				Ireland – 0.8%
–	18,785	–	18,785	Allied Irish Banks PLC	–	402,169	–	402,169
–	112,075	–	112,075	Bank of Ireland	–	1,819,219	–	1,819,219
–	30,735	–	30,735	CRH, Plc	–	816,003	–	816,003

					–	3,037,391	–	3,037,391

				Italy – 4.3%
429,158	59,632	–	488,790	Banca Intesa SpA*	1,959,175	273,004	(456)	2,231,723
–	38,204	–	38,204	Banca Intesa SpA RNC	–	163,351	(909)	162,442
–	53,746	–	53,746	Banca Monte dei Paschi di Siena SpA(a)	–	189,662	(433)	189,229
–	10,101	–	10,101	Banca Popolare di Milano	–	99,635	(268)	99,367
–	3,338	–	3,338	Banche Popolari Unite Scrl	–	66,215	(69)	66,146
–	44,110	–	44,110	Capitalia SpA	–	247,026	(1,082)	245,944
–	187,208	–	187,208	Enel SpA(a)	–	1,630,350	2,550	1,632,900
–	360,918	–	360,918	ENI SpA(a)	–	9,302,846	(33,789)	9,269,057
–	32,801	–	32,801	Fiat SpA*	–	238,443	(71)	238,372

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
International	Select		Forma		International	Select		Forma
Equity	International		Combined		Equity	International		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments(c)	Fund

–	5,900	–	5,900	Fiat SpA – RCN*	$–	$39,535	$ (941)	$38,594
–	4,408	–	4,408	FinecoGroup SpA	–	39,508	(184)	39,324
–	66,944	–	66,944	Finmeccanica SpA	–	62,551	(251)	62,300
–	9,200	–	9,200	IFI-Istituto Finanziario Industriale SpA*	–	129,751	(130)	129,621
–	13,400	–	13,400	Italcementi SpA	–	147,817	(264)	147,553
–	1,300	–	1,300	Italmobiliare SpA	–	82,111	(112)	81,999
–	64,800	–	64,800	Mediaset SpA	–	763,410	(1,662)	761,748
–	4,500	–	4,500	Natuzzi SpA, Sponsored ADR	–	36,630	0	36,630
–	12,821	–	12,821	Sanpaolo IMI SpA (a)	–	176,167	(588)	175,579
–	27,700	–	27,700	SMI-Societa Metallurgica Italiana SpA*	–	21,744	(37)	21,707
–	7,538	–	7,538	Snam Rete Gas SpA	–	40,345	(77)	40,268
–	303,840	–	303,840	Telecom Italia SpA	–	788,308	(2,783)	785,525

					1,959,175	14,538,409	(41,556)	16,456,028

				Japan – 18.5%
–	3,580	–	3,580	Acom Co., Ltd.	–	229,500	(1,350)	228,150
–	2,350	–	2,350	Aiful Corp.	–	175,228	(503)	174,725
–	6,700	–	6,700	Aisin Seiki Co., Ltd.	–	145,284	(489)	144,795
–	6,000	–	6,000	Alps Electric Co., Ltd.	–	91,858	(377)	91,481
–	10,000	–	10,000	Asahi Kasei Corp	–	47,606	(254)	47,352
–	52,200	–	52,200	Astellas Pharma Inc.	–	1,783,771	(5,874)	1,777,897
–	5,800	–	5,800	Autobacs Seven Co., Ltd.	–	195,059	(700)	194,359
–	3,000	–	3,000	Canon Sales Co., Inc.	–	50,582	(174)	50,408
–	47,200	–	47,200	Canon, Inc.	–	2,485,330	(11,364)	2,473,966
–	35,500	–	35,500	Chubu Electric Power Co., Inc. (a)	–	851,411	(690)	850,721
–	58,500	–	58,500	Chugai Pharmaceutical Co., Ltd.	–	903,002	(2,206)	900,796
–	10,400	–	10,400	Chugoku Electric Power Co., Inc.	–	203,011	(244)	202,767
–	24,000	–	24,000	Cosmo Oil Co., Ltd.	–	101,704	(96)	101,608
55,300	26,800	–	82,100	Credit Saison Co., Ltd.	1,830,362	891,642	(4,594)	2,717,410
–	28,000	–	28,000	Daido Steel Co., Ltd.	–	126,228	(955)	125,273
–	19,400	–	19,400	Daiichi Pharmaceutical Co., Ltd.	–	429,420	(1,956)	427,464
–	53,100	–	53,100	Daikin Industries, Ltd.	–	1,328,577	(5,934)	1,322,643
–	8,900	–	8,900	Daito Trust Construction Co., Ltd.	–	333,018	(669)	332,349
–	16,000	–	16,000	Daiwa Kosho Lease Co., Ltd.	–	86,557	(295)	86,262
–	25,500	–	25,500	Eisai Co., Ltd.	–	857,587	(3,329)	854,258
–	2,400	–	2,400	Electric Power Development Co.	–	69,462	(299)	69,163
–	18,700	–	18,700	Fanuc, Ltd.	–	1,188,666	(5,737)	1,182,929
–	101,000	–	101,000	Fuji Heavy Industries, Ltd.	–	420,719	(2,029)	418,690
–	51,000	–	51,000	Furukawa Electric Co. (The), Ltd.*	–	197,728	(1,613)	196,115
–	7,200	–	7,200	Hirose Electric Co., Ltd.	–	792,643	(3,681)	788,962
–	17,000	–	17,000	Hokkaido Electric Power Co., Inc.	–	347,940	(457)	347,483
–	89,300	–	89,300	Honda Motor Co., Ltd.	–	4,404,211	(18,277)	4,385,934
–	14,400	–	14,400	Hoya Corp.	–	1,661,888	(7,514)	1,654,374
–	87,000	–	87,000	Isuzu Motors, Ltd.	–	233,757	(2,106)	231,651
–	99,000	–	99,000	Itochu Corp.	–	500,757	(3,199)	497,558
–	2,000	–	2,000	Itoham Foods, Inc.	–	8,584	(26)	8,558
–	2,000	–	2,000	Japan Airport Terminal, Co., Ltd.	–	18,538	(139)	18,399
–	30	–	30	Japan Tobacco, Inc.	–	400,325	(1,498)	398,827
–	5,800	–	5,800	JFE Holdings, Inc.	–	143,287	(739)	142,548
–	109,000	–	109,000	Kajima Corp.	–	402,939	(1,626)	401,313
–	25,000	–	25,000	Kamigumi Co., Ltd.	–	192,949	(603)	192,346
–	16,000	–	16,000	Kandenko Co., Ltd.	–	96,799	(211)	96,588
–	27,900	–	27,900	Kansai Electric Power Co. (The), Inc.	–	560,968	(715)	560,253
–	83,000	–	83,000	Kao Corp.	–	1,956,947	(6,800)	1,950,147
–	170,000	–	170,000	Kawasaki Heavy Industries, Ltd. (a)	–	326,481	(1,083)	325,398
–	24,000	–	24,000	Kawasaki Kisen Kaisha, Ltd.	–	142,386	(1,012)	141,374
–	8,000	–	8,000	Kikkoman Corp.	–	70,760	(222)	70,538
–	63,000	–	63,000	Kobe Steel, Ltd.	–	118,718	(742)	117,976
–	34,000	–	34,000	Komatsu, Ltd.	–	263,944	(1,251)	262,693
–	5,400	–	5,400	Konami Corp.	–	113,930	(495)	113,435
–	19,000	–	19,000	Kyushu Electric Power Co., Inc.	–	412,857	(305)	412,552
–	12,500	–	12,500	Leopalace21 Corp.	–	207,713	(454)	207,259
–	28,000	–	28,000	Maeda Corp.	–	150,464	126	150,590
–	7,000	–	7,000	Makita Corp.	–	137,589	(906)	136,683
–	150,000	–	150,000	Marubeni Corp.	–	515,283	(3,846)	511,437
–	6,000	–	6,000	Maruichi Steel Tube, Ltd.	–	128,753	(152)	128,601
–	77,000	–	77,000	Matsushita Electric Industrial Co., Ltd.	–	1,168,434	(4,682)	1,163,752
–	129,000	–	129,000	Mazda Motor Corp. (a)	–	485,015	(1,795)	483,220
125	–	–	125	Millea Holdings, Inc.	1,676,395	–	–	1,676,395
–	65,000	–	65,000	Mitsubishi Chemical Corp.	–	190,470	(1,161)	189,309
–	158,800	–	158,800	Mitsubishi Corp.	–	2,159,142	(11,535)	2,147,607
–	77,000	–	77,000	Mitsubishi Materials Corp.	–	181,895	(1,048)	180,847
–	262	–	262	Mitsubishi Tokyo Financial Group, Inc.	–	2,222,901	(14,342)	2,208,559
–	21,000	–	21,000	Mitsui & Co., Ltd.	–	198,810	(856)	197,954
–	27,000	–	27,000	Mitsui Chemicals, Inc.	–	158,480	(602)	157,878
199,000	–	–	199,000	Mitsui Fudosan Co. Ltd.	2,219,327	–	–	2,219,327
–	28,000	–	28,000	Mitsui O.S.K. Lines, Ltd.	–	172,933	(1,184)	171,749
–	41,000	–	41,000	Mitsui Trust Holdings, Inc.	–	421,423	(3,349)	418,074
–	33	–	33	Mizuho Financial Group, Inc.	–	149,364	(1,025)	148,339
–	9,000	–	9,000	Nagase & Co., Ltd.	–	91,858	(717)	91,141
–	236,000	–	236,000	Nikko Cordial Corp.	–	1,038,391	(7,239)	1,031,152
–	7,900	–	7,900	Nintendo Co., Ltd.	–	826,256	(2,430)	823,826
–	8,000	–	8,000	Nippo Corp.	–	55,396	(100)	55,296
–	62,000	–	62,000	Nippon Light Metal Co., Ltd.	–	147,020	(805)	146,215
–	38,500	–	38,500	Nippon Mining Holdings, Inc.	–	218,344	(696)	217,648

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
International	Select		Forma		International	Select		Forma
Equity	International		Combined		Equity	International		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments(c)	Fund

–	23,000	–	23,000	Nippon Oil Corp.	$–	$156,154	$ (525)	$155,629
–	156,000	–	156,000	Nippon Steel Corp.	–	362,889	(2,345)	360,544
–	9,000	–	9,000	Nippon Suisan Kaisha, Ltd.	–	33,919	(93)	33,826
–	45,000	–	45,000	Nippon Yusen Kabushiki Kaisha	–	258,859	(1,611)	257,248
–	48,000	–	48,000	Nishimatsu Construction Co., Ltd. (a)	–	173,113	(390)	172,723
–	28,600	–	28,600	Nissan Motor Co., Ltd.	–	283,138	(397)	282,741
–	7,000	–	7,000	Nisshin Oillio Group, Ltd.	–	39,320	(219)	39,101
–	13,300	–	13,300	Nissin Food Products Co., Ltd.	–	341,164	(589)	340,575
–	27,900	–	27,900	Nitto Denko Corp.	–	1,599,892	(10,189)	1,589,703
347	–	–	347	NTT Urban Development Corp.	1,417,144	–	–	1,417,144
–	27,000	–	27,000	Obayashi Corp.	–	145,334	(814)	144,520
4,600	–	–	4,600	OBIC Co. Ltd.	778,782	–	–	778,782
–	7,000	–	7,000	Olympus Corp.	–	134,433	(518)	133,915
–	9,100	–	9,100	Ono Pharmaceutical Co., Ltd.	–	431,575	(1,062)	430,513
–	155,000	–	155,000	Osaka Gas Co., Ltd.	–	487,738	(767)	486,971
–	4,600	–	4,600	Promise Co., Ltd.	–	294,888	(1,216)	293,672
–	38,000	–	38,000	Resona Holdings, Inc.*	–	70,922	(598)	70,324
77,000	–	–	77,000	RICOH Co. Ltd.	1,198,788	–	–	1,198,788
–	6,900	–	6,900	Ryosan Co.	–	164,863	(562)	164,301
–	29,400	–	29,400	Sankyo Co., Ltd.	–	564,620	(2,129)	562,491
–	30,500	–	30,500	Secom Co., Ltd.	–	1,311,739	(3,151)	1,308,588
–	69,000	–	69,000	Shimizu Corp.	–	321,639	(1,901)	319,738
49,700	32,700	–	82,400	Shin-Etsu Chemical Co., Ltd.	1,880,458	1,241,250	(4,007)	3,117,701
–	9,000	–	9,000	Shizuoka Bank (The), Ltd.	–	77,333	(365)	76,968
–	11,500	–	11,500	SMC Corp.	–	1,254,621	(7,868)	1,246,753
–	3,000	–	3,000	Stanley Electric Co., Ltd.	–	48,688	(247)	48,441
–	39,000	–	39,000	Sumitomo Chemical Co., Ltd.	–	179,335	(811)	178,524
–	217,000	–	217,000	Sumitomo Corp.	–	1,739,365	(9,116)	1,730,249
–	3,000	–	3,000	Sumitomo Electric Industries, Ltd.	–	30,728	(162)	30,566
–	18,000	–	18,000	Sumitomo Heavy Industries, Ltd.	–	86,503	(371)	86,132
–	157,000	–	157,000	Sumitomo Metal Industries, Ltd.	–	268,957	(2,208)	266,749
–	9,000	–	9,000	Sumitomo Metal Mining Co., Ltd.	–	61,753	(469)	61,284
–	33,000	–	33,000	Taiheiyo Cement Corp.	–	88,071	(313)	87,758
–	116,000	–	116,000	Taisei Corp.	–	391,164	(1,606)	389,558
–	33,000	–	33,000	Taisho Pharmaceutical Co., Ltd.	–	642,683	(2,011)	640,672
–	114,500	–	114,500	Takeda Pharmaceutical Co., Ltd.	–	5,678,027	(16,253)	5,661,774
–	15,780	–	15,780	Takefuji Corp.	–	1,067,081	(5,010)	1,062,071
–	29,000	–	29,000	Teijin, Ltd.	–	134,659	(451)	134,208
–	12,500	–	12,500	Terumo Corp.	–	360,653	(1,007)	359,646
–	29,100	–	29,100	Tohoku Electric Power Co., Inc.	–	620,517	(517)	620,000
–	20,300	–	20,300	Tokyo Electric Power Co. (The), Inc.	–	484,118	(584)	483,534
–	45,000	–	45,000	Tokyo Gas Co., Ltd.	–	168,380	(332)	168,048
–	42,000	–	42,000	TonenGeneral Sekiyu K.K.	–	454,422	(902)	453,520
–	1,000	–	1,000	Toshiba TEC Corp.	–	4,436	(19)	4,417
–	15,000	–	15,000	Tosoh Corp.	–	62,348	(398)	61,950
–	15,200	–	15,200	Toyota Motor Corp.	–	544,081	(1,657)	542,424
–	1,000	–	1,000	Wacoal Corp.	–	12,659	(37)	12,622
–	2,300	–	2,300	Yamada Denki Co., Ltd.	–	132,305	(228)	132,077
–	8,000	–	8,000	Yamato Transport Co., Ltd.	–	111,081	(460)	110,621

					11,001,256	60,511,909	(249,715)	71,263,450

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
International	Select		Forma		International	Select		Forma
Equity	International		Combined		Equity	International		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments(c)	Fund

				Luxembourg – 0.1%
–	11,410	–	11,410	Arcelor	$–	$223,852	$ –	$223,852

				Mexico – 0.3%
–	17,400	–	17,400	Fomento Economico Mexicano SA de CV, Sponsored ADR	–	1,036,518	–	1,036,518

				Netherlands – 6.5%
–	252,119	–	252,119	ABN-Amro Holdings	–	6,205,743	(14,822)	6,190,921
–	79,217	–	79,217	Aegon NV	–	1,026,199	(6,624)	1,019,575
–	12,800	–	12,800	Akzo Nobel NV	–	504,411	(1,318)	503,093
–	5,101	–	5,101	Corio NV	–	284,865	(841)	284,024
–	5,025	–	5,025	DSM NV	–	344,014	(666)	343,348
–	83,200	–	83,200	Elsevier NV	–	1,159,310	(2,133)	1,157,177
–	700	–	700	Gamma Holding NV	–	29,592	(37)	29,555
–	11,783	–	11,783	Heineken NV	–	363,999	(668)	363,331
49,762	220,524	–	270,286	ING Groep NV*	1,398,671	6,233,592	(38,349)	7,593,914
–	65,300	–	65,300	Koninklijke (Royal) Phillips Electronics NV	–	1,650,758	(6,785)	1,643,973
–	26,338	–	26,338	Koninklijke Ahold NV*	–	216,628	(968)	215,660
–	11,086	–	11,086	Koninklijke Wessanen NV	–	156,886	(180)	156,706
–	13,242	–	13,242	Oce NV	–	195,085	(379)	194,706
–	31,950	–	31,950	Royal Dutch Petroleum Co.	–	2,086,837	(10,832)	2,076,005
54,662	–	–	54,662	VNU NV*	1,521,493	–	–	1,521,493
–	2,900	–	2,900	Wereldhave NV	–	309,203	(326)	308,877
–	77,100	–	77,100	Wolters Kluwer NV	–	1,475,315	(4,417)	1,470,898

					2,920,164	22,242,437	(89,345)	25,073,256

				Norway – 1.0%
–	51,600	–	51,600	DnB Nor ASA	–	538,441	(2,313)	536,128
–	3,500	–	3,500	Kvaerner ASA*	–	69,700	(422)	69,278
–	13,100	–	13,100	Norsk Hydro ASA	–	1,201,734	(12,016)	1,189,718
–	5,300	–	5,300	Orkla ASA	–	195,289	(423)	194,866
219,446	–	–	219,446	Telenor ASA	1,745,027	–	–	1,745,027
–	7,800	–	7,800	Yara International ASA	–	124,026	(863)	123,163

					1,745,027	2,129,190	(16,037)	3,858,180

				Russia – 0.7%
43,600	–	–	43,600	LUKOIL ADR	1,604,916	–	–	1,604,916
38,300	–	–	38,300	Mobile Telesystems ADR	1,288,795	–	–	1,288,795

					2,893,711	–	–	2,893,711

				Singapore – 0.3%
–	94,000	–	94,000	Capitaland, Ltd.	–	132,610	(338)	132,272
–	249,000	–	249,000	ComfortDelgro Corp., Ltd.	–	249,435	(532)	248,903
–	43,000	–	43,000	DBS Group Holding, Ltd.	–	364,482	(934)	363,548
–	31,000	–	31,000	Fraser & Neave, Ltd.	–	288,492	(811)	287,681
–	15,000	–	15,000	Hotel Properties, Ltd.	–	11,114	(16)	11,098
–	16,000	–	16,000	Keppel Corp., Ltd.	–	118,550	(424)	118,126
–	20,000	–	20,000	Neptune Orient Lines, Ltd.	–	44,812	(77)	44,735
–	23,020	–	23,020	SembCorp Industries, Ltd.	–	36,432	(94)	36,338
–	43,000	–	43,000	Straits Trading Co., Ltd.	–	57,858	(56)	57,802
–	46,000	–	46,000	United Industrial Corp., Ltd.	–	27,130	(45)	27,085

					–	1,330,915	(3,327)	1,327,588

				South Korea – 1.5%
24,734	–	–	24,734	Hyundai Motor Co. GDR(a)(b)	695,026	–	–	695,026
46,054	–	–	46,054	Hyundai Motor Co. Ltd. GDR(b)	1,303,328	–	–	1,303,328
5,000	4,560	–	9,560	Samsung Electronics Co. Ltd. GDR(a)(b)	1,196,250	–	–	1,196,250
5,900	–	–	5,900	Samsung Electronics Co. Ltd. GDR(a)(b)	961,700	1,089,811	–	2,051,511
–	32,100	–	32,100	SK Telecom Co., Ltd., ADR	–	654,840	–	654,840

					4,156,304	1,744,651	–	5,900,955

				Spain – 2.7%
–	629	–	629	Acciona SA	–	62,386	(109)	62,277
–	5,840	–	5,840	ACS, Actividades de Construccion y Servicios SA	–	163,456	(402)	163,054
–	32,200	–	32,200	Altadis SA	–	1,350,310	(3,839)	1,346,471
164,415	–	–	164,415	Banco Bilbao Vizcaya Argentaria SA	2,526,198	–	–	2,526,198
–	179,000	–	179,000	Banco Popular Espanol SA	–	2,162,929	(3,992)	2,158,937
–	71,911	–	71,911	Endesa SA	–	1,688,281	(17,575)	1,670,706
–	1,200	–	1,200	Fomento de Construcciones Y Contratas SA	–	67,624	(180)	67,444
–	47,716	–	47,716	Iberdrola SA	–	1,259,339	(3,421)	1,255,918
–	41,700	–	41,700	Repsol YPF SA	–	1,067,273	(9,534)	1,057,739
–	9,984	–	9,984	Sacyr Vallehermoso SA	–	235,364	(452)	234,912

					2,526,198	8,056,962	(39,504)	10,543,656

				Sweden – 3.0%
–	5,400	–	5,400	Atlas Copco AB-Class A	–	85,796	(439)	85,357
–	11,800	–	11,800	Electrolux AB, Class B	–	251,738	(870)	250,868
–	525,200	–	525,200	Ericsson AB, Class B	–	1,689,081	0	1,689,081
–	25,500	–	25,500	Hennes & Mauritz AB, Class B	–	898,514	(3,205)	895,309
–	7,000	–	7,000	Holmen AB, Class B	–	189,249	(363)	188,886
–	90,600	–	90,600	Nordea Bank AB*	–	824,212	(2,524)	821,688
164,415	–	–	164,415	Skandia Forsakrings AB*	2,216,987	–	–	2,216,987
–	18,400	–	18,400	Skanska AB, Class B	–	227,508	(570)	226,938
–	4,400	–	4,400	SKF AB, Class B	–	45,102	(289)	44,813
403,898	–	–	403,898	Svenska Cellulosa AB (SCA) Series B	2,600,792	–	–	2,600,792
–	37,400	–	37,400	Swedish Match AB	–	425,297	(686)	424,611
81,268	–	–	81,268	Telefonaktiebolaget LM Ericsson	2,091,194	–	–	2,091,194
–	46,500	–	46,500	TeliaSonera AB	–	222,236	(706)	221,530

					6,908,973	4,858,733	(9,652)	11,758,054

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
International	Select		Forma		International	Select		Forma
Equity	International		Combined		Equity	International		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments (c)	Fund

				Switzerland – 7.0%
–	38,350	–	38,350	Adecco SA	$–	$1,745,832	$ (7,796)	$1,738,036
–	6	–	6	Banque Cantonale Vaudoise	–	1,442	(1)	1,441
44,054	11,088	–	55,142	Credit Suisse Group*	1,726,812	436,917	(2,751)	2,160,978
–	32,400	–	32,400	Holcim, Ltd.	–	1,969,989	(4,058)	1,965,931
13,835	10,700	–	24,535	Nestle SA	3,534,327	2,735,784	(5,209)	6,264,902
55,169	59,300	–	114,469	Novartis AG	2,619,239	2,822,049	(9,646)	5,431,642
–	21,900	–	21,900	Roche Holdings AG	–	2,768,975	(8,606)	2,760,369
–	2,173	–	2,173	Swisscom AG	–	708,044	(633)	707,411
–	39,140	–	39,140	UBS AG	–	3,051,019	(3,065)	3,047,954
–	527	–	527	Valora Holding AG*	–	119,236	(87)	119,149
–	15,533	–	15,533	Zurich Financial Services AG*	–	2,673,490	–	2,673,490

					7,880,378	19,032,777	(41,852)	26,871,303

				Taiwan – 0.4%
164,062.98	–	–	164,063	Hon Hai Precision Industry Co. Ltd. GDR	1,698,052	–	–	1,698,052

				United Kingdom – 24.4%
–	17,100	–	17,100	Allied Domecq, Plc	–	206,940	(421)	206,519
–	12,590	–	12,590	Arriva, Plc	–	123,017	(273)	122,744
–	31,280	–	31,280	Astrazeneca, Plc	–	1,296,017	(5,587)	1,290,430
–	76,226	–	76,226	Aviva, Plc	–	850,036	(3,092)	846,944
–	367,513	–	367,513	Barclays, Plc	–	3,660,166	(14,942)	3,645,224
–	34,057	–	34,057	Barratt Developments, Plc	–	437,488	(595)	436,893
–	38,314	–	38,314	BBA Group, Plc	–	211,912	1	211,913
–	318,900	–	318,900	BG Group, Plc	–	2,624,286	(4,428)	2,619,858
–	83,354	–	83,354	Boots Group, Plc	–	910,097	(1,796)	908,301
113,600	109,722	–	223,322	BP Amoco Capital, Plc	1,181,406	1,142,915	(1,106)	2,323,215
–	99,600	–	99,600	British Land Co., Plc	–	1,564,254	(2,834)	1,561,420
–	426,547	–	426,547	BT Group, Plc	–	1,758,890	(1,138)	1,757,752
–	43,421	–	43,421	Cadbury Schweppes, Plc	–	414,926	(1,446)	413,480
33,548	–	–	33,548	Carnival Plc	1,902,148.00	–	–	1,902,148
–	517,631	–	517,631	Centrica, Plc	–	2,150,720	(5,841)	2,144,879
–	8,406	–	8,406	Cobham, Plc	–	213,250	(228)	213,022
–	23,300	–	23,300	Diageo, Plc	–	343,795	(809)	342,986
–	253,871	–	253,871	Dixons Group, Plc	–	714,590	(2,474)	712,116
–	17,973	–	17,973	Gallaher Group Plc	–	267,128	(268)	266,860
139,837	502,236	–	642,073	GlaxoSmithKline, Plc	3,378,957	12,164,861	(21,277)	15,522,541
–	16,360	–	16,360	GUS, Plc	–	258,260	(698)	257,562
–	13,001	–	13,001	Hanson Plc	–	125,052	(276)	124,776
–	133,083	–	133,083	HBOS, Plc	–	2,053,135	(5,719)	2,047,416
–	306,400	–	306,400	HSBC Holdings, Plc	–	4,927,851	–	4,927,851
–	24,532	–	24,532	Imi, Plc	–	183,406	(528)	182,878
–	43,200	–	43,200	Imperial Tobacco Group, Plc	–	1,164,090	(2,439)	1,161,651
–	56,200	–	56,200	J Sainsbury, Plc	–	287,413	(753)	286,660
–	391,444	–	391,444	Kingfisher, Plc	–	1,726,429	(7,995)	1,718,434
–	313,682	–	313,682	Lloyds TSB Group, Plc	–	2,660,080	(9,328)	2,650,752
–	675,600	–	675,600	Morrison WM Supermarkets	–	2,252,924	(7,788)	2,245,136
–	292,918	–	292,918	National Grid Transco, Plc	–	2,841,105	(8,208)	2,832,897
–	25,320	–	25,320	Next, Plc	–	685,010	(2,165)	682,845
–	92,055	–	92,055	Northern Foods, Plc	–	260,764	(307)	260,457
–	539	–	539	Persimmon, Plc	–	7,547	(17)	7,530
225,906	–	–	225,906	Prudential Plc	2,001,818	–	–	2,001,818
226,821	–	–	226,821	Rolls-Royce Group Plc*	1,163,687	–	–	1,163,687
41,960	92,300	–	134,260	Royal Bank of Scotland	1,263,369	2,789,994	(9,159)	4,044,204
–	82,540	–	82,540	Schroders, Plc	–	1,120,223	(3,084)	1,117,139
–	78,614	–	78,614	Scottish & Southern Energy, Plc	–	1,427,754	(4,206)	1,423,548
–	76,441	–	76,441	Scottish Power, Plc	–	680,440	(1,735)	678,705
–	14,500	–	14,500	Severn Trent, Plc	–	264,383	(625)	263,758
–	181,453	–	181,453	Shell Transportation & Trading Co., Plc	–	1,765,663	(7,590)	1,758,073
140,580	–	–	140,580	Shire Pharmaceuticals Group Plc	1,535,050	–	–	1,535,050
–	152,621	–	152,621	Smith & Nephew, Plc	–	1,507,682	(6,269)	1,501,413
–	27,814	–	27,814	Smith WH, Plc	–	182,012	(467)	181,545
–	92,000	–	92,000	Standard Chartered, Plc	–	1,682,410	(5,222)	1,677,188
–	12,158	–	12,158	Tate & Lyle, Plc	–	103,974	(231)	103,743
–	41,006	–	41,006	Taylor Woodrow, Plc	–	248,306	(815)	247,491
–	490,000	–	490,000	Tesco, Plc	–	2,800,208	(6,870)	2,793,338
–	13,200	–	13,200	The Berkeley Group Holdings, Plc	–	216,540	(744)	215,796
1,776,789	1,918,800	–	3,695,589	Vodafone Airtouch, Plc	4,319,840	4,678,564	(10,465)	8,987,939
–	45,608	–	45,608	Wimpey (George), Plc	–	358,963	(885)	358,078
–	142,424	–	142,424	Wolseley, Plc	–	2,997,749	(10,246)	2,987,503
361,099	–	–	361,099	W.M. Supermarkets Plc	1,199,225	–	–	1,199,225
205,736	102,808	–	308,544	WPP Group, Plc	2,107,330	1,058,914	(5,188)	3,161,056

					20,052,830	74,372,133	(188,576)	94,236,387

				TOTAL COMMON STOCKS
				(Cost $86,784,662, $246,064,852, $0, and 332,849,514, respectively)	$97,565,094	$283,623,407	$(942,758)	$380,245,743

Principal Amount				Interest Rate Maturity Date	Value
				Short-Term Obligation 0.7%
				U.S. Treasury Bills – 0.1%
$–	$520,000	$–	$520,000	2.83%, 08/25/05(d)	$–	$517,752	$–	$517,752
–	20,000	–	20,000	2.90%, 08/25/05(d)	–	19,911	–	19,911

					–	537,663	–	537,663

The accompanying notes are an integral part of these financial statements.

Principal Amount				Interest Rate Maturity Date	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
International	Select		Forma		International	Select		Forma
Equity	International		Combined		Equity	International		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments (c)	Fund

Time Deposits – 0.6%
2,286,000	–	–	2,286,000	State Street Bank & Trust Euro – Time Deposit 3.19% 07/01/2005	$2,286,000	$–	$–	$2,286,000

TOTAL SHORT-TERM OBLIGATION
				(Cost $2,286,000, 537,663, $0, and 2,823,663, respectively)	$2,286,000	$537,663	$–	$2,823,663

Shares				Description	Value
				Preferred Stocks 0.2%
				Germany – 0.2%
–	3,869	–	3,869	RWE AG Preferred	$–	$221,258	$(833)	$220,425
–	15,200	–	15,200	Volkswagen AG Preferred	–	539,053	(2,102)	536,951

					–	760,311	(2,935)	757,376

				Italy – 0.0%
–	5,600	–	5,600	Fiat SpA Preferred*	–	36,103	(85)	36,018

				TOTAL PREFERRED STOCKS
				(Cost $0, $594,491, $0 and $594,491, respectively)	$–	$796,414	$(3,020)	$793,394

				Rights 0.0%
				Spain 0.0%
–	9,984	–	9,984	Sacyr Vallehermoso SA*	$–	$7,367	$–	$7,367

				Thailand 0.0%
–	100,421	–	100,421	TelecomAsia Corp., Public Co., Ltd.*	–	–	–	–

				United Kingdom 0.0%
–	332,400	–	332,400	Ti Automotive, Ltd.*	–	–	–	–

				TOTAL RIGHTS
				(Cost $0, $68,642, $0 and $68,642, respectively)	$–	$7,367	$–	$7,367

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
				(Cost $89,070,662, $247,265,648, $0 and $336,336,310, respectively)	$99,851,094	$284,964,851	$(945,778)	$383,870,167

Shares				Interest Rate Maturity Date	Value
				Securities Lending Collateral – 5.8%
5,760,283	–	17,514,524	23,274,807	Boston Global Investment Trust – Enhanced Portfolio	$5,760,283	$–	$17,514,524	$23,274,807

Principal Amount				Interest Rate Maturity Date	Value
$–	$326,464	$(326,464)	$–	Bank of America 3.27%, 07/18/05	$–	$326,464	$(326,464)	$–
–	261,171	(261,171)	–	Barclays 3.16%, 07/14/05	–	261,171	(261,171)	–
–	352,935	(352,935)	–	Barclays 3.25%, 07/26/05	–	352,935	(352,935)	–
–	652,927	(652,927)	–	Calyon 3.25%, 08/04/05	–	652,927	(652,927)	–
–	326,464	(326,464)	–	Clipper Receivables Corp. 3.19%, 07/14/05	–	326,464	(326,464)	–
–	326,464	(326,464)	–	Compass Securitization 3.16%, 07/11/05	–	326,464	(326,464)	–
–	652,927	(652,927)	–	Credit Suisse First Boston Corporation 3.15%, 09/09/05	–	652,927	(652,927)	–
–	537,166	(537,166)	–	Credit Suisse First Boston Corporation 3.20%, 07/18/05	–	537,166	(537,166)	–
–	2,611,707	(2,611,707)		Credit Suisse First Boston Corporation Repurchase Agreement 3.48% 07/01/2005
				Maturity Value $2,611,956
				(Collateralized by various corporate obligations with aggregate market value of $2,449,875)	–	2,611,707	(2,611,707)	–

The accompanying notes are an integral part of these financial statements.

Principal Amount				Interest Rate Maturity Date	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
International	Select		Forma		International	Select		Forma
Equity	International		Combined		Equity	International		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments (c)	Fund

–	391,756	(391,756)	–	Dexia Group 3.24%, 07/21/05	$–	$391,756	$(391,756)	$–
–	326,463	(326,463)	–	First Tennessee National Corporation 3.22%, 08/09/05	–	326,463	(326,463)	–
–	326,463	(326,463)	–	Fortis Bank 3.11%, 07/05/05	–	326,463	(326,463)	–
–	326,463	(326,463)	–	Goldman Sachs Group, Inc. 3.33%, 08/05/05	–	326,463	(326,463)	–
–	333,660	(333,660)	–	Goldman Sachs Group, Inc. 3.32%, 12/28/05	–	333,660	(333,660)	–
–	3,779,818			Goldman Sachs Group, Inc. Repurchase Agreement
				3.48% 07/01/2005
				Maturity Value $3,780,178
		(3,779,818)	–	(Collateralized by various corporate obligations with aggregate market value of $3,849,909)	–	3,779,818	(3,779,818)	–
–	326,463	(326,463)	–	Grampian Funding LLC 3.28%, 07/13/05	–	326,463	(326,463)	–
–	237,391	(237,391)	–	Greyhawk Funding 3.31%, 08/09/05	–	237,391	(237,391)	–

–	326,463	(326,463)	–	HBOS Halifax Bank of Scotland 3.15%, 08/08/05	–	326,463	(326,463)	–
–	326,463	(326,463)	–	HSBC Banking/Holdings Plc 3.25%, 08/05/05	–	326,463	(326,463)	–
–	326,463	(326,463)	–	JP Morgan Chase & Co. 3.20%, 07/20/05	–	326,463	(326,463)	–
–	652,927	(652,927)	–	Jupiter Securitization Corp. 3.21%, 07/15/05	–	652,927	(652,927)	–
–	657,658			Lehman Brothers, Inc. Repurchase Agreement
				3.48% 07/01/2005
				Maturity Value $657,658
		(657,658)	–	(Collateralized by various corporate obligations with aggregate market value of $670,817)	–	657,658	(657,658)	–
–	326,463			Merrill Lynch & Co. Repurchase Agreement
				3.48% 07/01/2005
				Maturity Value $326,463
		(326,463)	–	(Collateralized by various corporate obligations with aggregate market value of $334,598)	–	326,463	(326,463)	–
–	326,463	(326,463)	–	Nordea Bank of Finland Plc (NY Branch) 3.17%, 08/09/05	–	326,463	(326,463)	–
–	390,834	(390,834)	–	Park Avenue Receivables Corp. 3.30%, 07/14/05	–	390,834	(390,834)	–
–	421,677	(421,677)	–	Prefco 3.28%, 07/08/05	–	421,677	(421,677)	–
–	391,756	(391,756)	–	Rabobank Nederland 3.25%, 08/08/05	–	391,756	(391,756)	–
–	326,463	(326,463)	–	Societe Generale 3.24%, 08/09/05	–	326,463	(326,463)	–
–	269,518	(269,518)	–	The Bank of the West 3.27%, 07/27/05	–	269,518	(269,518)	–
–	289,803	(289,803)	–	Toronto Dominion Bank 3.25%, 08/02/05	–	289,803	(289,803)	–
–	384,871	(384,871)	–	Wells Fargo 3.27%, 08/01/05	–	384,871	(384,871)	–

					–	17,514,524	–	–

				TOTAL SECURITIES LENDING COLLATERAL
				(Cost $5,760,283, $17,514,524, $0 and $23,274,807, respectively)	$5,760,283	$17,514,524	$–	$23,274,807

				TOTAL INVESTMENTS – 105.1%
				(Cost 94,830,945, $264,780,172, $0 and $359,271,240, respectively)	$105,611,377	$302,479,375	$(945,778)	$407,144,974

As a % of Net
Investment Industry Classifications(e)	Assets
Agriculture	0.9%
Automobiles & Components	4.3
Bank	3.3
Capital Goods	6.9
Consumer Durables & Apparel	3.2
Consumer Services	3.9
Diversified Financials	3.2
Energy	15.1
Environmental Control	0.1
Food & Staples Retailing	3.5
Food Beverage & Tobacco	13.1
Health Care-Products	0.9
Insurance	5.1
Materials	3.2
Media	2.8
Mining	0.9
Pharmaceuticals & Biotechnology	13.2
Real Estate	2.2
Retailing	2.5
Semiconductors & Semiconductor Equipment	0.6
Short Term Investments (f)	6.7
Software & Services	0.9
Technology Hardware & Equipment	1.3
Telecomminication Services	6.4
Transportation	1.0
Utilities	0.8

TOTAL INVESTMENTS	106.0%

The accompanying notes are an integral part of these financial statements.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a)   All or portion of the security is on loan.
(b)   Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $5,246,115, which represents approximately 1.4% of net assets as of June 30, 2005.
(c)   To reflect adjustments to AIT Select International Equity Fund investments based on GS VIT International Equity Fund’s valuation policy, and also to adjust for affiliated securities of the GS VIT International Equity Fund that are assumed to be sold at June 30, 2005.
(d)   Security has been deposited as initial margin on futures contracts.
(e)   Industry concentrations greater than one-tenth of one percent are disclosed.
(f)   Short term investments include securities lending collateral.
(g)   Repurchase agreement was entered into on June 30, 2005.

Investment Abbreviations:
ADR – American Depository Receipt
GDR – Global Depository Receipt

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS – At June 30, 2005, the GS VIT International Equity Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell currencies as follows:

Open Forward Foreign Currency		Value on		Unrealized
Purchase Contracts	Expiration Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	08/18/2005	$3,831,763	$3,752,331	$–	$79,432
	09/21/2005	1,283,015	1,284,613	1,598	–
	09/21/2005	1,232,000	1,220,981	–	11,019
British Pounds	07/20/2005	4,996,909	4,881,752	–	115,157
	09/21/2005	1,224,000	1,202,054	–	21,946
Canadian Dollar	09/21/2005	1,226,000	1,255,414	29,414	–
Danish Krone	09/22/2005	741,531	741,800	269	–
Euro	07/29/2005	1,832,842	1,834,632	1,790	–
	09/21/2005	607,000	608,890	1,890	–
	09/21/2005	1,225,000	1,214,431	–	10,569
Japanese Yen	07/27/2005	10,232,187	10,072,326	–	159,861
	09/21/2005	615,000	599,280	–	15,720
New Zealand Dollar	08/10/2005	248,139	241,864	–	6,275
Norwegian Krone	09/21/2005	3,064,118	3,010,374	–	53,744
Singapore Dollar	08/22/2005	882,503	877,036	–	5,467
Swedish Krona	09/21/2005	1,133,832	1,057,693	–	76,139
Swiss Franc	09/21/2005	615,000	598,639		16,361

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$34,990,839	$34,454,110	$34,961	$571,690

Open Forward Foreign Currency		Value on		Unrealized
Sale Contracts	Expiration Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	09/21/2005	$618,000	$608,168	$9,832	$–
	09/21/2005	615,000	626,624	–	11,624
British Pounds	07/20/2005	793,605	782,489	11,116	–
	09/21/2005	1,235,825	1,219,324	16,501	–
Canadian Dollar	09/21/2005	2,533,365	2,607,672	–	74,307
Euro	07/29/2005	235,578	236,144	–	566
	09/21/2005	3,111,343	3,020,752	90,591	–
	09/21/2005	618,000	619,035	–	1,035
Hong Kong Dollar	09/15/2005	5,437,129	5,442,535	–	5,406
Hungarian Forint	09/14/2005	873,672	879,674	–	6,002
Japanese Yen	09/21/2005	1,398,534	1,362,358	36,176	–
Norwegian Krone	08/26/2005	989,375	971,143	18,232	–
	09/21/2005	618,000	624,579	–	6,579
Swedish Krona	09/21/2005	1,839,000	1,759,938	79,062	–
	09/26/2005	1,958,774	1,906,376	52,398	–
Swiss Franc	07/15/2005	1,321,553	1,241,981	79,572	–
	09/21/2005	2,399,405	2,315,500	83,905	–

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$26,596,158	$26,224,292	$477,385	$105,519

The accompanying notes are an integral part of these financial statements.

FORWARD FOREIGN CURRENCY CONTRACTS – At June 30, 2005, the AIT Select International Equity Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell currencies as follows:

Open Forward Foreign Currency		Value on		Unrealized
Purchase Contracts	Expiration Date	Settlement Date	Current Value	Gain	Loss

Canadian Dollar	08/26/2005	$1,550,436	$1,589,717	$39,281	$–
Euro	08/26/2005	713,436	702,846	–	10,590
Japanese Yen	08/26/2005	9,379,106	9,066,146	–	312,960
Norwegian Krone	08/26/2005	4,259,762	4,194,078	–	65,684
Swedish Krona	08/26/2005	5,030,129	4,719,264	–	310,865
Swiss Franc	08/26/2005	10,684,933	10,222,566		462,367

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$31,617,802	$30,494,617	$39,281	$1,162,466

Open Forward Foreign Currency		Value on		Unrealized
Sale Contracts	Expiration Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	08/26/2005	$679,735	$685,038	$–	$5,303
British Pounds	08/26/2005	6,479,861	6,362,848	117,013	–
Canadian Dollar	08/26/2005	631,782	641,782	–	10,000
Danish Krone	08/26/2005	45,314	43,536	1,778	–
Euro	08/26/2005	16,588,257	15,983,181	605,076	–
Hong Kong Dollar	08/26/2005	1,704,421	1,707,104	–	2,683
Japanese Yen	08/26/2005	912,394	873,553	38,841	–

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$27,041,764	$26,297,042	$762,708	$17,986

FUTURES CONTRACTS — At June 30, 2005, the following future contracts were open for the AIT Select International Equity Fund:

	Number of
	Contract Long	Settlement		Unrealized Gain
Type	(Short)	Month	Market Value	(Loss)

DAX Index	14	September 2005	$1,956,901	$(3,608)

MSCI SING Index	48	July 2005	1,498,853	(5,265)

TOPIX Index	22	September 2005	2,329,727	(56,432)

SP/MIB Index	7	September 2005	1,372,265	(2,835)

S&P/TSE 60 Index	(23)	September 2005	(2,087,190)	16,070

FTSE 100 Index	(15)	September 2005	(1,377,312)	18,209

			$3,693,244	$(33,861)

The accompanying notes are an integral part of these financial statements.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs VIT International Equity Fund and AIT Select International Equity Fund
June 30, 2005 (Unaudited)

		AIT Select
	GS VIT International	International			Pro Forma
	Equity Fund	Equity Fund	Adjustments		Combined Fund
Assets:
Investments in securities, at value (cost $89,070,662, $247,265,648, $0 and $336,336,310, respectively)	$99,851,094	$284,964,851	$(945,778	)(a)	$383,870,167
Securities Lending collateral, at value	5,760,283	17,514,524	–		23,274,807
Cash	364	4,466,015	–		4,466,379
Foreign currencies, at value (identified cost $61,291, $661,436, $0 and $772,727, respectively)	60,768	644,933	–		705,701
Receivables:
Forward foreign currency exchange contracts, at value	512,346	801,990	–		1,314,336
Dividends and Interest, at value	248,370	1,198,627	–		1,446,997
Securities lending income	9,604	–	–		9,604
Variation margin	–	44,507	–		44,507
Reimbursement from Adviser	7,644	–	–		7,644
Fund shares sold	7,504	–	–		7,504
Other assets	2,086	–	–		2,086

Total assets	106,460,063	309,635,447	(945,778)		415,149,732

Liabilities:
Payables:
Payable upon return of securities loaned	5,760,283	17,514,524	–		23,274,807
Investment securities purchased, at value	2,604,307	–	–		2,604,307
Forward foreign currency exchange contracts, at value	677,209	1,180,453	–		1,857,662
Fund shares repurchased	60,878	289,784	–		350,662
Amounts owed to affiliates	83,760	263,152	(263,152	)(b)	83,760
Accrued expenses and other liabilities	40,986	121,994	263,152	(b)	426,132

Total liabilities	9,227,423	19,369,907	–		28,597,330

Net Assets:
Paid-in capital	135,525,580	346,822,403	–		482,347,983
Accumulated undistributed net investment income	1,299,755	7,931,183	–		9,230,938
Accumulated net realized loss on investment, futures and foreign currency related transactions	(50,210,635)	(101,818,442)	–		(152,029,077)
Net unrealized gain on investments, futures and translation of assets and liabilities denominated in foreign currencies	10,617,940	37,330,396	(945,778	)(a)	47,002,558

Net Assets	$97,232,640	$290,265,540	$(945,778)		$386,552,402

Net Asset Value, offering and redemption price per share:
Institutional	$10.35	$–	$–		$10.35
Service	$–	$1.245	$9.105	(c)	$10.35

Shares Outstanding:
Institutional	9,397,288	–	–		9,397,288
Service	–	233,057,714	(205,104,114	)(d)	27,953,600

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	9,397,288	233,057,714	(205,104,114	)(d)	37,350,888

(a)	To reflect adjustments to AIT Select International Equity Fund’s investments based on GS VIT International Equity Fund’s valuation policy.
(b)	Adjustment to re-class amount owed to affiliates of AIT Select International Equity Fund.
(c)	Adjustment to AIT Select International Equity Fund’s NAV based on GS VIT International Equity Fund’s Institutional Class NAV.
(d)	Service Shares of AIT Select International Equity Fund are exchanged for new Service Shares of GS VIT International Equity Fund to be established upon consummation of the merger. Initial per share values of Service Shares are presumed to equal that of the GS VIT International Equity Fund’s Institutional Shares.

The accompanying notes are an integral part of these financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs VIT International Equity Fund and AIT Select International Equity Fund
For the Twelve Months Ended June 30, 2005 (Unaudited)

		AIT Select
	GS VIT International	International			Pro Forma
	Equity Fund	Equity Fund	Adjustments		Combined Fund
Investment Income:

Dividends (net of foreign taxes of $274,522, $1,008,314, $0 and $1,282,836, respectively)	$2,039,266	$8,231,084	$–		$10,270,350
Interest (including securities lending income of $132,433, $193,898, $0 and $326,331, respectively)	157,201	289,578	–		446,779

Total income	2,196,467	8,520,662	–		10,717,129

Expenses:
Management fees	1,008,175	2,905,336	252,776	(a)	4,166,287
Distribution and Service Fees	–	472,470	316,718	(c)	789,188
Transfer Agent fees	40,327	–	126,324	(e)	166,651
Custody and accounting fees	149,430	445,955	(75,385	)(b)	520,000
Printing fees	53,597	31,765	(30,362	)(b)	55,000
Audit and tax fees	30,817	37,547	(32,364	)(b)	36,000
Legal fees	22,988	24,308	(19,296	)(b)	28,000
Trustee fees	14,517	25,384	(25,384	)(b)	14,517
Other	9,750	4,201	(1,951	)(b)	12,000

Total expenses	1,329,601	3,946,966	511,076		5,787,643
Less – expense reductions	(118,505)	–	(607,547	)(d)	(726,052)

Net Expenses	1,211,096	3,946,966	(96,471)		5,061,591

Net Investment Income	985,371	4,573,696	96,471		5,655,538

Realized and unrealized gain (loss) on investment, futures and foreign currency related transactions:
Net realized gain (loss) from:
Investment transactions (including commissions recaptured of $0, $17,651, $0 and $17,651, respectively)	5,412,344	25,395,254	–		30,807,598
Futures transactions	33,800	46,468	–		80,268
Foreign currency related transactions	(804,082)	(975,888)	–		(1,779,970)
Net change in unrealized gain (loss) on:
Investments	4,054,713	6,881,102	(945,778	)(f)	9,990,037
Futures	–	(33,861)	–		(33,861)

Translation of assets and liabilities denominated in foreign currencies	(36,298)	(344,316)	–		(380,614)

Net realized and unrealized gain on investments and futures and foreign currency related transactions	8,660,477	30,968,759	(945,778	)(f)	38,683,458

Net Increase in Net Assets Resulting from Operations	$9,645,848	$35,542,455	$(849,307)		$44,338,996

(a)	Adjustment to reflect increase in management fee based on GS VIT International Equity Fund’s contractual fee rate.
(b)	Adjustments to reflects the anticipated savings as a result of consolidation of printing, custody and accounting and other services.
(c)	Adjustment to reflect distribution and service fee based on VIT International Equity Fund’s contractual fee rate.
(d)	Adjustment to reflect expense reduction based on GS VIT International Equity Fund expense cap and waivers.
(e)	Adjustment to reflect transfer agent fees based on GS VIT International Equity Fund’s transfer agent fee rate.
(f)	To reflect adjustments to AIT Select International Equity Fund’s investments based on GS VIT International Equity Fund’s valuation policy.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND
Notes to Financial Statements

June 30, 2005 (Unaudited)
1. ORGANIZATION
Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Variable Insurance Trust International Equity Fund (the “VIT International Equity Fund”). The VIT International Equity Fund is a diversified portfolio under the Act. Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public. The VIT International Equity Fund offers two classes of shares: Service and Institutional.
Allmerica Investment Trust (the “Allmerica Trust”) is registered under the Act, as an open-end, diversified management investment company established as a Massachusetts business trust. The Allmerica Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies; (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to certain funds and their affiliates. Allmerica Financial Corporation, the sponsor of the Allmerica Trust (“AFC”) has ceased all new sales of proprietary variable annuities and life insurance products. The Allmerica Trust is comprised of nine managed investment portfolios, including the Allmerica Investment Trust Select International Equity Fund (the “AIT Select International Equity Fund”)
2. BASIS OF COMBINATION
The unaudited pro forma Schedule of Investments, Statement of Assets and Liabilities, and Statement of Operations (“pro forma statements”) reflect the accounts of the VIT International Equity and the AIT Select International Equity Funds as if the proposed reorganization occurred as of and for the twelve months ended June 30, 2005. Certain securities held by the AIT Select International Equity Fund that do not meet the investment criteria or investment percentage limitations of the VIT International Equity Fund may be sold prior to or after the reorganization. Certain sales have been reflected in these pro forma financial statements as of June 30, 2005. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.
     The VIT International Equity Fund will be the accounting survivor for financial statement purposes. The Agreement and Plan of Reorganization provide for a tax-free acquisition of the AIT Select International Equity Fund into the VIT International Equity Fund. The acquisition is expected to be completed in December 2005.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all of the assets of the AIT Select International Equity Fund will be exchanged for Service Shares of the VIT International Equity Fund. The VIT International Equity Fund will assume the liabilities, if any, of the AIT Select International Equity Fund. Immediately thereafter, Service Shares of the VIT International Equity Fund will be distributed to the shareholders of the AIT Select International Equity Fund. The AIT Select International Equity Fund will then be dissolved.
     The amount of additional shares assumed to be issued under the reorganization was calculated based on the June 30, 2005 net assets of the AIT Select International Equity Fund and the June 30, 2005 net asset value per share of the VIT International Equity Fund. These amounts are summarized as follows:

Service Class
Shares Issued in connection with merger	27,953,600
Net Assets June 30, 2005 of AIT Select International Equity Fund	$289,319,762
Pro Forma Net Asset Value June 30, 2005	$10.35

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the VIT International Equity Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation – Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.
     Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
B. Security Transactions and Investment Income – Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the VIT International Equity Fund, where applicable. Interest income is recorded on the basis of interest accrued premium amortized and discount accreted. In addition, it is the VIT International Equity Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the VIT International Equity Fund which are subject to such taxes.
C. Federal Taxes – It is the VIT International Equity Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the VIT International Equity Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital.
     The VIT International Equity and the AIT Select International Equity Funds had capital loss carryforwards as of their most recent fiscal year ended December 31, 2004. Expiration occurs on December 31 of the year indicated. The year and amount of expiration for each capital loss carryforward is indicated below (000):

Capital Loss Carryforward*	VIT International Equity Fund	AIT Select International Equity Fund
Expiring 2007	$–	$203
Expiring 2008	17,056	6,219
Expiring 2009	27,160	2,073
Expiring 2010	8,409	65,951
Expiring 2011	609	35,857

Total	$53,234	$110,303

*Utilization of these losses may be limited under the Code

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D. Expenses – Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.
E. Foreign Currency Translations – The books and records of the VIT International Equity Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain or loss on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/depreciation on foreign currency related transactions.
F. Segregation Transactions – As set forth in the prospectus, the VIT International Equity Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the VIT International Equity Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.
G. Forward Foreign Currency Exchange Contracts – The VIT International Equity Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The VIT International Equity Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the VIT International Equity Fund’s financial statements. The VIT International Equity Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2005, the VIT International Equity Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.
H. Futures Contracts – The VIT International Equity Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the VIT International Equity Fund is required to deposit with a broker, or the VIT International Equity Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the VIT International Equity Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the VIT International Equity Fund realizes a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the VIT International Equity Fund’s

3

strategies and potentially result in a loss.
3. AGREEMENTS
Pursuant to the Management Agreement (the “Agreement”), Goldman Sachs Asset Management International (“GSAMI”), an affiliate of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser to the VIT International Equity Fund. Under the Agreement, GSAMI, subject to the general supervision of the Trust’s Board of Trustees, manages the VIT International Equity Fund’s portfolio.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the VIT International Equity Fund’s business affairs, including providing facilities, GSAMI is entitled to a fee (“Management Fee”) computed daily and payable monthly, equal to an annual percentage rate of 1.00% of the VIT International Equity Fund’s average daily net assets.
At a meeting held on June 16, 2005, the Board of Trustees of the Trust approved a fee reduction commitment for the VIT International Equity Fund which will be effective on a contractual basis in 2006. Effective July 1, 2005, GSAMI will implement the fee reduction commitment on a voluntary basis and waive a portion of its Management Fee to achieve the following annual rates:

Average Daily Net Assets	Annual Rate

First $1 Billion	1.00%

Next $1 Billion	0.90%

Over $2 Billion	0.86%

     GSAMI has voluntarily agreed to limit certain “Other Expenses” (excluding Management fees, Transfer Agency fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.16% of the average daily net assets of the VIT International Equity Fund. GSAMI has agreed to maintain this expense limitation reduction through June 30, 2005 and on a voluntary basis thereafter. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the VIT International Equity Fund is not obligated to reimburse GSAMI for prior fiscal year expense reimbursements, if any. For the twelve months ended June 30, 2005, GSAMI reimbursed approximately $119,000. After the completion of the proposed reorganization, amounts paid under the “Plan” described below will also not be subject to this voluntary expense limitation.
     The Trust, on behalf of the VIT International Equity Fund, has adopted a Distribution and Service Plan (the “Plan”) with respect to its Service Share Class. Under the Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of the VIT International Equity Fund’s average daily net assets attributable to Service Shares. Goldman Sachs has voluntarily agreed to limit Distribution and Service fees to 0.02% of the average daily net assets attributable to Service Shares.
     Goldman Sachs also serves as the transfer agent of the VIT International Equity Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of the Institutional and Service Share Classes of the VIT International Equity Fund.
     At June 30, 2005, the amounts owed to affiliates were approximately $80,500 and $3,200 for Management and Transfer Agent fees, respectively.
     GSAMI has contractually agreed to limit the total annual operating expenses to 1.22% of the average daily net assets of the Service Shares of the VIT International Equity Fund for eighteen months following the Reorganization.
4. SECURITIES LENDING
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the VIT International Equity Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) – a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the VIT International Equity Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the VIT International Equity Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the VIT International Equity Fund and BGA receive compensation relating to the lending of the VIT International Equity Fund’s securities. The amount earned by the VIT International Equity Fund for the twelve months ended June 30, 2005, is reported parenthetically on the Statement of Operations. A portion of this amount, $4,356, represents compensation earned by the VIT International Equity Fund from lending its securities to Goldman Sachs. For the twelve months ended June 30, 2005, BGA earned $23,368 in fees as securities lending agent. At June 30, 2005, the VIT International Equity Fund loaned securities having a market value of $5,545,742 collateralized by cash in the amount of $5,760,283. The VIT International Equity Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of GSAMI, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The VIT International Equity Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

4

5

Pro Forma Combined Schedule of Investments for the Goldman Sachs VIT CORESM U.S. Equity Fund and the AIT Core Equity Fund
June 30, 2005 (Unaudited)

Shares				Description	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
CORE U.S.	Core		Forma		CORE U.S.	Core		Forma
Equity	Equity		Combined		Equity	Equity		Combined
Fund	Fund	Adjustments	Fund		Fund	Fund	Adjustments	Fund

				Common Stocks - 97.5% Advertising - 0.4%
—	32,400	—	32,400	Lamar Advertising Co.	$—	$1,385,748	$—	$1,385,748
—	24,900	—	24,900	Omnicom Group, Inc. *	—	1,988,514	—	1,988,514

					—	3,374,262	—	3,374,262

				Aerospace & Defense - 1.6%
9,800	45,100	—	54,900	Lockheed Martin Corp.	635,726	2,925,637	—	3,561,363
91,700	32,200	—	123,900	Northrop Grumman Corp.	5,066,425	1,779,050	—	6,845,475
115,400	—	—	115,400	Raytheon Co.	4,514,448	—	—	4,514,448

					10,216,599	4,704,687	—	14,921,286

				Auto Parts & Equipment - 0.3%
24,300	—	—	24,300	Autoliv, Inc.	1,064,340	—	—	1,064,340
—	3,700	—	3,700	BorgWarner, Inc.	—	198,579	—	198,579
—	31,400	—	31,400	Johnson Controls, Inc.	—	1,768,762	—	1,768,762

					1,064,340	1,967,341	—	3,031,681

				Automobiles - 0.3%
228,400	—	—	228,400	Ford Motor Co.	2,338,816	—	—	2,338,816

				Banks - 8.3%
446,266	58,556	—	504,822	Bank of America Corp.	20,354,192	2,670,739	—	23,024,931
36,600	—	—	36,600	Bank of Hawaii Corp.	1,857,450	—	—	1,857,450
—	49,400	—	49,400	Fifth Third Bancorp	—	2,035,774	—	2,035,774
57,000	16,070	—	73,070	Golden West Financial Corp.	3,669,660	1,034,587	—	4,704,247
—	106,100	—	106,100	Mellon Financial Corp.	—	3,044,009	—	3,044,009
—	38,000	—	38,000	Northern Trust Corp.	—	1,732,420	—	1,732,420
—	47,800	—	47,800	PNC Bank Corp.	—	2,603,188	—	2,603,188
157,800	—	—	157,800	U.S. Bancorp.	4,607,760	—	—	4,607,760
32,000	—	—	32,000	UnionBanCal Corp.	2,141,440	—	—	2,141,440
289,000	—	—	289,000	Wachovia Corp.	14,334,400	—	—	14,334,400
296,900	—	—	296,900	Washington Mutual, Inc.	12,080,861	—	—	12,080,861
—	95,500	—	95,500	Wells Fargo & Co.	—	5,880,890	—	5,880,890

					59,045,763	19,001,607	—	78,047,370

				Beverages - 0.6%
—	95,920	—	95,920	PepsiCo, Inc.	—	5,172,966	—	5,172,966

				Biotechnology - 2.2%
236,400	53,240	—	289,640	Amgen, Inc. *	14,292,744	3,218,890	—	17,511,634
17,500	—	—	17,500	Genentech, Inc. *	1,404,900	—	—	1,404,900
24,100	—	—	24,100	Genzyme Corp. *	1,448,169	—	—	1,448,169

					17,145,813	3,218,890	—	20,364,703

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
CORE U.S.	Core		Forma		CORE U.S.	Core		Forma
Equity	Equity		Combined		Equity	Equity		Combined
Fund	Fund	Adjustments	Fund		Fund	Fund	Adjustments	Fund

				Building Materials - 0.7%
—	49,800	—	49,800	Martin Marietta Materials, Inc.	$—	$3,442,176	$—	$3,442,176
—	82,500	—	82,500	Masco Corp. (a)	—	2,620,200	—	2,620,200

					—	6,062,376	—	6,062,376

				Chemicals - 1.1%
162,600	—	—	162,600	Monsanto Co.	10,222,662	—	—	10,222,662

				Commercial Services & Supplies - 2.1%
451,000	247,700	—	698,700	Cendant Corp.	10,088,870	5,541,049	—	15,629,919
—	49,600	—	49,600	Moody’s Corp.	—	2,230,016	—	2,230,016
—	37,000	—	37,000	Valassis Communications, Inc. *	—	1,370,850	—	1,370,850

					10,088,870	9,141,915	—	19,230,785

				Communications Equipment - 1.7%
104,500	214,440	—	318,940	Cisco Systems, Inc. *	1,996,995	4,097,948	—	6,094,943
25,700	—	—	25,700	Comverse Technology, Inc. *	607,805	—	—	607,805
24,800	—	—	24,800	Juniper Networks, Inc. *	624,464	—	—	624,464
98,400	165,150	—	263,550	QUALCOMM, Inc.	3,248,184	5,451,602	—	8,699,786

					6,477,448	9,549,550	—	16,026,998

				Computers & Peripherals - 2.4%
133,500	114,090	—	247,590	Dell, Inc. *	5,274,585	4,507,696	—	9,782,281
—	79,450	—	79,450	EMC Corp. *	—	1,089,259	—	1,089,259
307,200	78,300	—	385,500	Hewlett-Packard Co.	7,222,272	1,840,833	—	9,063,105
155,600	—	—	155,600	Western Digital Corp.	2,088,152	—	—	2,088,152

					14,585,009	7,437,788	—	22,022,797

				Cosmetics & Personal Care - 0.5%
—	45,040	—	45,040	Avon Products, Inc.	—	1,704,764	—	1,704,764
—	24,600	—	24,600	Kimberly-Clark Corp.	—	1,539,714	—	1,539,714
—	26,800	—	26,800	Procter & Gamble Co. (a)	—	1,413,700	—	1,413,700

					—	4,658,178	—	4,658,178

				Diversified Financials - 8.5%
34,700	—	—	34,700	AmeriCredit Corp. *	884,850	—	—	884,850
—	296,770	—	296,770	Charles Schwab Corp.	—	3,347,566	—	3,347,566
25,600	—	—	25,600	CIT Group, Inc.	1,100,032	—	—	1,100,032
84,332	194,482	—	278,814	Citigroup, Inc.	3,898,668	8,990,903	—	12,889,571
—	53,290	—	53,290	Fannie Mae	—	3,112,136	—	3,112,136
—	166,460	—	166,460	Freddie Mac	—	10,858,186	—	10,858,186
481,900	148,500	—	630,400	J.P. Morgan Chase & Co.	17,020,708	5,245,020	—	22,265,728
—	124,060	—	124,060	MBNA Corp.	—	3,245,410	—	3,245,410
137,900	—	—	137,900	Merrill Lynch & Co., Inc.	7,585,879	—	—	7,585,879
220,000	—	—	220,000	Moody’s Corp.	9,891,200	—	—	9,891,200
—	94,800	—	94,800	Morgan Stanley Dean Witter & Co.	—	4,974,156	—	4,974,156

					40,381,337	39,773,377	—	80,154,714

				Diversified Telecommunications - 2.7%
—	41,320	—	41,320	American Tower Corp., Class A * (a)	—	868,546	—	868,546
145,000	—	—	145,000	CenturyTel, Inc.	5,021,350	—	—	5,021,350
—	97,880	—	97,880	Crown Castle International Corp. *	—	1,988,922	—	1,988,922
—	115,700	—	115,700	SBC Communications, Inc.	—	2,747,875	—	2,747,875
162,200	—	—	162,200	Sprint Corp.	4,069,598	—	—	4,069,598
306,400	—	—	306,400	Verizon Communications, Inc.	10,586,120	—	—	10,586,120

					19,677,068	5,605,343	—	25,282,411

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
CORE U.S.	Core		Forma		CORE U.S.	Core		Forma
Equity	Equity		Combined		Equity	Equity		Combined
Fund	Fund	Adjustments	Fund		Fund	Fund	Adjustments	Fund

				Electric Utilities - 3.6%
—	79,200	—	79,200	American Electric Power, Inc.	$—	$2,920,104	$—	$2,920,104
182,700	—	—	182,700	Edison International	7,408,485	—	—	7,408,485
—	64,000	—	64,000	Exelon Corp. (a)	—	3,285,120	—	3,285,120
—	69,200	—	69,200	FirstEnergy Corp.	—	3,329,212	—	3,329,212
—	30,600	—	30,600	NiSource, Inc.	—	756,738	—	756,738
—	63,000	—	63,000	Pepco Holdings, Inc.	—	1,508,220	—	1,508,220
295,100	—	—	295,100	PG&E Corp.	11,078,054	—	—	11,078,054
37,000	—	—	37,000	TXU Corp.	3,074,330	—	—	3,074,330

					21,560,869	11,799,394	—	33,360,263

				Electrical Equipment - 0.5%
71,400	—	—	71,400	Energizer Holdings, Inc. *	4,438,938	—	—	4,438,938

				Food & Drug Retailing - 1.1%
85,400	104,400	—	189,800	Albertson’s, Inc. (a)	1,766,072	2,158,992	—	3,925,064
127,400	—	—	127,400	SUPERVALU, Inc.	4,154,514	—	—	4,154,514
41,900	—	—	41,900	Walgreen Co.	1,926,981	—	—	1,926,981

					7,847,567	2,158,992	—	10,006,559

				Food Products- 2.4%
366,500	—	—	366,500	Archer-Daniels-Midland Co.	7,835,770	—	—	7,835,770
—	106,700	—	106,700	Kroger Co. * (a)	—	2,030,501	—	2,030,501
17,600	—	—	17,600	The Hershey Co.	1,092,960	—	—	1,092,960
464,400	—	—	464,400	Tyson Foods, Inc.	8,266,320	—	—	8,266,320
—	40,810	—	40,810	Wrigley (Wm.) Jr. Co.	—	2,809,360	—	2,809,360

					17,195,050	4,839,861	—	22,034,911

				Healthcare Equipment & Supplies- 1.6%
28,100	—	—	28,100	Applera Corp. — Applied Biosystems Group	552,727	—	—	552,727
30,000	—	—	30,000	Becton, Dickinson and Co.	1,574,100	—	—	1,574,100
—	10,830	—	10,830	Fisher Scientific International, Inc. *	—	702,867	—	702,867
19,200	—	—	19,200	Guidant Corp.	1,292,160	—	—	1,292,160
—	38,900	—	38,900	Johnson & Johnson	—	2,528,500	—	2,528,500
21,000	—	—	21,000	Kinetic Concepts, Inc. *	1,260,000	—	—	1,260,000
—	60,560	—	60,560	Medtronic, Inc.	—	3,136,402	—	3,136,402
—	45,140	—	45,140	Stryker Corp.	—	2,146,858	—	2,146,858
—	23,600	—	23,600	Zimmer Holdings, Inc. *	—	1,797,612	—	1,797,612

					4,678,987	10,312,239	—	14,991,226

				Healthcare Providers & Services- 2.0%
54,600	—	—	54,600	Aetna, Inc.	4,521,972	—	—	4,521,972
78,300	—	—	78,300	AmerisourceBergen Corp.	5,414,445	—	—	5,414,445
37,100	—	—	37,100	Coventry Health Care, Inc.	2,624,825	—	—	2,624,825
40,900	—	—	40,900	HCA, Inc.	2,317,803	—	—	2,317,803
—	80,000	—	80,000	UnitedHealth Group, Inc.	—	4,171,200	—	4,171,200

					14,879,045	4,171,200	—	19,050,245

				Hotels, Restaurants & Leisure - 1.2%
—	50,600	—	50,600	Carnival Corp.	—	2,760,230	—	2,760,230
28,200	—	—	28,200	Darden Restaurants, Inc.	930,036	—	—	930,036
—	42,640	—	42,640	Harrah’s Entertainment, Inc. (a)	—	3,073,065	—	3,073,065
—	43,900	—	43,900	Marriott International, Inc., Class A	—	2,994,858	—	2,994,858
—	23,300	—	23,300	Starwood Hotels & Resorts Worldwide, Inc.	—	1,364,681	—	1,364,681

					930,036	10,192,834	—	11,122,870

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
CORE U.S.	Core		Forma		CORE U.S.	Core		Forma
Equity	Equity		Combined		Equity	Equity		Combined
Fund	Fund	Adjustments	Fund		Fund	Fund	Adjustments	Fund

				Household Durables - 0.3%
31,200	—	—	31,200	The Black & Decker Corp.	$2,803,320	$—	$—	$2,803,320

				Household Products - 0.4%
63,900	—	—	63,900	The Procter & Gamble Co.	3,370,725	—	—	3,370,725

				Industrial Conglomerates - 3.4%
879,600	—	—	879,600	General Electric Co.	30,478,140	—	—	30,478,140
20,200	—	—	20,200	Reynolds American, Inc.(a)	1,591,760	—	—	1,591,760

					32,069,900	—	—	32,069,900

				Insurance - 4.6%
—	38,800	—	38,800	AFLAC, Inc.	—	1,679,264	—	1,679,264
—	44,100	—	44,100	Allstate Corp.	—	2,634,975	—	2,634,975
—	35,000	—	35,000	American International Group, Inc.	—	2,033,500	—	2,033,500
72,800	—	—	72,800	Genworth Financial, Inc.	2,200,744	—	—	2,200,744
—	32,900	—	32,900	Hartford Financial Services Group, Inc.	—	2,460,262	—	2,460,262
136,200	—	—	136,200	Loews Corp.	10,555,500	—	—	10,555,500
180,800	—	—	180,800	MBIA, Inc.	10,723,248	—	—	10,723,248
93,300	—	—	93,300	Prudential Financial, Inc.	6,126,078	—	—	6,126,078
—	27,810	—	27,810	Willis Group Holdings, Ltd.	—	909,943	—	909,943
41,800	—	—	41,800	W.R. Berkley Corp.	1,491,424	—	—	1,491,424
32,900	—	—	32,900	XL Capital Ltd.	2,448,418	—	—	2,448,418

					33,545,412	9,717,944	—	43,263,356

				Internet Software & Services - 1.7%
35,250	5,040	—	40,290	Google, Inc., Class A*(a)	10,368,788	1,482,516	—	11,851,304
—	69,800	—	69,800	InterActiveCorp*(a)	—	1,678,690	—	1,678,690
31,600	—	—	31,600	McAfee, Inc.*	827,288	—	—	827,288
—	40,570	—	40,570	Yahoo!, Inc.*	—	1,405,750	—	1,405,750

					11,196,076	4,566,956	—	15,763,032

				IT Consulting & Services - 1.1%
241,700	—	—	241,700	Computer Sciences Corp.*	10,562,290	—	—	10,562,290

				Leisure Equipment & Products - 0.3%
55,700	—	—	55,700	Polaris Industries, Inc.	3,007,800	—	—	3,007,800

				Manufacturing — Miscellaneous - 0.5%
—	37,900	—	37,900	Illinois Tool Works, Inc.	—	3,019,872	—	3,019,872
—	66,210	—	66,210	Tyco International, Ltd.	—	1,933,332	—	1,933,332

					—	4,953,204	—	4,953,204

				Marine - 0.1%
21,700	—	—	21,700	Overseas Shipholding Group, Inc.	1,294,405	—	—	1,294,405

				Media - 7.0%
—	72,270	—	72,270	Clear Channel Communications, Inc.	—	2,235,311	—	2,235,311
25,864	—	—	25,864	Comcast Corp.*	794,025	—	—	794,025
239,200	42,700	—	281,900	Comcast Corp., Special Class A*	7,164,040	1,278,865	—	8,442,905
—	40,900	—	40,900	DIRECTV Group (The), Inc.	—	633,950	—	633,950
—	26,810	—	26,810	Echostar Communications Corp.	—	808,321	—	808,321
636,200	—	—	636,200	Liberty Media Corp. Series A*	6,482,878	—	—	6,482,878
—	106,760	—	106,760	McGraw-Hill Cos., Inc.	—	4,724,130	—	4,724,130
12,000	—	—	12,000	Pixar*	600,600	—	—	600,600
446,800	—	—	446,800	The Walt Disney Co.	11,250,424	—	—	11,250,424
851,100	338,580	—	1,189,680	Time Warner, Inc.*	14,221,881	5,657,672	—	19,879,553
—	164,430	—	164,430	Univision Communications, Inc.*(a)	—	4,530,047	—	4,530,047
26,600	117,920	—	144,520	Viacom, Inc., Class B	851,732	3,775,798	—	4,627,530

					41,365,580	23,644,094	—	65,009,674

The accompanying notes are an integral part of these financial statements.

Shares				Description	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
CORE U.S.	Core		Forma		CORE U.S.	Core		Forma
Equity	Equity		Combined		Equity	Equity		Combined
Fund	Fund	Adjustments	Fund		Fund	Fund	Adjustments	Fund

				Newmont Mining Corp. - 0.9%
11,900	—	—	11,900	Newmont Mining Corp.	$464,457	$—	$—	$464,457
45,100	—	—	45,100	Nucor Corp.	2,057,462	—	—	2,057,462
157,800	—	—	157,800	United States Steel Corp.	5,423,586	—	—	5,423,586

					7,945,505	—	—	7,945,505

				Multiline Retail - 0.3%
105,300	—	—	105,300	Dillard’s, Inc.	2,466,126	—	—	2,466,126

				Oil & Gas - 7.5%
114,600	—	—	114,600	Anadarko Petroleum Corp.	9,414,390	—	—	9,414,390
31,100	—	—	31,100	Apache Corp.	2,009,060	—	—	2,009,060
—	17,100	—	17,100	Baker Hughes, Inc.	—	874,836	—	874,836
199,800	—	—	199,800	Burlington Resources, Inc.	11,036,952	—	—	11,036,952
107,776	—	—	107,776	ConocoPhillips	6,196,042	—	—	6,196,042
55,400	—	—	55,400	EOG Resources, Inc.	3,146,720	—	—	3,146,720
195,866	125,000	—	320,866	Exxon Mobil Corp.	11,256,419	7,183,750	—	18,440,169
—	83,100	—	83,100	Marathon Oil Corp.	—	4,435,047	—	4,435,047
—	37,780	—	37,780	Schlumberger, Ltd.	—	2,869,013	—	2,869,013
—	33,900	—	33,900	Sempra Energy	—	1,400,409	—	1,400,409
90,400	—	—	90,400	Sunoco, Inc.	10,276,672	—	—	10,276,672

					53,336,255	16,763,055	—	70,099,310

				Personal Products - 0.3%
55,000	—	—	55,000	The Gillette Co.	2,784,650	—	—	2,784,650

				Pharmaceuticals - 7.9%
258,200	—	—	258,200	Abbott Laboratories	12,654,382	—	—	12,654,382
7,700	—	—	7,700	Allergan, Inc.	656,348	—	—	656,348
57,500	59,500	—	117,000	Bristol-Myers Squibb Co.	1,436,350	1,486,310	—	2,922,660
—	89,700	—	89,700	Caremax Rx, Inc.*	—	3,993,444	—	3,993,444
—	27,400	—	27,400	Cephalon, Inc.*(a)	—	1,090,794	—	1,090,794
320,500	—	—	320,500	Johnson & Johnson	20,832,500	—	—	20,832,500
—	26,210	—	26,210	Lilly (Eli) & Co.	—	1,460,159	—	1,460,159
—	79,880	—	79,880	Medco Health Solutions, Inc.*	—	4,262,397	—	4,262,397
648,105	79,140	—	727,245	Pfizer, Inc.	17,874,736	2,182,681	—	20,057,417
—	114,110	—	114,110	Wyeth Corp.	—	5,077,895	—	5,077,895

					53,454,316	19,553,680	—	73,007,996

				Real Estate - 0.4%
102,700	—	—	102,700	Equity Office Properties Trust	3,399,370	—	—	3,399,370

				Retail - 2.4%
223,400	—	—	223,400	AutoNation, Inc.*	4,584,168	—	—	4,584,168
163,956	—	—	163,956	Circuit City Stores, Inc.	2,834,799	—	—	2,834,799
—	55,400	—	55,400	Costco Wholesale Corp.	—	2,483,028	—	2,483,028
—	68,080	—	68,080	Lowes Cos., Inc.(a)	—	3,963,618	—	3,963,618
—	44,000	—	44,000	Office Depot, Inc.*	—	1,004,960	—	1,004,960
—	29,130	—	29,130	Target Corp.	—	1,584,963	—	1,584,963
—	111,990	—	111,990	Wal-Mart Stores, Inc.	—	5,397,918	—	5,397,918

					7,418,967	14,434,487	—	21,853,454

				Road & Rail - 1.4%
174,900	—	—	174,900	Burlington Northern Santa Fe Corp.	8,234,292	—	—	8,234,292
38,800	—	—	38,800	CSX Corp.	1,655,208	—	—	1,655,208
89,800	—	—	89,800	Norfolk Southern Corp.	2,780,208	—	—	2,780,208

					12,669,708	—	—	12,669,708

				Semiconductor Equipment & Products - 3.7%
334,900	—	—	334,900	Advanced Micro Devices, Inc.*	5,807,166	—	—	5,807,166
52,400	—	—	52,400	Freescale Semiconductor, Inc.*	1,100,924	—	—	1,100,924
190,808	—	—	190,808	Freescale Semiconductor, Inc. Class B*	4,041,314	—	—	4,041,314
728,900	67,900	—	796,800	Intel Corp.	18,995,134	1,769,474	—	20,764,608
—	78,150	—	78,150	Linear Technology Corp.	—	2,867,324	—	2,867,324

					29,944,538	4,636,798	—	34,581,336

				Software - 3.6%
286,200	—	—	286,200	Autodesk, Inc.	9,836,694	—	—	9,836,694
—	48,360	—	48,360	Electronic Arts, Inc.*	—	2,737,660	—	2,737,660
—	149,990	—	149,990	First Data Corp.	—	6,020,599	—	6,020,599
171,000	376,100	—	547,100	Microsoft Corp.	4,247,640	9,342,324	—	13,589,964
66,300	—	—	66,300	Symantec Corp.*	1,441,362	—	—	1,441,362

					15,525,696	18,100,583	—	33,626,279

				Textiles & Apparel - 1.1%
300,200	—	—	300,200	Coach, Inc.*	10,077,714	—	—	10,077,714

				Tobacco - 1.8%
247,300	—	—	247,300	Altria Group, Inc.	15,990,418	—	—	15,990,418
13,500	—	—	13,500	UST, Inc.	616,410	—	—	616,410

					16,606,828	—	—	16,606,828

				Transportation - 0.4%
—	45,800	—	45,800	Burlington Northern Santa Fe Corp.	—	2,156,264	—	2,156,264
—	17,400	—	17,400	FedEx Corp.	—	1,409,574	—	1,409,574

					—	3,565,838	—	3,565,838

				Wireless Telecommunication Services - 0.6%
—	154,400	—	154,400	Nextel Communications, Inc., Class A*(a)	—	4,988,664	—	4,988,664
10,700	—	—	10,700	United States Cellular Corp.*	534,358	—	—	534,358

					534,358	4,988,664	—	5,523,022

				TOTAL COMMON STOCKS (Cost $585,099,388, $249,491,119, $0 and $834,590,507, respectively)	$618,153,756	$288,068,103	$—	$906,221,859

				Exchange-Traded Fund - 0.5% SPDR Trust Series 1 (a)
—	37,100	—	37,100	(Cost $0, $4,510,885, $0 and $4,510,885, respectively)	$—	$4,419,352	$—	$4,419,352

The accompanying notes are an integral part of these financial statements.

Pro Forma Combined Schedule of Investments
for the Goldman Sachs Variable Investment Trust CORESM U.S. Equity Fund and the Allmerica Investment Trust Core Equity Fund
June 30, 2005
(Unaudited)

Principal Amount				Interest Rate Maturity Date	Value
GS VIT	AIT		Pro		GS VIT	AIT		Pro
CORE U.S.	Core		Forma		CORE U.S.	Core		Forma
Equity	Equity		Combined		Equity	Equity		Combined
Fund	Fund	Adjustments	Fund		Fund	Fund	Adjustments	Fund

				Repurchase Agreement (b) - 1.2% Joint Repurchase Agreement Account II 3.41% 07/01/2005 Maturity Value $11,001,041 (Cost $11,000,000, $0, $0 and $11,000,000,
$11,000,000	$—	$—	$11,000,000	respectively)	$11,000,000	$—	$—	$11,000,000

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $596,099,388, $254,002,004, $0 and $850,101,392, respectively)	$629,153,756	$292,487,455	$—	$921,641,211

Shares				Description	Value
				Securities Lending Collateral - 3.1%
				Boston Global Investment Trust — Enhanced
2,961,250	—	27,286,982	30,248,232	Portfolio	$2,961,250	$—	$27,286,982	$30,248,232

Principal Amount				Interest Rate Maturity Date	Value
—	508,618	(508,618)	—	Bank of America 3.27%, 07/18/05	$—	$508,618	$(508,618)	$—
—	406,894	(406,894)	—	Barclays 3.16%, 07/14/05	—	406,894	(406,894)	—
—	549,859	(549,859)	—	Barclays 3.25%, 07/26/05	—	549,859	(549,859)	—
—	1,017,236	(1,017,236)	—	Calyon 3.25%, 08/04/05	—	1,017,236	(1,017,236)	—
—	508,618	(508,618)	—	Clipper Receivables Corp. 3.19%, 07/14/05	—	508,618	(508,618)	—
—	508,618	(508,618)	—	Compass Securitization 3.16%, 07/11/05	—	508,618	(508,618)	—
—	1,017,236	(1,017,236)	—	Credit Suisse First Boston Corporation 3.15%, 09/09/05	—	1,017,236	(1,017,236)	—
—	836,885	(836,885)	—	Credit Suisse First Boston Corporation 3.20%, 07/18/05	—	836,885	(836,885)	—
—	4,068,943	(4,068,943)	—	Credit Suisse First Boston Corporation Repurchase Agreement(b) 3.48% 07/01/2005 Maturity Value $2,611,956 (Collateralized by various corporate obligations)	—	4,068,943	(4,068,943)	—
—	610,342	(610,342)	—	Dexia Group 3.24%, 07/21/05	—	610,342	(610,342)	—
—	508,618	(508,618)	—	First Tennessee National Corporation 3.22%, 08/09/05	—	508,618	(508,618)	—
—	508,618	(508,618)	—	Fortis Bank 3.11%, 07/05/05	—	508,618	(508,618)	—
—	519,830	(519,830)	—	Goldman Sachs Group, Inc. 3.33%, 08/05/05(c)	—	519,830	(519,830)	—
—	508,618	(508,618)	—	Goldman Sachs Group, Inc. 3.32%, 12/28/05(c)	—	508,618	(508,618)	—
—	5,888,817	(5,888,817)	—	Goldman Sachs Group, Inc. Repurchase Agreement(b) 3.48% 07/01/2005 Maturity Value $3,780,178 (Collateralized by various corporate obligations)	—	5,888,817	(5,888,817)	—
—	508,618	(508,618)	—	Grampian Funding LLC 3.28%, 07/13/05	—	508,618	(508,618)	—
—	369,847	(369,847)	—	Greyhawk Funding 3.31%, 08/09/05	—	369,847	(369,847)	—
—	508,618	(508,618)	—	HBOS Halifax Bank of Scotland 3.15%, 08/08/05	—	508,618	(508,618)	—
—	508,618	(508,618)	—	HSBC Banking/Holdings Plc 3.25%, 08/05/05	—	508,618	(508,618)	—
—	508,618	(508,618)	—	JP Morgan Chase & Co. 3.20%, 07/20/05	—	508,618	(508,618)	—
—	1,017,236	(1,017,236)	—	Jupiter Securitization Corp. 3.21%, 07/15/05	—	1,017,236	(1,017,236)	—
—	1,024,606	(1,024,606)	—	Lehman Brothers, Inc. Repurchase Agreement(b) 3.48% 07/01/2005 Maturity Value $657,658 (Collateralized by various corporate obligations)	—	1,024,606	(1,024,606)	—
—	508,618	(508,618)	—	Merrill Lynch & Co. Repurchase Agreement(b) 3.48% 07/01/2005 Maturity Value $326,463 (Collateralized by various corporate obligations)	—	508,618	(508,618)	—
—	508,618	(508,618)	—	Nordea Bank of Finland Plc (NY Branch) 3.17%, 08/09/05	—	508,618	(508,618)	—
—	608,904	(608,904)	—	Park Avenue Receivables Corp. 3.30%, 07/14/05	—	608,904	(608,904)	—
—	656,957	(656,957)	—	Prefco 3.28%, 07/08/05	—	656,957	(656,957)	—
—	610,342	(610,342)	—	Rabobank Nederland 3.25%, 08/08/05	—	610,342	(610,342)	—
—	508,618	(508,618)	—	Societe Generale 3.24%, 08/09/05	—	508,618	(508,618)	—
—	419,898	(419,898)	—	The Bank of the West 3.27%, 07/27/05	—	419,898	(419,898)	—
—	451,502	(451,502)	—	Toronto Dominion Bank 3.25%, 08/02/05	—	451,502	(451,502)	—
—	599,614	(599,614)	—	Wells Fargo 3.27%, 08/01/05	—	599,614	(599,614)	—

					—	27,286,982	—	27,286,982

				TOTAL SECURITIES LENDING COLLATERAL (Cost $2,961,250, $27,286,982, $0 and $30,248,232, respectively)	$2,961,250	$27,286,982	$—	$30,248,232

				TOTAL INVESTMENTS - 102.3% (Cost 599,060,638, $281,288,986, $0 and $880,349,624, respectively)	$632,115,006	$319,774,437	$—	$951,889,443

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or portion of the security is on loan.
(b) Repurchase agreement was entered into on June 30, 2005.
(c) Securities do not meet GS VIT CORE U.S. Equity Fund’s investment criteria and are assumed to be sold at June 30, 2005.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2005, the following futures contracts were open for the GS VIT CORESM U.S. Equity Fund:

	Number of
Type	contracts Long	Settlement month	Market Value	Unrealized Loss

S&P 500 Index	198	September 2005	$11,835,450	$(126,876)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2005, the GS VIT CORESM U.S. Equity Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $11,000,000 in principal amount.

Repurchase Agreements	Principal Amount	Interest Rate	Maturity Date	Maturity Value

Banc of America Securities LLC	$1,500,000,000	3.40%	07/01/2005	$1,500,141,667
Barclays Capital PLC	700,000,000	3.40	07/01/2005	700,066,111
Deutsche Bank Securities, Inc.	1,000,000,000	3.40	07/01/2005	1,000,094,444
Deutsche Bank Securities, Inc.	300,000,000	3.45	07/01/2005	300,028,750
Greenwich Capital Markets	400,000,000	3.43	07/01/2005	400,038,111
J.P. Morgan Securities, Inc.	400,000,000	3.41	07/01/2005	400,037,889
Morgan Stanley & Co.	1,000,500,000	3.40	07/01/2005	1,000,594,492
UBS Securities LLC	250,000,000	3.40	07/01/2005	250,023,611
Wachovia Capital Markets	250,000,000	3.40	07/01/2005	250,023,611
Westdeutsche Landesbank AG	500,000,000	3.43	07/01/2005	500,047,639

TOTAL	$6,300,500,000			$6,301,096,325

At June 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.50% to 6.70%, due 09/13/2005 to 06/15/2007; Federal Home Loan Bank, 4.37% to 5.49%, due 12/22/2008 to 08/15/2011; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/06/2005 to 07/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 08/24/2005 to 07/01/2035 and Government National Mortgage Association, 5.50% to 6.50%, due 04/15/2032 to 06/15/2035.

The accompanying notes are an integral part of these financial statements.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs VIT CORESM U.S. Equity Fund and the AIT Core Equity Fund
June 30, 2005
(Unaudited)

	GS VIT CORESM U.S.	AIT Core			Pro Forma
	Equity Fund	Equity Fund	Adjustments		Combined Fund
Assets:
Investments in securities, at value (cost $596,099,388, $254,002,004, $0 and $850,101,392, respectively)	$629,153,756	$292,487,455	$—		$921,641,211
Securities Lending collateral, at value	2,961,250	27,286,982			30,248,232
Cash	1,201,532 (a)	3,560,257	—		4,761,789
Receivables:
Fund shares sold	2,155,502	—	—		2,155,502
Investment securities sold	—	1,112,673			1,112,673
Dividends and Interest	848,000	342,117	—		1,190,117
Variation margin	671,195	—	—		671,195
Securities lending income	794	—	—		794
Other assets	5,320	—	—		5,320

Total assets	636,997,349	324,789,484	—		961,786,833

Liabilities:
Payables:
Payable upon return of securities loaned	2,961,250	27,286,982	—		30,248,232
Fund shares repurchased	312,737	463,307	—		776,044
Investment securities purchased	—	568,265	—		568,265
Amounts owed to affiliates	354,174	183,317	(183,317	)(b)	354,174
Accrued expenses and other liabilities	42,549	80,527	183,317	(b)	306,393

Total liabilities	3,670,710	28,582,398	—		32,253,108

Net Assets:
Paid-in capital	637,543,586	488,784,717	—		1,126,328,303
Accumulated undistributed net investment income	2,809,710	131,211	—		2,940,921
Accumulated net realized loss on investment and futures transactions	(39,954,149)	(231,194,293)	—		(271,148,442)
Net unrealized gain on investments and futures	32,927,492	38,485,451	—		71,412,943

Net Assets	$633,326,639	$296,207,086	$—		$929,533,725

Net Asset Value, offering and redemption price per share:(c)
Institutional	$12.09	$—	$—		$12.09
Service	$—	$1.695	$10.395	(d)	$12.09

Shares Outstanding:
Institutional	52,383,520	—	—		52,383,520
Service	—	174,712,347	(150,212,174	)(c)	24,500,173

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	52,383,520	174,712,347	(150,212,174	)(c)	76,883,693

(a)	Includes restricted cash of $1,161,150 relating to initial margin requirements on futures transactions.

(b)	Adjustment to re-class amount owed to affiliates of AIT Core Equity Fund.

(c)	Service Shares of AIT Core Equity Fund are exchanged for new Service Shares of GS VIT CORE Equity Fund to be established upon consummation of the merger. Initial per share values of Service Shares are presumed to equal that of the GS VIT CORE Equity Fund’s Institutional Shares.

(d)	Adjustment to AIT Core Equity Fund’s NAV based on GS VIT CORE U.S. Equity Fund’s Institutional Class NAV.

The accompanying notes are an integral part of these financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs VIT CORESM U.S. Equity Fund and the AIT Core Equity Fund
For the twelve months ended June 30, 2005 (Unaudited)

	GS VIT CORESM U.S.	AIT Core			Pro Forma
	Equity Fund	Equity Fund	Adjustments		Combined Fund
Investment Income:
Dividends	$9,960,644	$5,710,690	$—		$15,671,334
Interest (including securities lending income of $40,129, $33,516, $0 and $73,645, respectively)	253,758	49,061	—		302,819

Total income	10,214,402	5,759,751	—		15,974,153
Expenses:
Management fees	3,533,636	1,888,496	(50,558	)(a)	5,371,574
Distribution and Service fees	—	480,399	322,021	(c)	802,420
Transfer Agent fees	201,922	—	128,636	(e)	330,558
Custody and accounting fees	108,294	136,304	(89,598	)(b)	155,000
Printing fees	47,507	30,915	(25,422	)(b)	53,000
Audit and tax fees	30,465	37,396	(32,861	)(b)	35,000
Legal fees	23,142	24,408	(19,550	)(b)	28,000
Trustee fees	14,517	26,421	(26,421	)(b)	14,517
Other	20,604	4,454	(1,058	)(b)	24,000

Total expenses	3,980,087	2,628,793	205,189		6,814,069
Less — expense reductions	(253,817)	—	(291,829	)(d)	(545,646)

Net Expenses	3,726,270	2,628,793	(86,640)		6,268,423

Net Investment Income	6,488,132	3,130,958	86,640		9,705,730

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain from:
Investment transactions (including commissions recaptured of $0, $71,037, $0 and $71,037, respectively)	39,099,023	13,249,189	—		52,348,212
Futures transactions	374,709	—	—		374,709
Net change in unrealized gain (loss) on:
Investments	(19,564,819)	4,696,724	—		(14,868,095)
Futures	(187,638)	—	—		(187,638)

Net realized and unrealized gain on investment and futures transactions	19,721,275	17,945,913	—		37,667,188

Net Increase in Net Assets Resulting from Operations	$26,209,407	$21,076,871	$86,640		$47,372,918

(a)	Adjustment to reflect reduction in management fee based on GS VIT CORESM U.S. Equity Fund’s fee rate.

(b)	Adjustments to reflects the anticipated savings as a result of consolidation of printing, custody and accounting and other services.

(c)	Adjustment to reflect distribution and service fees based on GS VIT CORESM U.S. Equity Fund’s contractual Fee rate.

(d)	Adjustment to reflect reduction based on GS VIT CORESM U.S. Equity Fund’s expense cap and waivers.

(e)	Adjustment to reflect transfer agent fees based on GS VIT CORE U.S. Equity Fund’s transfer agent fee rate.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND
Notes to Financial Statements
June 30, 2005 (Unaudited)
1. ORGANIZATION
Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs CORE U.S. Equity Fund (“VIT CORE U.S. Equity Fund”). The VIT CORE U.S. Equity Fund is a diversified portfolio under the Act. Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public. The VIT CORE U.S. Equity Fund offers two classes of shares: Service and Institutional.
Allmerica Investment Trust (the “ Allmerica Trust”) is registered under the Act, as an open-end, diversified management investment company established as a Massachusetts business trust. The Allmerica Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies; (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to certain funds and their affiliates. Allmerica Financial Corporation, the sponsor of the Allmerica Trust, (“AFC”) has ceased all new sales of proprietary variable annuities and life insurance products. The Allmerica Trust is comprised of nine managed investment portfolios, including the Allmerica Investment Trust Core Equity Fund (the “AIT Core Equity Fund”)
2. BASIS OF COMBINATION
The unaudited pro forma Schedule of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the VIT CORE U.S. Equity and the AIT Core Equity Funds as if the proposed reorganization occurred as of and for the twelve months ended June 30, 2005. Certain securities held by the AIT Core Equity Fund that do not meet the investment criteria or investment percentage limitations of the VIT CORE U.S. Equity Fund may be sold prior to or after the Reorganization. Certain sales have been reflected in these pro forma financial statements as of June 30, 2005. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.
     The VIT CORE U.S. Equity Fund will be the accounting survivor for financial statement purposes. The Agreement and Plan of Reorganization provide for a tax-free acquisition of the AIT Core Equity Fund into the VIT CORE U.S. Equity Fund. The acquisition is expected to be completed in December 2005.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all of the assets of the AIT Core Equity Fund will be exchanged for Service Shares of the VIT CORE U.S. Equity Fund. The VIT CORE U.S. Equity Fund will assume the liabilities, if any, of the AIT Core Equity Fund. Immediately thereafter, Service Shares of the VIT CORE U.S. Equity Fund will be distributed to the shareholders of the AIT Core Equity Fund. The AIT Core Equity Fund will then be dissolved.
     The amount of additional shares assumed to be issued under the reorganization was calculated based on the June 30, 2005 net assets of the AIT Core Equity Fund and the net asset value per share of the VIT CORE U.S. Equity Fund. These amounts are summarized as follows:

Service Class
Shares Issued in connection with merger	24,500,173
Net Assets June 30, 2005 of AIT Core Equity Fund	$296,207,086
Pro Forma Net Asset Value June 30, 2005	$12.09

4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the VIT CORE U.S. Equity Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
C. Federal Taxes — It is the VIT CORE U.S. Equity Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the VIT CORE U.S. Equity Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in-capital.
     In addition, distributions paid by the VIT CORE U.S. Equity Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the VIT CORE U.S. Equity Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
     The VIT CORE U.S. Equity and the AIT CORE Equity Funds had capital loss carryforwards as of their most recent fiscal year ended December 31, 2004. Expiration occurs on December 31 of the year indicated. The year and amount of expiration for each capital loss carryforward is indicated below (000):

Capital Loss Carryforward*	VIT CORE U.S. Equity Fund	AIT Core Equity Fund
Expiring 2009	$14,472	$108,961
Expiring 2010	27,610	88,482
Expiring 2011	2,163	31,739
Total	$44,245	$229,182

*	Utilization of these losses may be limited under the Code
D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.
E. Segregation Transactions — As set forth in the prospectus, the VIT CORE U.S. Equity Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the VIT CORE U.S. Equity Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to

2

repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the VIT CORE U.S. Equity Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the VIT CORE U.S. Equity Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the VIT CORE U.S. Equity Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the VIT CORE U.S. Equity Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Futures Contracts — The VIT CORE U.S. Equity Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the VIT CORE U.S. Equity Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the VIT CORE U.S. Equity Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the VIT CORE U.S. Equity Fund realizes a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the VIT CORE U.S. Equity Fund. Under this Agreement, GSAM manages the VIT CORE U.S. Equity Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the VIT CORE U.S. Equity Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly. Effective April 29, 2005, GSAM has entered into a fee reduction commitment with the Trust to reduce the contractual management fee from 0.70% to 0.65% of the VIT CORE U.S. Equity Fund’s average daily net assets. Prior to April 29, 2005, GSAM had voluntarily waived a portion of its management fee equal to 0.05% of the VIT CORE U.S. Equity Fund’s average daily net assets.
     At a meeting held on June 16, 2005, the Board of Trustees of the Trust approved a fee reduction commitment for the VIT CORE U.S. Equity Fund which will be effective on a contractual basis in 2006. Effective July 1, 2005, GSAM will implement the fee reduction commitment on a voluntary basis and waive a portion of its Management Fee to achieve the following annual rates:

Average Daily Net Assets	Annual Rate
First $1 Billion	0.65%
Next $1 Billion	0.59%
Over $2 Billion	0.56%

     For the twelve months ended June 30, 2005, GSAM has waived Management Fees of approximately $201,000.
     GSAM has contractually agreed to limit certain “Other Expenses” of the VIT CORE U.S. Equity Fund (excluding Management Fees, Transfer Agency fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.04% of the average daily net assets of the VIT CORE U.S. Equity Fund. GSAM has agreed to maintain this expense limitation reduction through June 30, 2005 and on a voluntary basis thereafter. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the VIT CORE U.S. Equity Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. After the completion of the proposed reorganization, amounts paid under the “Plan” described below will also not be subject to this voluntary expense limitation.

3

For the twelve months ended June 30, 2005, GSAM made no reimbursements to the Fund.
     The Trust, on behalf of the VIT CORE U.S. Equity Fund, has adopted a Distribution and Service Plan (the “Plan”) with respect to its Service Share. Under the plan, Goldman Sachs is entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of the VIT CORE U.S. Equity Fund’s average daily net assets attributable to Service Shares. Goldman Sachs has voluntarily agreed to limit Distribution and Service fees to 0.08% of the average daily net assets attributable to Service Shares.
     Goldman Sachs also serves as Transfer Agent of the VIT CORE U.S. Equity Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of the VIT CORE U.S. Equity Fund.
     At June 30, 2005, amounts owed to affiliates were approximately $333,600 and $20,600 for Management and Transfer Agent fees, respectively.
     GSAM has contractually agreed to limit the total annual operating expenses to 0.81% of the average daily net assets of the Service Shares of the VIT CORE U.S. Equity Fund for eighteen months following the Reorganization.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the VIT CORE U.S. Equity Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the VIT CORE U.S. Equity Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the VIT CORE U.S. Equity Fund and BGA receive compensation relating to the lending of the VIT CORE U.S. Equity Fund’s securities. The amount earned by the VIT CORE U.S. Equity Fund for the twelve months ended June 30, 2005, is reported parenthetically on the Statement of Operations. For the twelve months ended June 30, 2005, BGA earned $7,081 in fees as securities lending agent. At June 30, 2005, the VIT CORE U.S. Equity Fund loaned securities having a market value of $2,896,480 collateralized by cash in the amount of $2,961,250. The VIT CORE U.S. Equity Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The VIT CORE U.S. Equity Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

4

GOLDMAN SACHS VARIABLE INSURANCE TRUST
FORM N-14
PART C — OTHER INFORMATION
Item 15. Indemnification
     Article IV of the Agreement and Declaration of Trust of Goldman Sachs Variable Insurance Trust, a Delaware business trust (incorporated herein by reference as Exhibit 1(a) hereto), provides for indemnification of the Trustees and officers of the Trust, subject to certain limitations.
     The Management Agreement provides that the applicable investment adviser will not be liable for any error of judgement or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser or from reckless disregard by the investment adviser of its obligations and duties under the Management Agreement. The Management Agreement is incorporated herein by reference to Exhibit 6(a).
     Section 9 of the Amended and Restated Distribution Agreement between the Registrant and Goldman, Sachs & Co. (incorporated herein by reference as Exhibit (7)) and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. (incorporated herein by reference as Exhibit 13(a)) provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities.
     Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Trust, Trust for Credit Unions and The Commerce Funds insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 16. Exhibits

(1)	(a)	Agreement and Declaration of Trust dated September 16, 1997 is incorporated herein by reference to exhibit (1) of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Securities and Exchange Commission (“Commission”) on September 18, 1997 (Accession No. 0000950130-97-004157) (the “Initial Registration Statement”).

	(b)	Amendment No. 1 dated October 21, 1997 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (1)(b) of Pre-Effective Amendment No. 1 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on December 23, 1997 (Accession No. 0000950130-97-005710) (“Pre-Effective Amendment No. 1”).

	(c)	Amendment No. 2 dated January 22, 1999 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 2 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on February 26, 1999 (Accession No.0000950130-99-001075) (“Post-Effective Amendment No. 2”).

	(d)	Amendment No. 3 dated April 28, 1999 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(4) of Post-Effective Amendment No. 3 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on January 31, 2000 (Accession No. 0000950130-00-000305)(“Post-Effective Amendment No. 3”).

	(e)	Amendment No. 4 dated February 3, 2000 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(5) of Post-Effective Amendment No. 4 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 13, 2000 (Accession No. 0000950130-00-002070) (“Post-Effective Amendment No. 4”).

	(f)	Amendment No. 5 dated August 1, 2000 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(6) of Post-Effective Amendment No. 5 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 13, 2001 (Accession No. 0000950109-01-500531) (“Post-Effective Amendment No. 5”).

	(g)	Amendment No. 6 dated April 25, 2001 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(7) of Post-Effective Amendment No. 6 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 29, 2002 (Accession No. 0000950123-02-004328) (“Post-Effective Amendment No. 6”).

	(h)	Amendment No. 7 dated August 1, 2002 to the Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(8) of Post-Effective Amendment No. 7 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 15, 2003 (Accession No. 0000950123-03-004261) (“Post-Effective Amendment No. 7”).

(2)	(a)	By-Laws of Registrant dated September 16, 1997 are incorporated herein by reference to exhibit (2) of the Initial Registration Statement.

	(b)	Amendment No. 1 dated August 1, 2002 to the By-Laws is incorporated herein by reference to exhibit (b)(2) of Post-Effective Amendment No. 7.

	(c)	Amended and Restated By-Laws dated October 30, 2002 are incorporated herein by reference to exhibit (b)(3) of Post-Effective Amendment No. 7.

	(d)	Amendment No. 1 to Amended and Restated By-Laws, dated November 4, 2004 is incorporated herein by reference to exhibit (b)(4) of Post-Effective Amendment No. 9 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on February 23, 2005 (Accession No. 0000950123-05-002150) (“Post-Effective Amendment No. 9”).

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization dated August 22, 2005, is filed herewith as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference.

(5)	Article II, Section 10, Article IV, Section 4, Article V, Article VI, Article VII, Article IX, Section 8, Section 9, and Section 12 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (1)(a) and Article III of the Registrant’s Amended and Restated By-Laws incorporated herein by reference as Exhibit (2)(c).

(6)	(a)	Management Agreement among Registrant, Goldman Sachs Asset Management and Goldman Sachs Asset Management International on behalf of the Growth and Income, CORESM U.S. Equity, CORESM Large Cap Growth, CORESM Small Cap Equity, Mid Cap Equity, Capital Growth, International Equity, Global Income and High Yield Funds is incorporated herein by reference to exhibit (5) of Pre-Effective Amendment No. 1.

	(b)	Amended Annex A to Management Agreement among Registrant, Goldman Sachs Asset Management and Goldman Sachs Asset Management International on behalf of the Growth and Income, CORESM U.S. Equity, CORESM Large Cap Growth, CORESM Small Cap Equity, Mid Cap Equity, Capital Growth, International Equity, Global Income, High Yield, CORESM Large Cap Value, CORESM International Equity, Short Duration Government and Internet Tollkeeper Funds is incorporated herein by reference to exhibit (d)(2) of Post-Effective Amendment No. 5.

	(c)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. is incorporated herein by reference to exhibit 6(c) of the Registration Statement on Form N-14 (No. 333-108360) filed with the Securities and Exchange Commission on August 29, 2003 (Accession No. 0000950123-03-009958).

(d) Fee Reduction Commitment dated April 29, 2005 by Goldman Sachs Asset Management, L.P. and Registrant relating to the CORE U.S. Equity Fund is incorporated herein by reference to exhibit (d)(4) of Post Effective Amendment No. 12 (Accession No. 0000950130-05-007490).

(7)		Amended and Restated Distribution Agreement between Registrant and Goldman, Sachs & Co. dated February 3, 2000 is incorporated herein by reference to exhibit (e) of Post-Effective Amendment No. 5.

(8)		Not Applicable.

(9)		(a) Custodian Agreement between Registrant and State Street Bank and Trust Company dated December 31, 1997 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 1 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on November 18, 1998 (Accession No. 0000950130-98-005579) (“Post-Effective Amendment No. 1”).

(b) Letter Agreement relating to Custodian Agreement between Registrant and State Street Bank and Trust Company, dated January 21, 2000 (Internet Tollkeeper Fund) is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 5.

(c) Amendment dated July 2, 2001 to the Custodian Contract dated December 31, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 6.

(d) Amendment dated August 1, 2001 to the Custodian Contract dated December 31, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 7.

(10)		None.

(11)		Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable is filed herewith.

(12)	(a) (i)	Form of Opinion of Counsel with respect to certain tax consequences for the CORE U.S. Equity Fund is filed herewith.

(12)	(a) (ii)	Form of Opinion of Counsel with respect to certain tax consequences for the International Equity Fund is filed herewith.

(12)	(a) (iii)	Form of Opinion of Counsel with respect to certain tax consequences for the Capital Growth Fund is filed herewith.

(12)	(a) (iv)	Form of Opinion of Counsel with respect to certain tax consequences for the Mid Cap Value Fund is filed herewith.

(12)	(a) (v)	Form of Opinion of Counsel with respect to certain tax consequences for the Growth Opportunities Fund, Equity Index Fund, Government Income Fund, Core Fixed Income Fund and Money Market Fund is filed herewith.

(13)		(a) Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. dated October 21, 1997 is incorporated herein by reference to exhibit (9)(a) of Pre-Effective Amendment No. 1.

(b) Letter Agreement relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Internet Tollkeeper Fund)

is incorporated herein by reference to exhibit (h)(4) of Post-Effective Amendment No. 5.

	(c)	Form of Participation Agreement is incorporated herein by reference to Exhibit (9)(b) of Pre-Effective Amendment No. 1.

	(d)	Amendment dated August 1, 2002 to the Transfer Agency Agreement dated October 21, 1997 between Registrant and Goldman, Sachs & Co. is incorporated herein by reference to exhibit (h)(4) of Post-Effective Amendment No. 7.

	(e)	Purchase Agreement between Registrant and The Goldman Sachs Group, L.P. dated December 12, 1997 is incorporated herein by reference to exhibit (13) of Pre-Effective Amendment No 1.

(14)	(a)	Consent of Ernst & Young LLP is filed herewith.

	(b)	Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)	Not Applicable.

(16)	(a)	Certificate of Secretary is filed herewith.

	(b)	Powers of Attorney are filed herewith.

(17)	(a)	Forms of Voting Instruction Form is filed herewith.

	(b)	Prospectus Supplement dated , 2005 and Prospectus dated , 2005 for the Service Shares of the Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs International Equity Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Money Market Fund are filed herewith.

	(c)	Supplement dated , 2005 and Statement of Additional Information dated , 2005 for the Service Shares of the Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs International Equity Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Money Market Fund is filed herewith.

(d)	Goldman Sachs Variable Insurance Trust’s International Equity Fund Annual Report for the fiscal year ended December 31, 2004 is filed herewith.

(e)	Goldman Sachs Variable Insurance Trust’s CORE U.S. Equity Fund Annual Report for the fiscal year ended December 31, 2004 is filed herewith.

(f)	Goldman Sachs Variable Insurance Trust’s Midcap Value Fund Annual Report for the fiscal year ended December 31, 2004 is filed herewith.

(g)	Goldman Sachs Variable Insurance Trust’s Capital Growth Fund Annual Report for the fiscal year ended December 31, 2004 is filed herewith.

(h)	Goldman Sachs Variable Insurance Trust’s International Equity Fund Semi-Annual Report for the fiscal period ended June 30, 2005 is filed herewith.

(i)	Goldman Sachs Variable Insurance Trust’s CORE U.S. Equity Fund Semi-Annual Report for the fiscal period ended June 30, 2005 is filed herewith.

(j)	Goldman Sachs Variable Insurance Trust’s Midcap Value Fund Semi-Annual Report for the fiscal period ended June 30, 2005 is filed herewith.

(k)	Goldman Sachs Variable Insurance Trust’s Capital Growth Fund Semi-Annual Report for the fiscal period ended June 30, 2005 is filed herewith.

(l)	Prospectus dated May 1, 2005 for the Allmerica Investment Trust Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund, Core Equity Fund, Equity Index Fund, Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund is filed herewith.

(m)	Statement of Additional Information dated May 1, 2005 for the Allmerica Investment Trust Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund, Core Equity Fund, Equity Index Fund, Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund is filed herewith.

(n)	Allmerica Investment Trust Annual Report for the fiscal year ended December 31, 2004 is filed herewith.

(o)	Allmerica Investment Trust Semi-Annual Report for the fiscal period ended June 30, 2005 is filed herewith.

(p)	Supplement to prospectuses dated May 1, 2005 is filed herewith.

Item 17. Undertakings
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinions of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and State of New York, on the 12th of September, 2005.

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Registrant

By:	/s/ Howard B. Surloff

Howard B. Surloff
Secretary
     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated:

Signature	Title	Date
*Kaysie P. Uniacke	President (Chief Executive	September 12, 2005
Kaysie P. Uniacke	Officer) and Trustee

*Ashok N. Bakhru	Chairman and Trustee	September 12, 2005
Ashok N. Bakhru

*John M. Perlowski	Treasurer (Principal Accounting	September 12, 2005
John M. Perlowski	Officer and Principal Financial Officer)

*Mary Patterson McPherson	Trustee	September 12, 2005
Mary Patterson McPherson

*Alan A. Shuch	Trustee	September 12, 2005
Alan A. Shuch

*Wilma J. Smelcer	Trustee	September 12, 2005
Wilma J. Smelcer

*John P. Coblentz, Jr.	Trustee	September 12, 2005
John P. Coblentz, Jr.

*Richard P. Strubel	Trustee	September 12, 2005
Richard P. Strubel

*Patrick T. Harker	Trustee	September 12, 2005
Patrick T. Harker

*By:	/s/ Howard B. Surloff

Howard B. Surloff
Attorney-in-Fact

*	Pursuant to a power of attorney filed herewith.

Exhibit Index

4	Agreement and Plan of Reorganization dated August 22, 2005, is filed herewith as Appendix A to the Combined Proxy Statement/Prospectus.

11	Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable.

12(a) (i)	Form of Opinion of Counsel with respect to certain tax consequences for the CORE U.S. Equity Fund is filed herewith.

12(a) (ii)	Form of Opinion of Counsel with respect to certain tax consequences for the International Equity Fund is filed herewith.

12(a) (iii)	Form of Opinion of Counsel with respect to certain tax consequences for the Capital Growth Fund is filed herewith.

12(a) (iv)	Form of Opinion of Counsel with respect to certain tax consequences for the Mid Cap Value Fund is filed herewith.

12(a) (v)	Form of Opinion of Counsel with respect to certain tax consequences for the Growth Opportunities Fund, Equity Index Fund, Government Income Fund, Core Fixed Income Fund and Money Market Fund is filed herewith.

14(a)	Consent of Ernst & Young LLP.

14(b)	Consent of PricewaterhouseCoopers LLP.

16(a)	Certificate of Secretary.

16(b)	Powers of Attorney.

17(a)	Forms of Voting Instruction Form.

17(b)	Prospectus Supplement dated ___, 2005 and Prospectus dated ___, 2005 for the Service Shares of the Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs International Equity Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Money Market Fund are filed herewith.

17(c)	Supplement dated ___, 2005 and Statement of Additional Information dated ___, 2005 for the Service Shares of the Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs International Equity Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Money Market Fund is filed herewith.

17(d)	Goldman Sachs Variable Insurance Trust’s International Equity Fund Annual Report for the fiscal year ended December 31, 2004 is filed herewith.

17(e)	Goldman Sachs Variable Insurance Trust’s CORE U.S. Equity Fund Annual Report for the fiscal year ended December 31, 2004 is filed herewith.

17(f)	Goldman Sachs Variable Insurance Trust’s Midcap Value Fund Annual Report for the fiscal year ended December 31, 2004 is filed herewith.

17(g)	Goldman Sachs Variable Insurance Trust’s Capital Growth Fund Annual Report for the fiscal year ended December 31, 2004 is filed herewith.